As filed with the SEC on May 19, 2006.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04419
AEGON/TRANSAMERICA SERIES TRUST
(formerly AEGON/TRANSAMERICA SERIES FUND, INC.)
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of Principal Executive Offices)	(Zip Code)
John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:	(727) 299-1800
Date of fiscal year end:	December 31
Date of reporting period:	January 1, 2006 – March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of registrant as of March 31, 2006 are attached.

Aegon Bond

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (18.7%)
U.S. Treasury Bond
11.75%, due 11/15/2014	$2,500	$3,067
7.25%, due 05/15/2016	2,000	2,365
7.50%, due 11/15/2016 †	2,750	3,323
7.25%, due 08/15/2022	300	372
6.25%, due 08/15/2023	5,000	5,671
7.63%, due 02/15/2025	1,125	1,470
6.50%, due 11/15/2026	1,500	1,772
U.S. Treasury STRIPS
Zero Coupon, due 05/15/2008	1,000	904
Zero Coupon, due 02/15/2009	200	174
Zero Coupon, due 02/15/2010 †	1,800	1,498
Zero Coupon, due 02/15/2011	950	754
Zero Coupon, due 05/15/2012	1,200	900
Zero Coupon, due 08/15/2012	250	184
Zero Coupon, due 11/15/2012	1,200	872
Zero Coupon, due 02/15/2013	200	143
Zero Coupon, due 05/15/2013	200	142
Zero Coupon, due 11/15/2013	3,000	2,069
Zero Coupon, due 02/15/2014	750	510
Zero Coupon, due 11/15/2014	100	65
Zero Coupon, due 02/15/2016	1,650	1,016
Zero Coupon, due 05/15/2016	2,200	1,334
Zero Coupon, due 02/15/2017 †	8,400	4,896
Zero Coupon, due 11/15/2017	200	112
Zero Coupon, due 02/15/2019	300	157
Zero Coupon, due 02/15/2022	150	67
Zero Coupon, due 02/15/2023	750	319
Total U.S. Government Obligations (cost: $32,790)		34,156
U.S. GOVERNMENT AGENCY OBLIGATIONS (46.2%)
Fannie Mae
7.50%, due 01/01/2008	127	128
7.00%, due 01/25/2008	333	335
6.50%, due 04/01/2008	129	130
9.26%, due 10/25/2008 *	126	129
8.00%, due 07/01/2009	225	233
5.50%, due 06/01/2012	234	234
6.50%, due 12/25/2012	699	705
5.00%, due 11/25/2015	1,500	1,476
6.00%, due 03/25/2016	774	782
5.00%, due 12/01/2016	239	234
7.00%, due 12/25/2016	1,220	1,253
5.50%, due 03/01/2017	620	615
6.50%, due 03/01/2017	187	192

5.50%, due 04/25/2017	$1,000	$999
5.50%, due 09/01/2017	532	528
9.50%, due 06/25/2018	297	320
4.00%, due 07/01/2018	210	197
4.00%, due 12/01/2018	863	809
4.50%, due 03/01/2019	762	729
9.00%, due 10/01/2019	123	133
6.50%, due 08/01/2020	370	378
6.50%, due 02/25/2022	655	669
7.00%, due 06/17/2022	148	149
5.50%, due 05/25/2023	500	485
9.00%, due 06/01/2025	273	296
7.00%, due 03/25/2031	230	237
7.00%, due 09/25/2031	398	410
7.00%, due 09/25/2031	511	526
7.00%, due 11/25/2031	681	703
9.53%, due 02/25/2032 *	104	109
10.00%, due 03/25/2032 *	70	80
6.50%, due 04/25/2032	1,060	1,065
6.50%, due 11/25/2032	1,000	1,012
6.00%, due 12/01/2032	541	542
5.65%, due 12/25/2032 *	189	170
Zero Coupon, due 01/01/2033 (a)	208	152
6.00%, due 03/01/2033	226	226
6.00%, due 03/01/2033	177	177
6.00%, due 03/01/2033	122	122
5.50%, due 04/01/2033	487	476
4.00%, due 04/25/2033	500	395
5.75%, due 06/25/2033	750	720
2.18%, due 07/25/2033 *	291	180
1.29%, due 08/25/2033 *	229	142
Zero Coupon, due 09/01/2033 (a)	142	100
4.47%, due 09/25/2033 *	156	132
5.50%, due 02/25/2034	600	583
1.85%, due 03/25/2034 *	165	102
Zero Coupon, due 04/25/2034 (a)	95	53
6.28%, due 04/25/2034 *	424	403
6.28%, due 05/25/2034 *	638	613
4.87%, due 01/01/2035 *	360	356
5.50%, due 12/25/2035	300	283
Zero Coupon, due 04/25/2036 (a)	200	141
6.50%, due 10/25/2042	181	181
6.50%, due 12/25/2042	633	641
7.50%, due 12/25/2042	298	309
Federal Home Loan Bank
4.72%, due 09/20/2012	469	453
Freddie Mac
5.50%, due 02/15/2009	548	545
4.13%, due 07/12/2010	573	551
5.75%, due 01/15/2012	200	206
6.00%, due 02/15/2013	1,065	1,075
5.50%, due 09/15/2013	748	746
5.50%, due 10/15/2013	755	752

6.50%, due 10/15/2013	$101	$102
6.00%, due 12/15/2013	1,187	1,201
6.00%, due 12/15/2013	2,068	2,092
5.00%, due 07/15/2014	1,000	993
6.00%, due 08/15/2015	2,000	2,006
2.98%, due 10/15/2015 *	745	671
5.50%, due 11/15/2015	510	510
8.50%, due 11/15/2015	3	3
6.50%, due 04/01/2016	161	165
5.50%, due 02/15/2017	1,000	1,000
2.95%, due 07/15/2017 * (b)	1,540	89
6.50%, due 12/01/2017	465	475
4.00%, due 05/01/2019	1,001	935
8.50%, due 09/15/2020	301	300
6.00%, due 12/15/2020	1,000	1,008
5.50%, due 12/15/2022	1,000	992
7.50%, due 02/15/2023	827	845
5.00%, due 05/15/2023	383	372
7.00%, due 03/15/2024	1,000	1,043
7.00%, due 06/15/2029	1,000	1,049
6.00%, due 11/15/2029	626	628
8.00%, due 01/15/2030	1,069	1,112
4.70%, due 05/15/2030 *	357	325
6.00%, due 05/15/2030	484	487
7.50%, due 08/15/2030	326	328
7.25%, due 09/15/2030	1,402	1,425
7.00%, due 10/15/2030	850	874
7.25%, due 12/15/2030	411	420
6.50%, due 04/15/2031	57	57
6.50%, due 08/15/2031	606	616
3.25%, due 03/15/2032 * (b)	396	34
4.00%, due 03/15/2032	1,000	916
6.38%, due 03/15/2032	1,000	1,016
6.50%, due 03/15/2032	729	746
7.00%, due 03/15/2032	2,786	2,862
7.00%, due 04/15/2032	1,000	1,031
7.00%, due 05/15/2032	845	871
6.50%, due 06/15/2032	600	615
6.50%, due 07/15/2032	951	984
7.50%, due 07/25/2032	737	762
6.00%, due 11/15/2032	500	501
2.25%, due 02/15/2033 * (b)	1,825	97
2.80%, due 02/15/2033 * (b)	1,236	61
6.00%, due 02/15/2033	500	501
2.35%, due 03/15/2033 * (b)	1,995	116
Zero Coupon, due 10/15/2033 (a)	250	134
1.88%, due 10/15/2033 *	191	117
1.88%, due 11/15/2033 *	110	63
1.95%, due 01/15/2034 *	700	371
2.50%, due 02/15/2034 *	76	50
Zero Coupon, due 03/15/2034 (a)	60	35
1.95%, due 04/15/2034 *	196	123
Zero Coupon, due 08/15/2034 (a)	163	123

Zero Coupon, due 03/15/2036 (a)	$200	$141
7.50%, due 08/25/2042 *	313	321
6.50%, due 02/25/2043	656	665
7.00%, due 02/25/2043	215	217
Ginnie Mae
7.50%, due 09/15/2009	244	248
6.00%, due 03/20/2013	3,668	3,675
5.50%, due 12/20/2013	767	766
6.00%, due 12/20/2014	787	789
8.00%, due 01/15/2016	206	219
7.00%, due 07/15/2017	241	249
6.50%, due 03/15/2023	154	159
6.50%, due 10/16/2024	1,200	1,237
9.00%, due 05/16/2027	77	82
6.50%, due 04/20/2029	783	798
7.50%, due 11/20/2029	473	491
8.00%, due 12/20/2029	266	277
8.50%, due 02/16/2030	837	900
8.00%, due 06/20/2030	116	122
7.50%, due 09/20/2030	316	323
7.33%, due 11/20/2030	114	117
6.50%, due 03/20/2031	604	615
11.80%, due 04/20/2031 *	90	100
7.00%, due 10/20/2031	442	458
6.50%, due 12/20/2031	773	790
5.50%, due 01/20/2032 (b)	552	91
6.50%, due 01/20/2032	782	796
3.20%, due 04/16/2032 * (b)	638	45
6.50%, due 06/20/2032	1,400	1,442
6.50%, due 06/20/2032	500	515
6.50%, due 07/16/2032	1,000	1,026
6.50%, due 07/20/2032	951	973
6.50%, due 08/20/2032	475	485
Zero Coupon, due 03/16/2033 (a)	82	66
Zero Coupon, due 06/16/2033 (a)	238	180
6.50%, due 06/20/2033	850	895
6.60%, due 04/16/2034 *	117	110
U.S. Department of Veteran Affairs
7.50%, due 02/15/2027	1,842	1,930
Total U.S. Government Agency Obligations (cost: $88,700)		84,372
FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
United Mexican States
4.63%, due 10/08/2008	330	323
6.38%, due 01/16/2013	75	77
7.50%, due 04/08/2033	500	557
Total Foreign Government Obligations (cost: $896)		957

MORTGAGE-BACKED SECURITIES (11.9%)
Banc of America Funding Corp., Series 2004-1
Zero Coupon, due 03/25/2034 (a)	$174	$142
Banc of America Funding Corp., Series 2005-7, Class 30PO
Zero Coupon, due 11/25/2035 (a)	298	192
Bear Stearns Commercial Mortgage Securities-Series 2000-WF1
7.64%, due 02/15/2032	79	82
Commercial Mortgage Asset Trust-Series 1999-C1
6.59%, due 01/17/2032	740	745
Commercial Mortgage Pass-Through-Series 2001-J2-144A
6.30%, due 07/16/2034	4,000	4,146
Countrywide Alternative Loan Trust, Series 2003-J1
Zero Coupon, due 10/25/2033 (a)	214	169
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A9
5.75%, due 03/25/2034	283	256
Countrywide Alternative Loan Trust, Series 2005-22T1, Class A2
0.25%, due 06/25/2035 * (b)	4,336	23
Countrywide Alternative Loan Trust, Series 2005-26CB, Class A10
4.32%, due 07/25/2035 *	167	158
Countrywide Alternative Loan Trust, Series 2005-28CB, Class 1A4
5.50%, due 08/25/2035	500	475
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1A11
5.50%, due 11/25/2035	200	192
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A4
0.28%, due 02/25/2035 * (b)	2,350	13
Countrywide Asset-Backed Certificates-Series 2004-AB2
5.09%, due 05/25/2036 *	392	393
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7
4.08%, due 06/25/2034 *	214	204
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 2A1
5.34%, due 11/25/2035 *	934	923
Countrywide Home Loan Mortgage Pass Through Trust-Series 2004-HYB1
4.25%, due 05/20/2034 *	217	212
GE Capital Commercial Mortgage Corp.-Series 2001-2
6.44%, due 08/11/2033	3,000	3,135
LB Commercial Conduit Mortgage Trust-Series 1999-C1
6.41%, due 06/15/2031	412	412
MASTR Adjustable Rate Mortgages Trust-Series 2004-13
3.82%, due 04/21/2034 *	404	393
MASTR Alternative Loans Trust-Series 2004-10
4.50%, due 09/25/2019	488	463
MASTR Asset Securitization Trust-Series 2003-4
5.00%, due 05/25/2018	225	222
MASTR Resecuritization Trust-144A
Zero Coupon, due 05/28/2035 (a)	915	635

Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB
4.67%, due 05/12/2043 *	$300	$286
Morgan Stanley Capital I-Series 1998-HF2
6.17%, due 11/15/2030 *	2,000	2,054
MortgageIT Trust, Series 2005-1
5.14%, due 02/25/2035 *	251	251
Prudential Securities Secured Financing Corp.-Series 1998-C1
6.51%, due 07/15/2008	2,178	2,214
Residential Accredit Loans, Inc.-Series 2002-QS16
6.55%, due 10/25/2017 *	144	136
Residential Accredit Loans, Inc.-Series 2003-QS3
5.90%, due 02/25/2018 *	113	108
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-2, Class 1A4
0.23%, due 04/25/2035 * (b)	3,104	13
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7
5.50%, due 06/25/2035	500	476
Washington Mutual MSC Mortgage Pass-Through Certificates-Series 2003-MS7
Zero Coupon, due 03/25/2033 (a)	242	186
Washington Mutual-Series 2002-S7
Zero Coupon, due 11/25/2017 (a)	308	262
Washington Mutual-Series 2004-AR3
4.24%, due 06/25/2034 *	172	167
Wells Fargo Mortgage Backed Securities Trust-Series 2004-7
5.00%, due 07/25/2019	405	393
Wells Fargo Mortgage Backed Securities Trust-Series 2004-BB
4.56%, due 01/25/2035 *	769	753
Wells Fargo Mortgage Backed Securities Trust-Series 2004-EE
3.99%, due 01/25/2035 *	397	385
Wells Fargo Mortgage Backed Securities Trust-Series 2004-S
3.54%, due 09/25/2034 *	500	476
Total Mortgage-Backed Securities (cost: $21,741)		21,745
ASSET-BACKED SECURITIES (2.6%)
AmeriCredit Automobile Receivables Trust-Series 2002-A
4.61%, due 01/12/2009	84	83
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB
5.35%, due 09/10/2047 *	150	147
Bank of America Mortgage Securities-Series 2004-E, Class 2A5
4.11%, due 06/25/2034 *	400	383
Bear Stearns Adjustable Rate Mortgage Trust-Series 2006-1, Class 1A1
4.63%, due 11/25/2035 *	596	582
Citibank Credit Card Issuance, Series 2005-B1, Class B1
4.40%, due 09/15/2010	150	147
First Horizon Asset Securities, Inc.-Series 2004-AR7
4.93%, due 02/25/2035 *	450	444
Household Automotive Trust, Series 2005-1, Class A4
4.35%, due 06/18/2012	110	107
MBNA Credit Card Master Trust -Series 2003-1C
6.45%, due 06/15/2012 *	150	158

MBNA Master Credit Card Trust USA-Series 1999-J-144A
7.85%, due 02/15/2012	$300	$323
Nomura Asset Acceptance Corp.-Series 2003-A1
7.00%, due 04/25/2033	43	43
6.00%, due 05/25/2033	139	138
Residential Asset Mortgage Products, Inc.-Series 2001-RS3
6.79%, due 10/25/2031	34	34
Systems 2001 AT LLC-Series 2001-144A
6.66%, due 09/15/2013	1,238	1,291
WFS Financial Owner Trust-Series 2002-2
4.50%, due 02/20/2010	801	801
Total Asset-Backed Securities (cost: $4,664)		4,681
CORPORATE DEBT SECURITIES (17.5%)
Aerospace (0.1%)
Textron Financial Corp.
5.13%, due 02/03/2011	80	79
Automotive (0.7%)
DaimlerChrysler NA Holding Corp.-Series A
7.38%, due 09/15/2006	1,000	1,009
Ford Motor Co.
6.63%, due 02/15/2028	300	201
Toyota Motor Credit Corp.
2.88%, due 08/01/2008	100	95
Business Credit Institutions (0.1%)
CIT Group, Inc.
7.75%, due 04/02/2012	150	165
Business Services (0.1%)
International Lease Finance Corp.
5.88%, due 05/01/2013	75	75
PHH Corp.
7.13%, due 03/01/2013	100	102
Chemicals & Allied Products (1.3%)
Dow Chemical Co. (The)
6.13%, due 02/01/2011	260	267
DSM NV-144A
6.75%, due 05/15/2009	2,000	2,071
Commercial Banks (2.3%)
Bank of America Corp.
7.40%, due 01/15/2011	1,800	1,946
Citigroup, Inc.
4.25%, due 07/29/2009	200	194
5.63%, due 08/27/2012	400	402
Corp Andina de Fomento
5.20%, due 05/21/2013	100	97
Keycorp-Series G
4.70%, due 05/21/2009	100	99
State Street Corp.
7.65%, due 06/15/2010	300	324
Suntrust Banks, Inc.
6.38%, due 04/01/2011	250	260

Wachovia Bank NA
7.80%, due 08/18/2010	$250	$272
Wachovia Corp.
3.50%, due 08/15/2008	150	144
Wells Fargo & Co.
3.13%, due 04/01/2009	260	245
4.20%, due 01/15/2010	300	288
Communication (1.3%)
Comcast Corp.
5.50%, due 03/15/2011	250	247
COX Communications, Inc.
6.75%, due 03/15/2011	1,000	1,026
Tele-Communications-TCI Group
9.80%, due 02/01/2012	500	589
Verizon Pennsylvania, Inc.
8.35%, due 12/15/2030	500	559
Computer & Office Equipment (0.1%)
International Business Machines Corp.
6.22%, due 08/01/2027	250	257
Electric Services (0.7%)
Constellation Energy Group, Inc.
7.00%, due 04/01/2012	250	266
Dominion Resources, Inc.
6.25%, due 06/30/2012	240	244
DTE Energy Co.
6.65%, due 04/15/2009	200	205
Duke Energy Corp.
4.20%, due 10/01/2008	50	49
5.63%, due 11/30/2012	200	200
Exelon Generation Co. LLC
6.95%, due 06/15/2011	250	264
PSEG Power LLC
7.75%, due 04/15/2011	115	125
Food Stores (0.1%)
Kroger Co. (The)
8.05%, due 02/01/2010	200	215
Gas Production & Distribution (0.1%)
KeySpan Gas East Corp.
7.88%, due 02/01/2010	100	108
Southern California Gas Co.
4.80%, due 10/01/2012	100	96
Holding & Other Investment Offices (0.6%)
EOP Operating, LP
6.75%, due 02/15/2012	300	313
Illinois State
5.10%, due 06/01/2033	450	421
Washington Mutual Bank FA
6.88%, due 06/15/2011	250	265

Insurance (0.2%)
American General Finance Corp.
5.38%, due 10/01/2012	$100	$98
International Lease Finance Corp.
4.50%, due 05/01/2008	75	74
MGIC Investment Corp.
6.00%, due 03/15/2007	150	150
XL Capital, Ltd.
5.25%, due 09/15/2014	50	47
Life Insurance (0.7%)
ASIF Global Financing XIX -144A
4.90%, due 01/17/2013	500	482
John Hancock Global Funding, Ltd.-144A
7.90%, due 07/02/2010	300	330
New York Life Global Funding-144A
3.88%, due 01/15/2009	200	193
Protective Life Secured Trust
4.00%, due 04/01/2011	250	234
Mortgage Bankers & Brokers (0.9%)
American General Finance Corp.
4.50%, due 11/15/2007	170	168
Captiva Finance, Ltd.-Series A-144A
6.86%, due 11/30/2009	525	525
Countrywide Home Loans
4.00%, due 03/22/2011	225	209
Countrywide Home Loans, Inc.
3.25%, due 05/21/2008	250	239
MassMutual Global Funding II-144A
3.50%, due 03/15/2010	150	140
Principal Life Global Funding I-144A
2.80%, due 06/26/2008	140	133
6.25%, due 02/15/2012	250	259
Motion Pictures (0.6%)
Historic TW, Inc.
8.18%, due 08/15/2007	400	414
9.15%, due 02/01/2023	500	601
Paper & Allied Products (0.2%)
International Paper Co.
4.25%, due 01/15/2009	65	63
4.00%, due 04/01/2010	165	154
Union Camp Corp.
6.50%, due 11/15/2007	50	51
Personal Credit Institutions (2.6%)
Ford Motor Credit Co.
7.38%, due 10/28/2009	580	545
General Electric Capital Corp.
4.25%, due 01/15/2008	700	689
4.63%, due 09/15/2009	500	489
6.13%, due 02/22/2011	500	515
5.88%, due 02/15/2012	200	204
6.00%, due 06/15/2012	750	770

General Motors Acceptance Corp.
7.25%, due 03/02/2011	$220	$209
General Motors Nova Scotia Finance Co.
6.85%, due 10/15/2008	400	337
Household Finance Corp.
6.40%, due 06/17/2008	100	102
6.75%, due 05/15/2011	760	800
SLM Corp.
4.00%, due 01/15/2010	175	165
Petroleum Refining (0.1%)
Conoco Funding Co.
5.45%, due 10/15/2006	200	200
Railroads (0.1%)
Burlington Northern Santa Fe Corp.
7.13%, due 12/15/2010	200	213
Savings Institutions (0.1%)
Popular North America, Inc.
4.25%, due 04/01/2008	150	146
Security & Commodity Brokers (2.7%)
Bear Stearns Cos. Inc. (The)
3.25%, due 03/25/2009	500	472
Credit Suisse First Boston (USA), Inc.
4.70%, due 06/01/2009	125	123
4.88%, due 01/15/2015	300	283
Goldman Sachs Group, Inc. (The)
6.88%, due 01/15/2011	1,250	1,320
Lehman Brothers Holdings, Inc.
7.88%, due 08/15/2010	1,000	1,092
Merrill Lynch & Co., Inc.
4.79%, due 08/04/2010	100	97
5.45%, due 07/15/2014	300	296
Morgan Stanley
4.25%, due 05/15/2010	500	476
6.75%, due 04/15/2011	400	421
6.60%, due 04/01/2012	250	262
4.75%, due 04/01/2014	145	135
Telecommunications (1.8%)
AT&T Wireless Services, Inc.
7.50%, due 05/01/2007	225	230
7.88%, due 03/01/2011	100	110
BellSouth Corp.
6.00%, due 10/15/2011	250	255
British Telecommunications PLC
8.88%, due 12/15/2030 (c)	400	512
France Telecom SA
7.75%, due 03/01/2011 (c)	200	218
GTE Corp.
7.51%, due 04/01/2009	475	499
Nynex Capital Funding Co.-Series B
8.23%, due 10/15/2009	400	429

NYNEX Corp.
9.55%, due 05/01/2010	$170	$181
Sprint Capital Corp.
6.88%, due 11/15/2028	800	825
Total Corporate Debt Securities (cost: $31,854)		31,968

SECURITY LENDING COLLATERAL (5.4%)
Debt (4.5%)
Bank Notes (0.2%)
Bank of America
4.77%, due 05/16/2006 *	153	153
4.81%, due 08/10/2006 *	126	126
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	137	137
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	274	274
Rabobank Nederland
5.01%, due 05/31/2006 *	137	137
Commercial Paper (0.7%)
Danske Corp.
4.75%, due 04/07/2006	163	163
4.79%, due 04/07/2006	274	274
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	137	137
Grampian Funding LLC-144A
4.60%, due 04/03/2006	108	108
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	108	108
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	137	137
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	137	137
4.77%, due 04/25/2006	137	137
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	109	109
Euro Dollar Overnight (0.2%)
Royal Bank of Scotland
4.69%, due 04/04/2006	274	274
4.78%, due 04/06/2006	109	109
Svenska Handlesbanken
4.85%, due 04/03/2006	59	59
Euro Dollar Terms (1.8%)
Bank of Nova Scotia
4.79%, due 05/10/2006	274	274
Barclays
4.68%, due 04/28/2006	137	137
4.79%, due 05/10/2006	410	410
4.77%, due 05/16/2006	55	55

Calyon
4.75%, due 04/12/2006	$219	$219
4.74%, due 05/09/2006	137	137
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	109	109
4.70%, due 05/02/2006	164	164
4.73%, due 05/08/2006	191	191
Fortis Bank
4.75%, due 04/24/2006	273	273
Royal Bank of Canada
4.77%, due 05/01/2006	109	109
Royal Bank of Scotland
4.75%, due 04/28/2006	109	109
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	191	191
Societe Generale
4.78%, due 05/04/2006	410	410
4.79%, due 05/10/2006	273	273
Toronto Dominion Bank
4.72%, due 04/18/2006	137	137
Repurchase Agreements (1.3%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $258 on 04/03/2006	258	258
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $892 on 04/03/2006	892	892
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $12 on 04/03/2006	12	12
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $1,020 on 04/03/2006	1,020	1,020
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $117 on 04/03/2006	117	117
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $102 on 04/03/2006	102	102

	Shares	Value
Investment Companies (0.9%)
American Beacon Fund
1-day yield of 4.64%	54,415	$54
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	762,443	762
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	153,155	153
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	24,546	25
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	591,212	591
Total Security Lending Collateral (cost: $9,763)		9,763
Total Investment Securities (cost: $190,408) #		$187,642

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $9,541.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
(a)	Principal only security. Holder is entitled to principal cash flows on the underlying pool.
(b)	Interest only security. Holder is entitled to interest payments on the underlying pool.
(c)	Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch above or below A-/A3.
††

Cash collateral for the Repurchase Agreements, valued at $2,442, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $190,408. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,317 and $6,083, respectively. Net unrealized depreciation for tax purposes is $2,766.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated  $11,401 or 6.2% of the net assets of the Fund.

MASTR	Mortgage Asset Securitization Transactions, Inc.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

American Century International

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.7%)
Australia (3.7%)
BHP Billiton, Ltd.	244,050	$4,873
Macquarie Infrastructure Group (a)	747,060	2,030
National Australia Bank, Ltd.	116,480	3,131
Rio Tinto, Ltd.	34,100	1,917
Austria (1.0%)
Erste Bank der Oesterreichischen Sparkassen AG	55,106	3,245
Belgium (1.2%)
KBC Groupe (a)	35,960	3,856
Bermuda (0.2%)
Li & Fung, Ltd.	260,000	586
China (0.4%)
China Construction Bank-Class H ‡ §	2,665,754	1,245
France (16.0%)
Accor SA	45,170	2,600
Alstom ‡	24,600	2,060
AXA	109,623	3,842
Cie Generale D’Optique Essilor International SA	42,690	3,802
Groupe Danone	31,490	3,853
Pernod-Ricard	15,560	2,977
PPR SA	20,010	2,413
Sanofi-Aventis	33,940	3,224
Schneider Electric SA	35,030	3,777
Societe Generale-Class A †	27,884	4,188
Total SA	29,550	7,785
Veolia Environnement	95,680	5,307
Vinci SA	36,352	3,579
Vinci SA ‡	36,352	78
Vivendi Universal SA	55,540	1,905
Germany (5.7%)
Adidas-Salomon AG	11,160	2,204
Continental AG	42,250	4,678
Fresenius Medical Care AG & Co. KGaA	29,726	3,547
Hypo Real Estate Holding	36,020	2,466
SAP AG	13,510	2,927
Siemens AG	25,010	2,332
Greece (3.4%)
Hellenic Telecommunications Organization SA ‡	138,470	3,056
National Bank of Greece SA	90,560	4,252
OPAP SA	90,840	3,472

Ireland (2.7%)
Anglo Irish Bank Corp. PLC	161,456	$2,618
Bank of Ireland	162,870	3,016
Ryanair Holdings PLC, ADR ‡ †	53,280	2,914
Italy (4.1%)
Banco Popolare di Verona e Novara SCRL	146,350	3,873
ENI-Ente Nazionale Idrocarburi SpA †	97,190	2,759
Luxottica Group SpA †	137,310	3,784
Saipem SpA	113,530	2,620
Japan (22.5%)
Advantest Corp.	5,300	630
Astellas Pharma, Inc.	45,400	1,720
Bank of Yokohama, Ltd. (The)	345,000	2,819
Daikin Industries, Ltd.	8,800	307
East Japan Railway Co.	420	3,104
Eisai Co., Ltd.	45,200	1,965
Honda Motor Co., Ltd.	12,100	748
Hoya Corp.	95,500	3,845
Keyence Corp.	9,790	2,539
Komatsu, Ltd.	104,000	1,979
Leopalace21 Corp.	42,000	1,573
Matsushita Electric Industrial Co., Ltd.	210,000	4,654
Matsushita Electric Works, Ltd.	147,000	1,760
Mitsubishi Electric Corp.	158,000	1,338
Mitsubishi Tokyo Financial Group, Inc.	350	5,339
Murata Manufacturing Co., Ltd.	19,700	1,331
NGK Insulators, Ltd.	31,000	454
Nikko Cordial Corp.	76,500	1,264
Nitto Denko Corp.	26,000	2,201
ORIX Corp. (a)	18,930	5,880
Sega Sammy Holdings, Inc.	83,600	3,387
Shin-Etsu Chemical Co., Ltd.	48,000	2,600
Sumitomo Heavy Industries, Ltd.	144,000	1,380
Sumitomo Mitsui Financial Group, Inc.	120	1,322
Taisei Corp.	745,000	3,561
Toray Industries, Inc.	315,000	2,574
Toshiba Corp. †	113,000	655
Toyota Motor Corp.	96,700	5,270
Yamada Denki Co., Ltd.	36,400	4,186
Yamato Transport Co., Ltd. †	81,000	1,654
Mexico (1.6%)
America Movil SA de CV-Class L, ADR †	113,015	3,872
Cemex SA de CV, Sponsored ADR †	19,760	1,290
Netherlands (2.7%)
ASML Holding NV ‡	117,030	2,386
ING Groep NV †	62,900	2,481
Royal Numico NV ‡ †	87,840	3,881
Norway (2.0%)
Aker Kvaerner ASA	37,808	3,341
Telenor ASA	288,900	3,103

Singapore (0.3%)
Keppel Corp., Ltd.	134,000	$1,143
South Korea (0.8%)
Samsung Electronics Co., Ltd.	4,110	2,665
Spain (2.5%)
Cintra Concesiones de Infraestructuras de Transporte SA ‡	136,976	1,775
Grupo Ferrovial SA	38,635	3,119
Inditex SA	66,880	2,578
Telefonica SA	38,080	597
Sweden (0.6%)
ForeningsSparbanken AB	63,590	1,791
Switzerland (8.9%)
ABB, Ltd. ‡ †	260,530	3,279
Compagnie Financiere Richemont AG-Class A	68,780	3,289
Lonza Group AG †	39,810	2,722
Nestle SA	5,900	1,747
Novartis AG	122,400	6,790
Roche Holding AG-Genusschein	50,324	7,474
UBS AG †	28,714	3,146
United Kingdom (15.4%)
AstraZeneca PLC	55,150	2,774
BG Group PLC	379,850	4,741
BP PLC	653,182	7,489
British American Tobacco PLC	214,970	5,198
Cadbury Schweppes PLC	406,040	4,029
Diageo PLC	248,410	3,906
GlaxoSmithKline PLC	303,950	7,935
Man Group PLC	108,950	4,658
Marks & Spencer Group PLC	98,290	949
Reckitt Benckiser PLC	128,156	4,504
Standard Chartered PLC	133,740	3,322
United States (2.0%)
iShares MSCI EAFE Index Fund †	99,000	6,427
Total Common Stocks (cost: $247,459)		313,231

	Principal	Value
SECURITY LENDING COLLATERAL (9.4%)
Debt (7.9%)
Bank Notes (0.3%)
Bank of America
4.77%, due 05/16/2006 *	$473	$473
4.81%, due 08/10/2006 *	389	389
Certificates of Deposit (0.5%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	423	423
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	846	846
Rabobank Nederland
5.01%, due 05/31/2006 *	423	423

Commercial Paper (1.3%)
Danske Corp.
4.75%, due 04/07/2006	$504	$504
4.79%, due 04/07/2006	846	846
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	423	423
Grampian Funding LLC-144A
4.60%, due 04/03/2006	335	335
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	335	335
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	423	423
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	423	423
4.77%, due 04/25/2006	423	423
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	338	338
Euro Dollar Overnight (0.4%)
Royal Bank of Scotland
4.69%, due 04/04/2006	845	845
4.78%, due 04/06/2006	338	338
Svenska Handlesbanken
4.85%, due 04/03/2006	183	183
Euro Dollar Terms (3.1%)
Bank of Nova Scotia
4.79%, due 05/10/2006	845	845
Barclays
4.68%, due 04/28/2006	423	423
4.79%, due 05/10/2006	1,268	1,268
4.77%, due 05/16/2006	169	169
Calyon
4.75%, due 04/12/2006	676	676
4.74%, due 05/09/2006	423	423
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	338	338
4.70%, due 05/02/2006	507	507
4.73%, due 05/08/2006	592	592
Fortis Bank
4.75%, due 04/24/2006	845	845
Royal Bank of Canada
4.77%, due 05/01/2006	338	338
Royal Bank of Scotland
4.75%, due 04/28/2006	338	338
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	592	592
Societe Generale
4.78%, due 05/04/2006	1,268	1,268
4.79%, due 05/10/2006	845	845
Toronto Dominion Bank
4.72%, due 04/18/2006	423	423

Repurchase Agreements (2.3%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $797 on 04/03/2006	$797	$797
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $2,758 on 04/03/2006	2,758	2,758
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $38 on 04/03/2006	38	38
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $3,154 on 04/03/2006	3,153	3,153
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $362 on 04/03/2006	362	362
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $314 on 04/03/2006	314	314

	Shares	Value
Investment Companies (1.5%)
American Beacon Fund
1-day yield of 4.64%	168,224	$168
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	2,357,083	2,357
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	473,476	473
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	75,883	76
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	1,827,725	1,828
Total Security Lending Collateral (cost: $30,184)		30,184
Total Investment Securities (cost: $277,643) #		$343,415

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Passive Foreign Investment Company.
‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $28,856.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $7,601, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

§	Security is deemed to be illiquid.
@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $280,748. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $62,911 and $244, respectively. Net unrealized appreciation for tax purposes is $62,667.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $2,700 or 0.8% of the net assets of the Fund.

ADR	American Depositary Receipt
SCRL	Società Cooperativa a Responsabilità Limitata (Limited Liability Co-operative)

American Century International

SCHEDULE OF INVESTMENTS
March 31, 2006
(all amounts except share amounts in thousands)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	15.5%	$49,629
Pharmaceuticals	9.9%	31,883
Petroleum Refining	4.8%	15,274
Instruments & Related Products	4.6%	14,600
Food & Kindred Products	4.2%	13,509
Chemicals & Allied Products	3.8%	12,026
Telecommunications	3.3%	10,629
Oil & Gas Extraction	3.2%	10,119
Construction	3.2%	10,116
Industrial Machinery & Equipment	3.0%	9,504
Radio & Television Broadcasting	2.3%	7,211
Beer, Wine & Distilled Beverages	2.1%	6,883
Rubber & Misc. Plastic Products	2.1%	6,882
Engineering & Management Services	2.1%	6,841
Metal Mining	2.1%	6,790
Investment Companies	2.0%	6,427
Life Insurance	2.0%	6,323
Electronic Components & Accessories	1.9%	6,164
Automotive	1.9%	6,017
Business Credit Institutions	1.8%	5,880
Holding & Other Investment Offices	1.8%	5,801
Tobacco Products	1.6%	5,198
Communications Equipment	1.5%	4,654
Radio, Television & Computer Stores	1.3%	4,186
Medical Instruments & Supplies	1.1%	3,547
Amusement & Recreation Services	1.1%	3,472
Manufacturing Industries	1.1%	3,387
Department Stores	1.0%	3,362
Security & Commodity Brokers	1.0%	3,294
Retail Trade	1.0%	3,289
Railroads	1.0%	3,104
Computer & Data Processing Services	0.9%	2,927
Air Transportation	0.9%	2,915
Electronic & Other Electric Equipment	0.8%	2,665
Hotels & Other Lodging Places	0.8%	2,600
Shoe Stores	0.8%	2,578
Textile Mill Products	0.8%	2,574
Business Services	0.7%	2,332
Public Administration	0.6%	1,775
Lumber & Other Building Materials	0.5%	1,760
Trucking & Warehousing	0.5%	1,655
Real Estate	0.5%	1,573
Stone, Clay & Glass Products	0.4%	1,290
Transportation Equipment	0.2%	586
Investment Securities, at value	97.7%	313,231
Short-Term Investments	9.4%	30,184
Total Investment Securities	107.1%	$343,415

American Century Large Company Value

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.8%)
Aerospace (0.7%)
Northrop Grumman Corp.	13,400	$915
Apparel & Accessory Stores (0.6%)
Gap (The), Inc.	37,000	691
Apparel Products (1.4%)
Liz Claiborne, Inc. †	21,900	897
V.F. Corp.	13,900	791
Automotive (0.2%)
Lear Corp. †	15,600	277
Beverages (1.8%)
Coca-Cola Co. (The)	26,900	1,126
Molson Coors Brewing Co.-Class B	1,800	124
Pepsi Bottling Group, Inc.	33,700	1,024
Business Credit Institutions (3.0%)
Freddie Mac	60,300	3,678
Chemicals & Allied Products (1.9%)
du Pont (E.I.) de Nemours & Co.	23,700	1,000
PPG Industries, Inc.	22,000	1,394
Commercial Banks (18.0%)
Bank of America Corp.	90,000	4,099
Bank of New York Co., Inc. (The)	34,600	1,247
Citigroup, Inc.	118,700	5,606
JP Morgan Chase & Co.	78,200	3,256
National City Corp.	16,500	576
PNC Financial Services Group, Inc.	13,100	882
US Bancorp	57,700	1,760
Wachovia Corp.	38,200	2,141
Wells Fargo & Co.	41,600	2,657
Communications Equipment (0.2%)
Avaya, Inc. † ‡	26,200	296
Computer & Data Processing Services (3.7%)
Computer Sciences Corp. ‡	12,400	689
Fiserv, Inc. ‡	19,100	813
Microsoft Corp.	81,200	2,209
Oracle Corp. ‡	58,000	794
Computer & Office Equipment (3.2%)
Hewlett-Packard Co.	66,600	2,191
International Business Machines Corp.	21,900	1,806
Electric Services (1.2%)
PPL Corp.	50,000	1,470

Electric, Gas & Sanitary Services (2.1%)
Exelon Corp.	35,600	$1,883
NiSource, Inc.	36,400	736
Electronic & Other Electric Equipment (1.3%)
General Electric Co.	45,100	1,569
Electronic Components & Accessories (1.9%)
Intel Corp.	47,100	911
Tyco International, Ltd.	51,400	1,382
Environmental Services (0.7%)
Waste Management, Inc.	24,200	854
Fabricated Metal Products (0.7%)
Parker Hannifin Corp.	10,900	879
Finance (1.4%)
SPDR Trust Series 1 †	13,400	1,740
Food & Kindred Products (3.6%)
Altria Group, Inc.	23,900	1,694
HJ Heinz Co.	24,700	937
Sara Lee Corp.	37,100	663
Unilever NV-NY Shares	16,500	1,142
Food Stores (1.0%)
Kroger Co. ‡	58,100	1,183
Health Services (0.5%)
HCA, Inc.	12,700	582
Industrial Machinery & Equipment (2.5%)
Deere & Co.	13,400	1,059
Dover Corp.	18,100	879
Ingersoll-Rand Co.-Class A	26,800	1,120
Instruments & Related Products (0.7%)
Xerox Corp. ‡	60,700	923
Insurance (4.1%)
Allstate Corp. (The)	28,400	1,480
American International Group, Inc.	28,000	1,851
Loews Corp.	10,100	1,022
MGIC Investment Corp.	9,700	646
Insurance Agents, Brokers & Service (1.7%)
Hartford Financial Services Group, Inc. (The)	17,500	1,410
Marsh & McLennan Cos., Inc.	24,200	711
Life Insurance (0.8%)
Torchmark Corp.	17,000	971
Lumber & Other Building Materials (0.4%)
Home Depot, Inc. (The)	10,900	461
Lumber & Wood Products (1.4%)
Weyerhaeuser Co. †	24,300	1,760
Motion Pictures (1.6%)
Time Warner, Inc.	116,900	1,963

Oil & Gas Extraction (3.1%)
Anadarko Petroleum Corp.	3,200	$323
Devon Energy Corp.	4,700	288
Royal Dutch Shell PLC- Class A, ADR	51,900	3,231
Petroleum Refining (9.0%)
Chevron Corp.	47,500	2,754
ConocoPhillips †	45,200	2,854
Exxon Mobil Corp.	90,700	5,520
Pharmaceuticals (6.5%)
Abbott Laboratories	42,000	1,784
Johnson & Johnson	29,100	1,723
Merck & Co., Inc.	23,100	814
Pfizer, Inc.	83,100	2,071
Wyeth	34,800	1,688
Primary Metal Industries (0.5%)
Nucor Corp.	6,400	671
Printing & Publishing (1.9%)
CBS Corp.-Class B	12,150	291
Gannett Co., Inc. †	22,900	1,372
RR Donnelley & Sons Co.	22,600	739
Radio & Television Broadcasting (0.4%)
Viacom, Inc.-Class B ‡	13,800	535
Restaurants (1.2%)
McDonald’s Corp.	42,300	1,453
Rubber & Misc. Plastic Products (0.7%)
Newell Rubbermaid, Inc.	33,000	831
Savings Institutions (1.4%)
Washington Mutual, Inc.	39,900	1,701
Security & Commodity Brokers (3.1%)
Merrill Lynch & Co., Inc.	24,000	1,890
Morgan Stanley	30,300	1,903
Telecommunications (5.2%)
AT&T, Inc.	78,900	2,133
BellSouth Corp.	40,900	1,417
Sprint Nextel Corp.	46,200	1,194
Verizon Communications, Inc.	47,900	1,631
Variety Stores (1.5%)
Dollar General Corp. †	42,700	755
Wal-Mart Stores, Inc.	21,900	1,035
Total Common Stocks (cost: $111,756)		119,421

	Principal	Value
SECURITY LENDING COLLATERAL (7.0%)
Debt (5.9%)
Bank Notes (0.2%)
Bank of America
4.77%, due 05/16/2006 *	$135	$135
4.81%, due 08/10/2006 *	111	111

Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	$120	$120
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	241	241
Rabobank Nederland
5.01%, due 05/31/2006 *	120	120
Commercial Paper (1.0%)
Danske Corp.
4.75%, due 04/07/2006	144	144
4.79%, due 04/07/2006	241	241
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	120	120
Grampian Funding LLC - 144A
4.60%, due 04/03/2006	95	95
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	95	95
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	120	120
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	120	120
4.77%, due 04/25/2006	120	120
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	96	96
Euro Dollar Overnight (0.3%)
Royal Bank of Scotland
4.69%, due 04/04/2006	241	241
4.78%, due 04/06/2006	96	96
Svenska Handlesbanken
4.85%, due 04/03/2006	52	52
Euro Dollar Terms (2.3%)
Bank of Nova Scotia
4.79%, due 05/10/2006	241	241
Barclays
4.68%, due 04/28/2006	120	120
4.79%, due 05/10/2006	361	361
4.77%, due 05/16/2006	48	48
Calyon
4.75%, due 04/12/2006	193	193
4.74%, due 05/09/2006	120	120
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	96	96
4.70%, due 05/02/2006	145	145
4.73%, due 05/08/2006	169	169
Fortis Bank
4.75%, due 04/24/2006	241	241
Royal Bank of Canada
4.77%, due 05/01/2006	96	96
Royal Bank of Scotland
4.75%, due 04/28/2006	96	96
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	169	169

Societe Generale
4.78%, due 05/04/2006	$361	$361
4.79%, due 05/10/2006	241	241
Toronto Dominion Bank
4.72%, due 04/18/2006	120	120
Repurchase Agreements (1.7%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $227 on 04/03/2006	227	227
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $786 on 04/03/2006	785	785
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $11 on 04/03/2006	11	11
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $898 on 04/03/2006	898	898
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $103 on 04/03/2006	103	103
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $89 on 04/03/2006	90	90

	Shares	Value
Investment Companies (1.1%)
American Beacon Fund
1-day yield of 4.64%	47,902	$48
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	671,180	671
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	134,823	135
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	21,608	22
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	520,445	521
Total Security Lending Collateral (cost: $8,595)		8,595
Total Investment Securities (cost: $120,351) #		$128,016

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $8,313.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $2,149, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $120,464. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10,460 and $2,908, respectively. Net unrealized appreciation for tax purposes is $7,552.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $766 or 0.6% of the net assets of the Fund.

ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts

Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (12.1%)
T. Rowe Price Small Cap, Initial Class ‡ ø	456,190	$5,561
TA IDEX Evergreen Health Care, Class I @	2,041,772	27,809
Third Avenue Value, Initial Class ø	1,537,247	40,107
Transamerica Growth Opportunities, Initial Class ‡ ø	760,696	13,023
Capital Preservation (0.0%)
Transamerica Money Market, Initial Class ø	35,518	35
Fixed-Income (41.8%)
MFS High Yield, Initial Class ø	2,750,469	27,120
PIMCO Total Return, Initial Class ø	5,155,176	55,934
TA IDEX PIMCO Real Return TIPS, Class I @	6,104,344	60,982
TA IDEX Transamerica Flexible Income, Class I @	3,539,227	32,915
TA IDEX Transamerica High-Yield Bond, Class I @	2,550,992	23,469
TA IDEX Transamerica Short-Term Bond, Class I @	7,317,912	71,423
Transamerica Convertible Securities, Initial Class ø	2,313,243	27,851
Transamerica U.S. Government Securities, Initial Class ø	49,189	581
Foreign Fixed-Income (7.6%)
TA IDEX J.P. Morgan International Bond, Class I @	2,272,416	22,929
TA IDEX Van Kampen Emerging Markets Debt, Class I @	2,995,951	31,937
Growth Equity (26.3%)
American Century Large Company Value, Initial Class ø	197,233	2,254
Federated Growth & Income, Initial Class ø	3,189,726	52,758
J.P. Morgan Mid Cap Value, Initial Class ø	1,074,713	18,195
Janus Growth, Initial Class ‡ ø	389,327	14,997
Marsico Growth, Initial Class ø	119,175	1,274
T. Rowe Price Equity Income, Initial Class ø	1,175,565	24,910
T. Rowe Price Growth Stock, Initial Class ø	22,908	544
Great Companies-America SM, Initial Class ‡ ø	959,310	9,938
TA IDEX UBS Large Cap Value, Class I @	2,379,169	27,860
Transamerica Equity, Initial Class ø	1,431,530	36,404
Specialty - Real Estate (3.5%)
Clarion Global Real Estate Securities, Initial Class ø	1,097,758	25,007
World Equity (8.7%)
TA IDEX AllianceBernstein International Value, Class I @	981,476	11,149
TA IDEX Evergreen International Small Cap, Class I @	837,443	13,056
TA IDEX Marsico International Growth, Class I @	1,307,667	17,693
TA IDEX Neuberger Berman International, Class I @	1,484,635	16,732
TA IDEX Oppenheimer Developing Markets, Class I @	321,043	3,592
Total Investment Companies (cost: $662,832) #		$718,039

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
ø	This portfolio is part of AEGON/Transamerica Series Trust, and is an affiliate of the Fund.
@	This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.
#

Aggregate cost for Federal income tax purposes is $662,957. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $62,280 and $7,198, respectively. Net unrealized appreciation for tax purposes is $55,082.

Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (23.4%)
Munder Net50, Initial Class ‡ ø	3,744,006	$40,285
TA IDEX Evergreen Health Care, Class I @	3,577,760	48,729
Third Avenue Value, Initial Class ø	5,973,509	155,849
Transamerica Growth Opportunities, Initial Class ‡ ø	2,004,680	34,320
Transamerica Small/Mid Cap Value, Initial Class ø	1,559,154	31,526
Capital Preservation (0.0%)
Transamerica Money Market, Initial Class ø	10,381	10
Growth Equity (53.3%)
Capital Guardian Value, Initial Class ø	3,628,910	77,586
Great Companies - TechnologySM, Initial Class ø	479,178	2,171
J.P. Morgan Mid Cap Value, Initial Class ø	2,790,018	47,235
Jennison Growth, Initial Class ø	11,779,098	101,889
Mercury Large Cap Value, Initial Class ø	9,984,600	198,494
T. Rowe Price Equity Income, Initial Class ø	4,016	85
TA IDEX UBS Large Cap Value, Class I @	4,631,391	54,234
TA IDEX Van Kampen Small Company Growth, Class I @	5,133,661	67,867
Transamerica Equity, Initial Class ø	6,192,410	157,473
Specialty - Real Estate (4.2%)
Clarion Global Real Estate Securities, Initial Class ø	2,451,860	55,853
World Equity (19.1%)
TA IDEX AllianceBernstein International Value, Class I @	1,067,665	12,129
TA IDEX Evergreen International Small Cap, Class I @	3,150,334	49,114
TA IDEX Marsico International Growth, Class I @	3,260,215	44,111
TA IDEX Mercury Global Allocation, Class I @	4,659,148	49,573
TA IDEX Neuberger Berman International, Class I @	4,640,786	52,302
TA IDEX Oppenheimer Developing Markets, Class I @	4,161,306	46,565
Total Investment Companies (cost: $1,089,696) #		$1,327,400

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
ø	This portfolio is part of AEGON/Transamerica Series Trust, and is an affiliate of the Fund.
@	This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.
#

Aggregate cost for Federal income tax purposes is $1,089,748. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $237,652 and $0, respectively. Net unrealized appreciation for tax purposes is $237,652.

Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (15.7%)
Munder Net50, Initial Class ‡ ø	817,909	$8,801
T. Rowe Price Small Cap, Initial Class ‡ ø	2,723,062	33,194
TA IDEX Evergreen Health Care, Class I @	4,242,039	57,777
Third Avenue Value, Initial Class ø	6,086,642	158,800
Transamerica Growth Opportunities, Initial Class ‡ ø	4,543,871	77,791
Transamerica Small/Mid Cap Value, Initial Class ø	1,160,874	23,473
Capital Preservation (0.0%)
Transamerica Money Market, Initial Class ø	131,497	131
Fixed-Income (32.6%)
MFS High Yield, Initial Class ø	13,495,962	133,070
PIMCO Total Return, Initial Class ø	18,845,624	204,475
TA IDEX PIMCO Real Return TIPS, Class I @	13,050,834	130,378
TA IDEX Transamerica Flexible Income, Class I @	2,341,803	21,779
TA IDEX Transamerica High-Yield Bond, Class I @	1,664,711	15,315
TA IDEX Transamerica Short-Term Bond, Class I @	11,260,344	109,901
Transamerica Convertible Securities, Initial Class ø	11,176,308	134,563
Foreign Fixed-Income (7.7%)
TA IDEX J.P. Morgan International Bond, Class I @	7,516,643	75,843
TA IDEX Van Kampen Emerging Markets Debt, Class I @	9,432,141	100,547
Growth Equity (29.3%)
American Century Large Company Value, Initial Class ø	5,473,390	62,561
Federated Growth & Income, Initial Class ø	4,345,032	71,867
Great Companies - TechnologySM, Initial Class ø	8,058,101	36,503
J.P. Morgan Mid Cap Value, Initial Class ø	1,862,139	31,526
Janus Growth, Initial Class ‡ ø	1,408,590	54,259
Marsico Growth, Initial Class ø	7,962,714	85,121
Mercury Large Cap Value, Initial Class ø	6,422,243	127,674
T. Rowe Price Equity Income, Initial Class ø	3,658,928	77,533
Transamerica Equity, Initial Class ø	5,001,963	127,200
Specialty - Real Estate (4.2%)
Clarion Global Real Estate Securities, Initial Class ø	4,279,374	97,484
World Equity (10.5%)
TA IDEX AllianceBernstein International Value, Class I @	2,468,561	28,043
TA IDEX Evergreen International Small Cap, Class I @	3,741,607	58,332
TA IDEX Marsico International Growth, Class I @	4,102,365	55,505
TA IDEX Neuberger Berman International, Class I @	5,077,408	57,222
TA IDEX Oppenheimer Developing Markets, Class I @	3,774,245	42,234
Total Investment Companies (cost: $1,990,793) #		$2,298,902

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
ø	This portfolio is part of AEGON/Transamerica Series Trust, and is an affiliate of the Fund.
@	This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.
#

Aggregate cost for Federal income tax purposes is $1,990,993. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $320,912 and $13,003, respectively. Net unrealized appreciation for tax purposes is $307,909.

Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (15.0%)
Munder Net50, Initial Class ‡ ø	2,670,492	$28,734
TA IDEX Evergreen Health Care, Class I @	7,259,279	98,871
Third Avenue Value, Initial Class ø	9,737,164	254,043
Transamerica Growth Opportunities, Initial Class ‡ ø	5,224,087	89,436
Capital Preservation (0.0%)
Transamerica Money Market, Initial Class ø	18,544	19
Fixed-Income (16.3%)
MFS High Yield, Initial Class ø	9,234,597	91,053
PIMCO Total Return, Initial Class ø	7,241,781	78,573
TA IDEX PIMCO Real Return TIPS, Class I @	10,145,618	101,355
TA IDEX Transamerica Flexible Income, Class I @	4,247,918	39,506
TA IDEX Transamerica High-Yield Bond, Class I @	2,984,159	27,454
Transamerica Convertible Securities, Initial Class ø	14,544,740	175,119
Foreign Fixed-Income (5.6%)
TA IDEX J.P. Morgan International Bond, Class I @	8,499,504	85,760
TA IDEX Van Kampen Emerging Markets Debt, Class I @	8,467,836	90,267
Growth Equity (42.2%)
Capital Guardian Value, Initial Class ø	6,300,399	134,702
Great Companies - TechnologySM, Initial Class ø	10,484,097	47,493
J.P. Morgan Mid Cap Value, Initial Class ø	9,981,968	168,995
Janus Growth, Initial Class ‡ ø	4,492,565	173,054
Jennison Growth, Initial Class ø	1,036,925	8,969
Mercury Large Cap Value, Initial Class ø	14,560,122	289,455
T. Rowe Price Equity Income, Initial Class ø	4,241,557	89,879
T. Rowe Price Growth Stock, Initial Class ø	81,476	1,933
TA IDEX Van Kampen Small Company Growth, Class I @	6,773,722	89,549
Transamerica Equity, Initial Class ø	12,548,057	319,097
Specialty - Real Estate (4.9%)
Clarion Global Real Estate Securities, Initial Class ø	6,699,499	152,615
World Equity (16.0%)
TA IDEX AllianceBernstein International Value, Class I @	2,379,336	27,029
TA IDEX Evergreen International Small Cap, Class I @	7,516,643	117,184
TA IDEX Marsico International Growth, Class I @	7,148,182	96,715
TA IDEX Mercury Global Allocation, Class I @	9,342,959	99,409
TA IDEX Neuberger Berman International, Class I @	6,789,954	76,523
TA IDEX Oppenheimer Developing Markets, Class I @	7,585,052	84,877
Total Investment Companies (cost: $2,626,139) #		$3,137,668

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
ø	This portfolio is part of AEGON/Transamerica Series Trust, and is an affiliate of the Fund.
@	This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.
#

Aggregate cost for Federal income tax purposes is $2,626,672. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $520,506 and $9,510, respectively. Net unrealized appreciation for tax purposes is $510,996.

Capital Guardian Global

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.7%)
United States (0.7%)
Chubb Corp.	24,400	$830
General Motors Corp.	40,500	709
Total Convertible Preferred Stocks (cost: $1,554)		1,539
PREFERRED STOCKS (0.1%)
Germany (0.1%)
Volkswagen AG	6,300	345
Total Preferred Stocks (cost: $286)		345
COMMON STOCKS (97.7%)
Australia (2.7%)
Amcor, Ltd.	68,300	360
Boral, Ltd.	133,994	852
Coca-Cola Amatil, Ltd.	121,500	626
Macquarie Bank, Ltd.	9,843	454
Promina Group, Ltd.	194,900	760
QBE Insurance Group, Ltd.	16,204	253
Rinker Group, Ltd.	100,340	1,420
Toll Holdings, Ltd.	46,756	437
Wesfarmers, Ltd.	13,800	343
Westpac Banking Corp.	39,100	664
Austria (0.7%)
Raiffeisen International Bank Holding AG ‡ †	3,200	273
Telekom Austria AG	41,262	971
Wienerberger AG	9,800	492
Belgium (0.3%)
UCB SA	14,899	732
Bermuda (1.3%)
Hongkong Land Holdings, Ltd.	86,000	320
Li & Fung, Ltd.	363,000	819
PartnerRe, Ltd.	8,500	528
SeaDrill, Ltd. ‡	10,800	148
Tyco International, Ltd.	14,900	401
Weatherford International, Ltd. ‡	19,600	897
Canada (5.4%)
Alcan, Inc.	50,700	2,322
ATI Technologies, Inc. ‡	11,400	196
Barrick Gold Corp.	29,700	809
Cameco Corp.	54,200	1,951
Canadian Imperial Bank of Commerce	6,300	464
Canadian Natural Resources, Ltd.	33,900	1,886
IGM Financial, Inc. †	19,800	821
Inco, Ltd. †	14,300	713

Magna International, Inc.-Class A	6,200	$468
Methanex Corp.	34,300	703
Potash Corp. of Saskatchewan	10,300	908
Suncor Energy, Inc.	9,800	753
TELUS Corp.	10,600	416
Cayman Islands (0.5%)
Seagate Technology ‡ †	24,700	650
XL Capital, Ltd.-Class A	8,400	539
Finland (0.4%)
Nokia Corp., ADR †	9,000	186
Nokia OYJ	20,300	420
UPM-Kymmene OYJ	13,800	326
France (4.6%)
Air Liquide	2,280	474
AXA	600	21
BNP Paribas †	18,300	1,697
BNP Paribas Rights	1,830	164
Bouygues †	32,900	1,746
Carrefour SA	7,520	400
L’Oreal SA †	8,400	739
Renault SA	4,900	520
Safran SA	16,100	408
Sanofi-Aventis	21,300	2,023
Schneider Electric SA	15,400	1,660
Veolia Environnement	12,000	666
Germany (3.2%)
Allianz AG †	3,400	567
Bayer AG	21,300	852
Bayerische Motoren Werke AG	15,200	836
Commerzbank AG	13,200	525
DaimlerChrysler AG	9,800	562
Deutsche Bank AG	2,300	262
Deutsche Post AG	18,900	473
Heidelberger Druckmaschinen †	3,900	172
Infineon Technologies AG ‡ †	19,200	198
SAP AG	1,900	412
SAP AG, ADR	13,200	717
Siemens AG	7,700	718
Volkswagen AG †	13,700	1,026
Hong Kong (0.7%)
Johnson Electric Holdings, Ltd.	8,000	7
PCCW, Ltd.	1,365,000	888
Sun Hung Kai Properties, Ltd.	29,000	294
Swire Pacific, Ltd.-Class A	39,500	387
Ireland (0.5%)
CRH PLC	20,200	706
Depfa Bank PLC	30,000	534
Israel (0.7%)
Teva Pharmaceutical Industries, Ltd., ADR	39,814	1,640

Japan (15.5%)
Aeon Co., Ltd.	47,700	$1,154
Bank of Yokohama, Ltd. (The)	126,000	1,029
Canon, Inc.	7,000	462
Daimaru, Inc.	97,000	1,426
Enplas Corp.	13,000	315
Fanuc, Ltd.	10,200	979
Millea Holdings, Inc.	24	474
Mitsubishi Estate Co., Ltd.	58,000	1,371
Mitsubishi Tokyo Financial Group, Inc.	49	748
Mizuho Financial Group, Inc.	77	628
Nintendo Co., Ltd.	4,100	612
Nippon Electric Glass Co., Ltd.	53,000	1,316
Nippon Telegraph & Telephone Corp.	128	548
Nissan Motor Co., Ltd. †	64,700	767
Nitto Denko Corp.	21,400	1,812
ORIX Corp. (a)	3,740	1,162
Ricoh Co., Ltd. †	23,000	448
Shimamura Co., Ltd.	7,600	882
SMC Corp.	5,900	917
Softbank Corp. ‡ †	71,000	2,076
Sumitomo Corp. †	169,000	2,401
Sumitomo Mitsui Financial Group, Inc.	327	3,603
Sumitomo Realty & Development Co., Ltd.	37,000	1,022
Suzuki Motor Corp.	68,000	1,559
Takeda Pharmaceutical Co., Ltd. †	17,700	1,007
Tokyo Electric Power Co. (The), Inc.	14,300	356
Tokyo Electron, Ltd.	22,000	1,514
Tokyo Gas Co., Ltd. †	72,000	314
Tokyo Seimitsu Co., Ltd.	6,600	393
Tokyu Corp. †	97,000	652
Toto, Ltd. †	128,000	1,186
Trend Micro, Inc.	18,000	630
Ushio Inc.	21,500	511
Yahoo! Japan Corp.	1,116	679
Yamato Transport Co., Ltd. †	36,000	735
Mexico (1.1%)
America Movil SA de CV-Class L, ADR	55,800	1,912
America Telecom SA de CV, ADR ‡ † §	45,400	529
Netherland Antilles (1.2%)
Schlumberger, Ltd.	22,000	2,785
Netherlands (3.8%)
ABN AMRO Holding NV	29,390	880
ASML Holding NV ‡	54,200	1,105
ASML Holding NV, ADR ‡ †	4,200	86
Heineken NV †	12,487	473
ING Groep NV †	26,010	1,026
Royal Dutch Shell PLC -Class A	113,385	3,543
Royal Dutch Shell PLC- Class A, ADR	4,700	293
Royal Numico NV ‡	12,800	566
Unilever NV	9,900	686

Norway (0.1%)
Norske Skogindustrier ASA	14,384	$243
Singapore (0.7%)
DBS Group Holdings, Ltd.	28,000	282
Singapore Telecommunications, Ltd.	376,990	613
United Overseas Bank, Ltd.	66,000	636
South Africa (1.3%)
Sasol, Ltd.	79,400	3,001
South Korea (0.6%)
Samsung Electronics Co., Ltd.	2,270	1,472
Spain (2.0%)
Banco Bilbao Vizcaya Argentaria SA	79,400	1,655
Banco Santander Central Hispano SA	69,800	1,018
Iberdrola SA	20,400	658
Repsol YPF SA	41,800	1,186
Sweden (0.9%)
Eniro AB	40,300	465
Scania AB-Class B	2,400	104
Telefonaktiebolaget LM Ericsson, ADR ‡ †	10,900	411
Telefonaktiebolaget LM Ericsson-Class B †	270,600	1,028
Switzerland (4.7%)
Compagnie Financiere Richemont AG-Class A	18,793	899
Credit Suisse Group †	7,052	395
Givaudan	500	383
Holcim, Ltd.	27,987	2,223
Lindt & Spruengli AG	220	408
Nestle SA	4,499	1,332
Novartis AG	59,169	3,283
Roche Holding AG-Genusschein	4,218	626
Swiss Reinsurance † (a)	18,355	1,280
Taiwan (0.2%)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	42,400	427
United Kingdom (7.6%)
AstraZeneca PLC †	47,900	2,409
AstraZeneca PLC, ADR	29,500	1,482
BAE Systems PLC	63,800	466
BHP Billiton PLC	58,747	1,071
Bradford & Bingley PLC	51,200	443
Cadbury Schweppes PLC	45,000	446
HBOS PLC	119,500	1,992
Kingfisher PLC	95,700	398
Lloyds TSB Group PLC	40,200	384
Reed Elsevier PLC	36,500	349
Royal Bank of Scotland Group PLC	72,200	2,346
Smith & Nephew PLC	45,800	406
Standard Chartered PLC	29,000	720
Vodafone Group PLC	1,755,866	3,670
Yell Group PLC	86,200	814

United States (37.0%)
Adobe Systems, Inc. ‡	10,500	$367
Advanced Micro Devices, Inc. ‡	18,000	597
Affiliated Computer Services, Inc.-Class A ‡	8,400	501
Allergan, Inc.	13,100	1,421
Altera Corp. ‡ †	86,100	1,777
Altria Group, Inc.	9,200	652
American International Group, Inc.	11,950	790
American Standard Cos., Inc.	28,900	1,239
American Tower Corp.-Class A ‡	14,900	452
Amgen, Inc. ‡	6,800	495
Anheuser-Busch Cos., Inc.	36,200	1,548
Applied Materials, Inc.	148,559	2,601
Baker Hughes, Inc.	7,300	499
Bank of America Corp.	21,700	988
Baxter International, Inc.	23,500	912
Berkshire Hathaway, Inc.-Class A ‡ †	24	2,168
Capital One Financial Corp.	4,100	330
Chevron Corp.	9,138	530
Cisco Systems, Inc. ‡	141,200	3,060
Clear Channel Communications, Inc.	24,700	717
Comcast Corp.-Class A ‡	25,500	667
Corning, Inc. ‡	42,100	1,133
Danaher Corp.	17,200	1,093
Disney (Walt) Co. (The)	32,600	909
eBay, Inc. ‡	15,200	594
Endo Pharmaceuticals Holdings, Inc. ‡	17,600	577
Exxon Mobil Corp.	15,100	919
Fannie Mae	64,600	3,320
Fifth Third Bancorp †	16,500	649
Fluor Corp.	19,800	1,699
Forest Laboratories, Inc. ‡	65,000	2,901
Freddie Mac	30,400	1,854
General Electric Co.	94,000	3,269
General Motors Corp. †	9,700	206
Golden West Financial Corp.	8,700	591
Google, Inc.-Class A ‡	1,200	468
Hewlett-Packard Co.	17,200	566
Home Depot, Inc. (The)	8,100	343
Hudson City Bancorp, Inc.	57,000	758
Huntsman Corp. ‡ †	14,400	278
IKON Office Solutions, Inc.	22,700	323
Illinois Tool Works, Inc.	10,900	1,050
ImClone Systems, Inc. ‡ †	5,900	201
Intel Corp.	77,100	1,492
International Business Machines Corp.	8,300	684
International Paper Co.	14,500	501
JP Morgan Chase & Co.	52,288	2,177
KLA-Tencor Corp. †	43,900	2,123
Kraft Foods, Inc.-Class A †	15,000	455
Leggett & Platt, Inc.	15,200	370
Lexmark International, Inc. ‡	4,500	204
Lincare Holdings, Inc. ‡	21,800	849
Linear Technology Corp.	13,800	484
Medtronic, Inc.	15,000	761

Microsoft Corp.	78,800	$2,144
News Corp., Inc.-Class A	51,513	856
NiSource, Inc.	20,600	417
Northrop Grumman Corp.	6,300	430
Omnicare, Inc. †	7,300	401
Paychex, Inc.	8,200	342
Pepsi Bottling Group, Inc.	25,600	778
PepsiCo, Inc.	5,700	329
Pfizer, Inc.	29,400	733
Sandisk Corp. ‡	44,000	2,531
SLM Corp.	37,200	1,932
Sprint Nextel Corp.	115,750	2,991
Starwood Hotels & Resorts Worldwide, Inc.	13,700	928
SYSCO Corp.	63,000	2,019
Target Corp.	11,200	583
Tenet Healthcare Corp. ‡	97,700	721
Time Warner, Inc.	135,050	2,267
United Parcel Service, Inc.-Class B	10,700	849
United Technologies Corp.	28,600	1,658
UnitedHealth Group, Inc.	6,400	358
Verizon Communications, Inc.	17,400	593
Washington Mutual, Inc.	52,500	2,238
Wells Fargo & Co.	7,300	466
Xilinx, Inc.	84,700	2,156
Yahoo!, Inc. ‡	8,900	287
Total Common Stocks (cost: $183,195)		224,690

	Principal	Value
SECURITY LENDING COLLATERAL (12.4%)
Debt (10.4%)
Bank Notes (0.3%)
Bank of America
4.77%, due 05/16/2006 *	$447	$447
4.81%, due 08/10/2006 *	367	367
Certificates of Deposit (0.7%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	399	399
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	798	798
Rabobank Nederland
5.01%, due 05/31/2006 *	399	399
Commercial Paper (1.7%)
Danske Corp.
4.75%, due 04/07/2006	475	475
4.79%, due 04/07/2006	798	798
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	399	399
Grampian Funding LLC-144A
4.60%, due 04/03/2006	316	316
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	316	316

Paradigm Funding LLC-144A
4.72%, due 04/11/2006	$399	$399
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	399	399
4.77%, due 04/25/2006	399	399
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	319	319
Euro Dollar Overnight (0.6%)
Royal Bank of Scotland
4.69%, due 04/04/2006	798	798
4.78%, due 04/06/2006	319	319
Svenska Handlesbanken
4.85%, due 04/03/2006	173	173
Euro Dollar Terms (4.1%)
Bank of Nova Scotia
4.79%, due 05/10/2006	798	798
Barclays
4.68%, due 04/28/2006	399	399
4.79%, due 05/10/2006	1,196	1,196
4.77%, due 05/16/2006	159	159
Calyon
4.75%, due 04/12/2006	638	638
4.74%, due 05/09/2006	399	399
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	319	319
4.70%, due 05/02/2006	479	479
4.73%, due 05/08/2006	558	558
Fortis Bank
4.75%, due 04/24/2006	798	798
Royal Bank of Canada
4.77%, due 05/01/2006	319	319
Royal Bank of Scotland
4.75%, due 04/28/2006	319	319
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	558	558
Societe Generale
4.78%, due 05/04/2006	1,196	1,196
4.79%, due 05/10/2006	798	798
Toronto Dominion Bank
4.72%, due 04/18/2006	399	399
Repurchase Agreements (3.0%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $752 on 04/03/2006	752	752
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $2,603 on 04/03/2006	2,601	2,601
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $35 on 04/03/2006	35	35
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $2,976 on 04/03/2006	2,974	2,974
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $342 on 04/03/2006	342	342
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $296 on 04/03/2006	296	296

	Shares	Value
Investment Companies (2.0%)
American Beacon Fund
1-day yield of 4.64%	158,711	$159
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	2,223,779	2,224
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	446,699	447
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	71,591	71
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	1,724,358	1,724
Total Security Lending Collateral (cost: $28,477)		28,477
Total Investment Securities (cost: $213,512) #		$255,051

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
British Pound Sterling	604	04/11/2006	$1,065	$(17)
British Pound Sterling	(604)	04/11/2006	(1,070)	22
Canadian Dollar	(1,586)	06/27/2006	(1,362)	(1)
Euro Dollar	950	05/25/2006	1,137	16
Euro Dollar	(2,513)	05/25/2006	(2,981)	(69)
Euro Dollar	(1,030)	06/05/2006	(1,234)	(18)
Swiss Franc	(2,095)	06/26/2006	(1,608)	(9)
			$(6,053)	$(76)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

Currency Bought		Currency Sold		Settlement Date	Net Unrealized Appreciation (Depreciation)
British Pounds Sterling	585	Canadian Dollar	(1,198)	4/24/2006	$(12)
British Pounds Sterling	628	Swiss Franc	(1,415)	6/26/2006	(2)
					$(14)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $27,140.
(a)	Passive Foreign Investment Company.
§	Security is deemed to be illiquid.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $7,121, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#

Aggregate cost for Federal income tax purposes is $215,291. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $44,688 and $4,928, respectively. Net unrealized appreciation for tax purposes is $39,760.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $2,547 or 1.1% of the net assets of the Fund.

ADR	American Depositary Receipt

Capital Guardian Global

SCHEDULE OF INVESTMENTS
March 31, 2006
(all amounts except share amounts in thousands)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	10.1%	$23,189
Pharmaceuticals	8.5%	19,529
Oil & Gas Extraction	6.4%	14,809
Telecommunications	5.7%	13,131
Electronic Components & Accessories	5.7%	13,050
Computer & Office Equipment	3.7%	8,606
Business Credit Institutions	3.6%	8,328
Industrial Machinery & Equipment	3.5%	8,138
Insurance	2.8%	6,376
Automotive	2.7%	6,336
Computer & Data Processing Services	2.7%	6,205
Electronic & Other Electric Equipment	2.3%	5,252
Chemicals & Allied Products	2.3%	5,241
Holding & Other Investment Offices	1.8%	4,244
Instruments & Related Products	1.7%	4,017
Food & Kindred Products	1.7%	3,858
Savings Institutions	1.6%	3,586
Metal Mining	1.5%	3,474
Lumber & Other Building Materials	1.5%	3,359
Beverages	1.4%	3,282
Communications Equipment	1.4%	3,178
Motion Pictures	1.4%	3,123
Stone, Clay & Glass Products	1.3%	3,075
Business Services	1.2%	2,758
Wholesale Trade Durable Goods	1.2%	2,724
Wholesale Trade Nondurable Goods	1.2%	2,706
Aerospace	1.1%	2,554
Primary Metal Industries	1.0%	2,322
Personal Credit Institutions	1.0%	2,262
Petroleum Refining	1.0%	2,202
Medical Instruments & Supplies	0.9%	2,079
Health Services	0.9%	1,972
Engineering & Management Services	0.8%	1,746
Construction	0.7%	1,699
Residential Building Construction	0.7%	1,666
Printing & Publishing	0.7%	1,629
Trucking & Warehousing	0.7%	1,585
Furniture & Fixtures	0.7%	1,556
Department Stores	0.6%	1,426
Real Estate	0.6%	1,342
Security & Commodity Brokers	0.5%	1,275
Misc. General Merchandise Stores	0.5%	1,154
Communication	0.5%	1,119
Life Insurance	0.4%	1,047
Electric Services	0.4%	1,013

Hotels & Other Lodging Places	0.4%	$928
Transportation & Public Utilities	0.4%	910
Amusement & Recreation Services	0.4%	909
Mining	0.4%	908
Retail Trade	0.4%	899
Shoe Stores	0.4%	882
Paper & Allied Products	0.4%	827
Transportation Equipment	0.4%	819
Motor Vehicles, Parts & Supplies	0.3%	767
Radio & Television Broadcasting	0.3%	666
Railroads	0.3%	652
Manufacturing Industries	0.3%	612
Variety Stores	0.2%	582
Beer, Wine & Distilled Beverages	0.2%	473
Mortgage Bankers & Brokers	0.2%	443
Electric, Gas & Sanitary Services	0.2%	417
Food Stores	0.2%	399
Metal Cans & Shipping Containers	0.2%	360
Management Services	0.1%	342
Gas Production & Distribution	0.1%	314
Paper & Paper Products	0.1%	243
Investment Securities, at value	98.5%	226,574
Short-Term Investments	12.4%	28,477
Total Investment Securities	110.9%	$255,051

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.5%)
Aerospace (1.2%)
United Technologies Corp.	57,800	$3,351
Amusement & Recreation Services (0.4%)
Disney (Walt) Co. (The)	38,500	1,074
Beverages (1.9%)
Anheuser-Busch Cos., Inc.	21,200	907
Coca-Cola Co. (The)	25,100	1,051
PepsiCo, Inc.	54,900	3,173
Business Credit Institutions (2.1%)
Fannie Mae	60,700	3,120
Freddie Mac	43,400	2,647
Business Services (1.1%)
Clear Channel Communications, Inc.	42,900	1,245
eBay, Inc. ‡	28,600	1,117
Omnicom Group, Inc.	6,800	566
Chemicals & Allied Products (2.2%)
Air Products & Chemicals, Inc.	8,300	558
Avon Products, Inc. †	76,200	2,375
Dow Chemical Co. (The)	21,500	873
du Pont (E.I.) de Nemours & Co.	7,000	295
Huntsman Corp. ‡ †	40,700	785
Methanex Corp. †	27,700	569
Praxair, Inc.	4,900	270
Rohm & Haas Co.	5,400	264
Commercial Banks (4.5%)
Fifth Third Bancorp †	26,700	1,051
JP Morgan Chase & Co.	169,204	7,046
Wachovia Corp.	9,600	538
Wells Fargo & Co.	55,600	3,551
Communication (0.7%)
American Tower Corp.-Class A ‡	24,300	737
Cablevision Systems Corp.-Class A ‡	22,373	597
Comcast Corp.-Class A ‡	19,700	515
Communications Equipment (1.6%)
Corning, Inc. ‡	76,600	2,061
L-3 Communications Holdings, Inc.	5,500	472
QUALCOMM, Inc.	16,500	835
Rockwell Collins, Inc.	2,400	135
Siemens AG, ADR †	7,600	708

Computer & Data Processing Services (7.3%)
Adobe Systems, Inc. ‡	56,300	$1,966
Affiliated Computer Services, Inc.-Class A ‡	27,000	1,611
Automatic Data Processing, Inc.	17,200	786
Compuware Corp. ‡	69,700	546
Google, Inc.-Class A ‡	8,000	3,120
Microsoft Corp.	260,700	7,094
SAP AG, ADR	55,300	3,004
Sun Microsystems, Inc. ‡	142,600	732
Yahoo!, Inc. ‡	24,000	774
Computer & Office Equipment (5.1%)
Cisco Systems, Inc. ‡	250,400	5,426
Dell, Inc. ‡	32,500	967
Hewlett-Packard Co.	22,057	726
International Business Machines Corp.	5,500	454
Lexmark International, Inc. ‡	18,600	844
Sandisk Corp. ‡	66,700	3,837
Seagate Technology ‡ †	51,600	1,359
Construction (1.6%)
Fluor Corp.	48,700	4,178
Electric Services (0.7%)
AES Corp. (The) ‡	104,700	1,786
Electric, Gas & Sanitary Services (0.4%)
Exelon Corp.	10,500	555
NiSource, Inc.	27,300	552
Electronic & Other Electric Equipment (3.9%)
Cooper Industries, Ltd.-Class A	18,500	1,608
Emerson Electric Co.	8,800	736
General Electric Co.	231,300	8,045
Electronic Components & Accessories (7.2%)
Altera Corp. ‡ †	170,200	3,513
ASML Holding NV, ADR ‡	40,300	821
ATI Technologies, Inc. ‡	44,800	770
Fairchild Semiconductor International, Inc. ‡ †	43,600	831
Flextronics International, Ltd. ‡	163,300	1,690
Freescale Semiconductor, Inc.-Class A ‡ †	59,600	1,657
Intel Corp.	210,700	4,077
International Rectifier Corp. ‡	57,300	2,374
Linear Technology Corp.	28,500	1,000
Novellus Systems, Inc. ‡	14,100	338
Tyco International, Ltd.	24,200	650
Xilinx, Inc.	63,000	1,604
Food & Kindred Products (3.5%)
Altria Group, Inc.	58,800	4,167
Campbell Soup Co. †	51,700	1,675
Kraft Foods, Inc.-Class A †	52,000	1,576
Sara Lee Corp.	36,200	647
Unilever NV-NY Shares	19,400	1,343
Furniture & Fixtures (0.3%)
Leggett & Platt, Inc.	32,500	792

Furniture & Home Furnishings Stores (0.3%)
Williams-Sonoma, Inc. ‡ †	21,400	$907
Gas Production & Distribution (0.6%)
Kinder Morgan, Inc.	13,514	1,243
Williams Cos., Inc. (The)	22,900	490
Health Services (1.6%)
DaVita, Inc. ‡	27,600	1,662
Lincare Holdings, Inc. ‡	20,600	803
Omnicare, Inc. †	25,100	1,380
Triad Hospitals, Inc. ‡ †	11,800	494
Holding & Other Investment Offices (1.1%)
Berkshire Hathaway, Inc.-Class A ‡	25	2,259
General Growth Properties, Inc. REIT	13,800	674
Hotels & Other Lodging Places (0.8%)
Las Vegas Sands Corp. ‡ †	21,100	1,195
Starwood Hotels & Resorts Worldwide, Inc.	14,300	969
Industrial Machinery & Equipment (3.6%)
American Standard Cos., Inc.	58,500	2,507
Applied Materials, Inc.	202,400	3,544
Baker Hughes, Inc.	22,200	1,518
Illinois Tool Works, Inc. †	22,800	2,196
Instruments & Related Products (2.8%)
Agilent Technologies, Inc. ‡	11,355	426
Danaher Corp.	37,400	2,377
KLA-Tencor Corp. †	77,000	3,724
Raytheon Co.	10,200	468
Teradyne, Inc. ‡ †	43,100	668
Insurance (3.0%)
American International Group, Inc.	32,000	2,115
Chubb Corp.	10,100	964
RenaissanceRe Holdings, Ltd.	11,500	502
UnitedHealth Group, Inc.	10,100	564
WellPoint, Inc. ‡	36,600	2,834
XL Capital, Ltd.-Class A	18,200	1,167
Insurance Agents, Brokers & Service (0.8%)
Hartford Financial Services Group, Inc. (The)	6,699	540
Marsh & McLennan Cos., Inc.	51,300	1,506
Lumber & Other Building Materials (2.2%)
Home Depot, Inc. (The)	12,000	508
Lowe’s Cos., Inc.	84,300	5,432
Management Services (0.4%)
Accenture, Ltd.-Class A	21,500	646
Paychex, Inc.	9,800	408
Medical Instruments & Supplies (1.3%)
Baxter International, Inc.	52,500	2,037
Medtronic, Inc.	30,800	1,563

Metal Mining (0.7%)
Barrick Gold Corp.	36,700	$1,000
Newmont Mining Corp.	18,200	944
Mining (0.2%)
Potash Corp. of Saskatchewan †	4,900	432
Motion Pictures (0.5%)
Time Warner, Inc.	71,450	1,200
Oil & Gas Extraction (5.2%)
Anadarko Petroleum Corp.	9,100	919
BJ Services Co. †	22,800	789
Halliburton Co.	14,100	1,030
Plains Exploration & Production Co. ‡	14,000	541
Royal Dutch Shell PLC- Class A, ADR	55,300	3,443
Royal Dutch Shell PLC- Class B, ADR †	16,580	1,080
Schlumberger, Ltd.	28,200	3,569
Transocean, Inc. ‡	9,700	779
Weatherford International, Ltd. ‡	43,400	1,986
Paper & Allied Products (0.3%)
International Paper Co.	20,500	709
Personal Credit Institutions (3.3%)
AmeriCredit Corp. ‡ †	23,900	734
Capital One Financial Corp.	9,500	765
SLM Corp.	141,600	7,355
Petroleum Refining (1.2%)
Chevron Corp.	25,219	1,462
Exxon Mobil Corp.	29,400	1,789
Pharmaceuticals (11.4%)
Allergan, Inc.	42,600	4,622
Amgen, Inc. ‡	8,900	647
AstraZeneca PLC, ADR	138,700	6,967
Endo Pharmaceuticals Holdings, Inc. ‡	17,800	584
Forest Laboratories, Inc. ‡	155,900	6,958
ImClone Systems, Inc. ‡ †	38,500	1,310
Lilly (Eli) & Co.	12,400	686
McKesson Corp.	36,300	1,892
Medco Health Solutions, Inc. ‡	30,700	1,757
Millennium Pharmaceuticals, Inc. ‡ †	67,900	686
Pfizer, Inc.	53,400	1,331
Sepracor, Inc. ‡ †	11,900	581
Teva Pharmaceutical Industries, Ltd., ADR	65,000	2,677
Primary Metal Industries (1.1%)
Alcoa, Inc.	92,300	2,821
Printing & Publishing (0.1%)
CBS Corp.-Class B	16,300	391
Radio & Television Broadcasting (0.2%)
Viacom, Inc.-Class B ‡	14,050	545
Restaurants (0.2%)
McDonald’s Corp.	15,700	539

Retail Trade (0.5%)
Dollar Tree Stores, Inc. ‡	50,100	$1,386
Savings Institutions (3.1%)
Golden West Financial Corp.	31,300	2,125
Hudson City Bancorp, Inc.	117,300	1,559
Washington Mutual, Inc.	111,700	4,761
Security & Commodity Brokers (0.2%)
Goldman Sachs Group, Inc. (The)	4,000	628
Telecommunications (2.9%)
AT&T, Inc.	19,900	538
Qwest Communications International ‡ †	189,300	1,287
Sprint Nextel Corp.	169,650	4,384
Verizon Communications, Inc.	48,400	1,648
Transportation & Public Utilities (0.0%)
Kinder Morgan Management LLC ‡	1,605	71
Trucking & Warehousing (1.1%)
United Parcel Service, Inc.-Class B	38,500	3,056
Variety Stores (1.3%)
Costco Wholesale Corp.	20,000	1,083
Target Corp.	46,200	2,403
Water Transportation (0.2%)
Carnival Corp.	10,600	502
Wholesale Trade Nondurable Goods (0.6%)
SYSCO Corp.	48,800	1,564
Total Common Stocks (cost: $217,766)		265,522

	Principal	Value
SECURITY LENDING COLLATERAL (9.5%)
Debt (8.0%)
Bank Notes (0.3%)
Bank of America
4.77%, due 05/16/2006 *	$402	$402
4.81%, due 08/10/2006 *	330	330
Certificates Of Deposit (0.5%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	359	359
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	717	717
Rabobank Nederland
5.01%, due 05/31/2006 *	359	359
Commercial Paper (1.3%)
Danske Corp.
4.75%, due 04/07/2006	427	427
4.79%, due 04/07/2006	717	717
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	359	359
Grampian Funding LLC-144A
4.60%, due 04/03/2006	284	284

Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	$284	$284
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	359	359
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	359	359
4.77%, due 04/25/2006	359	359
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	287	287
Euro Dollar Overnight (0.4%)
Royal Bank of Scotland
4.69%, due 04/04/2006	717	717
4.78%, due 04/06/2006	287	287
Svenska Handlesbanken
4.85%, due 04/03/2006	155	155
Euro Dollar Terms (3.1%)
Bank of Nova Scotia
4.79%, due 05/10/2006	717	717
Barclays
4.68%, due 04/28/2006	359	359
4.79%, due 05/10/2006	1,076	1,076
4.77%, due 05/16/2006	143	143
Calyon
4.75%, due 04/12/2006	574	574
4.74%, due 05/09/2006	358	358
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	287	287
4.70%, due 05/02/2006	430	430
4.73%, due 05/08/2006	502	502
Fortis Bank
4.75%, due 04/24/2006	717	717
Royal Bank of Canada
4.77%, due 05/01/2006	287	287
Royal Bank of Scotland
4.75%, due 04/28/2006	287	287
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	502	502
Societe Generale
4.78%, due 05/04/2006	1,076	1,076
4.79%, due 05/10/2006	717	717
Toronto Dominion Bank
4.72%, due 04/18/2006	359	359
Repurchase Agreements (2.4%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $676 on 04/03/2006	676	676
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $2,340 on 04/03/2006	2,339	2,339
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $32 on 04/03/2006	32	32
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $2,676 on 04/03/2006	2,675	2,675

Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $308 on 04/03/2006	$307	$307
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $266 on 04/03/2006	266	266

	Shares	Value
Investment Companies (1.5%)
American Beacon Fund 1-day yield of 4.64%	142,714	$143
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.73%	1,999,638	2,000
Dreyfus Cash Management Plus Fund 1-day yield of 4.54%	401,675	402
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 4.60%	64,376	64
Merrimac Cash Fund, Premium Class 1-day yield of 4.49% @	1,550,555	1,551
Total Security Lending Collateral (cost: $25,607)		25,607
Total Investment Securities (cost: $243,373) #		$291,129

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $24,787.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $6,404, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $243,963. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $52,379 and $5,213, respectively. Net unrealized appreciation for tax purposes is $47,166.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $2,291 or 0.8% of the net assets of the Fund.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Capital Guardian Value

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.7%)
Aerospace (0.3%)
Goodrich Corp.	58,000	$2,529
Automotive Dealers & Service Stations (0.4%)
AutoNation, Inc. ‡	134,500	2,898
Beverages (0.4%)
Anheuser-Busch Cos., Inc.	63,200	2,703
Business Services (1.3%)
Clear Channel Communications, Inc.	324,000	9,399
Chemicals & Allied Products (4.3%)
Air Products & Chemicals, Inc.	111,200	7,472
Avon Products, Inc. †	251,900	7,852
Dow Chemical Co. (The)	203,000	8,242
du Pont (E.I.) de Nemours & Co.	44,000	1,857
Lyondell Chemical Co. †	202,700	4,034
Methanex Corp. †	140,200	2,878
Commercial Banks (8.3%)
Fifth Third Bancorp †	290,000	11,414
JP Morgan Chase & Co.	767,140	31,944
Wachovia Corp.	63,100	3,537
Wells Fargo & Co.	233,700	14,926
Communications Equipment (0.9%)
L-3 Communications Holdings, Inc.	23,900	2,050
Siemens AG, ADR †	48,100	4,481
Computer & Data Processing Services (0.6%)
Affiliated Computer Services, Inc.-Class A ‡	77,900	4,648
Computer & Office Equipment (1.3%)
Hewlett-Packard Co.	285,400	9,390
Electric Services (1.4%)
Duke Energy Corp. †	259,000	7,550
Pinnacle West Capital Corp.	77,400	3,026
Electric, Gas & Sanitary Services (1.1%)
Exelon Corp.	66,300	3,507
NiSource, Inc.	243,200	4,917
Electrical Goods (0.1%)
Arrow Electronics, Inc. ‡	29,200	942
Electronic & Other Electric Equipment (4.0%)
Emerson Electric Co.	73,300	6,130
General Electric Co.	691,800	24,061

Electronic Components & Accessories (8.3%)
Fairchild Semiconductor International, Inc. ‡	736,000	$14,036
Flextronics International, Ltd. ‡ †	1,199,700	12,417
Intel Corp.	1,049,400	20,306
International Rectifier Corp. ‡	141,900	5,879
Tyco International, Ltd.	338,500	9,099
Food & Kindred Products (10.8%)
Altria Group, Inc.	350,800	24,858
Campbell Soup Co.	397,200	12,869
General Mills, Inc.	117,900	5,975
Kraft Foods, Inc.-Class A †	624,600	18,932
Sara Lee Corp.	357,700	6,396
Unilever NV-NY Shares	167,900	11,622
Furniture & Fixtures (0.9%)
Leggett & Platt, Inc.	284,800	6,941
Gas Production & Distribution (1.9%)
Kinder Morgan, Inc.	109,200	10,045
MDU Resources Group, Inc.	122,900	4,111
Health Services (1.7%)
Omnicare, Inc. †	64,700	3,558
Triad Hospitals, Inc. ‡	217,700	9,122
Holding & Other Investment Offices (3.1%)
Berkshire Hathaway, Inc.-Class A ‡	80	7,228
General Growth Properties, Inc. REIT †	332,290	16,239
Industrial Machinery & Equipment (0.4%)
American Standard Cos., Inc.	66,900	2,867
Instruments & Related Products (0.7%)
Raytheon Co.	120,400	5,519
Insurance (6.9%)
American International Group, Inc.	163,200	10,786
Chubb Corp.	69,600	6,643
Everest Re Group, Ltd.	22,500	2,101
RenaissanceRe Holdings, Ltd.	128,800	5,618
St. Paul Travelers Cos., Inc. (The)	64,107	2,679
WellPoint, Inc. ‡	204,200	15,811
XL Capital, Ltd.-Class A	124,200	7,962
Insurance Agents, Brokers & Service (3.3%)
Hartford Financial Services Group, Inc. (The)	90,500	7,290
Marsh & McLennan Cos., Inc.	582,700	17,108
Motion Pictures (0.3%)
Time Warner, Inc.	143,200	2,404
Oil & Gas Extraction (6.3%)
Anadarko Petroleum Corp.	55,700	5,626
Equitable Resources, Inc.	91,600	3,344
Royal Dutch Shell PLC- Class A, ADR	159,000	9,899
Royal Dutch Shell PLC- Class B, ADR †	202,565	13,197
Transocean, Inc. ‡	185,500	14,896
Paper & Allied Products (1.3%)
International Paper Co.	280,800	9,707

Personal Credit Institutions (2.3%)
AmeriCredit Corp. ‡ †	233,900	$7,188
Capital One Financial Corp.	122,500	9,864
Petroleum Refining (2.4%)
Chevron Corp.	154,816	8,975
Exxon Mobil Corp.	144,366	8,786
Pharmaceuticals (7.6%)
AstraZeneca PLC, ADR	216,100	10,855
Lilly (Eli) & Co.	27,500	1,521
Medco Health Solutions, Inc. ‡	273,600	15,655
Merck & Co., Inc.	463,200	16,319
Pfizer, Inc.	492,000	12,261
Primary Metal Industries (1.5%)
Alcoa, Inc.	251,300	7,680
Hubbell, Inc.-Class B	67,600	3,465
Railroads (0.3%)
Union Pacific Corp.	26,700	2,492
Restaurants (0.4%)
McDonald’s Corp.	92,000	3,161
Retail Trade (0.3%)
Dollar Tree Stores, Inc. ‡	95,900	2,654
Rubber & Misc. Plastic Products (0.4%)
Jarden Corp. ‡ †	91,300	2,999
Savings Institutions (6.5%)
Golden West Financial Corp.	27,800	1,888
Hudson City Bancorp, Inc.	1,147,700	15,253
IndyMac Bancorp, Inc. †	171,200	7,007
Washington Mutual, Inc.	583,000	24,847
Security & Commodity Brokers (0.7%)
Goldman Sachs Group, Inc. (The)	31,700	4,976
Telecommunications (5.5%)
AT&T, Inc.	524,400	14,180
Sprint Nextel Corp.	603,600	15,597
Verizon Communications, Inc.	335,000	11,410
Water Transportation (0.5%)
Carnival Corp.	72,200	3,420
Total Common Stocks (cost: $644,345)		737,930

	Principal	Value
SECURITY LENDING COLLATERAL (7.4%)
Debt (6.2%)
Bank Notes (0.2%)
Bank of America
4.77%, due 05/16/2006 *	$865	$865
4.81%, due 08/10/2006 *	710	710
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	772	772

Halifax Bank of Scotland
4.61%, due 06/06/2006 *	$1,544	$1,544
Rabobank Nederland
5.01%, due 05/31/2006 *	772	772
Commercial Paper (1.0%)
Danske Corp.
4.75%, due 04/07/2006	921	921
4.79%, due 04/07/2006	1,545	1,545
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	772	772
Grampian Funding LLC-144A
4.60%, due 04/03/2006	611	611
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	611	611
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	772	772
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	772	772
4.77%, due 04/25/2006	772	772
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	618	618
Euro Dollar Overnight (0.4%)
Royal Bank of Scotland
4.69%, due 04/04/2006	1,545	1,545
4.78%, due 04/06/2006	618	618
Svenska Handlesbanken
4.85%, due 04/03/2006	335	335
Euro Dollar Terms (2.4%)
Bank of Nova Scotia
4.79%, due 05/10/2006	1,545	1,545
Barclays
4.68%, due 04/28/2006	772	772
4.79%, due 05/10/2006	2,317	2,317
4.77%, due 05/16/2006	309	309
Calyon
4.75%, due 04/12/2006	1,236	1,236
4.74%, due 05/09/2006	772	772
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	618	618
4.70%, due 05/02/2006	927	927
4.73%, due 05/08/2006	1,081	1,081
Fortis Bank
4.75%, due 04/24/2006	1,545	1,545
Royal Bank of Canada
4.77%, due 05/01/2006	618	618
Royal Bank of Scotland
4.75%, due 04/28/2006	618	618
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	1,081	1,081
Societe Generale
4.78%, due 05/04/2006	2,317	2,317
4.79%, due 05/10/2006	1,545	1,545

Toronto Dominion Bank
4.72%, due 04/18/2006	$772	$772
Repurchase Agreements (1.8%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $1,457 on 04/03/2006	1,456	1,456
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $5,040 on 04/03/2006	5,037	5,037
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $69 on 04/03/2006	69	69
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $5,762 on 04/03/2006	5,760	5,760
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $662 on 04/03/2006	662	662
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $574 on 04/03/2006	573	573

	Shares	Value
Investment Companies (1.2%)
American Beacon Fund
1-day yield of 4.64%	307,317	$307
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	4,305,980	4,306
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	864,959	865
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	138,625	139
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	3,338,934	3,339
Total Security Lending Collateral (cost: $55,141)		55,141
Total Investment Securities (cost: $699,486) #		$793,071

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $53,226.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $13,789, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $699,527. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $111,626 and $18,082, respectively. Net unrealized appreciation for tax purposes is $93,544.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $4,928 or 0.7% of the net assets of the Fund.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.8%)
Australia (7.6%)
Centro Properties Group	1,391,570	$6,420
DB RREEF Trust	3,161,587	3,314
GPT Group (a)	3,188,097	9,389
Investa Property Group	2,314,400	3,565
Macquarie CountryWide Trust	2,370,553	3,372
Macquarie Goodman Group	931,076	3,306
Mirvac Group	1,113,417	3,374
Westfield Group (a)	1,796,693	21,907
Bermuda (2.7%)
Great Eagle Holdings, Ltd.	1,388,003	4,829
Hongkong Land Holdings, Ltd.	2,414,000	8,980
Kerry Properties, Ltd.	1,509,500	5,525
Canada (1.9%)
RioCan Real Estate Investment Trust	325,300	6,430
Summit Real Estate Investment Trust	310,700	7,018
Finland (0.5%)
Citycon Oyj	60,600	301
Citycon Oyj Rights ‡	60,600	20
Sponda Oyj †	331,212	3,527
France (3.3%)
Klepierre †	44,390	5,528
Nexity	59,339	4,068
Societe de la Tour Eiffel	46,400	4,967
Unibail (a) †	51,120	9,218
Germany (1.5%)
Deutsche Wohnen AG	17,061	5,358
IVG Immobilien AG	59,153	1,777
Patrizia Immobilien AG ‡	134,300	3,787
Hong Kong (8.6%)
Agile Property Holdings, Ltd. ‡	14,060,000	11,687
Cheung Kong Holdings, Ltd. (a)	1,120,300	11,875
China Overseas Land & Investment, Ltd.	5,456,000	3,726
Hang Lung Development Co.	1,880,352	4,289
Hysan Development Co., Ltd.	2,047,835	5,832
Link (The) (a) ‡	1,250,200	2,707
New World Development, Ltd.	1,791,193	3,139
Sun Hung Kai Properties, Ltd.	1,293,455	13,135
Wharf Holdings, Ltd.	1,500,958	5,513
Italy (0.4%)
Beni Stabili SpA (a)	2,482,800	2,793

Japan (13.4%)
Japan Logistics Fund, Inc.	378	$2,685
Leopalace21 Corp.	94,900	3,555
Mitsubishi Estate Co., Ltd.	1,423,300	33,655
Mitsui Fudosan Co., Ltd.	1,160,600	26,607
Nippon Building Fund, Inc. (a)	589	5,441
Sumitomo Realty & Development Co., Ltd.	892,500	24,659
Netherlands (2.2%)
Rodamco Europe NV	143,100	14,347
Vastned Retail NV	18,000	1,442
Singapore (1.9%)
Capitaland, Ltd.	3,118,900	9,329
City Developments, Ltd.	628,000	4,191
Spain (0.9%)
Inmobiliaria Colonial	88,080	6,182
Sweden (0.9%)
Castellum AB	158,400	6,697
United Kingdom (10.2%)
Atlas Estates, Ltd. ‡	562,700	3,372
British Land Co. PLC	644,300	13,869
Capital & Regional PLC	355,881	7,117
Derwent Valley Holdings PLC	226,893	6,368
Hammerson PLC	345,820	7,438
Land Securities Group PLC	745,660	24,936
Liberty International PLC	105,240	2,149
Mapeley, Ltd.	49,920	3,033
Slough Estates PLC	444,260	5,140
United States (42.8%)
AMB Property Corp.	207,600	11,266
Archstone-Smith Trust †	279,100	13,612
AvalonBay Communities, Inc.	116,400	12,699
BioMed Realty Trust, Inc.	126,100	3,738
Boston Properties, Inc.	144,000	13,428
BRE Properties-Class A †	105,400	5,902
Camden Property Trust	117,300	8,451
Corporate Office Properties Trust †	86,250	3,945
Developers Diversified Realty Corp. †	127,800	6,997
Equity Office Properties Trust †	190,100	6,384
Equity Residential	332,900	15,576
Extra Space Storage, Inc. (b)	75,000	1,289
Federal Realty Investment Trust †	76,300	5,738
General Growth Properties, Inc.	210,570	10,291
Highwood Properties, Inc.	149,600	5,046
Host Marriott Corp. †	167,900	3,593
Kilroy Realty Corp. †	48,700	3,763
Liberty Property Trust †	105,100	4,956
Macerich Co. (The)	155,600	11,507
Maguire Properties, Inc. †	172,700	6,304
New Plan Excel Realty Trust †	107,700	2,794
Omega Healthcare Investors, Inc.	348,000	4,879
Pan Pacific Retail Properties, Inc.	106,400	7,544

Post Properties, Inc. †	139,100	$6,190
Prologis	281,000	15,033
Public Storage, Inc. †	104,500	8,488
Reckson Associates Realty Corp.	204,900	9,388
Regency Centers Corp.	106,200	7,136
Shurgard Storage Centers, Inc.-Class A	54,000	3,598
Simon Property Group, Inc. †	245,800	20,682
SL Green Realty Corp. †	109,200	11,084
Starwood Hotels & Resorts Worldwide, Inc.	103,600	7,017
Strategic Hotels & Resorts, Inc.	208,200	4,847
Sunstone Hotel Investors, Inc.	116,400	3,372
Taubman Centers, Inc.	88,100	3,671
Trizec Properties, Inc.	437,000	11,244
United Dominion Realty Trust, Inc. †	129,400	3,693
U-Store-It Trust	154,900	3,121
Ventas, Inc.	196,400	6,517
Vornado Realty Trust	129,200	12,403
Total Common Stocks (cost: $575,378)		710,074

	Principal	Value
SECURITY LENDING COLLATERAL (10.4%)
Debt (8.7%)
Bank Notes (0.3%)
Bank of America
4.77%, due 05/16/2006 *	$1,171	$1,171
4.81%, due 08/10/2006 *	962	962
Certificates of Deposit (0.6%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	1,046	1,046
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	2,091	2,091
Rabobank Nederland
5.01%, due 05/31/2006 *	1,046	1,046
Commercial Paper (1.4%)
Danske Corp.
4.75%, due 04/07/2006	1,246	1,246
4.79%, due 04/07/2006	2,091	2,091
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	1,046	1,046
Grampian Funding LLC-144A
4.60%, due 04/03/2006	828	828
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	827	827
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	1,046	1,046
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	1,046	1,046
4.77%, due 04/25/2006	1,046	1,046
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	836	836

Euro Dollar Overnight (0.5%)
Royal Bank of Scotland
4.69%, due 04/04/2006	$2,091	$2,091
4.78%, due 04/06/2006	836	836
Svenska Handlesbanken
4.85%, due 04/03/2006	453	453
Euro Dollar Terms (3.4%)
Bank of Nova Scotia
4.79%, due 05/10/2006	2,091	2,091
Barclays
4.68%, due 04/28/2006	1,046	1,046
4.79%, due 05/10/2006	3,137	3,137
4.77%, due 05/16/2006	418	418
Calyon
4.75%, due 04/12/2006	1,673	1,673
4.74%, due 05/09/2006	1,046	1,046
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	836	836
4.70%, due 05/02/2006	1,255	1,255
4.73%, due 05/08/2006	1,464	1,464
Fortis Bank
4.75%, due 04/24/2006	2,091	2,091
Royal Bank of Canada
4.77%, due 05/01/2006	836	836
Royal Bank of Scotland
4.75%, due 04/28/2006	836	836
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	1,464	1,464
Societe Generale
4.78%, due 05/04/2006	3,137	3,137
4.79%, due 05/10/2006	2,091	2,091
Toronto Dominion Bank
4.72%, due 04/18/2006	1,046	1,046
Repurchase Agreements (2.5%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $1,972 on 04/03/2006	1,971	1,971
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $6,823 on 04/03/2006	6,820	6,820
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $93 on 04/03/2006	93	93
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $7,801 on 04/03/2006	7,798	7,798
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $897 on 04/03/2006	896	896
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $777 on 04/03/2006	776	776

	Shares	Value
Investment Companies (1.7%)
American Beacon Fund
1-day yield of 4.64%	416,070	$416

Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	5,829,774	$5,830
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	1,171,049	1,171
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	187,681	188
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	4,520,512	4,520
Total Security Lending Collateral (cost: $74,654)		74,654
Total Investment Securities (cost: $650,032) #		$784,728

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $71,979.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $18,669, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
(a)	Passive Foreign Investment Company.
(b)	Restricted security. At March 31, 2006, the Fund owned the following security (representing 0.2% of net assets) which was restricted as to public resale.

Description	Date of Acquisition	Shares	Cost	Value
Extra Space Storage, Inc.	06/20/2005-10/28/2005	75,000	$1,013	$1,289

#

Aggregate cost for Federal income tax purposes is $654,953. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $130,824 and $1,049, respectively. Net unrealized appreciation for tax purposes is $129,775.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $6,675 or 0.9% of the net assets of the Fund.

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS
March 31, 2006
(all amounts except share amounts in thousands)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Office Property	16.0%	$115,054
Diversified	15.3%	109,840
Shopping Center	11.9%	85,350
Engineering & Management Services	11.8%	85,288
Regional Mall	10.8%	77,454
Apartments	10.0%	71,956
Residential Building Construction	8.6%	62,032
Hotels	3.9%	28,218
Operating/ Development	2.5%	18,231
Warehouse	2.5%	17,718
Storage	1.8%	12,899
Health Care	1.6%	11,396
Industrial Property	1.6%	11,266
Investment Companies	0.5%	3,372
Investment Securities, at value	98.8%	710,074
Short-Term Investments	10.4%	74,654
Total Investment Securities	109.2%	784,728

Federated Growth & Income

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (42.8%)
U.S. Treasury Note
2.25%, due 04/30/2006	$15,000	$14,971
2.50%, due 05/31/2006	12,000	11,958
2.75%, due 06/30/2006	20,000	19,908
2.38%, due 08/15/2006	19,000	18,834
4.00%, due 08/31/2007 †	15,000	14,825
4.00%, due 09/30/2007	17,000	16,791
4.25%, due 10/31/2007 †	20,000	19,817
3.00%, due 11/15/2007 †	15,000	14,570
4.38%, due 12/31/2007	20,000	19,841
3.38%, due 02/15/2008 †	15,000	14,610
4.13%, due 08/15/2008 †	18,000	17,743
3.63%, due 01/15/2010	15,300	14,668
4.00%, due 03/15/2010 †	15,000	14,558
4.50%, due 02/28/2011	20,000	19,708
4.25%, due 11/15/2014	15,000	14,337
4.00%, due 02/15/2015 †	15,000	14,057
Total U.S. Government Obligations (cost: $263,949)		261,196

FOREIGN GOVERNMENT OBLIGATIONS (14.4%)
Commonwealth of Australia
8.00%, due 03/01/2008	AUD	25,400	18,914
Italian Republic
0.38%, due 10/10/2006	JPY	210,000	1,783
Kingdom of Spain
3.10%, due 09/20/2006	JPY	430,000	3,694
Kingdom of Sweden
Zero Coupon, due 09/20/2006	SEK	112,000	14,229
5.00%, due 01/28/2009	SEK	68,500	9,220
4.00%, due 12/01/2009	SEK	55,000	7,221
Republic of Germany
2.50%, due 03/23/2007	EUR	6,700	8,064
3.25%, due 04/09/2010	EUR	6,310	7,560
United Kingdom
4.50%, due 03/07/2007	GBP	5,450	9,460
4.75%, due 06/07/2010	GBP	4,310	7,561
Total Foreign Government Obligations (cost: $91,475)			87,706

CORPORATE DEBT SECURITIES (0.5%)
Commercial Banks (0.5%)
European Investment Bank
2.13%, due 09/20/2007	JPY	320,000	2,775
Total Corporate Debt Securities (cost: $2,971)			2,775

	Shares	Value
COMMON STOCKS (20.6%)
Drug Stores & Proprietary Stores (1.0%)
Boots Group PLC	375,097	$4,681
Boots Group PLC, ADR †	128,699	1,606
Food & Kindred Products (1.0%)
Ajinomoto Co., Inc.	600,000	6,392
Food Stores (1.0%)
Loblaw Cos., Ltd.	129,500	6,178
Holding & Other Investment Offices (2.6%)
Daiichi Sanyko Co., Ltd.	585,000	13,312
Investa Property Group	1,549,500	2,387
Instruments & Related Products (0.9%)
Fuji Photo Film Co., Ltd., ADR	157,100	5,266
Metal Mining (2.5%)
Barrick Gold Corp.	413,282	11,258
Newmont Mining Corp.	81,000	4,203
Oil & Gas Extraction (3.7%)
EnCana Corp.	134,600	6,290
Newfield Exploration Co. ‡	115,000	4,818
OMV AG, ADR †	38,600	2,579
Royal Dutch Shell PLC- Class A, ADR	100,300	6,245
Santos, Ltd., ADR	73,000	2,373
Paper & Paper Products (0.4%)
Mayr-Melnhof Karton AG, ADR	58,098	2,592
Petroleum Refining (1.0%)
Chevron Corp.	101,600	5,890
Pharmaceuticals (4.3%)
Astellas Pharma, Inc.	187,500	7,103
Ono Pharmaceutical Co., Ltd.	162,400	7,639
Serono SA-Class B	9,000	6,257
Taisho Pharmaceutical Co., Ltd.	131,000	2,631
Tanabe Seiyaku Co., Ltd.	257,000	2,842
Telecommunications (2.2%)
Belgacom SA	150,000	4,790
NTT DoCoMo, Inc.	4,000	5,899
Telstra Corp., Ltd., ADR †	190,900	2,560
Total Common Stocks (cost: $116,932)		125,791

	Principal	Value
SHORT-TERM OBLIGATIONS (12.5%)
Repurchase Agreements (12.5%)
Investors Bank & Trust 3.25% Repurchase Agreement dated 03/31/2006 to be repurchased at 76,206 on 04/03/2006 ¢ ˜	$76,185	$76,185
Total Short-Term Obligations (cost: $76,185)		76,185

	Contracts ◆	Value
PURCHASED OPTIONS (1.3%)
Put Options (1.3%)
SPX Corp.	90,000	$5,085
Put Strike $1,350.00
Expires 09/16/2006
SPX Corp.	50,000	3,155
Put Strike $1,350.00
Expires 12/16/2006
Total Purchased Options (cost: $9,962)		8,240
SECURITY LENDING COLLATERAL (15.1%)
Debt (12.7%)
Bank Notes (0.4%)
Bank of America
4.77%, due 05/16/2006 *	1,450	1,450
4.81%, due 08/10/2006 *	1,191	1,191
Certificates Of Deposit (0.9%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	1,295	1,295
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	2,589	2,589
Rabobank Nederland
5.01%, due 05/31/2006 *	1,295	1,295
Commercial Paper (2.0%)
Danske Corp.
4.75%, due 04/07/2006	1,543	1,543
4.79%, due 04/07/2006	2,589	2,589
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	1,294	1,294
Grampian Funding LLC-144A
4.60%, due 04/03/2006	1,025	1,025
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	1,024	1,024
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	1,294	1,294
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	1,294	1,294
4.77%, due 04/25/2006	1,294	1,294
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	1,036	1,036
Euro Dollar Overnight (0.7%)
Royal Bank of Scotland
4.69%, due 04/04/2006	2,589	2,589
4.78%, due 04/06/2006	1,036	1,036
Svenska Handlesbanken
4.85%, due 04/03/2006	561	561
Euro Dollar Terms (5.0%)
Bank of Nova Scotia
4.79%, due 05/10/2006	2,589	2,589

Barclays
4.68%, due 04/28/2006	1,294	$1,294
4.79%, due 05/10/2006	3,883	3,883
4.77%, due 05/16/2006	518	518
Calyon
4.75%, due 04/12/2006	2,071	2,071
4.74%, due 05/09/2006	1,294	1,294
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	1,036	1,036
4.70%, due 05/02/2006	1,553	1,553
4.73%, due 05/08/2006	1,812	1,812
Fortis Bank
4.75%, due 04/24/2006	2,589	2,589
Royal Bank of Canada
4.77%, due 05/01/2006	1,036	1,036
Royal Bank of Scotland
4.75%, due 04/28/2006	1,036	1,036
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	1,812	1,812
Societe Generale
4.78%, due 05/04/2006	3,883	3,883
4.79%, due 05/10/2006	2,589	2,589
Toronto Dominion Bank
4.72%, due 04/18/2006	1,294	1,294
Repurchase Agreements (3.7%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $2,441 on 04/03/2006	2,441	2,441
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $8,447 on 04/03/2006	8,444	8,444
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $115 on 04/03/2006	115	115
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $9,658 on 04/03/2006	9,654	9,654
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $1,110 on 04/03/2006	1,110	1,110
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $962 on 04/03/2006	962	962

	Shares	Value
Investment Companies (2.4%)
American Beacon Fund
1-day yield of 4.64%	515,102	$515
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	7,217,368	7,217
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	1,449,781	1,450
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	232,353	232
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	5,596,477	5,596
Total Security Lending Collateral (cost: $92,424)		92,424
Total Investment Securities (cost: $653,898) #		$654,317

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2006, all or a portion of this security is on loan (see Note 1). The value at March 31, 2006, of all securities on loan is $90,235.
‡	Non-income producing.
¢

At March 31,2006, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 4.63%-5.099% and 09/01/2034- 02/15/2036, respectively, and with a market value plus accrued interest of $79,995.

*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $23,113, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
◆	Contract amounts are not in thousands.
˜	Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $653,898. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $12,168 and $11,749, respectively. Net unrealized appreciation for tax purposes is $419.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $8,261 or 1.4% of the net assets of the Fund.

ADR	American Depositary Receipt
AUD	Australian Dollar
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Great Companies - AmericaSM

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.3%)
Aerospace (3.2%)
United Technologies Corp.	122,000	$7,072
Amusement & Recreation Services (2.3%)
Disney (Walt) Co. (The)	186,640	5,205
Beverages (3.6%)
PepsiCo, Inc.	137,942	7,972
Chemicals & Allied Products (4.2%)
Clorox Co.	84,600	5,063
Procter & Gamble Co.	74,000	4,264
Commercial Banks (2.4%)
JP Morgan Chase & Co.	131,000	5,455
Communications Equipment (4.6%)
Corning, Inc. ‡	196,000	5,274
QUALCOMM, Inc.	100,000	5,061
Computer & Data Processing Services (3.2%)
F5 Networks, Inc. ‡ †	38,000	2,755
Yahoo!, Inc. ‡	136,000	4,387
Computer & Office Equipment (3.8%)
Apple Computer, Inc. ‡	137,110	8,600
Electronic & Other Electric Equipment (2.3%)
Emerson Electric Co.	62,000	5,185
Electronic Components & Accessories (3.3%)
Intel Corp.	250,000	4,838
Trident Microsystems, Inc. ‡	86,000	2,499
Furniture & Fixtures (2.3%)
Johnson Controls, Inc.	68,000	5,163
Instruments & Related Products (2.0%)
Danaher Corp. †	70,000	4,449
Insurance (3.9%)
AFLAC, Inc.	97,000	4,378
UnitedHealth Group, Inc.	78,000	4,357
Leather & Leather Products (2.9%)
Coach, Inc. ‡	187,000	6,467
Life Insurance (3.0%)
Prudential Financial, Inc.	90,000	6,823

Medical Instruments & Supplies (6.5%)
Bard, (C.R.) Inc. †	36,000	$2,441
Medtronic, Inc.	81,000	4,111
St. Jude Medical, Inc. ‡	94,000	3,854
Zimmer Holdings, Inc. ‡	60,000	4,056
Mining (2.1%)
Vulcan Materials Co.	53,000	4,592
Motor Vehicles, Parts & Supplies (1.2%)
BorgWarner, Inc.	43,000	2,582
Oil & Gas Extraction (8.0%)
BJ Services Co. †	114,240	3,953
Chesapeake Energy Corp. †	69,000	2,167
Nabors Industries, Ltd. ‡	45,240	3,238
Weatherford International, Ltd. ‡	108,000	4,941
XTO Energy, Inc.	83,980	3,659
Petroleum Refining (1.8%)
Marathon Oil Corp.	53,000	4,037
Pharmaceuticals (7.8%)
Alkermes, Inc. ‡ †	81,050	1,787
Amgen, Inc. ‡	29,000	2,110
Biogen Idec, Inc. ‡	50,320	2,370
Genzyme Corp. ‡	63,090	4,241
Gilead Sciences, Inc. ‡ †	41,000	2,551
Wyeth	90,004	4,367
Radio & Television Broadcasting (1.2%)
Viacom, Inc.-Class B ‡	70,500	2,735
Security & Commodity Brokers (15.4%)
American Express Co.	126,000	6,621
E*TRADE Financial Corp. ‡	180,000	4,856
Goldman Sachs Group, Inc. (The)	54,696	8,585
Morgan Stanley	114,000	7,162
T. Rowe Price Group, Inc.	91,000	7,117
Telecommunications (5.3%)
Sprint Nextel Corp.	236,000	6,098
Verizon Communications, Inc.	169,000	5,756
Total Common Stocks (cost: $202,332)		215,254

	Principal	Value
SECURITY LENDING COLLATERAL (5.7%)
Debt (4.8%)
Bank Notes (0.2%)
Bank of America
4.77%, due 05/16/2006 *	$201	$201
4.81%, due 08/10/2006 *	165	165
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	180	180
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	359	359

Rabobank Nederland
5.01%, due 05/31/2006 *	$180	$180
Commercial Paper (0.8%)
Danske Corp.
4.75%, due 04/07/2006	214	214
4.79%, due 04/07/2006	359	359
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	180	180
Grampian Funding LLC-144A
4.60%, due 04/03/2006	142	142
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	142	142
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	180	180
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	180	180
4.77%, due 04/25/2006	180	180
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	144	144
Euro Dollar Overnight (0.2%)
Royal Bank of Scotland
4.69%, due 04/04/2006	359	359
4.78%, due 04/06/2006	144	144
Svenska Handlesbanken
4.85%, due 04/03/2006	78	78
Euro Dollar Terms (1.9%)
Bank of Nova Scotia
4.79%, due 05/10/2006	359	359
Barclays
4.68%, due 04/28/2006	180	180
4.79%, due 05/10/2006	539	539
4.77%, due 05/16/2006	72	72
Calyon
4.75%, due 04/12/2006	288	288
4.74%, due 05/09/2006	180	180
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	144	144
4.70%, due 05/02/2006	216	216
4.73%, due 05/08/2006	252	252
Fortis Bank
4.75%, due 04/24/2006	359	359
Royal Bank of Canada
4.77%, due 05/01/2006	144	144
Royal Bank of Scotland
4.75%, due 04/28/2006	144	144
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	252	252
Societe Generale
4.78%, due 05/04/2006	539	539
4.79%, due 05/10/2006	359	359
Toronto Dominion Bank
4.72%, due 04/18/2006	180	180

Repurchase Agreements (1.4%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $339 on 04/03/2006	$339	$339
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $1,173 on 04/03/2006	1,172	1,172
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $16 on 04/03/2006	16	16
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $1,341 on 04/03/2006	1,340	1,340
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $154 on 04/03/2006	154	154
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $134 on 04/03/2006	133	133

	Shares	Value
Investment Companies (0.9%)
American Beacon Fund
1-day yield of 4.64%	71,513	$72
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	1,002,013	1,002
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	201,278	201
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	32,258	32
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	776,979	777
Total Security Lending Collateral (cost: $12,832)		12,832
Total Investment Securities (cost: $215,164) #		$228,086

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $12,483.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $3,209, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $215,168. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,621 and $5,703, respectively. Net unrealized appreciation for tax purposes is $12,918.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $1,148 or 0.5% of the net assets of the Fund.

Great Companies - TechnologySM

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.7%)
Business Services (2.6%)
Akamai Technologies, Inc. ‡ †	122,000	$4,013
Communication (2.0%)
American Tower Corp.-Class A ‡	104,000	3,153
Communications Equipment (12.7%)
Corning, Inc. ‡	300,000	8,073
Network Appliance, Inc. ‡	93,000	3,351
Nokia Corp., ADR *	154,000	3,191
QUALCOMM, Inc.	103,160	5,221
Computer & Data Processing Services (25.4%)
Adobe Systems, Inc. ‡	84,000	2,933
Autodesk, Inc. ‡	73,000	2,812
Cerner Corp. ‡ †	52,000	2,467
Electronic Arts, Inc. ‡	58,000	3,174
F5 Networks, Inc. ‡ †	52,000	3,770
Hyperion Solutions Corp. ‡	92,000	2,999
Juniper Networks, Inc. ‡	178,000	3,403
Microsoft Corp.	294,600	8,016
NAVTEQ Corp. ‡ †	72,000	3,647
VeriSign, Inc. ‡	13,600	326
Yahoo!, Inc. ‡	187,000	6,033
Computer & Office Equipment (13.9%)
Apple Computer, Inc. ‡	129,250	8,107
EMC Corp. ‡	307,200	4,187
Logitech International SA, ADR ‡ †	132,192	5,256
Nuance Communications, Inc. ‡	356,000	4,204
Electronic & Other Electric Equipment (4.3%)
Samsung Electronics Co., Ltd., GDR-144A	20,400	6,666
Electronic Components & Accessories (15.4%)
Analog Devices, Inc.	61,200	2,343
ATI Technologies, Inc. ‡	184,000	3,161
Broadcom Corp.-Class A ‡	99,000	4,273
Cypress Semiconductor Corp. ‡	176,000	2,983
Intel Corp.	153,576	2,972
JDS Uniphase Corp. ‡	633,000	2,640
Linear Technology Corp. †	85,100	2,985
Trident Microsystems, Inc. ‡ †	89,000	2,586
Entertainment (2.0%)
International Game Technology	89,400	3,149
Industrial Machinery & Equipment (3.7%)
Applied Materials, Inc.	170,500	2,985
Lam Research Corp. ‡	65,800	2,829

Instruments & Related Products (5.7%)
FLIR Systems, Inc. ‡	61,000	$1,733
Formfactor, Inc. ‡	83,000	3,264
Sirf Technology Holdings, Inc. ‡	109,000	3,860
Pharmaceuticals (8.3%)
Alkermes, Inc. ‡	96,700	2,132
Biogen Idec, Inc. ‡	34,000	1,601
Conor Medsystems, Inc. ‡	57,000	1,676
Genzyme Corp. ‡	66,677	4,482
MedImmune, Inc. ‡	200	7
Vertex Pharmaceuticals, Inc. ‡ †	82,000	3,000
Research & Testing Services (0.7%)
Telik, Inc. ‡ †	58,300	1,129
Total Common Stocks (cost: $136,393)		150,792

	Principal	Value
SECURITY LENDING COLLATERAL (18.7%)
Debt (15.7%)
Bank Notes (0.5%)
Bank of America
4.77%, due 05/16/2006 *	$456	$456
4.81%, due 08/10/2006 *	375	375
Certificates Of Deposit (1.1%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	407	407
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	815	815
Rabobank Nederland
5.01%, due 05/31/2006 *	408	408
Commercial Paper (2.5%)
Danske Corp.
4.75%, due 04/07/2006	486	486
4.79%, due 04/07/2006	815	815
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	408	408
Grampian Funding LLC-144A
4.60%, due 04/03/2006	323	323
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	322	322
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	408	408
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	408	408
4.77%, due 04/25/2006	408	408
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	326	326
Euro Dollar Overnight (0.9%)
Royal Bank of Scotland
4.69%, due 04/04/2006	815	815
4.78%, due 04/06/2006	326	326

Svenska Handlesbanken
4.85%, due 04/03/2006	$177	$177
Euro Dollar Terms (6.1%)
Bank of Nova Scotia
4.79%, due 05/10/2006	815	815
Barclays
4.68%, due 04/28/2006	407	407
4.79%, due 05/10/2006	1,223	1,223
4.77%, due 05/16/2006	163	163
Calyon
4.75%, due 04/12/2006	652	652
4.74%, due 05/09/2006	407	407
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	326	326
4.70%, due 05/02/2006	489	489
4.73%, due 05/08/2006	571	571
Fortis Bank
4.75%, due 04/24/2006	815	815
Royal Bank of Canada
4.77%, due 05/01/2006	326	326
Royal Bank of Scotland
4.75%, due 04/28/2006	326	326
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	571	571
Societe Generale
4.78%, due 05/04/2006	1,223	1,223
4.79%, due 05/10/2006	815	815
Toronto Dominion Bank
4.72%, due 04/18/2006	408	408
Repurchase Agreements (4.6%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $769 on 04/03/2006	768	768
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $2,660 on 04/03/2006	2,659	2,659
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $36 on 04/03/2006	36	36
Merrill Lynch & Co. 4.87%, dated 3/31/2006 to be repurchased at $3,041 on 04/03/2006	3,040	3,040
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $349 on 04/03/2006	349	349
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $303 on 04/03/2006	303	303

	Shares	Value
Investment Companies (3.0%)
American Beacon Fund
1-day yield of 4.64%	162,193	$162
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	2,272,573	2,273
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	456,500	457

Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	73,162	$73
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	1,762,194	1,762
Total Security Lending Collateral (cost: $29,102)		29,102
Total Investment Securities (cost: $165,495) #		$179,894

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $28,100.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $7,278, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $165,579. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $17,400 and $3,085, respectively. Net unrealized appreciation for tax purposes is $14,315.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $9,269 or 5.9% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Janus Growth

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS(93.2%)
Amusement & Recreation Services (2.3%)
Harrah’s Entertainment, Inc. †	478,775	$37,325
Automotive (2.2%)
Harley-Davidson, Inc. †	716,135	37,153
Business Credit Institutions (1.2%)
Fannie Mae	369,980	19,017
Business Services (4.8%)
eBay, Inc. ‡	1,261,265	49,265
Lamar Advertising Co. † ‡	564,720	29,716
Chemicals & Allied Products (3.8%)
Procter & Gamble Co.	536,170	30,894
Reckitt Benckiser PLC	912,531	32,068
Communication (0.8%)
XM Satellite Radio Holdings, Inc.-Class A † ‡	626,380	13,949
Communications Equipment (3.9%)
QUALCOMM, Inc.	624,415	31,602
Research In Motion, Ltd. † ‡	389,545	33,065
Computer & Data Processing Services (13.8%)
Amdocs, Ltd. ‡	927,325	33,439
CA, Inc.	37	1
Ceridian Corp. ‡	969,780	24,681
Google, Inc.-Class A ‡	90,270	35,205
NAVTEQ Corp. † ‡	692,540	35,077
Yahoo!, Inc. ‡	3,084,030	99,491
Computer & Office Equipment (2.0%)
Apple Computer, Inc. ‡	204,485	12,825
EMC Corp. ‡	1,484,005	20,227
Electronic & Other Electric Equipment (3.0%)
General Electric Co.	1,405,915	48,898
Electronic Components & Accessories (3.6%)
Advanced Micro Devices, Inc. ‡	999,265	33,136
Maxim Integrated Products, Inc.	695,726	25,846
Food Stores (1.3%)
Safeway, Inc. †	837,195	21,030
Health Services (2.4%)
Coventry Health Care, Inc. † ‡	744,460	40,186
Hotels & Other Lodging Places (2.3%)
Starwood Hotels & Resorts Worldwide, Inc.	553,945	37,519

Instruments & Related Products (1.9%)
Alcon, Inc. †	304,240	$31,720
Insurance (3.6%)
UnitedHealth Group, Inc.	1,058,310	59,117
Medical Instruments & Supplies (11.1%)
Medtronic, Inc.	1,790,760	90,881
Synthes, Inc. †	427,829	46,814
Varian Medical Systems, Inc. ‡	818,840	45,986
Oil & Gas Extraction (1.0%)
Apache Corp.	123,430	8,086
Schlumberger, Ltd.	71,870	9,097
Personal Credit Institutions (1.2%)
SLM Corp.	385,195	20,007
Pharmaceuticals (17.9%)
Celgene Corp. ‡	2,764,740	122,257
Dade Behring Holdings, Inc.	576,545	20,588
Genentech, Inc. ‡	277,165	23,423
Roche Holding AG-Genusschein †	543,508	80,725
Teva Pharmaceutical Industries, Ltd., ADR	1,165,475	47,994
Retail Trade (3.0%)
Staples, Inc.	1,928,017	49,203
Security & Commodity Brokers (1.9%)
Chicago Mercantile Exchange	70,390	31,500
Telecommunications (3.0%)
Nextel Partners, Inc.-Class A † ‡	1,728,840	48,961
Wholesale Trade Nondurable Goods (1.2%)
SYSCO Corp.	612,035	19,616
Total Common Stocks (cost: $1,150,746)		1,537,590

	Principal	Value
SECURITY LENDING COLLATERAL (11.3%)
Debt (9.5%)
Bank Notes (0.3%)
Bank of America
4.77%, due 05/16/2006 *	$2,924	$2,924
4.81%, due 08/10/2006 *	2,402	2,402
Certificates Of Deposit (0.7%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	2,610	2,610
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	5,221	5,221
Rabobank Nederland
5.01%, due 05/31/2006 *	2,611	2,611
Commercial Paper (1.5%)
Danske Corp.
4.75%, due 04/07/2006	3,112	3,112
4.79%, due 04/07/2006	5,221	5,221

Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	$2,611	$2,611
Grampian Funding LLC-144A
4.60%, due 04/03/2006	2,066	2,066
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	2,066	2,066
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	2,611	2,611
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	2,611	2,611
4.77%, due 04/25/2006	2,611	2,611
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	2,088	2,088
Euro Dollar Overnight (0.5%)
Royal Bank of Scotland
4.69%, due 04/04/2006	5,221	5,221
4.78%, due 04/06/2006	2,088	2,088
Svenska Handlesbanken
4.85%, due 04/03/2006	1,132	1,132
Euro Dollar Terms (3.7%)
Bank of Nova Scotia
4.79%, due 05/10/2006	5,221	5,221
Barclays
4.68%, due 04/28/2006	2,611	2,611
4.79%, due 05/10/2006	7,832	7,832
4.77%, due 05/16/2006	1,044	1,044
Calyon
4.75%, due 04/12/2006	4,177	4,177
4.74%, due 05/09/2006	2,611	2,611
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	2,088	2,088
4.70%, due 05/02/2006	3,133	3,133
4.73%, due 05/08/2006	3,655	3,655
Fortis Bank
4.75%, due 04/24/2006	5,221	5,221
Royal Bank of Canada
4.77%, due 05/01/2006	2,088	2,088
Royal Bank of Scotland
4.75%, due 04/28/2006	2,088	2,088
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	3,655	3,655
Societe Generale
4.78%, due 05/04/2006	7,832	7,832
4.79%, due 05/10/2006	5,221	5,221
Toronto Dominion Bank
4.72%, due 04/18/2006	2,611	2,611
Repurchase Agreements (2.8%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $4,924 on 04/03/2006	4,922	4,922
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $17,035 on 04/03/2006	17,028	17,028

Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $232 on 04/03/2006	$232	$232
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $19,477 on 04/03/2006	19,469	19,469
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $2,238 on 04/03/2006	2,237	2,237
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $1,939 on 04/03/2006	1,938	1,938

	Shares	Value
Investment Companies (1.8%)
American Beacon Fund
1-day yield of 4.64%	1,038,832	$1,039
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	14,555,641	14,556
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	2,923,848	2,924
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	468,598	469
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	11,286,705	11,287
Total Security Lending Collateral (cost: $186,395)		186,395
Total Investment Securities (cost: $1,337,141) #		$1,723,985

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Swiss Franc	(66,900)	06/28/2006	$(53,726)	$2,083
			$(53,726)	$2,083

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $180,184.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $24,751, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $1,338,070. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $407,757 and $21,842, respectively. Net unrealized appreciation for tax purposes is $385,915.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $16,664 or 1.0% of the net assets of the Fund.

ADR	American Depositary Receipt

Jennison Growth

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.4%)
Amusement & Recreation Services (1.9%)
Disney (Walt) Co. (The)	108,000	$3,012
Apparel & Accessory Stores (2.1%)
Chico’s FAS, Inc. ‡	59,300	2,410
Urban Outfitters, Inc. ‡ †	36,800	903
Beverages (1.8%)
PepsiCo, Inc.	47,500	2,745
Business Services (3.8%)
eBay, Inc. ‡	126,000	4,922
Getty Images, Inc. ‡ †	14,200	1,063
Chemicals & Allied Products (3.0%)
Procter & Gamble Co.	81,527	4,698
Commercial Banks (1.9%)
UBS AG-Registered †	26,800	2,947
Communications Equipment (3.1%)
Nokia Corp., ADR †	99,200	2,055
QUALCOMM, Inc.	54,900	2,779
Computer & Data Processing Services (15.6%)
Adobe Systems, Inc. ‡	103,400	3,611
Electronic Arts, Inc. ‡	50,700	2,774
Google, Inc.-Class A ‡	17,800	6,942
Microsoft Corp.	141,400	3,848
NAVTEQ Corp. ‡ †	17,800	902
SAP AG, ADR	51,900	2,819
Yahoo!, Inc. ‡	111,600	3,600
Computer & Office Equipment (3.4%)
Apple Computer, Inc. ‡	34,500	2,164
Cisco Systems, Inc. ‡	146,900	3,183
Department Stores (1.8%)
Federated Department Stores, Inc.	38,100	2,781
Electronic & Other Electric Equipment (1.9%)
General Electric Co.	83,900	2,918
Electronic Components & Accessories (8.8%)
Broadcom Corp.-Class A ‡	84,000	3,626
Marvell Technology Group, Ltd. ‡ †	61,400	3,322
Maxim Integrated Products, Inc.	92,900	3,451
Texas Instruments, Inc.	104,500	3,393
Food Stores (1.7%)
Whole Foods Market, Inc.	40,500	2,691

Furniture & Home Furnishings Stores (0.8%)
Williams-Sonoma, Inc. ‡ †	31,000	$1,314
Health Services (1.5%)
Caremark Rx, Inc. ‡	47,200	2,321
Hotels & Other Lodging Places (1.5%)
Marriott International, Inc.-Class A	34,000	2,332
Instruments & Related Products (3.4%)
Agilent Technologies, Inc. ‡	65,200	2,448
Alcon, Inc. †	27,800	2,898
Insurance (6.1%)
American International Group, Inc.	47,500	3,139
Cigna Corp.	10,200	1,332
UnitedHealth Group, Inc.	56,000	3,128
WellPoint, Inc. ‡	26,200	2,029
Leather & Leather Products (1.4%)
Coach, Inc. ‡	63,900	2,210
Lumber & Other Building Materials (2.5%)
Home Depot, Inc. (The)	36,300	1,536
Lowe’s Cos., Inc.	36,000	2,320
Medical Instruments & Supplies (1.3%)
St. Jude Medical, Inc. ‡	51,600	2,116
Oil & Gas Extraction (3.6%)
Occidental Petroleum Corp.	21,500	1,992
Schlumberger, Ltd.	29,400	3,721
Petroleum Refining (1.3%)
Suncor Energy, Inc.	25,500	1,964
Pharmaceuticals (11.5%)
Amgen, Inc. ‡	48,000	3,492
Genentech, Inc. ‡	35,900	3,034
Gilead Sciences, Inc. ‡	51,900	3,229
Novartis AG, ADR	53,700	2,977
Roche Holding AG, ADR	45,500	3,379
Sanofi-Aventis, ADR	41,900	1,988
Restaurants (0.8%)
Cheesecake Factory (The) ‡ †	34,600	1,296
Rubber & Misc. Plastic Products (1.5%)
NIKE, Inc.-Class B	27,800	2,366
Security & Commodity Brokers (8.9%)
American Express Co.	69,900	3,673
Charles Schwab Corp. (The)	169,400	2,915
Goldman Sachs Group, Inc. (The)	15,700	2,464
Legg Mason, Inc.	12,600	1,579
Merrill Lynch & Co., Inc.	42,300	3,332
Variety Stores (1.5%)
Target Corp.	44,100	2,294
Total Common Stocks (cost: $130,016)		154,377

	Principal	Value
SECURITY LENDING COLLATERAL (8.0%)
Debt (6.7%)
Bank Notes (0.2%)
Bank of America
4.77%, due 05/16/2006 *	$198	$198
4.81%, due 08/10/2006 *	163	163
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	177	177
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	354	354
Rabobank Nederland
5.01%, due 05/31/2006 *	177	177
Commercial Paper (1.1%)
Danske Corp.
4.75%, due 04/07/2006	211	211
4.79%, due 04/07/2006	354	354
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	177	177
Grampian Funding LLC-144A
4.60%, due 04/03/2006	140	140
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	140	140
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	177	177
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	177	177
4.77%, due 04/25/2006	177	177
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	142	142
Euro Dollar Overnight (0.4%)
Royal Bank of Scotland
4.69%, due 04/04/2006	354	354
4.78%, due 04/06/2006	142	142
Svenska Handlesbanken
4.85%, due 04/03/2006	77	77
Euro Dollar Terms (2.6%)
Bank of Nova Scotia
4.79%, due 05/10/2006	354	354
Barclays
4.68%, due 04/28/2006	177	177
4.79%, due 05/10/2006	531	531
4.77%, due 05/16/2006	71	71
Calyon
4.75%, due 04/12/2006	283	283
4.74%, due 05/09/2006	177	177
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	142	142
4.70%, due 05/02/2006	212	212
4.73%, due 05/08/2006	248	248

Fortis Bank
4.75%, due 04/24/2006	$354	$354
Royal Bank of Canada
4.77%, due 05/01/2006	142	142
Royal Bank of Scotland
4.75%, due 04/28/2006	142	142
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	248	248
Societe Generale
4.78%, due 05/04/2006	531	531
4.79%, due 05/10/2006	354	354
Toronto Dominion Bank
4.72%, due 04/18/2006	177	177
Repurchase Agreements (2.0%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $334 on 04/03/2006	334	334
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $1,155 on 04/03/2006	1,155	1,155
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $16 on 04/03/2006	16	16
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $1,321 on 04/03/2006	1,320	1,320
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $152 on 04/03/2006	152	152
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $132 on 04/03/2006	132	132

	Shares	Value
Investment Companies (1.3%)
American Beacon Fund
1-day yield of 4.64%	70,456	$70
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	987,196	987
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	198,302	198
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	31,781	32
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	765,490	766
Total Security Lending Collateral (cost: $12,642)		12,642
Total Investment Securities (cost: $142,658) #		$167,019

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $12,243.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $3,161, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#

Aggregate cost for Federal income tax purposes is $142,742. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $25,123 and $846, respectively. Net unrealized appreciation for tax purposes is $24,277.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $1,130 or 0.7% of the net assets of the Fund.

ADR	American Depositary Receipt

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. Treasury Note
3.38%, due 02/28/2007 d	$160	$158
Total U.S. Government Obligations (cost: $158)		158

	Shares	Value
COMMON STOCKS (99.1%)
Aerospace (1.8%)
Boeing Co. (The)	14,600	$1,138
Lockheed Martin Corp.	1,800	135
Northrop Grumman Corp.	17,800	1,216
United Technologies Corp.	20,600	1,194
Air Transportation (0.7%)
FedEx Corp.	12,900	1,457
Amusement & Recreation Services (0.0%)
Disney (Walt) Co. (The)	800	22
Apparel & Accessory Stores (0.7%)
Abercrombie & Fitch Co.-Class A	6,000	350
Kohl’s Corp. ‡	21,300	1,129
Apparel Products (0.0%)
Jones Apparel Group, Inc.	100	4
Automotive (0.1%)
Lear Corp. †	7,200	128
Beverages (1.9%)
Coca-Cola Co. (The)	76,800	3,216
Coca-Cola Enterprises, Inc.	33,100	673
Business Credit Institutions (1.2%)
CIT Group, Inc.	18,500	990
Fannie Mae	900	46
Freddie Mac	24,100	1,470
Business Services (0.7%)
eBay, Inc. ‡	38,000	1,484
Chemicals & Allied Products (3.4%)
Air Products & Chemicals, Inc.	24,700	1,660
Dow Chemical Co. (The)	800	32
Nalco Holding Co. ‡	18,200	322
Praxair, Inc.	23,800	1,313
Procter & Gamble Co.	49,400	2,846
Rohm & Haas Co.	13,700	670
Tronox, Inc.-Class B ‡	161	3

Commercial Banks (9.7%)
Bank of America Corp.	116,100	$5,287
Bank of New York Co., Inc. (The)	25,700	926
Citigroup, Inc.	131,000	6,187
Marshall & IIsley Corp.	1,400	61
Mellon Financial Corp.	21,800	776
State Street Corp.	8,200	496
SunTrust Banks, Inc.	1,500	109
TCF Financial Corp.	500	13
US Bancorp	95,000	2,898
Wells Fargo & Co.	45,800	2,925
Zions Bancorp	700	58
Communication (0.1%)
EchoStar Communications Corp.-Class A ‡	4,700	140
Communications Equipment (3.2%)
Corning, Inc. ‡	73,300	1,973
Motorola, Inc.	75,200	1,723
QUALCOMM, Inc.	43,600	2,207
Tellabs, Inc. ‡	34,700	552
Computer & Data Processing Services (4.5%)
Affiliated Computer Services, Inc.-Class A ‡	14,000	835
Google, Inc.-Class A ‡	1,600	624
Juniper Networks, Inc. ‡	22,600	432
Microsoft Corp.	189,200	5,148
NCR Corp. ‡	7,400	309
Oracle Corp. ‡	133,900	1,833
Computer & Office Equipment (3.9%)
Apple Computer, Inc. ‡	3,200	201
Cisco Systems, Inc. ‡	131,900	2,858
Dell, Inc. ‡	23,400	696
EMC Corp. ‡	52,500	716
Hewlett-Packard Co.	39,700	1,306
International Business Machines Corp.	26,400	2,177
Seagate Technology, Inc.-Escrow Shares ‡ m	8,700	—	☐
Construction (0.1%)
Centex Corp. †	2,600	161
Department Stores (0.3%)
Federated Department Stores, Inc.	1,400	102
Foot Locker, Inc.	1,100	26
JC Penney Co., Inc.	8,200	495
Drug Stores & Proprietary Stores (0.2%)
CVS Corp.	14,500	433
Electric Services (3.3%)
CMS Energy Corp. ‡	21,800	282
Consolidated Edison, Inc. †	7,200	313
Constellation Energy Group, Inc.	7,700	421
Dominion Resources, Inc.	17,200	1,187
Duke Energy Corp. †	28,600	834
Edison International	17,800	733
FPL Group, Inc.	3,700	149

Northeast Utilities †	24,600	$480
Pinnacle West Capital Corp.	3,900	153
PPL Corp.	28,600	841
SCANA Corp.	6,400	251
Xcel Energy, Inc. †	53,300	967
Electric, Gas & Sanitary Services (0.1%)
PG&E Corp.	1,500	58
Wisconsin Energy Corp.	3,100	124
Electronic & Other Electric Equipment (4.0%)
General Electric Co.	235,400	8,187
Electronic Components & Accessories (3.6%)
Altera Corp. ‡ †	34,800	718
Broadcom Corp.-Class A ‡	19,200	829
Intel Corp.	42,400	820
Intersil Corp.-Class A	5,500	159
Linear Technology Corp. †	15,200	533
Maxim Integrated Products, Inc.	6,100	227
Texas Instruments, Inc.	38,300	1,244
Tyco International, Ltd.	78,500	2,110
Xilinx, Inc.	29,300	746
Fabricated Metal Products (0.0%)
Fortune Brands, Inc. †	500	40
Food & Kindred Products (3.0%)
Altria Group, Inc.	62,200	4,408
Kellogg Co.	17,700	780
Kraft Foods, Inc.-Class A †	32,300	979
Food Stores (0.2%)
Safeway, Inc.	14,900	374
Furniture & Fixtures (0.6%)
Johnson Controls, Inc.	17,400	1,321
Gas Production & Distribution (0.0%)
Dynegy, Inc.-Class A ‡ †	7,500	36
Health Services (0.4%)
HCA, Inc.	16,000	733
Holding & Other Investment Offices (0.6%)
Apartment Investment & Management Co.-Class A	6,500	305
Brandywine Realty Trust REIT	2,100	67
Host Marriott Corp. REIT †	37,700	807
Mack-Cali Realty Corp. REIT	2,800	134
Hotels & Other Lodging Places (0.2%)
Hilton Hotels Corp.	10,400	265
Starwood Hotels & Resorts Worldwide, Inc.	1,000	68
Industrial Machinery & Equipment (1.7%)
AGCO Corp. ‡ †	2,500	52
Baker Hughes, Inc.	4,900	335
Deere & Co.	8,200	648
Eaton Corp.	17,500	1,277
Illinois Tool Works, Inc.	3,900	376

Ingersoll-Rand Co.-Class A	8,000	$334
SPX Corp.	6,300	337
Instruments & Related Products (1.1%)
Bausch & Lomb, Inc. †	10,300	656
Cooper Cos. (The), Inc. †	4,000	216
Danaher Corp.	10,500	667
Raytheon Co.	13,000	596
Insurance (5.4%)
Aetna, Inc.	38,200	1,877
AFLAC, Inc.	3,400	153
AMBAC Financial Group, Inc.	22,300	1,775
American International Group, Inc.	14,800	978
Assurant, Inc. †	17,100	842
Cigna Corp.	700	91
MBIA, Inc. †	13,800	830
UnitedHealth Group, Inc.	17,100	955
W.R. Berkley Corp.	13,300	772
WellPoint, Inc. ‡	29,800	2,307
XL Capital, Ltd.-Class A †	4,300	276
Insurance Agents, Brokers & Service (0.9%)
Hartford Financial Services Group, Inc. (The)	22,200	1,788
Leather & Leather Products (0.1%)
Coach, Inc. ‡	6,500	225
Life Insurance (0.9%)
Genworth Financial, Inc.-Class A	41,300	1,381
Lincoln National Corp.	5,500	300
Metlife, Inc.	600	29
Protective Life Corp.	1,300	65
Torchmark Corp.	1,800	103
Lumber & Other Building Materials (1.9%)
Home Depot, Inc. (The)	48,800	2,064
Lowe’s Cos., Inc.	27,200	1,753
Medical Instruments & Supplies (1.7%)
Baxter International, Inc.	31,200	1,211
Boston Scientific Corp. ‡ †	31,700	731
Guidant Corp.	600	47
Medtronic, Inc.	8,800	447
St. Jude Medical, Inc. ‡	16,800	689
Zimmer Holdings, Inc. ‡	4,300	291
Mortgage Bankers & Brokers (0.4%)
Countrywide Financial Corp.	21,400	785
Motion Pictures (0.9%)
News Corp., Inc.-Class A	110,500	1,835
Time Warner, Inc.	700	12
Oil & Gas Extraction (3.3%)
Anadarko Petroleum Corp.	12,300	1,242
Apache Corp.	7,000	459
Burlington Resources, Inc.	2,900	267
Devon Energy Corp.	100	6

EOG Resources, Inc. †	12,700	$914
Halliburton Co.	9,300	679
Kerr-McGee Corp.	800	76
Occidental Petroleum Corp.	18,400	1,705
Rowan Cos., Inc.	5,100	224
Schlumberger, Ltd.	1,800	228
Weatherford International, Ltd. ‡	11,100	508
XTO Energy, Inc.	8,400	366
Paper & Allied Products (0.6%)
Kimberly-Clark Corp.	11,700	676
Smurfit-Stone Container Corp. ‡	33,400	453
Personal Credit Institutions (0.2%)
Capital One Financial Corp.	4,700	378
Petroleum Refining (5.8%)
Chevron Corp.	34,200	1,983
ConocoPhillips †	29,100	1,838
Exxon Mobil Corp.	109,800	6,682
Valero Energy Corp.	20,200	1,208
Pharmaceuticals (7.9%)
Abbott Laboratories	37,200	1,580
Amgen, Inc. ‡	31,800	2,313
Barr Pharmaceuticals, Inc. ‡	4,200	265
Charles River Laboratories International, Inc. ‡	7,200	353
Gilead Sciences, Inc. ‡	4,400	274
Johnson & Johnson	37,500	2,221
Lilly (Eli) & Co.	38,200	2,112
McKesson Corp.	5,800	302
Medco Health Solutions, Inc. ‡	5,000	286
Medicis Pharmaceutical Corp.-Class A †	6,100	199
MedImmune, Inc. ‡	4,300	157
Merck & Co., Inc.	1,800	63
OSI Pharmaceuticals, Inc. ‡ †	8,800	283
Pfizer, Inc.	69,800	1,739
Sepracor, Inc. ‡ †	24,500	1,196
Watson Pharmaceuticals, Inc. ‡ †	1,800	52
Wyeth	55,200	2,678
Primary Metal Industries (0.9%)
Alcoa, Inc.	34,500	1,054
United States Steel Corp. †	11,700	710
Printing & Publishing (2.2%)
CBS Corp.-Class B	49,700	1,192
Gannett Co., Inc. †	38,100	2,283
Scripps (E.W.) Co. (The)	23,200	1,037
Radio & Television Broadcasting (0.9%)
Viacom, Inc.-Class B ‡	45,500	1,765
Railroads (1.8%)
CSX Corp.	23,700	1,417
Norfolk Southern Corp.	39,700	2,147

Regional Mall (0.1%)
Mills Corp. (The) REIT †	1,000	$28
Simon Property Group, Inc. †	2,400	202
Residential Building Construction (0.3%)
Lennar Corp.-Class A †	10,600	640
Restaurants (0.3%)
McDonald’s Corp.	18,400	632
Yum! Brands, Inc.	1,300	64
Retail Trade (0.4%)
Staples, Inc.	34,700	886
Rubber & Misc. Plastic Products (0.7%)
NIKE, Inc.-Class B	17,400	1,481
Savings Institutions (0.5%)
Washington Mutual, Inc.	23,300	993
Security & Commodity Brokers (3.7%)
American Express Co.	19,200	1,009
Ameriprise Financial, Inc.	5,300	239
E*TRADE Financial Corp. ‡	2,700	73
Goldman Sachs Group, Inc. (The)	19,500	3,061
Merrill Lynch & Co., Inc.	7,800	614
Morgan Stanley	39,500	2,481
Telecommunications (3.2%)
AT&T, Inc.	85,600	2,315
Sprint Nextel Corp.	30,300	783
Verizon Communications, Inc.	99,500	3,389
Textile Mill Products (0.3%)
Mohawk Industries, Inc. ‡	7,600	613
Toys, Games & Hobbies (0.0%)
Mattel, Inc.	300	5
Variety Stores (1.4%)
Dollar General Corp.	12,900	228
Family Dollar Stores, Inc.	3,300	88
Target Corp.	27,700	1,441
Wal-Mart Stores, Inc.	21,200	1,002
Warehouse (0.1%)
Prologis	2,000	107
Water Transportation (0.5%)
Carnival Corp.	19,800	938
Wholesale Trade Nondurable Goods (0.5%)
SYSCO Corp.	32,100	1,029
Total Common Stocks (cost: $173,362)		200,881

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.4%)
U.S. Treasury Bill
4.57%, due 06/22/2006	$881	$872
Total Short-Term U.S. Government Obligations (cost: $872)		872

SECURITY LENDING COLLATERAL (7.0%)
Debt (5.9%)
Bank Notes (0.2%)
Bank of America
4.77%, due 05/16/2006 *	$222	$222
4.81%, due 08/10/2006 *	182	182
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	198	198
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	396	396
Rabobank Nederland
5.01%, due 05/31/2006 *	198	198
Commercial Paper (1.0%)
Danske Corp.
4.75%, due 04/07/2006	236	236
4.79%, due 04/07/2006	396	396
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	198	198
Grampian Funding LLC-144A
4.60%, due 04/03/2006	157	157
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	156	156
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	198	198
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	198	198
4.77%, due 04/25/2006	198	198
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	158	158
Euro Dollar Overnight (0.3%)
Royal Bank of Scotland
4.69%, due 04/04/2006	396	396
4.78%, due 04/06/2006	158	158
Svenska Handlesbanken
4.85%, due 04/03/2006	86	86
Euro Dollar Terms (2.3%)
Bank of Nova Scotia
4.79%, due 05/10/2006	396	396
Barclays
4.68%, due 04/28/2006	198	198
4.79%, due 05/10/2006	594	594
4.77%, due 05/16/2006	79	79
Calyon
4.75%, due 04/12/2006	317	317
4.74%, due 05/09/2006	198	198
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	158	158
4.70%, due 05/02/2006	237	237
4.73%, due 05/08/2006	277	277

Fortis Bank
4.75%, due 04/24/2006	$396	$396
Royal Bank of Canada
4.77%, due 05/01/2006	158	158
Royal Bank of Scotland
4.75%, due 04/28/2006	158	158
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	278	278
Societe Generale
4.78%, due 05/04/2006	593	593
4.79%, due 05/10/2006	396	396
Toronto Dominion Bank
4.72%, due 04/18/2006	197	197
Repurchase Agreements (1.7%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $373 on 04/03/2006	373	373
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $1,292 on 04/03/2006	1,291	1,291
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $18 on 04/03/2006	17	17
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $1,476 on 04/03/2006	1,476	1,476
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $147 on 04/03/2006	147	147
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $170 on 04/03/2006	169	169

	Shares	Value
Investment Companies (1.1%)
American Beacon Fund
1-day yield of 4.64%	78,759	$79
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	1,103,536	1,104
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	221,671	222
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	36,000	36
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	855,701	856
Total Security Lending Collateral (cost: $14,131)		14,131
Total Investment Securities (cost: $188,523) #		$216,042

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)
S&P 500 Index	5	06/17/2006	$1,629	$(8)
			$1,629	$(8)

NOTES TO SCHEDULE OF INVESTMENTS:

d

At March 31, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at March 31, 2006 is $158.

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $13,676.
☐	Value is less than $1.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $3,534, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
m	Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.
#

Aggregate cost for Federal income tax purposes is $191,320. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $29,273 and $4,551, respectively. Net unrealized appreciation for tax purposes is $24,722.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated  $1,263 or 0.6% of the net assets of the Fund.

REIT	Real Estate Investment Trust

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.3%)
Apparel & Accessory Stores (1.0%)
Limited Brands, Inc.	148,300	$3,627
Apparel Products (3.5%)
Columbia Sportswear Co. ‡ †	73,100	3,898
V.F. Corp.	147,900	8,416
Automotive (1.6%)
Genuine Parts Co.	70,500	3,090
Harsco Corp.	29,700	2,454
Automotive Dealers & Service Stations (2.7%)
AutoNation, Inc. ‡ †	133,200	2,870
AutoZone, Inc. ‡	65,900	6,570
Beverages (1.3%)
Brown-Forman Corp.-Class B	21,100	1,624
Constellation Brands, Inc.-Class A ‡	115,000	2,881
Business Services (1.4%)
Clear Channel Communications, Inc.	87,500	2,538
Clear Channel Outdoor Holdings, Inc.-Class A ‡	104,000	2,439
Chemicals & Allied Products (4.5%)
Albemarle Corp. †	97,050	4,401
Clorox Co.	66,900	4,004
Lauder (Estee) Cos., Inc. (The)-Class A	79,300	2,949
PPG Industries, Inc.	67,700	4,289
Commercial Banks (7.8%)
Cullen/Frost Bankers, Inc.	65,100	3,499
M&T Bank Corp.	61,000	6,963
North Fork Bancorp, Inc.	211,550	6,099
Northern Trust Corp.	48,500	2,546
TCF Financial Corp.	106,500	2,742
Wilmington Trust Corp.	75,800	3,286
Zions Bancorp	26,100	2,159
Communication (0.7%)
Cablevision Systems Corp.-Class A ‡	93,200	2,488
Computer & Data Processing Services (3.3%)
Affiliated Computer Services, Inc.-Class A ‡	42,800	2,553
CA, Inc. †	131,500	3,578
Interactive Data Corp. ‡	87,000	2,045
NCR Corp. ‡	78,100	3,264
Computer & Office Equipment (1.0%)
Pitney Bowes, Inc.	76,900	3,301

Department Stores (2.0%)
Federated Department Stores, Inc.	46,711	$3,410
TJX Cos., Inc.	144,700	3,591
Electric Services (6.0%)
American Electric Power Co., Inc.	87,800	2,987
DPL, Inc.	119,200	3,218
Energy East Corp.	106,900	2,598
FirstEnergy Corp.	39,900	1,951
PPL Corp.	134,400	3,951
SCANA Corp.	82,600	3,241
Westar Energy, Inc.	147,200	3,063
Electric, Gas & Sanitary Services (0.8%)
PG&E Corp.	73,900	2,875
Electrical Goods (1.3%)
Carlisle Cos., Inc. †	55,400	4,532
Electronic & Other Electric Equipment (2.3%)
Ametek, Inc.	80,400	3,615
Cooper Industries, Ltd.-Class A	51,400	4,467
Electronic Components & Accessories (0.7%)
Amphenol Corp.-Class A	47,800	2,494
Environmental Services (1.0%)
Republic Services, Inc.	79,700	3,388
Fabricated Metal Products (1.9%)
Crane Co.	82,100	3,367
Fortune Brands, Inc.	40,500	3,266
Food & Kindred Products (0.7%)
Del Monte Foods Co.	211,600	2,510
Furniture & Home Furnishings Stores (0.5%)
Tuesday Morning Corp. †	73,800	1,704
Gas Production & Distribution (6.0%)
AGL Resources, Inc.	96,100	3,464
Energen Corp.	80,900	2,832
Kinder Morgan, Inc.	65,500	6,025
Questar Corp.	36,700	2,571
UGI Corp.	113,800	2,398
Williams Cos., Inc. (The)	164,500	3,519
Health Services (4.5%)
Community Health Systems, Inc. ‡	55,700	2,014
Coventry Health Care, Inc. ‡	115,850	6,254
Manor Care, Inc.	47,800	2,120
Omnicare, Inc. †	45,600	2,508
Quest Diagnostics, Inc.	52,200	2,678
Holding & Other Investment Offices (2.7%)
Istar Financial Inc. REIT	61,800	2,366
Rayonier, Inc.	62,200	2,836
Vornado Realty Trust REIT	45,600	4,378

Hotels & Other Lodging Places (1.5%)
Hilton Hotels Corp.	200,100	$5,095
Industrial Machinery & Equipment (1.0%)
American Standard Cos., Inc.	84,700	3,630
Insurance (8.6%)
Assurant, Inc. †	171,800	8,461
Cincinnati Financial Corp.	81,725	3,438
IPC Holdings, Ltd.	88,100	2,471
MGIC Investment Corp. †	60,100	4,005
Old Republic International Corp.	251,625	5,490
Principal Financial Group	54,800	2,674
SAFECO Corp.	68,800	3,454
Life Insurance (0.8%)
Genworth Financial, Inc.-Class A	85,100	2,845
Metal Cans & Shipping Containers (1.1%)
Ball Corp.	89,600	3,927
Mining (1.5%)
Vulcan Materials Co.	61,800	5,355
Oil & Gas Extraction (1.7%)
Devon Energy Corp.	98,300	6,013
Paper & Allied Products (0.8%)
MeadWestvaco Corp.	105,500	2,881
Petroleum Refining (1.9%)
Ashland, Inc.	56,800	4,037
Marathon Oil Corp.	34,560	2,632
Pharmaceuticals (1.6%)
Henry Schein, Inc. ‡	47,673	2,282
Sigma-Aldrich Corp. †	49,700	3,270
Printing & Publishing (2.8%)
Gannett Co., Inc. †	50,500	3,026
Knight-Ridder, Inc.	33,400	2,111
McClatchy Co.-Class A †	35,700	1,744
Washington Post-Class B	3,520	2,734
Railroads (0.8%)
Norfolk Southern Corp.	51,100	2,763
Real Estate (1.8%)
Brookfield Properties Co. †	112,350	3,837
Forest City Enterprises, Inc.-Class A	55,300	2,607
Residential Building Construction (0.5%)
Walter Industries, Inc.	26,200	1,745
Restaurants (2.2%)
Applebees International, Inc. †	126,700	3,111
Outback Steakhouse, Inc.	102,600	4,514
Retail Trade (0.8%)
Tiffany & Co.	72,000	2,703

Savings Institutions (2.5%)
Golden West Financial Corp.	83,900	$5,697
Webster Financial Corp.	59,700	2,893
Security & Commodity Brokers (1.4%)
E*TRADE Financial Corp. ‡	82,700	2,231
T. Rowe Price Group, Inc.	35,300	2,761
Telecommunications (4.2%)
ALLTEL Corp. †	97,900	6,339
CenturyTel, Inc.	135,000	5,281
Telephone & Data Systems, Inc. †	81,000	3,058
Variety Stores (0.8%)
Family Dollar Stores, Inc.	107,200	2,852
Wholesale Trade Nondurable Goods (0.8%)
Dean Foods Co. ‡	73,200	2,842
Total Common Stocks (cost: $309,507)		343,573

	Principal	Value
SECURITY LENDING COLLATERAL (12.8%)
Debt (10.7%)
Bank Notes (0.4%)
Bank of America
4.77%, due 05/16/2006 *	$701	$701
4.81%, due 08/10/2006 *	575	575
Certificates Of Deposit (0.7%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	625	625
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	1,251	1,251
Rabobank Nederland
5.01%, due 05/31/2006 *	625	625
Commercial Paper (1.7%)
Danske Corp.
4.75%, due 04/07/2006	746	746
4.79%, due 04/07/2006	1,251	1,251
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	625	625
Grampian Funding LLC-144A
4.60%, due 04/03/2006	495	495
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	495	495
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	626	626
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	626	626
4.77%, due 04/25/2006	626	626
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	500	500

Euro Dollar Overnight (0.6%)
Royal Bank of Scotland
4.69%, due 04/04/2006	$1,251	$1,251
4.78%, due 04/06/2006	500	500
Svenska Handlesbanken
4.85%, due 04/03/2006	271	271
Euro Dollar Terms (4.2%)
Bank of Nova Scotia
4.79%, due 05/10/2006	1,251	1,251
Barclays
4.68%, due 04/28/2006	626	626
4.79%, due 05/10/2006	1,877	1,877
4.77%, due 05/16/2006	250	250
Calyon
4.75%, due 04/12/2006	1,001	1,001
4.74%, due 05/09/2006	626	626
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	500	500
4.70%, due 05/02/2006	751	751
4.73%, due 05/08/2006	876	876
Fortis Bank
4.75%, due 04/24/2006	1,251	1,251
Royal Bank of Canada
4.77%, due 05/01/2006	500	500
Royal Bank of Scotland
4.75%, due 04/28/2006	500	500
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	876	876
Societe Generale
4.78%, due 05/04/2006	1,877	1,877
4.79%, due 05/10/2006	1,251	1,251
Toronto Dominion Bank
4.72%, due 04/18/2006	626	626
Repurchase Agreements (3.1%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $1,180 on 04/03/2006	1,179	1,179
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $4,082 on 04/03/2006	4,080	4,080
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $56 on 04/03/2006	56	56
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $4,667 on 04/03/2006	4,665	4,665
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $536 on 04/03/2006	536	536
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $465 on 04/03/2006	464	464

	Shares	Value
Investment Companies (2.1%)
American Beacon Fund
1-day yield of 4.64%	248,911	$249
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	3,487,632	3,488
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	700,574	701
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	112,279	112
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	2,704,373	2,704
Total Security Lending Collateral (cost: $44,662)		44,662
Total Investment Securities (cost: $354,169) #		$388,235

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $43,192.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $11,169, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $355,150. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $38,460 and $5,375, respectively. Net unrealized appreciation for tax purposes is $33,085.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $3,993 or 1.1% of the net assets of the Fund.

REIT	Real Estate Investment Trust

Marsico Growth

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.6%)
Aerospace (4.3%)
General Dynamics Corp.	76,204	$4,876
Lockheed Martin Corp.	29,219	2,195
United Technologies Corp.	36,694	2,127
Air Transportation (5.1%)
FedEx Corp.	96,255	10,871
Amusement & Recreation Services (0.5%)
Station Casinos, Inc.	12,524	994
Automotive (0.7%)
Toyota Motor Corp., ADR	12,756	1,389
Beverages (0.5%)
PepsiCo, Inc.	19,850	1,147
Chemicals & Allied Products (4.4%)
Monsanto Co.	8,340	707
Procter & Gamble Co.	148,876	8,578
Commercial Banks (4.0%)
UBS AG-Registered †	76,412	8,403
Communications Equipment (6.0%)
Motorola, Inc.	252,584	5,787
QUALCOMM, Inc.	134,360	6,800
Computer & Office Equipment (0.9%)
Cisco Systems, Inc. ‡	88,100	1,909
Construction (1.5%)
KB Home	48,903	3,178
Drug Stores & Proprietary Stores (1.3%)
CVS Corp.	47,021	1,404
Walgreen Co.	32,742	1,412
Food & Kindred Products (0.1%)
Archer-Daniels-Midland Co.	4,338	146
Health Services (0.6%)
Quest Diagnostics, Inc.	24,958	1,280
Hotels & Other Lodging Places (5.2%)
Las Vegas Sands Corp. ‡	60,373	3,421
MGM Mirage, Inc. ‡	133,331	5,745
Wynn Resorts, Ltd. † ‡	24,319	1,869
Industrial Machinery & Equipment (3.7%)
Caterpillar, Inc.	88,389	6,347
Deere & Co.	17,750	1,403

Insurance (7.7%)
Progressive Corp. (The)	19,150	$1,997
UnitedHealth Group, Inc.	256,436	14,324
Leather & Leather Products (0.7%)
Coach, Inc. ‡	43,495	1,504
Life Insurance (0.1%)
Genworth Financial, Inc.-Class A	4,479	150
Lumber & Other Building Materials (6.7%)
Home Depot, Inc. (The)	108,443	4,587
Lowe’s Cos., Inc.	149,127	9,610
Medical Instruments & Supplies (3.5%)
Medtronic, Inc.	84,232	4,275
Zimmer Holdings, Inc. ‡	47,192	3,190
Metal Mining (0.9%)
Cia Vale do Rio Doce, ADR	41,044	1,992
Mining (0.7%)
Peabody Energy Corp.	29,886	1,507
Oil & Gas Extraction (3.6%)
Halliburton Co. †	44,440	3,245
Schlumberger, Ltd.	34,066	4,312
Personal Credit Institutions (1.8%)
SLM Corp.	74,645	3,877
Pharmaceuticals (8.2%)
Amylin Pharmaceuticals, Inc. † ‡	65,739	3,218
Genentech, Inc. ‡	135,221	11,427
Genzyme Corp. ‡	39,820	2,677
Railroads (5.6%)
Burlington Northern Santa Fe Corp.	85,345	7,112
Union Pacific Corp.	50,100	4,677
Real Estate (0.7%)
St. Joe Co. (The) †	22,480	1,413
Residential Building Construction (2.0%)
Lennar Corp.-Class A	48,697	2,940
Toll Brothers, Inc. † ‡	36,629	1,268
Restaurants (3.9%)
Starbucks Corp. ‡	108,699	4,091
Yum! Brands, Inc.	83,235	4,067
Security & Commodity Brokers (8.8%)
Chicago Mercantile Exchange †	13,385	5,990
Goldman Sachs Group, Inc. (The)	27,738	4,354
Lehman Brothers Holdings, Inc.	57,118	8,255
Telecommunications (1.4%)
America Movil SA de CV-Class L, ADR	83,526	2,862
Variety Stores (1.5%)
Target Corp.	63,057	3,280
Total Common Stocks (cost: $156,225)		204,189

	Principal	Value
SHORT-TERM OBLIGATIONS (3.5%)
Repurchase Agreements (3.5%)
Investors Bank & Trust Co. 3.25%, dated 3/31/2006 to be repurchased at $7,403 on 04/03/2006 ¢ ˜	$7,401	$7,401
Total Short-Term Obligations (cost: $7,401)		7,401
SECURITY LENDING COLLATERAL (7.4%)
Debt (6.2%)
Bank Notes (0.2%)
Bank of America
4.77%, due 05/16/2006 *	247	247
4.81%, due 08/10/2006 *	203	203
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	220	220
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	441	441
Rabobank Nederland
5.01%, due 05/31/2006 *	220	220
Commercial Paper (1.0%)
Danske Corp.
4.75%, due 04/07/2006	263	263
4.79%, due 04/07/2006	441	441
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	220	220
Grampian Funding LLC-144A
4.60%, due 04/03/2006	174	174
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	174	174
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	220	220
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	220	220
4.77%, due 04/25/2006	220	220
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	176	176
Euro Dollar Overnight (0.3%)
Royal Bank of Scotland
4.69%, due 04/04/2006	441	441
4.78%, due 04/06/2006	176	176
Svenska Handlesbanken
4.85%, due 04/03/2006	96	96
Euro Dollar Terms (2.5%)
Bank of Nova Scotia
4.79%, due 05/10/2006	441	441
Barclays
4.68%, due 04/28/2006	220	220
4.79%, due 05/10/2006	661	661
4.77%, due 05/16/2006	88	88

Calyon
4.75%, due 04/12/2006	$353	$353
4.74%, due 05/09/2006	220	220
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	176	176
4.70%, due 05/02/2006	264	264
4.73%, due 05/08/2006	309	309
Fortis Bank
4.75%, due 04/24/2006	441	441
Royal Bank of Canada
4.77%, due 05/01/2006	176	176
Royal Bank of Scotland
4.75%, due 04/28/2006	176	176
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	309	309
Societe Generale
4.78%, due 05/04/2006	661	661
4.79%, due 05/10/2006	441	441
Toronto Dominion Bank
4.72%, due 04/18/2006	220	220
Repurchase Agreements (1.8%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $416 on 04/03/2006	415	415
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $1,438 on 04/03/2006	1,437	1,437
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $20 on 04/03/2006	20	20
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $1,644 on 04/03/2006	1,643	1,643
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $189 on 04/03/2006	189	189
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $164 on 04/03/2006	164	164

	Shares	Value
Investment Companies (1.2%)
American Beacon Fund
1-day yield of 4.64%	87,684	$88
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	1,228,591	1,229
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	246,792	247
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	39,553	40
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	952,671	953
Total Security Lending Collateral (cost: $15,733)		15,733
Total Investment Securities (cost: $179,359) #		$227,323

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $15,350.

‡	Non-income producing.
¢

At March 31, 2006, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 5.20%-7.88% and 09/25/2016-01/15/2028, respectively, and with a market value plus accrued interest of $7,771.

*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $3,934, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
˜	Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $179,419. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $48,882 and $978, respectively. Net unrealized appreciation for tax purposes is $47,904.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated  $1,404 or 0.7% of the net assets of the Fund.

ADR	American Depositary Receipt

Mercury Large Cap Value

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.2%)
Aerospace (2.3%)
Lockheed Martin Corp.	111,000	$8,339
Northrop Grumman Corp.	202,000	13,795
Amusement & Recreation Services (1.6%)
Disney (Walt) Co. (The)	567,000	15,814
Apparel & Accessory Stores (0.8%)
Nordstrom, Inc.	205,000	8,032
Automotive (0.4%)
Ford Motor Co. †	508,000	4,044
Business Credit Institutions (0.5%)
CIT Group, Inc.	92,000	4,924
Chemicals & Allied Products (1.3%)
Eastman Chemical Co.	161,000	8,240
Lyondell Chemical Co. †	90,000	1,791
Monsanto Co.	26,000	2,203
Tronox, Inc.-Class B ‡	22,382	380
Commercial Banks (6.6%)
Bank of America Corp.	272,000	12,387
Citigroup, Inc.	360,000	17,003
JP Morgan Chase & Co.	752,000	31,313
State Street Corp.	58,000	3,505
Communications Equipment (1.3%)
Avaya, Inc. ‡	95,000	1,074
Motorola, Inc.	521,000	11,936
Computer & Data Processing Services (6.4%)
Autodesk, Inc. ‡	176,000	6,780
BMC Software, Inc. ‡	349,000	7,559
Checkfree Corp. ‡	143,000	7,222
Computer Sciences Corp. ‡	210,000	11,666
Compuware Corp. ‡	975,000	7,634
McAfee, Inc. ‡	242,000	5,888
NCR Corp. ‡	163,000	6,812
Novell, Inc. ‡	212,000	1,628
Sabre Holdings Corp. †	237,000	5,577
Sybase, Inc. ‡	70,000	1,478
Computer & Office Equipment (3.1%)
Apple Computer, Inc. ‡	107,000	6,711
Hewlett-Packard Co.	717,000	23,589
Department Stores (1.1%)
JC Penney Co., Inc.	182,000	10,995

Electric Services (1.3%)
CMS Energy Corp. ‡	236,000	$3,056
Edison International	238,000	9,801
Electronic Components & Accessories (2.6%)
Advanced Micro Devices, Inc. ‡	299,000	9,915
Intersil Corp.-Class A	108,000	3,123
QLogic Corp. ‡	380,000	7,353
Solectron Corp. ‡	1,255,000	5,020
Food & Kindred Products (0.6%)
Archer-Daniels-Midland Co.	169,000	5,687
Health Services (1.4%)
Caremark Rx, Inc. ‡	166,000	8,164
HCA, Inc.	124,000	5,678
Industrial Machinery & Equipment (0.1%)
SPX Corp.	8,000	427
Instruments & Related Products (3.3%)
Agilent Technologies, Inc. ‡	264,000	9,913
PerkinElmer, Inc.	72,000	1,690
Raytheon Co.	272,000	12,468
Rockwell Automation, Inc.	111,000	7,982
Insurance (9.4%)
Aetna, Inc.	202,000	9,926
Cigna Corp.	91,000	11,886
Cincinnati Financial Corp.	68,000	2,861
MGIC Investment Corp. †	163,000	10,861
PMI Group, Inc. (The) †	103,000	4,730
Principal Financial Group	235,000	11,468
SAFECO Corp.	157,000	7,883
St. Paul Travelers Cos., Inc. (The)	152,000	6,352
UnumProvident Corp. †	423,000	8,663
W.R. Berkley Corp.	60,000	3,484
WellPoint, Inc. ‡	165,000	12,776
Insurance Agents, Brokers & Service (3.2%)
AON Corp.	278,000	11,540
Hartford Financial Services Group, Inc. (The)	134,000	10,794
Humana, Inc. ‡	169,000	8,898
Iron & Steel Foundries (0.2%)
Precision Castparts Corp.	30,000	1,782
Life Insurance (3.7%)
Lincoln National Corp.	200,000	10,918
Metlife, Inc.	217,000	10,496
Prudential Financial, Inc.	194,000	14,707
Management Services (0.1%)
Hewitt Associates, Inc.-Class A ‡	42,000	1,249
Medical Instruments & Supplies (0.5%)
Becton Dickinson & Co.	71,000	4,372
Metal Mining (1.1%)
Phelps Dodge Corp.	126,000	10,147

Mortgage Bankers & Brokers (1.1%)
Countrywide Financial Corp.	282,000	$10,349
Oil & Gas Extraction (8.0%)
Anadarko Petroleum Corp.	133,000	13,434
Apache Corp.	162,000	10,613
Burlington Resources, Inc.	152,000	13,970
Devon Energy Corp.	230,000	14,069
Kerr-McGee Corp.	111,000	10,598
Occidental Petroleum Corp.	166,000	15,380
Paper & Allied Products (0.3%)
MeadWestvaco Corp. †	114,000	3,113
Petroleum Refining (15.7%)
Amerada Hess Corp. †	79,000	11,250
Chevron Corp.	101,369	5,876
ConocoPhillips †	343,000	21,660
Exxon Mobil Corp.	1,077,000	65,546
Marathon Oil Corp.	189,000	14,396
Sunoco, Inc.	130,000	10,084
Tesoro Corp.	137,000	9,363
Valero Energy Corp.	240,000	14,347
Pharmaceuticals (7.5%)
AmerisourceBergen Corp.	234,000	11,295
Cardinal Health, Inc. †	31,000	2,310
Merck & Co., Inc.	521,000	18,355
Pfizer, Inc.	1,288,000	32,097
Watson Pharmaceuticals, Inc. † ‡	286,000	8,220
Primary Metal Industries (1.3%)
Nucor Corp.	122,000	12,784
Radio, Television & Computer Stores (1.0%)
Circuit City Stores, Inc.	381,000	9,327
Railroads (1.3%)
Norfolk Southern Corp.	235,000	12,706
Residential Building Construction (1.2%)
Beazer Homes USA, Inc. †	135,000	8,870
Ryland Group, Inc.	42,000	2,915
Retail Trade (0.6%)
Dollar Tree Stores, Inc. ‡	85,000	2,352
Tiffany & Co.	88,000	3,304
Security & Commodity Brokers (6.5%)
E*TRADE Financial Corp. ‡	360,000	9,713
Goldman Sachs Group, Inc. (The)	119,000	18,678
Lehman Brothers Holdings, Inc.	109,000	15,754
Morgan Stanley	303,000	19,034
Telecommunications (1.8%)
Citizens Communications Co.	441,000	5,852
Qwest Communications International † ‡	1,690,000	11,492
Total Common Stocks (cost: $783,720)		963,495

	Principal	Value
SECURITY LENDING COLLATERAL (6.9%)
Debt (5.8%)
Bank Notes (0.2%)
Bank of America
4.77%, due 05/16/2006 *	$1,052	$1,052
4.81%, due 08/10/2006 *	864	864
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	939	939
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	1,879	1,879
Rabobank Nederland
5.01%, due 05/31/2006 *	939	939
Commercial Paper (0.9%)
Danske Corp.
4.75%, due 04/07/2006	1,120	1,120
4.79%, due 04/07/2006	1,879	1,879
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	939	939
Grampian Funding LLC-144A
4.60%, due 04/03/2006	744	744
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	743	743
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	940	940
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	940	940
4.77%, due 04/25/2006	940	940
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	752	752
Euro Dollar Overnight (0.3%)
Royal Bank of Scotland
4.69%, due 04/04/2006	1,879	1,879
4.78%, due 04/06/2006	752	752
Svenska Handlesbanken
4.85%, due 04/03/2006	407	407
Euro Dollar Terms (2.3%)
Bank of Nova Scotia
4.79%, due 05/10/2006	1,879	1,879
Barclays
4.68%, due 04/28/2006	940	940
4.79%, due 05/10/2006	2,819	2,819
4.77%, due 05/16/2006	376	376
Calyon
4.75%, due 04/12/2006	1,503	1,503
4.74%, due 05/09/2006	940	940
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	752	752
4.70%, due 05/02/2006	1,127	1,127
4.73%, due 05/08/2006	1,315	1,315

Fortis Bank
4.75%, due 04/24/2006	$1,879	$1,879
Royal Bank of Canada
4.77%, due 05/01/2006	752	752
Royal Bank of Scotland
4.75%, due 04/28/2006	752	752
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	1,315	1,315
Societe Generale
4.78%, due 05/04/2006	2,819	2,819
4.79%, due 05/10/2006	1,879	1,879
Toronto Dominion Bank
4.72%, due 04/18/2006	940	940
Repurchase Agreements (1.7%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $1,772 on 04/03/2006	1,771	1,771
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $6,131 on 04/03/2006	6,129	6,129
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $84 on 04/03/2006	84	84
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $7,010 on 04/03/2006	7,007	7,007
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $806 on 04/03/2006	805	805
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $698 on 04/03/2006	698	698

	Shares	Value
Investment Companies (1.1%)
American Beacon Fund
1-day yield of 4.64%	373,883	$374
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	5,238,672	5,239
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	1,052,312	1,052
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	168,652	169
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	4,062,160	4,062
Total Security Lending Collateral (cost: $67,085)		67,085
Total Investment Securities (cost: $850,805) #		$1,030,580

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $64,746.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $16,776, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $850,891. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $194,390 and $14,701, respectively. Net unrealized appreciation for tax purposes is $179,689.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $5,998 or 0.6% of the net assets of the Fund.

MFS High Yield

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
Argentine Republic
4.89%, due 08/03/2012 *	$530	$433
Republic of Brazil
8.00%, due 01/15/2018	388	421
8.88%, due 10/14/2019	187	216
Russian Federation
12.75%, due 06/24/2028	190	339
Total Foreign Government Obligations (cost: $1,352)		1,409
MORTGAGE-BACKED SECURITIES (2.3%)
Arcap REIT, Inc.-144A
6.10%, due 09/21/2045 §	1,515	1,331
Asset Securitization Corp.
7.44%, due 11/13/2029 *	3,570	3,720
CS First Boston Mortgage Securities Corp.-144A
6.75%, due 11/11/2030	1,115	1,163
First Union National Bank Commercial Mortgage
6.75%, due 10/15/2032	1,305	1,329
GMAC Commercial Mortgage Securities, Inc.-144A
7.66%, due 04/15/2034 *	1,278	1,384
Morgan Stanley Capital I-144A
1.42%, due 04/28/2039 *	10,481	737
Total Mortgage-Backed Securities (cost: $9,226)		9,664
ASSET-BACKED SECURITIES (0.7%)
Crest, Ltd.
7.00%, due 01/28/2040	1,422	1,293
CW Capital Cobalt, Ltd., Series 2005-1A, Class F2 -144A
6.23%, due 05/25/2045	1,112	1,088
Falcon Franchise Loan LLC-144A
3.38%, due 01/05/2025 * (a) §	3,733	608
Total Asset-Backed Securities (cost: $3,085)		2,989
CORPORATE DEBT SECURITIES (90.9%)
Aerospace (1.0%)
Argo-Tech Corp.
9.25%, due 06/01/2011	1,570	1,656
DRS Technologies, Inc.
7.63%, due 02/01/2018 †	2,495	2,570
Agriculture (0.4%)
Michael Foods, Inc.
8.00%, due 11/15/2013	1,630	1,661

Air Transportation (0.8%)
Continental Airlines, Inc.
6.90%, due 01/02/2017	$583	$548
6.75%, due 03/15/2017	476	441
6.80%, due 08/02/2018	897	851
7.57%, due 03/15/2020	1,591	1,506
Amusement & Recreation Services (2.0%)
Boyd Gaming Corp.
6.75%, due 04/15/2014	1,860	1,855
Caesars Entertainment, Inc.
8.88%, due 09/15/2008	495	530
8.13%, due 05/15/2011	1,960	2,131
Greektown Holdings-144A
10.75%, due 12/01/2013	1,465	1,509
Pinnacle Entertainment, Inc.
8.25%, due 03/15/2012	250	262
Six Flags, Inc.
9.75%, due 04/15/2013	2,345	2,363
Apparel Products (0.3%)
Levi Strauss & Co.
12.25%, due 12/15/2012	855	971
9.75%, due 01/15/2015	260	274
Automotive (4.1%)
General Motors Acceptance Corp.
6.13%, due 01/22/2008	2,695	2,563
5.85%, due 01/14/2009	952	890
6.75%, due 12/01/2014 †	6,101	5,492
8.00%, due 11/01/2031 †	5,362	5,068
Lear Corp.
8.11%, due 05/15/2009 †	3,590	3,339
Business Credit Institutions (0.6%)
Ford Motor Credit Co.
7.00%, due 10/01/2013 †	1,491	1,334
Qwest Capital Funding, Inc.
7.25%, due 02/15/2011 †	1,145	1,161
Business Services (2.1%)
Amsted Industries, Inc.-144A
10.25%, due 10/15/2011 §	1,030	1,136
Hertz Corp.-144A
8.88%, due 01/01/2014	910	944
Iron Mountain, Inc.
8.63%, due 04/01/2013	740	770
7.75%, due 01/15/2015	480	484
KI Holdings, Inc.
0.00%, due 11/15/2014 (b)	2,279	1,652
Lamar Media Corp.
7.25%, due 01/01/2013	905	928
6.63%, due 08/15/2015	195	194
Samsonite Corp.
8.88%, due 06/01/2011	1,075	1,137

Transdigm, Inc.
8.38%, due 07/15/2011	$1,580	$1,651
Chemicals & Allied Products (4.5%)
Arco Chemical Co.
9.80%, due 02/01/2020	230	251
Equistar Chemicals, LP/Equistar Funding Corp.
10.13%, due 09/01/2008	815	866
10.63%, due 05/01/2011	860	931
Huntsman International LLC
10.13%, due 07/01/2009	1,118	1,146
Huntsman International LLC-144A
8.13%, due 01/01/2015 †	1,675	1,692
JohnsonDiversey Holdings, Inc.
0.00%, due 05/15/2013 (c)	2,036	1,761
JohnsonDiversey, Inc.
9.63%, due 05/15/2012	3,020	3,099
Kronos International, Inc.
8.88%, due 06/30/2009	EUR 100	126
Lyondell Chemical Co.
9.50%, due 12/15/2008	207	215
11.13%, due 07/15/2012	1,985	2,179
Nalco Co.
7.75%, due 11/15/2011	1,335	1,352
8.88%, due 11/15/2013	2,710	2,818
Resolution Performance Products, Inc.
13.50%, due 11/15/2010	650	695
Revlon Consumer Products Corp.
9.50%, due 04/01/2011	2,205	2,106
Rockwood Specialties Group, Inc.
10.63%, due 05/15/2011	2	2
Communication (4.8%)
American Tower Corp.
7.13%, due 10/15/2012	820	853
Cablevision Systems Corp., Series B
8.00%, due 04/15/2012 †	930	907
CCH I Holdings LLC
9.92%, due 04/01/2014 †	1,234	623
CCH I LLC
11.00%, due 10/01/2015	4,760	3,957
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%, due 11/15/2013	950	924
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. -144A
8.38%, due 04/30/2014	930	928
CSC Holdings, Inc.
8.13%, due 07/15/2009	750	775
8.13%, due 08/15/2009	1,045	1,079
CSC Holdings, Inc.-144A
7.25%, due 04/15/2012	1,150	1,124
Echostar DBS Corp.
6.38%, due 10/01/2011	2,100	2,053

Frontiervision Holdings, LP
11.00%, due 10/15/2006 ø	$1,730	$2,457
Intelsat Subsidiary Holding Co., Ltd.
8.63%, due 01/15/2015	1,190	1,229
MediaCom LLC / Capital Corp.
9.50%, due 01/15/2013 †	1,315	1,302
PanAmSat Holding Corp.
0.00%, due 11/01/2014 (d)	3,400	2,448
Communications Equipment (1.6%)
American Towers, Inc.
7.25%, due 12/01/2011	935	975
L-3 Communications Corp.
6.13%, due 01/15/2014	1,335	1,298
5.88%, due 01/15/2015	1,000	952
Lucent Technologies, Inc.
5.50%, due 11/15/2008	220	218
6.45%, due 03/15/2029	580	523
Nortel Networks Corp.
6.88%, due 09/01/2023	1,040	952
Northern Telecom Capital
7.88%, due 06/15/2026	395	381
Zeus Special Subsidiary, Ltd.-144A
0.00%, due 02/01/2015 † (e)	2,485	1,721
Construction (0.5%)
WCI Communities, Inc.
7.88%, due 10/01/2013 †	2,000	1,915
6.63%, due 03/15/2015 †	460	407
Department Stores (0.8%)
Dollar General Corp.
8.63%, due 06/15/2010	1,305	1,403
Neiman-Marcus Group, Inc.-144A
9.00%, due 10/15/2015	1,250	1,322
10.38%, due 10/15/2015 †	745	792
Drug Stores & Proprietary Stores (0.6%)
Jean Coutu Group, Inc.
7.63%, due 08/01/2012	1,070	1,041
Rite Aid Corp.
8.13%, due 05/01/2010	1,330	1,358
Electric Services (5.8%)
AES Corp. (The)-144A
8.75%, due 05/15/2013	2,120	2,290
9.00%, due 05/15/2015	155	168
Allegheny Energy Supply Co. LLC-144A
8.25%, due 04/15/2012	1,700	1,864
Empresa Nacional de Electricidad SA
8.35%, due 08/01/2013	514	569
Enersis SA
7.38%, due 01/15/2014	511	535
FirstEnergy Corp.
6.45%, due 11/15/2011	636	658

Midwest Generation LLC
8.75%, due 05/01/2034	$2,190	$2,371
Mirant North America LLC-144A
7.38%, due 12/31/2013	2,115	2,157
Mission Energy Holding Co.
13.50%, due 07/15/2008 †	935	1,073
Nevada Power Co.
6.50%, due 04/15/2012	165	168
Nevada Power Co., Series L
5.88%, due 01/15/2015	1,140	1,119
NRG Energy, Inc.
7.38%, due 02/01/2016	4,330	4,422
Reliant Energy, Inc.
9.25%, due 07/15/2010	900	901
9.50%, due 07/15/2013	225	225
6.75%, due 12/15/2014	340	300
Sierra Pacific Power Co.
6.25%, due 04/15/2012	980	988
TXU Corp., Series P
5.55%, due 11/15/2014	5,335	4,990
Electronic Components & Accessories (0.5%)
Flextronics International, Ltd.
6.50%, due 05/15/2013	1,305	1,295
6.25%, due 11/15/2014	775	759
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
8.00%, due 12/15/2014 †	245	229
Food & Kindred Products (0.5%)
B&G Foods, Inc.
8.00%, due 10/01/2011	865	897
Hercules, Inc.
6.75%, due 10/15/2029	1,370	1,343
Food Stores (0.1%)
Jitney-Jungle Stores Of America
10.38%, due 09/15/2007 ø	10	—	☐
Pathmark Stores, Inc.
8.75%, due 02/01/2012	580	560
Gas Production & Distribution (3.5%)
ANR Pipeline Co.
9.63%, due 11/01/2021	960	1,176
Atlas Pipeline Partners, LP-144A
8.13%, due 12/15/2015	1,260	1,314
Colorado Interstate Gas Co.
5.95%, due 03/15/2015	1,075	1,032
Dynegy Holdings, Inc.-144A
8.38%, due 05/01/2016	845	841
El Paso Corp.
7.00%, due 05/15/2011 †	2,285	2,294
El Paso Natural Gas Co.
7.63%, due 08/01/2010	2,260	2,356

EL Paso Production Holding Co.
7.75%, due 06/01/2013	$1,970	$2,041
Gaz Capital for Gazprom-144A
8.63%, due 04/28/2034	340	417
Morgan Stanley Bank AG for OAO Gazprom, Reg S
9.63%, due 03/01/2013	360	426
Morgan Stanley Bank AG for OAO Gazprom-144A
9.63%, due 03/01/2013	920	1,088
Transcontinental Gas Pipe Line Corp., Series B
7.00%, due 08/15/2011	715	740
Williams Cos., Inc.
7.13%, due 09/01/2011	858	883
7.75%, due 06/15/2031	360	382
Health Services (4.3%)
Davita Inc.
6.63%, due 03/15/2013	1,140	1,137
7.25%, due 03/15/2015 †	1,320	1,327
Extendicare Health Services, Inc.
6.88%, due 05/01/2014	1,955	2,014
HCA, Inc.
7.88%, due 02/01/2011	2,130	2,242
6.38%, due 01/15/2015 †	3,715	3,616
Psychiatric Solutions, Inc.
7.75%, due 07/15/2015	1,150	1,170
Select Medical Corp.
7.63%, due 02/01/2015	2,395	2,161
Tenet Healthcare Corp.
9.88%, due 07/01/2014	1,855	1,878
Tenet Healthcare Corp.-144A
9.50%, due 02/01/2015	1,025	1,028
Triad Hospitals, Inc.
7.00%, due 11/15/2013	1,770	1,743
Holding & Other Investment Offices (1.7%)
Georgia Pacific Securities Corp. Loan Agreement
6.85%, due 01/30/2013	940	946
8.10%, due 01/30/2013	470	480
Healthsouth Corp. Loan Agreement
9.37%, due 02/02/2007	700	694
Nell AF Sarl-144A
8.38%, due 08/15/2015 †	3,089	3,066
NTL Holdings
10.46%, due 03/31/2007	400	402
Sungard Data Systems Inc.-144A
10.25%, due 08/15/2015	1,660	1,747
Hotels & Other Lodging Places (5.4%)
Host Marriott, LP
7.13%, due 11/01/2013	1,395	1,419
Host Marriott, LP REIT
6.38%, due 03/15/2015	1,110	1,092
Majestic Star Casino LLC/ Majestic Star Casino Capital Corp. II-144A
9.75%, due 01/15/2011	1,230	1,242

Mandalay Resort Group
9.38%, due 02/15/2010	$1,050	$1,139
MGM Mirage
8.50%, due 09/15/2010	765	819
8.38%, due 02/01/2011 †	2,815	2,970
5.88%, due 02/27/2014	1,020	961
MGM Mirage-144A
6.75%, due 04/01/2013	1,320	1,313
6.88%, due 04/01/2016	1,185	1,175
Pinnacle Entertainment, Inc.
8.75%, due 10/01/2013	2,130	2,295
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	2,660	2,893
Station Casinos, Inc.
6.50%, due 02/01/2014	1,250	1,236
6.88%, due 03/01/2016	150	151
Trump Entertainment Resorts, Inc.
8.50%, due 06/01/2015 †	3,000	2,917
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	1,645	1,598
Industrial Machinery & Equipment (2.3%)
Case Corp.
7.25%, due 01/15/2016	1,330	1,303
Case New Holland, Inc.
9.25%, due 08/01/2011	1,620	1,729
Case New Holland, Inc.-144A
7.13%, due 03/01/2014	2,165	2,138
Goodman Global Holding Co., Inc.
7.88%, due 12/15/2012	2,600	2,567
Terex Corp.
10.38%, due 04/01/2011	1,825	1,925
Instruments & Related Products (1.1%)
Fisher Scientific International, Inc.
6.13%, due 07/01/2015	1,035	1,010
Safilo Capital International SA-144A
9.63%, due 05/15/2013	EUR 761	1,035
Xerox Corp.
7.63%, due 06/15/2013	2,370	2,494
Insurance (0.4%)
UnumProvident Corp.
7.63%, due 03/01/2011	1,704	1,808
Insurance Agents, Brokers & Service (0.2%)
Marsh & McLennan Cos., Inc.
5.75%, due 09/15/2015	1,023	1,000
Lumber & Other Building Materials (0.3%)
Nortek, Inc.
8.50%, due 09/01/2014	1,325	1,348
Management Services (0.3%)
US Oncology, Inc.
10.75%, due 08/15/2014	1,130	1,235

Manufacturing Industries (0.7%)
Bombardier Recreational Products, Inc.
8.38%, due 12/15/2013	$1,075	$1,134
Steinway Musical Instruments-144A
7.00%, due 03/01/2014	1,765	1,765
Medical Instruments & Supplies (0.5%)
CDRV Investors, Inc.
0.00%, due 01/01/2015 (f)	3,180	2,162
Metal Cans & Shipping Containers (0.7%)
Crown Americas, Inc.-144A
7.75%, due 11/15/2015	2,790	2,895
Metal Mining (0.1%)
Freeport-McMoRan Copper & Gold, Inc.
6.88%, due 02/01/2014	193	193
Mining (0.8%)
Massey Energy Co.-144A
6.88%, due 12/15/2013	2,095	2,053
Peabody Energy Corp.
5.88%, due 04/15/2016	1,530	1,457
Mortgage Bankers & Brokers (2.0%)
Couche-Tard US LP/Couche-Tard Finance Corp.
7.50%, due 12/15/2013	1,885	1,932
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.
9.63%, due 06/15/2014	661	732
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series A
0.00%, due 10/01/2014 (g)	1,302	1,016
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series B
0.00%, due 10/01/2014 † (h)	3,426	2,655
Da-Lite Screen Co., Inc.
9.50%, due 05/15/2011	935	1,000
Milacron Escrow Corp.
11.50%, due 05/15/2011 †	1,395	1,276
Motion Pictures (1.2%)
AMC Entertainment, Inc.
9.50%, due 02/01/2011	1,496	1,455
AMC Entertainment, Inc.-144A
11.00%, due 02/01/2016	980	1,012
Marquee, Inc., Series B
8.63%, due 08/15/2012	695	726
Time Warner Entertainment Co., LP
8.38%, due 07/15/2033	1,804	2,076
Oil & Gas Extraction (3.8%)
Belden & Blake Corp.
8.75%, due 07/15/2012	1,240	1,277
Chesapeake Energy Corp.
7.00%, due 08/15/2014	2,037	2,083
6.38%, due 06/15/2015	2,555	2,513
6.88%, due 01/15/2016	2,705	2,725
Clayton Williams Energy, Inc.
7.75%, due 08/01/2013	235	221

Hanover Compressor Co.
9.00%, due 06/01/2014	$970	$1,043
Newfield Exploration Co.
6.63%, due 09/01/2014	1,805	1,810
Pemex Project Funding Master Trust
8.63%, due 02/01/2022	353	417
Plains Exploration & Production Co.
7.13%, due 06/15/2014	1,065	1,094
Quicksilver Resources, Inc.
7.13%, due 04/01/2016	1,930	1,906
Whiting Petroleum Corp.
7.00%, due 02/01/2014	1,310	1,297
Paper & Allied Products (2.8%)
Buckeye Technologies, Inc.
8.50%, due 10/01/2013	2,525	2,544
Graphic Packaging International Corp.
9.50%, due 08/15/2013 †	4,555	4,259
Millar Western Forest Products, Ltd.
7.75%, due 11/15/2013	870	670
Norske Skog Canada, Ltd.
8.63%, due 06/15/2011	1,740	1,749
7.38%, due 03/01/2014	110	104
Playtex Products, Inc.
9.38%, due 06/01/2011	1,210	1,264
Stone Container Finance
7.38%, due 07/15/2014 †	1,270	1,181
Paper & Paper Products (1.3%)
Jefferson Smurfit Group PLC, (PIK)-144A
11.50%, due 10/01/2015	EUR 2,710	3,358
MDP Acquisitions PLC
9.63%, due 10/01/2012	1,875	1,983
Paperboard Containers & Boxes (1.5%)
Graham Packaging Co., Inc.
9.88%, due 10/15/2014	1,390	1,407
Greif, Inc.
8.88%, due 08/01/2012	1,040	1,108
Jefferson Smurfit-Stone Container Corp.
8.25%, due 10/01/2012	4,040	3,964
Personal Credit Institutions (2.0%)
Ford Motor Credit Co.
4.95%, due 01/15/2008	1,140	1,062
6.63%, due 06/16/2008	2,505	2,371
5.63%, due 10/01/2008	1,685	1,541
5.80%, due 01/12/2009	2,754	2,515
8.63%, due 11/01/2010	1,275	1,222
Personal Services (0.3%)
Service Corp. International/US-144A
7.50%, due 06/15/2017	1,230	1,252
Petroleum Refining (0.2%)
Amerada Hess Corp.
7.30%, due 08/15/2031	850	946

Pharmaceuticals (0.3%)
Warner Chilcott Corp.-144A
9.25%, due 02/01/2015	$1,335	$1,325
Primary Metal Industries (0.6%)
Century Aluminum Co.
7.50%, due 08/15/2014	1,175	1,222
Chaparral Steel Co.
10.00%, due 07/15/2013	1,185	1,321
Printing & Publishing (2.8%)
American Media Operations, Inc.
8.88%, due 01/15/2011 †	1,250	1,069
Dex Media, Inc.
0.00%, due 11/15/2013 (i)	5,650	4,774
Medianews Group, Inc.
6.88%, due 10/01/2013	2,215	2,060
Primedia, Inc.
8.88%, due 05/15/2011	205	200
8.00%, due 05/15/2013	1,820	1,665
RH Donnelley Corp.-144A
8.88%, due 01/15/2016	2,010	2,090
Public Administration (0.4%)
Geo Group (The), Inc.
8.25%, due 07/15/2013	1,870	1,898
Radio & Television Broadcasting (1.7%)
Allbritton Communications Co.
7.75%, due 12/15/2012	2,138	2,149
Granite Broadcasting Corp.
9.75%, due 12/01/2010 †	1,460	1,358
Paxson Communications Corp.-144A
10.78%, due 01/15/2013 *	2,530	2,505
Sirius Satellite Radio, Inc.
9.63%, due 08/01/2013 †	1,365	1,331
Radio, Television & Computer Stores (0.4%)
GSC Holdings Corp.-144A
8.00%, due 10/01/2012 †	1,895	1,881
Railroads (0.5%)
Grupo Transportacion Ferroviaria Mexicana SA de CV
9.38%, due 05/01/2012	101	111
12.50%, due 06/15/2012	470	526
Kansas City Southern Railway, Co.
7.50%, due 06/15/2009	1,455	1,477
Residential Building Construction (0.7%)
Beazer Homes USA, Inc.
6.88%, due 07/15/2015	1,280	1,216
Technical Olympic USA, Inc.
9.00%, due 07/01/2010	420	430
7.50%, due 03/15/2011 †	445	405
7.50%, due 01/15/2015 †	1,270	1,095

Restaurants (0.2%)
Denny’s Corp./Denny’s Holdings, Inc.
10.00%, due 10/01/2012 †	$985	$1,017
Retail Trade (0.5%)
Amerigas Partners, LP
7.25%, due 05/20/2015	1,010	1,010
AmeriGas Partners, LP/AmeriGas Eagle Finance Corp.
7.13%, due 05/20/2016	1,125	1,119
Rubber & Misc. Plastic Products (1.8%)
Cooper-Standard Automotive, Inc.
8.38%, due 12/15/2014	1,625	1,267
Goodyear Tire & Rubber Co. (The)
9.00%, due 07/01/2015	3,620	3,674
Jarden Corp.
9.75%, due 05/01/2012	975	1,007
NTK Holdings, Inc.
0.00%, due 03/01/2014 † (j)	2,099	1,532
Shoe Stores (0.3%)
Payless Shoesource, Inc.
8.25%, due 08/01/2013	1,260	1,323
Social Services (0.3%)
Knowledge Learning Corp., Inc.-144A
7.75%, due 02/01/2015 §	1,110	1,057
Stone, Clay & Glass Products (1.0%)
Owens-Brockway
8.88%, due 02/15/2009	715	744
8.25%, due 05/15/2013	3,230	3,375
Telecommunications (7.7%)
Alamosa Delaware, Inc.
12.00%, due 07/31/2009	932	1,004
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%, due 06/15/2013	1,055	1,153
Centennial Communications Corp.
10.00%, due 01/01/2013 †	395	410
Cincinnati Bell, Inc.
8.38%, due 01/15/2014	2,135	2,170
Citizens Communications Co.
9.25%, due 05/15/2011	1,884	2,068
9.00%, due 08/15/2031	2,305	2,463
GCI, Inc.
7.25%, due 02/15/2014	1,000	982
Hawaiian Telcom Communications, Inc.-144A
9.75%, due 05/01/2013 †	1,125	1,131
12.50%, due 05/01/2015 †	400	396
Nextel Communications, Inc., Series F
5.95%, due 03/15/2014	4,185	4,143
Qwest Corp.
7.88%, due 09/01/2011	2,100	2,242
8.88%, due 03/15/2012	2,350	2,626

Rogers Wireless Communications, Inc.
6.38%, due 03/01/2014	$1,840	$1,835
7.50%, due 03/15/2015	1,095	1,174
Rural Cellular Corp.
9.88%, due 02/01/2010	1,840	1,964
Time Warner Telecom Holdings, Inc.
9.25%, due 02/15/2014 †	1,545	1,657
Verizon New York, Inc.-Class A
7.38%, due 04/01/2032	1,866	1,893
WDAC Subsidiary Corp.-144A
8.38%, due 12/01/2014 †	2,150	2,123
Wind Acquisition Finance SA-144A
10.75%, due 12/01/2015	1,190	1,285
Textile Mill Products (0.5%)
Interface, Inc.
10.38%, due 02/01/2010	1,550	1,697
Interface, Inc., Series B
9.50%, due 02/01/2014	200	205
Tobacco Products (0.5%)
Reynolds American, Inc.
7.25%, due 06/01/2012	980	1,012
RJ Reynolds Tobacco Holdings, Inc.
7.30%, due 07/15/2015 †	900	925
Transportation Equipment (0.1%)
Westinghouse Air Brake Co.
6.88%, due 07/31/2013	395	400
Water Transportation (0.9%)
Gulfmark Offshore, Inc.
7.75%, due 07/15/2014	1,075	1,097
Royal Caribbean Cruises, Ltd.
6.88%, due 12/01/2013	970	997
Stena AB
9.63%, due 12/01/2012	395	431
7.00%, due 12/01/2016	1,533	1,441
Wholesale Trade Durable Goods (1.3%)
Buhrmann US, Inc.
7.88%, due 03/01/2015	1,805	1,828
Omnicare, Inc.
6.88%, due 12/15/2015	2,485	2,479
Wesco Distribution, Inc.-144A
7.50%, due 10/15/2017	1,075	1,091
Total Corporate Debt Securities (cost: $388,507)		388,341

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.3%)
Holding & Other Investment Offices (0.3%)
Mills Corp. (The)	600	$444
Mills Corp. (The)-144A §	1,000	739
Total Convertible Preferred Stocks (cost: $1,261)		1,183

PREFERRED STOCKS (0.7%)
Automotive (0.6%)
General Motors Corp.-Class B	137,750	$2,237
Holding & Other Investment Offices (0.0%)
HRPT Properties Trust REIT ‡	2,025	53
Radio & Television Broadcasting (0.1%)
Paxson Communications Corp., (PIK) ‡	54	471
Total Preferred Stocks (cost: $2,778)		2,761
COMMON STOCKS (0.5%)
Automotive (0.3%)
Magna International, Inc.-Class A †	18,925	1,433
Communication (0.0%)
XM Satellite Radio Holdings, Inc. Warrants, Expires 3/15/2010 ‡	57	1
Holding & Other Investment Offices (0.1%)
NTL, Inc. ‡	16,659	485
Telecommunications (0.1%)
Completel Europe NV ‡	21	1
Jazztel PLC Warrants, Expires TBD-144A	145	—	☐
Vodafone Group PLC, ADR	16,996	355
Total Common Stocks (cost: $2,019)		2,275

	Principal	Value
SECURITY LENDING COLLATERAL (14.3%)
Debt (12.0%)
Bank Notes (0.4%)
Bank of America
4.77%, due 05/16/2006 *	$956	$956
4.81%, due 08/10/2006 *	785	785
Certificates Of Deposit (0.8%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	853	853
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	1,706	1,706
Rabobank Nederland
5.01%, due 05/31/2006 *	853	853
Commercial Paper (1.9%)
Danske Corp.
4.75%, due 04/07/2006	1,017	1,017
4.79%, due 04/07/2006	1,706	1,706
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	853	853
Grampian Funding LLC-144A
4.60%, due 04/03/2006	675	675
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	675	675
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	853	853

Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	$853	$853
4.77%, due 04/25/2006	853	853
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	683	683
Euro Dollar Overnight (0.7%)
Royal Bank of Scotland
4.69%, due 04/04/2006	1,706	1,706
4.78%, due 04/06/2006	683	683
Svenska Handlesbanken
4.85%, due 04/03/2006	370	370
Euro Dollar Terms (4.7%)
Bank of Nova Scotia
4.79%, due 05/10/2006	1,706	1,706
Barclays
4.68%, due 04/28/2006	853	853
4.79%, due 05/10/2006	2,560	2,560
4.77%, due 05/16/2006	341	341
Calyon
4.75%, due 04/12/2006	1,365	1,365
4.74%, due 05/09/2006	853	853
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	683	683
4.70%, due 05/02/2006	1,024	1,024
4.73%, due 05/08/2006	1,194	1,194
Fortis Bank
4.75%, due 04/24/2006	1,706	1,706
Royal Bank of Canada
4.77%, due 05/01/2006	683	683
Royal Bank of Scotland
4.75%, due 04/28/2006	683	683
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	1,194	1,194
Societe Generale
4.78%, due 05/04/2006	2,560	2,560
4.79%, due 05/10/2006	1,706	1,706
Toronto Dominion Bank
4.72%, due 04/18/2006	853	853
Repurchase Agreements (3.5%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $1,609 on 04/03/2006	1,609	1,609
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $5,567 on 04/03/2006	5,565	5,565
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $76 on 04/03/2006	76	76
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $6,365 on 04/03/2006	6,363	6,363
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $732 on 04/03/2006	731	731
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $634 on 04/03/2006	634	634

	Shares	Value
Investment Companies (2.3%)
American Beacon Fund
1-day yield of 4.64%	339,505	$340
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	4,756,984	4,757
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	955,554	956
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	153,144	153
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	3,688,651	3,689
Total Security Lending Collateral (cost: $60,917)		60,917
Total Investment Securities (cost: $469,145) #		$469,539

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Euro Dollar	(195)	04/18/2006	$(233)	$(4)
			$(233)	$(4)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of March 31, 2006.
(a)	Interest only security. Holder is entitled to interest payments on the underlying pool.
(b)	KI Holdings, Inc. has a coupon rate of 0.00% until 11/15/2009, thereafter the coupon rate will be 9.88%.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $59,496.
§	Security is deemed to be illiquid.
(c)	JohnsonDiversey Holdings, Inc. has a coupon rate of 0.00% until 05/15/2007, thereafter the coupon rate will be 10.67%.
(d)	PanAmSat Holding Corp. has a coupon rate of 0.00% until 11/01/2009, thereafter the coupon rate will be 10.38%.
(e)	Zeus Special Subsidiary, Ltd.-144A has a coupon rate of 0.00% until 02/01/2010, thereafter the coupon rate will be 9.25%.
☐	Value is less than $1.
(f)	CDRV Investors, Inc. has a coupon rate of 0.00% until 01/01/2010, thereafter the coupon rate will be 9.63%.
(g)	Crystal US Holdings LLC/Crystal US Sub 3 Corp., Series A has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.00%.
(h)	Crystal US Holdings LLC/Crystal US Sub 3 Corp., Series B has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.50%.
(i)	Dex Media, Inc. has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 9.00%.
(j)	NTK Holding, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.
‡	Non-income producing.

††

Cash collateral for the Repurchase Agreements, valued at $15,234, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
ø	Securities are currently in default on interest payments.
#

Aggregate cost for Federal income tax purposes is $469,266. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $7,141 and $6,868, respectively. Net unrealized appreciation for tax purposes is $273.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $73,765 or 17.3% of the net assets of the Fund.

ADR	American Depositary Receipt
EUR	Euro
PIK	Payment In-Kind
REIT	Real Estate Investment Trust

Munder Net50

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Amusement & Recreation Services (0.3%)
Digital Music Group, Inc. ‡	35,000	$328
Business Services (19.2%)
24/7 Real Media, Inc. ‡	104,800	1,096
Akamai Technologies, Inc. ‡ †	25,900	852
aQuantive, Inc. ‡ †	99,200	2,335
Ctrip.com International, Ltd., ADR ‡	14,500	1,199
eBay, Inc. ‡ †	136,800	5,343
Getty Images, Inc. ‡	37,100	2,778
Monster Worldwide, Inc. ‡	101,400	5,056
NetEase.com, ADR ‡ †	139,200	3,416
Valueclick, Inc. ‡ †	97,392	1,648
Communication (0.8%)
j2 Global Communications, Inc. ‡ †	22,000	1,034
Communications Equipment (2.7%)
KongZhong Corp., ADR ‡ †	67,100	886
Openwave Systems, Inc. ‡ †	31,500	680
QUALCOMM, Inc. †	34,200	1,731
Computer & Data Processing Services (40.3%)
Adobe Systems, Inc. ‡	32,186	1,124
Bankrate, Inc. ‡ †	52,100	2,270
Blackboard, Inc. ‡	25,000	710
Check Point Software Technologies, Ltd. ‡	44,400	889
Checkfree Corp. ‡	50,800	2,565
CNET Networks, Inc. ‡	159,400	2,265
Google, Inc.-Class A ‡	23,400	9,126
Hurray! Holding Co., Ltd., ADR ‡	88,300	769
iVillage, Inc. ‡	123,100	1,035
Knot (The), Inc. ‡	125,600	2,273
Linktone, Ltd., ADR ‡ †	111,600	731
Liquidity Services, Inc. ‡	36,700	450
Microsoft Corp.	204,700	5,570
NetFlix, Inc. ‡ †	109,000	3,160
Red Hat, Inc. ‡ †	30,700	859
salesforce.com, Inc. ‡ †	21,000	763
Shanda Interactive Entertainment, Ltd., ADR ‡ †	70,300	1,009
SINA Corp. ‡ †	148,200	4,135
Sohu.com, Inc. ‡	80,700	2,154
TOM Online, Inc., ADR ‡ †	58,100	1,478
Websense, Inc. ‡	45,400	1,252
Yahoo!, Inc. ‡	156,100	5,036

Computer & Office Equipment (7.8%)
Apple Computer, Inc. ‡	56,300	$3,531
Cisco Systems, Inc. ‡	106,100	2,299
EMC Corp. ‡	243,200	3,315
Rackable Systems, Inc. ‡	8,800	465
Electronic Components & Accessories (2.8%)
Advanced Micro Devices, Inc. ‡ †	42,000	1,393
Maxim Integrated Products, Inc.	38,000	1,412
Texas Instruments, Inc.	20,000	649
Instruments & Related Products (0.7%)
KLA-Tencor Corp.	17,000	822
Management Services (0.8%)
Digitas, Inc. ‡	66,500	958
Radio & Television Broadcasting (4.3%)
IAC/InterActiveCorp. ‡ †	182,041	5,365
Real Estate (3.6%)
Homestore, Inc. ‡ †	683,830	4,486
Retail Trade (8.6%)
Amazon.com, Inc. ‡ †	43,000	1,570
Autobytel, Inc. ‡	87,400	421
Celebrate Express, Inc. ‡	61,700	777
GSI Commerce, Inc. ‡ †	93,900	1,596
priceline.com, Inc. ‡ †	95,950	2,383
Stamps.com, Inc. ‡	108,500	3,826
Security & Commodity Brokers (4.0%)
Ameritrade Holding Corp. ‡	113,400	2,367
E*TRADE Financial Corp. ‡	96,700	2,609
Transportation & Public Utilities (3.2%)
Expedia, Inc. ‡ †	194,741	3,947
Total Common Stocks (cost: $96,871)		122,196

	Principal	Value
SHORT-TERM OBLIGATIONS (1.9%)
Repurchase Agreements (1.9%)
Investors Bank & Trust Co. 3.25%, dated 03/31/2006 to be repurchased at $2,307 on 04/03/2006 ¢ ˜	$2,307	$2,307
Total Short-Term Obligations (cost: $2,307)		2,307
SECURITY LENDING COLLATERAL (24.0%)
Debt (20.1%)
Bank Notes (0.7%)
Bank of America
4.77%, due 05/16/2006 *	463	463
4.81%, due 08/10/2006 *	380	380
Certificates Of Deposit (1.3%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	413	413

Halifax Bank of Scotland
4.61%, due 06/06/2006 *	$827	$827
Rabobank Nederland
5.01%, due 05/31/2006 *	413	413
Commercial Paper (3.2%)
Danske Corp.
4.75%, due 04/07/2006	493	493
4.79%, due 04/07/2006	827	827
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	414	414
Grampian Funding LLC-144A
4.60%, due 04/03/2006	327	327
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	327	327
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	414	414
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	414	414
4.77%, due 04/25/2006	414	414
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	331	331
Euro Dollar Overnight (1.1%)
Royal Bank of Scotland
4.69%, due 04/04/2006	827	827
4.78%, due 04/06/2006	331	331
Svenska Handlesbanken
4.85%, due 04/03/2006	179	179
Euro Dollar Terms (7.9%)
Bank of Nova Scotia
4.79%, due 05/10/2006	827	827
Barclays
4.68%, due 04/28/2006	414	414
4.79%, due 05/10/2006	1,241	1,241
4.77%, due 05/16/2006	165	165
Calyon
4.75%, due 04/12/2006	662	662
4.74%, due 05/09/2006	414	414
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	331	331
4.70%, due 05/02/2006	496	496
4.73%, due 05/08/2006	579	579
Fortis Bank
4.75%, due 04/24/2006	827	827
Royal Bank of Canada
4.77%, due 05/01/2006	331	331
Royal Bank of Scotland
4.75%, due 04/28/2006	331	331
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	579	579
Societe Generale
4.78%, due 05/04/2006	1,241	1,241
4.79%, due 05/10/2006	827	827

Toronto Dominion Bank
4.72%, due 04/18/2006	$414	$414
Repurchase Agreements (5.9%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $780 on 04/03/2006	780	780
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $2,699 on 04/03/2006	2,698	2,698
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $37 on 04/03/2006	37	37
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $3,086 on 04/03/2006	3,084	3,084
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $355 on 04/03/2006	354	354
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $307 on 04/03/2006	307	307

	Shares	Value
Investment Companies (3.9%)
American Beacon Fund
1-day yield of 4.64%	164,573	$165
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	2,305,918	2,306
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	463,199	463
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	74,236	74
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	1,788,050	1,788
Total Security Lending Collateral (cost: $29,529)		29,529
Total Investment Securities (cost: $128,707) #		$154,032

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $28,565.
¢

At March 31, 2006, repurchase agreements excluding collateral for securities on loan are collateralized by a U.S. Government Agency Obligation with an interest rate and maturity date of 8.13% and 05/25/2027, respectively, and with a market value plus accrued interest of $2,422.

*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $7,384, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
˜	Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $129,281. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $27,184 and $2,433, respectively. Net unrealized appreciation for tax purposes is $24,751.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $2,641 or 2.1% of the net assets of the Fund.

ADR	American Depositary Receipt

PIMCO Total Return

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (6.0%)
U.S. Treasury Bond
8.75%, due 05/15/2017 †	$5,535	$7,305
7.88%, due 02/15/2021 †	9,000	11,618
8.13%, due 05/15/2021	2,400	3,169
U.S. Treasury Inflation Indexed Bond
3.38%, due 01/15/2007	17,393	17,579
3.00%, due 07/15/2012	1,235	1,287
2.00%, due 07/15/2014	2,419	2,359
1.88%, due 07/15/2015	10,804	10,390
2.00%, due 01/15/2016	4,695	4,554
2.38%, due 01/15/2025	883	888
U.S. Treasury Note
2.75%, due 07/31/2006	985	979
3.50%, due 02/15/2010	7,800	7,436
Total U.S. Government Obligations (cost: $69,724)		67,564
U.S. GOVERNMENT AGENCY OBLIGATIONS (30.2%)
Fannie Mae
3.00%, due 08/25/2009	285	283
5.50%, due 03/01/2016	300	299
5.50%, due 07/01/2016	318	317
5.50%, due 11/01/2016	113	113
5.50%, due 12/01/2016	263	262
6.00%, due 01/01/2017	7	7
5.50%, due 04/01/2017	131	131
6.00%, due 05/01/2017	5	5
5.50%, due 06/01/2017	68	68
5.50%, due 08/01/2017	201	200
5.50%, due 09/01/2017	223	222
5.50%, due 11/01/2017	28	28
5.00%, due 02/01/2018	25	24
5.00%, due 05/01/2018	587	574
5.00%, due 06/01/2018	595	581
5.00%, due 08/01/2018	509	497
5.00%, due 10/01/2018	186	182
5.00%, due 12/01/2018	721	704
5.00%, due 02/01/2019	29	28
5.00%, due 03/01/2019	177	173
5.00%, due 04/01/2019	804	785
5.00%, due 07/01/2019	452	441
5.00%, due 08/01/2019	346	338
5.00%, due 11/01/2019	3,542	3,456
5.00%, due 12/01/2019	1,139	1,111
5.00%, due 01/01/2020	145	141
5.00%, due 02/01/2020	237	231

5.00%, due 07/01/2020	$1,928	$1,881
5.00%, due 08/01/2020	12,944	12,624
5.00%, due 09/01/2020	3,306	3,225
5.46%, due 01/01/2028 *	180	184
6.50%, due 05/01/2032	108	110
6.50%, due 11/01/2032	281	287
5.50%, due 01/01/2033	135	132
5.50%, due 02/01/2033	658	644
5.50%, due 03/01/2033	11,646	11,395
5.50%, due 04/01/2033	2,881	2,818
5.50%, due 07/01/2033	2,267	2,217
5.50%, due 08/01/2033	106	103
5.50%, due 11/01/2033	6,963	6,810
5.50%, due 12/01/2033	342	334
6.50%, due 12/01/2033	218	222
5.50%, due 01/01/2034	2,805	2,743
5.50%, due 02/01/2034	970	948
5.50%, due 04/01/2034	16,623	16,271
5.50%, due 05/01/2034	13,859	13,554
6.50%, due 05/01/2034	144	147
5.50%, due 06/01/2034	25	24
5.50%, due 09/01/2034	1,265	1,237
5.50%, due 10/01/2034	719	703
5.50%, due 11/01/2034	6,938	6,782
5.50%, due 12/01/2034	4,002	3,912
5.50%, due 01/01/2035	21,937	21,445
5.50%, due 02/01/2035	44,817	43,818
5.50%, due 03/01/2035	11,916	11,636
5.50%, due 04/01/2035	16,056	15,680
5.50%, due 05/01/2035	11,902	11,621
5.50%, due 06/01/2035	6,272	6,124
5.50%, due 07/01/2035	3,037	2,965
5.50%, due 08/01/2035	7,712	7,530
5.50%, due 09/01/2035	731	713
5.50%, due 10/01/2035	1,430	1,397
5.00%, due 11/01/2035	181	172
Fannie Mae TBA
5.00%, due 04/01/2021	21,000	20,468
5.00%, due 04/01/2036	1,100	1,047
5.50%, due 04/01/2036	28,300	27,619
5.00%, due 05/01/2036	3,000	2,854
5.50%, due 05/01/2036	40,300	39,293
Freddie Mac
5.00%, due 06/15/2013	149	149
5.51%, due 08/01/2023 *	200	205
6.50%, due 03/15/2029	19	19
6.50%, due 07/25/2043	271	274
4.82%, due 10/25/2044 *	8,037	8,082
Freddie Mac, Series 2411, Class FJ
5.10%, due 12/15/2029 *	216	217
Ginnie Mae
6.50%, due 02/15/2029	106	110
6.50%, due 03/15/2029	184	191

6.50%, due 04/15/2029	$7	$7
6.50%, due 05/15/2029	11	12
6.50%, due 07/15/2029	7	8
6.50%, due 09/15/2029	103	107
6.50%, due 06/20/2032	13	13
5.50%, due 11/15/2032	837	829
5.50%, due 12/15/2032	1,310	1,298
5.50%, due 05/15/2033	264	261
5.50%, due 11/15/2033	1,147	1,136
5.50%, due 12/15/2033	1,539	1,525
5.50%, due 01/15/2034	492	488
5.50%, due 02/15/2034	1,101	1,091
5.50%, due 11/15/2035	598	592
5.50%, due 02/15/2036	10,987	10,881
Total U.S. Government Agency Obligations (cost: $350,277)		342,385
FOREIGN GOVERNMENT OBLIGATIONS (5.5%)
French Republic
Zero coupon, due 05/24/2006	EUR 11,150	13,445
Hong Kong Government -144A
5.13%, due 08/01/2014	2,700	2,636
Italian Republic
0.38%, due 10/10/2006	JPY 672,000	5,704
Kingdom of Belgium
Zero coupon, due 07/13/2006	EUR 12,970	15,580
Kingdom of Spain
3.10%, due 09/20/2006	JPY 260,000	2,234
Korea Highway Corp. -144A
5.13%, due 05/20/2015	850	810
Republic of Brazil
5.19%, due 04/15/2006 *	312	309
5.25%, due 04/15/2009 *	1,692	1,688
10.71%, due 06/29/2009 *	850	986
11.00%, due 01/11/2012	350	428
5.25%, due 04/15/2012 *	1,103	1,103
7.88%, due 03/07/2015	75	81
8.88%, due 10/14/2019	25	29
11.00%, due 08/17/2040	1,550	1,989
Republic of Finland
2.75%, due 07/04/2006	EUR 9,600	11,620
Republic of Peru
9.13%, due 02/21/2012	120	136
9.88%, due 02/06/2015	2,000	2,360
5.00%, due 03/07/2017 *	728	686
Republic of South Africa
5.25%, due 05/16/2013	EUR 565	719
Russian Federation
8.25%, due 03/31/2010	200	211
Total Foreign Government Obligations (cost: $62,293)		62,754
MORTGAGE-BACKED SECURITIES (1.8%)
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class A2A
4.90%, due 03/25/2035 *	1,466	1,466

Bank of America Mortgage Securities, Series 2002-K, Class 2A1
5.45%, due 10/20/2032 *	$109	$108
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class VIA
5.92%, due 06/25/2032 *	50	50
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1
4.20%, due 01/25/2034 *	877	871
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1
4.82%, due 01/25/2034 *	414	407
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1
4.68%, due 01/25/2034 *	628	618
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1
6.00%, due 10/25/2032	116	115
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035	1,269	1,245
Countrywide Alternative Loan Trust, Series 2005-81, Class A1
5.10%, due 02/25/2037 *	3,681	3,694
Countrywide Alternative Loan Trust, Series 2006-OA1, Class 2A1
4.99%, due 04/01/2046 * m	3,692	3,703
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1
4.98%, due 02/25/2036 *	3,611	3,612
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M
3.86%, due 10/19/2032 *	577	565
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2
5.09%, due 05/25/2034 *	99	98
Credit Suisse First Boston Mortgage Securities Corp., Series 2002, Class P-3 -144A
5.37%, due 08/25/2033 * m	319	320
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P2A, Class A2
5.15%, due 03/25/2032 m	80	80
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FFH1, Class A1
4.89%, due 03/25/2035 *	288	288
Home Equity Asset Trust, Series 2002-1, Class A4
5.12%, due 11/25/2032 *	1	1
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
6.50%, due 03/25/2032	119	119
Sequoia Mortgage Trust, Series 10, Class 2A1
5.16%, due 10/20/2027 *	533	534
SLM Student Loan Trust, Series 2004-8, Class A2
4.64%, due 07/25/2013 *	248	248

Soundview Home Equity Loan Trust, Series 2005-B, Class A1
4.93%, due 05/25/2035 *	$1,535	$1,535
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1
5.11%, due 09/19/2032 *	185	185
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1
5.10%, due 02/25/2036 *	698	698
Structured Asset Securities Corp., Series 2002-HF1, Class A
5.11%, due 01/25/2033 *	2	2
Total Mortgage-Backed Securities (cost: $20,614)		20,562
ASSET-BACKED SECURITIES (3.2%)
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A
5.11%, due 07/25/2032 *	6	6
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1
4.63%, due 10/25/2035 *	3,551	3,457
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1
5.15%, due 10/25/2032 *	66	66
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class IA1
4.90%, due 10/25/2035 * m	7,428	7,314
Countrywide Asset-Backed Certificates, Series 2005-SD1, Class A1A - 144A
4.97%, due 05/25/2035 *	174	174
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	1,368	1,337
Metris Master Trust, Series 2001-2, Class A
5.10%, due 11/20/2009 *	2,300	2,301
Morgan Stanley ABS Capital I, Series 2003-HE2, Class A2
5.16%, due 08/25/2033 *	183	183
Park Place Securities, Inc., Series 2005-WHQ4, Class A2A
4.93%, due 09/25/2035 *	1,001	1,002
Quest Trust, Series 2004-X2, Class A - 144A
5.38%, due 06/25/2034 *	343	343
RACERS Series 1997-R-8-3-144A
5.05%, due 08/15/2007 * § m	1,100	1,061
Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1
4.90%, due 01/25/2036 *	3,696	3,698
Small Business Administration Participation, Series 2003-201
5.13%, due 09/01/2023	550	539
Small Business Administration, Series 2004-20C
4.34%, due 03/01/2024	3,083	2,864
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/10/2014	1,544	1,471
Washington Mutual, Series 2002-AR10, Class A6
4.82%, due 10/25/2032 *	104	103
Washington Mutual, Series 2002-AR2, Class A
4.60%, due 02/27/2034 *	293	287

Washington Mutual, Series 2003-R1, Class A1
5.09%, due 12/25/2027 *	$9,730	$9,723
Total Asset-Backed Securities (cost: $36,336)		35,929
CORPORATE DEBT SECURITIES (4.7%)
Air Transportation (0.2%)
Continental Airlines, Inc.
7.06%, due 09/15/2009	1,000	1,032
UAL Corp.
6.20%, due 09/01/2008 †	550	545
6.60%, due 09/01/2013	158	157
Business Credit Institutions (0.3%)
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class A2
7.25%, due 11/01/2026 m	3,700	3,700
Commercial Banks (1.0%)
China Development Bank
5.00%, due 10/15/2015	300	285
HSBC Capital Funding LP-144A
10.18%, due 12/31/2049 (a)	100	145
Rabobank Capital Funding II - 144A
5.26%, due 12/31/2049 (a)	1,000	961
Rabobank Capital Funding Trust III - 144A
5.25%, due 12/31/2049 (a)	1,480	1,399
Rabobank Nederland-144A
4.64%, due 01/15/2009 *	3,800	3,799
Santander US Debt SA Unipersonal-144A
4.77%, due 02/06/2009 *	3,800	3,799
Sumitomo Mitsui Banking-144A
5.63%, due 07/15/2049 (a)	550	534
Communication (0.0%)
Comcast Cable Communications
6.75%, due 01/30/2011	210	218
Comcast Corp.
6.50%, due 01/15/2015	200	205
Electric Services (0.4%)
Columbus Southern Power Co., Series C
5.50%, due 03/01/2013	100	99
Florida Power Corp.
4.80%, due 03/01/2013	1,960	1,869
Ohio Power Co., Series F
5.50%, due 02/15/2013	100	99
Progress Energy, Inc.
7.10%, due 03/01/2011	600	636
6.85%, due 04/15/2012	440	464
PSEG Power LLC
6.95%, due 06/01/2012	921	976
Electric, Gas & Sanitary Services (0.1%)
Entergy Gulf States, Inc.
5.70%, due 06/01/2015	750	719
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008	825	867

Environmental Services (0.1%)
Waste Management, Inc.
7.38%, due 08/01/2010	$700	$747
6.38%, due 11/15/2012	375	390
Gas Production & Distribution (0.2%)
El Paso Energy Corp.
7.80%, due 08/01/2031	450	452
7.75%, due 01/15/2032	425	428
Sonat, Inc.
7.63%, due 07/15/2011	1,000	1,030
Southern Natural Gas Co.
8.00%, due 03/01/2032	820	899
General Obligation-State (0.1%)
California State Economic Recovery
5.25%, due 07/01/2012	260	280
6.82%, due 07/01/2012 *	135	153
5.25%, due 07/01/2013	130	141
New Jersey State Transportation Trust Fund Authority
6.14%, due 06/15/2011 *	345	379
Hotels & Other Lodging Places (0.1%)
Harrah’s Operating Co., Inc.
8.00%, due 02/01/2011	50	54
Park Place Entertainment Corp.
7.50%, due 09/01/2009	800	842
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	350	381
Manufacturing Industries (0.1%)
Tyco International Group SA
6.38%, due 10/15/2011	1,510	1,550
Mortgage Bankers & Brokers (0.1%)
Petroleum Export/Cayman -144A
5.27%, due 06/15/2011	713	696
Motion Pictures (0.1%)
Time Warner, Inc.
8.11%, due 08/15/2006	150	151
6.88%, due 05/01/2012	410	430
Oil & Gas Extraction (0.3%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034	3,000	3,690
Personal Credit Institutions (0.1%)
General Motors Acceptance Corp.
5.65%, due 05/18/2006 *	30	30
5.50%, due 01/16/2007 *	180	177
Household Finance Corp.
6.38%, due 11/27/2012	800	829
SLM Corp., Series A
5.11%, due 09/15/2006 *	230	230
Petroleum Refining (0.0%)
Enterprise Products Operating, LP
4.95%, due 06/01/2010	500	485

Radio & Television Broadcasting (0.0%)
Clear Channel Communications, Inc.
7.25%, due 10/15/2027	$300	$293
Railroads (0.0%)
Norfolk Southern Corp.
6.75%, due 02/15/2011	550	580
Revenue-Building Authority (0.2%)
Liberty, NY, Development Corp.
5.25%, due 10/01/2035	1,600	1,762
Revenue-Education (0.1%)
Michigan State Building Authority
5.25%, due 10/15/2013	950	1,029
Revenue-Pollution Control (0.1%)
Rhode Island Clean Water Finance Agency
5.00%, due 10/01/2028	610	633
Revenue-Tobacco (0.3%)
Golden State Tobacco Securitization Corp.
6.75%, due 06/01/2039	460	517
Tobacco Settlement Financing Corp., LA
5.88%, due 05/15/2039	100	105
Tobacco Settlement Financing Corp., NJ
6.38%, due 06/01/2032	2,175	2,369
6.75%, due 06/01/2039	260	291
Revenue-Utilities (0.1%)
Jea, FL, Water & Sewer System
5.00%, due 10/01/2011	700	740
New York, NY, City Municipal Water Finance Authority
5.00%, due 06/15/2035	340	349
6.22%, due 06/15/2035 *	500	530
Security & Commodity Brokers (0.1%)
Bear Stearns Cos. (The), Inc.
7.63%, due 12/07/2009	560	600
Telecommunications (0.6%)
Cingular Wireless LLC
6.50%, due 12/15/2011	560	586
France Telecom SA
6.75%, due 03/14/2008 (b)	EUR 1,569	2,007
KT Corp. -144A
4.88%, due 07/15/2015	900	829
SBC Communications, Inc.
4.13%, due 09/15/2009	3,025	2,893
Verizon Global Funding Corp.
7.60%, due 03/15/2007	25	25
Total Corporate Debt Securities (cost: $51,109)		53,090

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (1.4%)
Fannie Mae
4.65%, due 04/03/2006	$14,400	$14,396
U.S. Treasury Bill
4.49%, due 06/15/2006	250	248
4.50%, due 06/15/2006 ❖ d	1,780	1,763
4.54%, due 06/15/2006 ❖	20	20
Total Short-Term U.S. Government Obligations (cost: $16,427)		16,427
COMMERCIAL PAPER (17.3%)
Commercial Banks (11.8%)
Bank of Ireland-144A
4.68%, due 05/23/2006	20,700	20,560
BNP Paribas Finance, Inc.
4.85%, due 04/03/2006	20,600	20,594
Danske Corp.
4.42%, due 04/06/2006	13,900	13,891
4.51%, due 04/26/2006	2,000	1,994
4.70%, due 06/01/2006	6,900	6,845
Skandinaviska Enskilda Banken AB-144A
4.45%, due 04/10/2006	20,700	20,677
4.83%, due 06/22/2006	2,100	2,077
Societe Generale North America, Inc.
4.43%, due 04/20/2006	1,800	1,796
UBS Finance Delaware LLC
4.43%, due 04/10/2006	3,100	3,097
4.66%, due 05/22/2006	17,800	17,683
4.67%, due 05/23/2006	500	497
4.79%, due 07/07/2006	1,300	1,283
Westpac Banking Corp., 144A
4.72%, due 05/30/2006	2,300	2,282
Westpac Trust Securities NZ, Ltd., London
4.44%, due 04/28/2006	20,700	20,631
Holding & Other Investment Offices (1.5%)
Rabobank USA Finance Corp.
4.83%, due 04/03/2006	16,300	16,296
Mortgage Bankers & Brokers (0.2%)
Barclays U.S. Funding Corp.
4.50%, due 04/17/2006	2,200	2,196
Oil & Gas Extraction (1.8%)
Total Capital SA-144A
4.76%, due 04/05/2006	20,600	20,589
Security & Commodity Brokers (2.0%)
IXIS Corp.-144A
4.44%, due 04/19/2006	15,600	15,565
4.53%, due 05/08/2006	7,200	7,166
Total Commercial Paper (cost: $195,719)		195,719

	Contracts ◆	Value
PURCHASED OPTIONS (0.0%)
Covered Call Options (0.0%)
90-Day Euro Dollar Futures	530,000	$5
Call Strike $94.88
Expires 04/13/2006
U.S. Treasury Long Bond Futures	93,000	7
Call Strike $114.00
Expires 05/26/2006
Put Options (0.0%)
90-Day Euro Dollar Futures	1,032,500	3
Put Strike $91.75
Expires 12/18/2006
Total Purchased Options (cost: $159)		15

PURCHASED SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaption § m	87,000,000	—	☐
Call Strike $4.50
Expires 04/04/2006
LIBOR Rate Swaption § m	107,000,000	24
Call Strike $4.50
Expires 10/04/2006
LIBOR Rate Swaption § m	26,700,000	43
Call Strike $4.73
Expires 02/01/2007
Total Purchased Swaptions (cost: $916)		67
SECURITY LENDING COLLATERAL (0.7%)
Debt (0.6%)
Bank Notes (0.0%)
Bank of America
4.77%, due 05/16/2006 *	133	133
4.81%, due 08/10/2006 *	110	110
Certificates Of Deposit (0.0%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	119	119
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	238	238
Rabobank Nederland
5.01%, due 05/31/2006 *	119	119
Commercial Paper (0.1%)
Danske Corp.
4.75%, due 04/07/2006	142	142
4.79%, due 04/07/2006	238	238
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	119	119
Grampian Funding LLC-144A
4.60%, due 04/03/2006	94	94
Jupiter Securitization Corp.-144A

4.73%, due 04/18/2006	94	$94
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	119	119
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	119	119
4.77%, due 04/25/2006	119	119
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	95	95
Euro Dollar Overnight (0.0%)
Royal Bank of Scotland
4.69%, due 04/04/2006	238	238
4.78%, due 04/06/2006	95	95
Svenska Handlesbanken
4.85%, due 04/03/2006	52	52
Euro Dollar Terms (0.3%)
Bank of Nova Scotia
4.79%, due 05/10/2006	238	238
Barclays
4.68%, due 04/28/2006	119	119
4.79%, due 05/10/2006	357	357
4.77%, due 05/16/2006	48	48
Calyon
4.75%, due 04/12/2006	191	191
4.74%, due 05/09/2006	119	119
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	95	95
4.70%, due 05/02/2006	143	143
4.73%, due 05/08/2006	167	167
Fortis Bank
4.75%, due 04/24/2006	238	238
Royal Bank of Canada
4.77%, due 05/01/2006	95	95
Royal Bank of Scotland
4.75%, due 04/28/2006	95	95
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	167	167
Societe Generale
4.78%, due 05/04/2006	357	357
4.79%, due 05/10/2006	238	238
Toronto Dominion Bank
4.72%, due 04/18/2006	119	119
Repurchase Agreements (0.2%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $225 on 04/03/2006	225	225
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $777 on 04/03/2006	777	777
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $11 on 04/03/2006	11	11
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $888 on 04/03/2006	888	888

Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $102 on 04/03/2006	102	$102
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $89 on 04/03/2006	89	89

	Shares	Value
Investment Companies (0.1%)
American Beacon Fund
1-day yield of 4.64%	47,386	$48
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	663,952	664
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	133,371	133
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	21,375	21
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	514,840	515
Total Security Lending Collateral (cost: $8,502)		8,502
Total Investment Securities (cost: $812,076)		$803,014

	Contracts ◆	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
U.S. 10 Year Treasury Note Future	128,000	$(8)
Call Strike $109.00
Expires 05/26/2006
Total Written Options (premiums: $94)		(8)

WRITTEN SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaption m	37,000,000	0 ☐
Call Strike $4.54
Expires 04/04/2006
LIBOR Rate Swaption m	45,000,000	(30)
Call Strike $4.54
Expires 10/04/2006
LIBOR Rate Swaption m	11,500,000	(45)
Call Strike $4.78
Expires 02/01/2007
Total Written Swaptions (premiums: $897)		(75)

SWAP AGREEMENTS:

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive a fixed rate equal to 0.77% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 2.25%, due 03/31/2030. §
Counterparty: JP Morgan Chase	5/20/2007	$400	$2
Receive a fixed rate equal to 0.61% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. §
Counterparty: Goldman Sachs International	3/20/2007	1,775	5
Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. §
Counterparty: Goldman Sachs International	3/20/2007	725	3
Receive a fixed rate equal to 3.20% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp., 6.875%, due 08/28/2012. §
Counterparty: Lehman Securities, Inc.	6/20/2007	1,200	4
Receive a fixed rate equal to 0.58% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. §
Counterparty: Morgan Stanley Capital Services, Inc.	6/20/2006	1,000	1
Receive a fixed rate equal to 2.80% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp., 6.875%, due 08/28/2012. §
Counterparty: JP Morgan Chase	6/20/2006	3,200	6
Receive a floating rate based on 6-month Japanese Yen-LIBOR and pay a fixed rate equal to 2.00%.
Counterparty: UBS AG	6/15/2012	250,000	(12)
Receive a floating rate based on 6-month Japanese Yen-LIBOR and pay a fixed rate equal to 2.00%.
Counterparty: Goldman Sachs Capital Markets, LP	6/15/2012	130,000	(6)
Receive a floating rate based on 6-month Japanese Yen-LIBOR and pay a fixed rate equal to 2.00%.
Counterparty: Morgan Stanley Capital Services, Inc.	6/15/2012	390,000	11

Receive a fixed rate equal to 2.15% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. §
Counterparty: UBS AG	10/15/2010	$6,300	$16
Receive a fixed rate equal to 2.10% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. §
Counterparty: Barclays Bank PLC	10/15/2010	2,500	5
Receive a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index and the Fund will pay a fixed rate equal to 2.09%. §
Counterparty: BNP Paribas	10/15/2010	5,000	10
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.
Counterparty: Goldman Sachs Capital Markets, LP	6/21/2011	2,100	(28)
Receive a floating rate based on 3-month United States Dollar-LIBOR and pay a fixed rate equal to 5.00%. §
Counterparty: Goldman Sachs Capital Markets, LP	6/21/2016	10,200	209
Receive a floating rate based on 3-month United States Dollar-LIBOR and pay a fixed rate equal to 5.00%. §
Counterparty: Morgan Stanley Capital Services, Inc.	6/21/2016	36,200	742
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	6/21/2036	3,700	(172)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.
Counterparty: Deutsche Bank AG	6/21/2011	15,900	(55)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.
Counterparty: Citibank NA	6/21/2011	34,200	(230)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.
Counterparty: Deutsche Bank AG	6/21/2013	6,900	(201)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	6/21/2011	$73,100	$(1,542)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.
Counterparty: UBS AG	6/21/2011	33,000	(687)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.
Counterparty: Deutsche Bank AG	12/15/2035	20,100	(436)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.
Counterparty: Barclays Bank PLC	6/21/2036	2,900	(196)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.
Counterparty: Lehman Securities, Inc.	6/21/2011	24,700	(40)
Receive a floating rate based on 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.00%. §
Counterparty: Deutsche Bank AG	6/21/2036	1,500	123
Receive a floating rate based on 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.00%.
Counterparty: Barclays Bank PLC	12/15/2035	1,600	59
Receive a floating rate based on 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.00%.
Counterparty: Deutsche Bank AG	12/15/2035	3,300	112
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month Great British Pound-LIBOR. §
Counterparty: HSBC Bank USA, N.A.	9/15/2010	6,200	(23)
Receive a floating rate based on 6-month Japanese Yen-LIBOR and pay a fixed rate equal to 2.00%.
Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2013	2,240,000	308
Total Swap Agreements (premium $641)			$(2,012)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)
10 Year Japan Government Bond	8	06/20/2006	$9,049	$(82)
10 Year U.S. Treasury Note	1,257	06/30/2006	133,733	(1,648)
2 Year U.S. Treasury Note	(61)	06/30/2006	(12,436)	21
5 Year U.S. Treasury Note	255	07/06/2006	26,632	(174)
90-Day Euro Dollar	445	06/19/2006	105,459	(996)
90-Day Euro Dollar	366	12/18/2006	86,692	(477)
Euro-BOBL	(63)	06/12/2006	(8,392)	(13)
U.S. Treasury Long Bond	(284)	06/30/2006	(31,000)	912
			$309,737	$(2,457)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
British Pound Sterling	173	05/03/2006	$300	$—
British Pound Sterling	(173)	05/03/2006	(304)	4
Euro Dollar	482	04/25/2006	583	1
Euro Dollar	(13,724)	04/25/2006	(16,623)	(6)
Euro Dollar	(21,555)	04/28/2006	(26,583)	460
Japanese Yen	(73,000)	04/20/2006	(621)	1
Japanese Yen	70,016	05/15/2006	601	(4)
			$(42,647)	$456

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $8,233.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
§	Security is deemed to be illiquid.
(a)

Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of March 31, 2006. The security has a perpetual maturity. The date shown is the call date.

(b)	Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch above or below A-/A3.
❖

At March 31, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at March 31, 2006, is $347.

☐	Value is less than $1.
††

Cash collateral for the Repurchase Agreements, valued at $2,126, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
◆	Contract amounts are not in thousands.

d

At March 31, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at March 31, 2006 is $1,436.

m	Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.
#

Aggregate cost for Federal income tax purposes is $812,164. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,842 and $11,992, respectively. Net unrealized depreciation for tax purposes is $9,150.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $107,181 or 9.4% of the net assets of the Fund.

EUR	Euro
JPY	Japanese Yen
LIBOR	London Interbank Offer Rate
RACERS	Restructured Asset Certificates with Enhanced Returns
TBA	Mortgage-backed securities traded under delayed delivery commitments. Income on TBA’s are not earned until settlement date.

Salomon All Cap

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.1%)
Aerospace (1.4%)
Boeing Co. (The)	66,700	$5,198
Air Transportation (1.8%)
Southwest Airlines Co.	373,400	6,717
Amusement & Recreation Services (2.0%)
Disney (Walt) Co. (The)	273,600	7,631
Automotive (0.6%)
Lear Corp. †	134,300	2,381
Beverages (0.6%)
Molson Coors Brewing Co.-Class B	32,900	2,258
Business Services (2.6%)
Clear Channel Communications, Inc.	161,000	4,671
Interpublic Group of Cos., Inc. † ‡	531,800	5,084
Chemicals & Allied Products (2.6%)
Dow Chemical Co. (The)	106,800	4,336
du Pont (E.I.) de Nemours & Co.	130,900	5,525
Commercial Banks (7.9%)
Bank of America Corp.	168,552	7,676
JP Morgan Chase & Co.	220,600	9,186
Mitsubishi UFJ Financial Group, Inc., ADR †	555,400	8,448
State Street Corp.	82,000	4,955
Communications Equipment (2.6%)
Motorola, Inc.	233,500	5,349
Nokia Corp., ADR †	226,300	4,689
Computer & Data Processing Services (2.2%)
Microsoft Corp.	286,700	7,801
Sun Microsystems, Inc. ‡	42,700	219
VeriSign, Inc. ‡	16,200	389
Computer & Office Equipment (2.4%)
Cisco Systems, Inc. ‡	430,900	9,338
Diversified (2.2%)
Honeywell International, Inc.	198,600	8,494
Electronic Components & Accessories (3.3%)
International DisplayWorks, Inc. † ‡	37,700	247
Novellus Systems, Inc. ‡	112,700	2,705
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	583,102	5,866
Texas Instruments, Inc.	121,100	3,932
Food & Kindred Products (2.1%)
Kraft Foods, Inc.-Class A †	123,900	3,755
Unilever PLC, Sponsored ADR	108,300	4,448

Food Stores (1.4%)
Safeway, Inc. †	217,700	$5,469
Gas Production & Distribution (0.8%)
Williams Cos., Inc. (The)	144,800	3,097
Health Services (0.7%)
Enzo Biochemical, Inc. † ‡	211,014	2,849
Industrial Machinery & Equipment (4.3%)
Applied Materials, Inc. †	242,700	4,250
Baker Hughes, Inc.	46,000	3,146
Caterpillar, Inc.	98,300	7,059
Deere & Co. †	24,600	1,945
Instruments & Related Products (3.7%)
Agilent Technologies, Inc. ‡	149,800	5,625
Raytheon Co.	181,700	8,329
Insurance (8.2%)
AMBAC Financial Group, Inc.	41,800	3,327
American International Group, Inc.	71,700	4,739
Chubb Corp.	67,500	6,442
CNA Surety Corp. ‡	205,800	3,443
MGIC Investment Corp.	71,300	4,751
PMI Group, Inc. (The) †	189,300	8,693
Insurance Agents, Brokers & Service (0.6%)
Hartford Financial Services Group, Inc. (The)	29,000	2,336
Lumber & Other Building Materials (1.4%)
Home Depot, Inc. (The)	123,500	5,224
Lumber & Wood Products (1.4%)
Weyerhaeuser Co.	73,100	5,295
Mining (0.1%)
WGI Heavy Minerals, Inc. ‡	159,200	191
Motion Pictures (4.5%)
News Corp., Inc.-Class A	334,800	5,561
News Corp., Inc.-Class B †	287,800	5,054
Time Warner, Inc.	380,300	6,385
Oil & Gas Extraction (4.6%)
Anadarko Petroleum Corp.	44,000	4,444
GlobalSantaFe Corp.	79,100	4,805
Halliburton Co.	70,800	5,170
Schlumberger, Ltd.	26,200	3,316
Paper & Allied Products (0.2%)
Kimberly-Clark Corp.	16,100	931
Petroleum Refining (3.6%)
BP PLC, ADR	10,600	731
Chevron Corp.	51,400	2,980
ConocoPhillips	29,300	1,850
Exxon Mobil Corp.	47,600	2,897
Murphy Oil Corp.	104,300	5,196

Pharmaceuticals (13.2%)
Abbott Laboratories	182,700	$7,759
Amgen, Inc. ‡	38,500	2,801
Aphton Corp. † ‡	510,600	74
GlaxoSmithKline PLC, ADR †	114,600	5,995
Johnson & Johnson	115,300	6,828
Lilly (Eli) & Co. †	67,800	3,749
Novartis AG, ADR	131,600	7,296
Pfizer, Inc.	305,800	7,620
Wyeth	171,200	8,307
Primary Metal Industries (2.4%)
Alcoa, Inc.	160,900	4,917
RTI International Metals, Inc. ‡	75,700	4,152
Radio & Television Broadcasting (1.8%)
Pearson PLC	486,300	6,731
Security & Commodity Brokers (4.3%)
American Express Co.	99,200	5,213
Ameriprise Financial, Inc.	20,400	919
Goldman Sachs Group, Inc. (The)	7,700	1,209
Merrill Lynch & Co., Inc.	111,300	8,766
Thomas Weisel Partners Group, Inc. † ‡	6,600	144
Telecommunications (1.8%)
Vodafone Group PLC, ADR	326,800	6,830
Toys, Games & Hobbies (1.2%)
Hasbro, Inc.	225,700	4,762
Variety Stores (1.6%)
Wal-Mart Stores, Inc.	125,400	5,924
Wholesale Trade Nondurable Goods (1.0%)
Unilever PLC	355,400	3,631
Total Common Stocks (cost: $303,834)		370,455

	Principal	Value
SHORT-TERM OBLIGATIONS(2.6%)
Repurchase Agreements (2.6%)
Investors Bank & Trust Co. 3.25%, dated 03/31/2006 to be repurchased at $10,007 on 04/03/2006 ¢ ˜	$10,004	$10,004
Total Short-Term Obligations (cost: $10,004)		10,004
SECURITY LENDING COLLATERAL(9.6%)
Debt (8.0%)
Bank Notes (0.3%)
Bank of America
4.77%, due 05/16/2006 *	571	571
4.81%, due 08/10/2006 *	469	469
Certificates Of Deposit (0.5%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	510	510
Halifax Bank of Scotland

4.61%, due 06/06/2006 *	$1,019	$1,019
Rabobank Nederland
5.01%, due 05/31/2006 *	510	510
Commercial Paper (1.3%)
Danske Corp.
4.75%, due 04/07/2006	608	608
4.79%, due 04/07/2006	1,019	1,019
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	510	510
Grampian Funding LLC-144A
4.60%, due 04/03/2006	403	403
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	403	403
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	510	510
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	510	510
4.77%, due 04/25/2006	510	510
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	408	408
Euro Dollar Overnight (0.4%)
Royal Bank of Scotland
4.69%, due 04/04/2006	1,019	1,019
4.78%, due 04/06/2006	408	408
Svenska Handlesbanken
4.85%, due 04/03/2006	221	221
Euro Dollar Terms (3.1%)
Bank of Nova Scotia
4.79%, due 05/10/2006	1,019	1,019
Barclays
4.68%, due 04/28/2006	510	510
4.79%, due 05/10/2006	1,529	1,529
4.77%, due 05/16/2006	204	204
Calyon
4.75%, due 04/12/2006	815	815
4.74%, due 05/09/2006	510	510
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	408	408
4.70%, due 05/02/2006	612	612
4.73%, due 05/08/2006	713	713
Fortis Bank
4.75%, due 04/24/2006	1,019	1,019
Royal Bank of Canada
4.77%, due 05/01/2006	408	408
Royal Bank of Scotland
4.75%, due 04/28/2006	408	408
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	713	713
Societe Generale
4.78%, due 05/04/2006	1,529	1,529
4.79%, due 05/10/2006	1,019	1,019

Toronto Dominion Bank
4.72%, due 04/18/2006	$510	$510
Repurchase Agreements (2.4%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $961 on 04/03/2006	961	961
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $3,326 on 04/03/2006	3,324	3,324
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $45 on 04/03/2006	45	45
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $3,802 on 04/03/2006	3,801	3,801
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $437 on 04/03/2006	437	437
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $379 on 04/03/2006	378	378

	Shares	Value
Investment Companies (1.6%)
American Beacon Fund
1-day yield of 4.64%	202,809	$203
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	2,841,668	2,842
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	570,817	571
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	91,483	91
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	2,203,480	2,203
Total Security Lending Collateral (cost: $36,390)		36,390
Total Investment Securities (cost: $350,228) #		$416,849

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $34,876.
‡	Non-income producing.
¢

At March 31, 2006, repurchase agreements excluding collateral for securities on loan are collateralized by U.S Government Agency Obligations with interest rates and maturity dates ranging from 4.50%-8.38% and 09/25/2016-03/20/2032, respectively, and with a market value plus accrued interest of $10,505.

*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $9,100, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
˜	Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.

#

Aggregate cost for Federal income tax purposes is $350,886. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $75,254 and $9,291, respectively. Net unrealized appreciation for tax purposes is $65,963.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $3,254 or 0.9% of the net assets of the Fund.

ADR	American Depositary Receipt

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BOND (0.2%)
Communications Equipment (0.2%)
Lucent Technologies, Inc.
8.00%, due 08/01/2031	$1,965	$1,982
Total Convertible Bond (cost: $1,497)		1,982

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
Insurance (0.2%)
UnumProvident Corp.	39,200	$1,240
Total Convertible Preferred Stocks (cost: $980)		1,240
COMMON STOCKS (96.4%)
Aerospace (0.9%)
Lockheed Martin Corp.	99,000	7,438
Amusement & Recreation Services (0.9%)
Disney (Walt) Co. (The)	267,600	7,463
Automotive (0.8%)
Ford Motor Co. †	200,600	1,597
Genuine Parts Co.	120,150	5,266
Beverages (2.3%)
Anheuser-Busch Cos., Inc.	209,900	8,977
Coca-Cola Co. (The)	232,700	9,743
Business Credit Institutions (0.5%)
Fannie Mae	78,400	4,030
Business Services (0.2%)
Cendant Corp.	87,800	1,523
Chemicals & Allied Products (4.0%)
Avon Products, Inc. †	217,300	6,773
Chemtura Corp. †	148,618	1,751
Colgate-Palmolive Co.	184,200	10,518
du Pont (E.I.) de Nemours & Co.	180,100	7,602
International Flavors & Fragrances, Inc.	172,800	5,931
Commercial Banks (9.7%)
Bank of America Corp.	140,138	6,382
Bank of Ireland	213,900	3,960
Citigroup, Inc.	87,859	4,150
Fifth Third Bancorp †	218,100	8,584
JP Morgan Chase & Co.	480,422	20,005
Mellon Financial Corp.	260,180	9,262
Mercantile Bankshares Corp.	76,400	2,938
National City Corp.	100,400	3,504

Northern Trust Corp.	49,000	$2,573
State Street Corp.	142,000	8,581
SunTrust Banks, Inc.	90,100	6,556
Wells Fargo & Co.	52,020	3,323
Communication (1.2%)
Cablevision Systems Corp.-Class A ‡	56,900	1,519
Comcast Corp.-Class A † ‡	219,238	5,735
EchoStar Communications Corp.-Class A ‡	92,100	2,751
Communications Equipment (1.7%)
Lucent Technologies, Inc. † ‡	573,300	1,749
Motorola, Inc.	241,300	5,528
Nokia Corp., ADR †	320,300	6,637
Computer & Data Processing Services (1.3%)
Microsoft Corp.	395,200	10,753
Computer & Office Equipment (3.0%)
Cisco Systems, Inc. ‡	314,800	6,822
Hewlett-Packard Co.	219,185	7,211
International Business Machines Corp.	126,100	10,399
Diversified (1.5%)
Honeywell International, Inc.	281,200	12,027
Electric Services (3.3%)
Duke Energy Corp. †	290,200	8,459
FirstEnergy Corp.	94,050	4,599
Pinnacle West Capital Corp.	46,700	1,826
Progress Energy, Inc. †	140,100	6,162
TECO Energy, Inc. †	96,700	1,559
Xcel Energy, Inc. †	260,200	4,723
Electric, Gas & Sanitary Services (0.9%)
NiSource, Inc.	366,800	7,417
Electronic & Other Electric Equipment (4.4%)
Cooper Industries, Ltd.-Class A	75,907	6,596
General Electric Co.	674,650	23,464
Sony Corp.	127,000	5,866
Electronic Components & Accessories (1.9%)
Analog Devices, Inc.	147,000	5,629
Intel Corp.	198,000	3,831
Texas Instruments, Inc.	121,500	3,945
Tyco International, Ltd.	93,900	2,524
Environmental Services (0.9%)
Waste Management, Inc.	210,162	7,419
Fabricated Metal Products (0.6%)
Fortune Brands, Inc. †	66,100	5,330
Food & Kindred Products (2.5%)
Campbell Soup Co. †	200,200	6,487
General Mills, Inc.	150,100	7,607
Hercules, Inc. ‡	126,200	1,742
HJ Heinz Co.	49,100	1,862
McCormick & Co., Inc.	93,900	3,179

Industrial Machinery & Equipment (1.9%)
Deere & Co.	79,200	$6,261
Eaton Corp.	48,800	3,561
Pall Corp. †	180,100	5,617
Instruments & Related Products (1.7%)
Eastman Kodak Co. †	210,400	5,984
Raytheon Co.	170,100	7,797
Insurance (2.9%)
American International Group, Inc.	107,700	7,118
Chubb Corp.	40,600	3,875
SAFECO Corp.	12,600	633
St. Paul Travelers Cos., Inc. (The)	160,110	6,691
UnumProvident Corp. †	280,200	5,739
Insurance Agents, Brokers & Service (1.6%)
Marsh & McLennan Cos., Inc.	437,700	12,851
Life Insurance (0.9%)
Lincoln National Corp.	130,066	7,100
Lumber & Other Building Materials (0.6%)
Home Depot, Inc. (The)	106,700	4,513
Medical Instruments & Supplies (1.0%)
Baxter International, Inc.	127,400	4,944
Boston Scientific Corp. † ‡	157,200	3,623
Mining (0.7%)
Vulcan Materials Co.	70,100	6,074
Motion Pictures (1.2%)
Time Warner, Inc.	600,500	10,082
Oil & Gas Extraction (3.0%)
Anadarko Petroleum Corp.	70,100	7,081
Royal Dutch Shell PLC-Class A, ADR	188,700	11,748
Schlumberger, Ltd.	49,000	6,202
Paper & Allied Products (3.5%)
Avery Dennison Corp.	120,100	7,023
International Paper Co.	395,293	13,665
Kimberly-Clark Corp.	88,100	5,092
MeadWestvaco Corp.	124,900	3,411
Petroleum Refining (6.1%)
Amerada Hess Corp. †	66,330	9,445
BP PLC, ADR	112,174	7,733
Chevron Corp.	250,250	14,507
Exxon Mobil Corp.	244,938	14,907
Murphy Oil Corp.	64,500	3,213
Pharmaceuticals (7.9%)
Abbott Laboratories	138,100	5,865
Bristol-Myers Squibb Co.	239,500	5,894
Johnson & Johnson	150,100	8,889
Lilly (Eli) & Co.	73,200	4,048
MedImmune, Inc. ‡	139,800	5,114
Merck & Co., Inc.	337,300	11,883

Pfizer, Inc.	356,500	$8,884
Schering-Plough Corp.	227,700	4,324
Wyeth	200,200	9,714
Primary Metal Industries (0.7%)
Alcoa, Inc.	179,400	5,482
Printing & Publishing (3.8%)
CBS Corp.-Class B	175,300	4,204
Dow Jones & Co., Inc. †	182,500	7,172
Knight-Ridder, Inc.	67,800	4,286
New York Times Co.-Class A †	326,300	8,259
Tribune Co.	265,100	7,272
Radio & Television Broadcasting (0.7%)
Viacom, Inc.-Class B ‡	155,300	6,026
Radio, Television & Computer Stores (0.4%)
RadioShack Corp.	168,100	3,233
Railroads (2.2%)
Norfolk Southern Corp.	100,500	5,434
Union Pacific Corp.	136,200	12,714
Regional Mall (0.4%)
Simon Property Group, Inc. †	39,932	3,360
Restaurants (0.3%)
McDonald’s Corp.	79,400	2,728
Rubber & Misc. Plastic Products (1.0%)
Newell Rubbermaid, Inc.	320,300	8,068
Security & Commodity Brokers (2.6%)
Charles Schwab Corp. (The)	536,000	9,225
Morgan Stanley	193,900	12,181
Telecommunications (6.1%)
ALLTEL Corp.	130,100	8,424
AT&T, Inc.	483,040	13,061
Qwest Communications International † ‡	1,230,600	8,368
Sprint Nextel Corp.	360,300	9,310
TELUS Corp.	41,300	1,622
TELUS Corp. Non Voting Shares	39,200	1,517
Verizon Communications, Inc.	230,142	7,839
Tobacco Products (0.5%)
UST, Inc. †	90,100	3,748
Toys, Games & Hobbies (0.9%)
Mattel, Inc.	410,300	7,439
Variety Stores (1.1%)
Wal-Mart Stores, Inc. †	189,900	8,971
Wholesale Trade Nondurable Goods (0.2%)
SYSCO Corp.	61,100	1,958
Total Common Stocks (cost: $642,809)		792,793

	Principal	Value
SECURITY LENDING COLLATERAL (12.5%)
Debt (10.5%)
Bank Notes (0.3%)
Bank of America
4.77%, due 05/16/2006 *	$1,612	$1,612
4.81%, due 08/10/2006 *	1,325	1,325
Certificates Of Deposit (0.7%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	1,440	1,440
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	2,880	2,880
Rabobank Nederland
5.01%, due 05/31/2006 *	1,440	1,440
Commercial Paper (1.7%)
Danske Corp.
4.75%, due 04/07/2006	1,716	1,716
4.79%, due 04/07/2006	2,880	2,880
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	1,440	1,440
Grampian Funding LLC-144A
4.60%, due 04/03/2006	1,140	1,140
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	1,139	1,139
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	1,440	1,440
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	1,440	1,440
4.77%, due 04/25/2006	1,440	1,440
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	1,152	1,152
Euro Dollar Overnight (0.6%)
Royal Bank of Scotland
4.69%, due 04/04/2006	2,880	2,880
4.78%, due 04/06/2006	1,152	1,152
Svenska Handlesbanken
4.85%, due 04/03/2006	624	624
Euro Dollar Terms (4.1%)
Bank of Nova Scotia
4.79%, due 05/10/2006	2,880	2,880
Barclays
4.68%, due 04/28/2006	1,440	1,440
4.79%, due 05/10/2006	4,320	4,320
4.77%, due 05/16/2006	576	576
Calyon
4.75%, due 04/12/2006	2,304	2,304
4.74%, due 05/09/2006	1,440	1,440
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	1,152	1,152
4.70%, due 05/02/2006	1,728	1,728
4.73%, due 05/08/2006	2,016	2,016

Fortis Bank
4.75%, due 04/24/2006	$2,880	$2,880
Royal Bank of Canada
4.77%, due 05/01/2006	1,152	1,152
Royal Bank of Scotland
4.75%, due 04/28/2006	1,152	1,152
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	2,016	2,016
Societe Generale
4.78%, due 05/04/2006	4,320	4,320
4.79%, due 05/10/2006	2,880	2,880
Toronto Dominion Bank
4.72%, due 04/18/2006	1,440	1,440
Repurchase Agreements (3.1%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $2,716 on 04/03/2006	2,715	2,715
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $9,396 on 04/03/2006	9,392	9,392
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $128 on 04/03/2006	128	128
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $10,743 on 04/03/2006	10,738	10,738
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $1,070 on 04/03/2006	1,069	1,069
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $1,235 on 04/03/2006	1,234	1,234

	Shares	Value
Investment Companies (2.0%)
American Beacon Fund
1-day yield of 4.64%	572,984	$573
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	8,028,394	8,028
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	1,612,695	1,613
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	258,463	258
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	6,225,361	6,225
Total Security Lending Collateral (cost: $102,809)		102,809
Total Investment Securities (cost: $748,095) #		$898,824

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $98,631.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $25,710, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $749,122. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $172,481 and $22,779, respectively. Net unrealized appreciation for tax purposes is $149,702.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $9,191 or 1.1% of the net assets of the Fund.

ADR	American Depositary Receipt

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.8%)
Aerospace (0.5%)
General Dynamics Corp.	26,600	$1,702
Air Transportation (0.6%)
Southwest Airlines Co. †	111,100	1,999
Apparel & Accessory Stores (1.5%)
Kohl’s Corp. ‡	89,300	4,734
Beverages (0.7%)
PepsiCo, Inc.	39,500	2,283
Business Services (1.7%)
Cendant Corp.	97,900	1,699
eBay, Inc. ‡	32,200	1,258
First Data Corp.	47,000	2,200
Chemicals & Allied Products (2.1%)
Monsanto Co.	27,300	2,314
Procter & Gamble Co.	49,357	2,844
Reckitt Benckiser PLC	42,700	1,501
Commercial Banks (7.7%)
Anglo Irish Bank Corp. PLC	167,800	2,721
Citigroup, Inc.	116,908	5,522
Erste Bank der Oesterreichischen Sparkassen AG	21,700	1,278
Northern Trust Corp.	52,800	2,772
State Street Corp.	59,700	3,608
UBS AG †	62,600	6,859
UniCredito Italiano SpA (a)	192,100	1,386
Communication (1.9%)
Crown Castle International Corp. ‡	80,000	2,268
Liberty Media Corp.-Class A ‡	431,756	3,545
Communications Equipment (2.5%)
Corning, Inc. ‡	109,200	2,939
Nokia OYJ †	130,400	2,695
QUALCOMM, Inc.	26,800	1,356
Telefonaktiebolaget LM Ericsson-Class B †	252,000	957
Computer & Data Processing Services (9.3%)
Affiliated Computer Services, Inc.-Class A ‡	18,100	1,080
Amdocs, Ltd. ‡	64,900	2,340
Automatic Data Processing, Inc.	80,500	3,677
Google, Inc.-Class A ‡	8,500	3,315
Intuit, Inc. ‡	29,600	1,574
Juniper Networks, Inc. ‡	82,800	1,583
Microsoft Corp.	354,300	9,640
Oracle Corp. ‡	177,000	2,423
Yahoo!, Inc. ‡	101,100	3,261

Computer & Office Equipment (3.1%)
Cisco Systems, Inc. ‡	68,400	$1,482
Dell, Inc. ‡	168,300	5,009
EMC Corp. ‡	239,500	3,264
Department Stores (0.3%)
Wal-Mart de Mexico SA, Sponsored ADR †	33,800	904
Drug Stores & Proprietary Stores (0.6%)
Walgreen Co.	44,300	1,911
Electronic & Other Electric Equipment (5.3%)
General Electric Co.	355,100	12,350
Harman International Industries, Inc.	20,300	2,256
Samsung Electronics Co., Ltd.	2,730	1,770
Electronic Components & Accessories (4.5%)
Analog Devices, Inc.	83,700	3,205
Intel Corp.	101,000	1,954
Marvell Technology Group, Ltd. † ‡	47,400	2,564
Maxim Integrated Products, Inc.	74,000	2,749
Texas Instruments, Inc.	39,100	1,270
Xilinx, Inc.	86,600	2,205
Entertainment (0.5%)
International Game Technology	44,900	1,581
Health Services (2.3%)
Caremark Rx, Inc. ‡	93,200	4,584
Quest Diagnostics, Inc.	53,300	2,734
Hotels & Other Lodging Places (1.3%)
Las Vegas Sands Corp. † ‡	13,300	754
MGM Mirage, Inc. ‡	20,600	888
Wynn Resorts, Ltd. † ‡	30,600	2,352
Industrial Machinery & Equipment (2.0%)
Applied Materials, Inc.	66,200	1,159
Baker Hughes, Inc.	43,800	2,996
Deere & Co.	25,600	2,024
Instruments & Related Products (2.8%)
Alcon, Inc.	11,400	1,189
Danaher Corp.	88,400	5,618
Garmin, Ltd. †	22,700	1,803
Insurance (5.2%)
American International Group, Inc.	84,500	5,585
UnitedHealth Group, Inc.	142,600	7,966
WellPoint, Inc. ‡	34,000	2,633
Insurance Agents, Brokers & Service (1.9%)
Hartford Financial Services Group, Inc. (The)	24,700	1,990
Humana, Inc. ‡	45,300	2,385
Marsh & McLennan Cos., Inc.	55,500	1,629
Life Insurance (0.5%)
Prudential Financial, Inc.	18,900	1,433
Lumber & Other Building Materials (1.3%)
Home Depot, Inc. (The)	98,700	4,175

Management Services (1.6%)
Accenture, Ltd.-Class A	169,800	$5,106
Medical Instruments & Supplies (2.5%)
Medtronic, Inc.	67,200	3,410
St. Jude Medical, Inc. ‡	28,000	1,148
Stryker Corp.	22,400	993
Zimmer Holdings, Inc. ‡	31,000	2,096
Metal Mining (1.2%)
BHP Billiton, Ltd.	184,700	3,688
Mortgage Bankers & Brokers (0.7%)
Countrywide Financial Corp.	57,700	2,118
Motion Pictures (0.7%)
Discovery Holding Co.-Class A † ‡	51,245	769
Time Warner, Inc.	76,600	1,286
Oil & Gas Extraction (1.7%)
Schlumberger, Ltd.	43,100	5,455
Personal Credit Institutions (1.3%)
SLM Corp.	78,300	4,067
Petroleum Refining (2.8%)
Exxon Mobil Corp.	48,890	2,975
Murphy Oil Corp.	38,100	1,898
Total SA	14,300	3,767
Pharmaceuticals (6.8%)
Amgen, Inc. ‡	65,900	4,794
Genentech, Inc. ‡	25,500	2,155
Gilead Sciences, Inc. ‡	36,500	2,271
Johnson & Johnson	30,300	1,794
Novartis AG	69,900	3,878
Pfizer, Inc.	78,395	1,954
Roche Holding AG-Genusschein	13,800	2,050
Sepracor, Inc. † ‡	21,600	1,054
Wyeth	28,000	1,358
Radio & Television Broadcasting (1.9%)
Grupo Televisa SA, Sponsored ADR	58,400	1,162
Univision Communications, Inc.-Class A ‡	68,600	2,365
Viacom, Inc.-Class B ‡	62,900	2,440
Radio, Television & Computer Stores (0.4%)
Best Buy Co., Inc.	21,250	1,188
Residential Building Construction (0.6%)
Lennar Corp.-Class A †	29,400	1,775
Retail Trade (0.8%)
Petsmart, Inc.	85,100	2,395
Rubber & Misc. Plastic Products (0.8%)
NIKE, Inc.-Class B	29,500	2,510
Security & Commodity Brokers (5.9%)
American Express Co.	100,000	5,255
Charles Schwab Corp. (The)	141,000	2,427
E*TRADE Financial Corp. ‡	57,900	1,562

Franklin Resources, Inc.	16,700	$1,574
Goldman Sachs Group, Inc. (The)	11,400	1,789
Legg Mason, Inc.	14,200	1,780
Merrill Lynch & Co., Inc.	40,400	3,182
TD Ameritrade Holding Corp. ‡	45,300	945
Shoe Stores (0.3%)
Inditex SA	20,900	805
Telecommunications (2.2%)
America Movil SA de CV-Class L, ADR	85,600	2,933
Rogers Communications, Inc.-Class B †	47,700	1,820
TELUS Corp.	23,700	931
TELUS Corp. Non Voting Shares	27,100	1,049
Variety Stores (2.9%)
Target Corp.	42,700	2,221
Wal-Mart Stores, Inc.	147,300	6,958
Water Transportation (1.0%)
Carnival Corp.	65,300	3,093
Wholesale Trade Nondurable Goods (0.6%)
SYSCO Corp.	60,100	1,926
Total Common Stocks (cost: $248,075)		301,873

	Principal	Value
SECURITY LENDING COLLATERAL (6.7%)
Debt (5.6%)
Bank Notes (0.2%)
Bank of America
4.77%, due 05/16/2006 *	$326	$326
4.81%, due 08/10/2006 *	268	268
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	291	291
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	583	583
Rabobank Nederland
5.01%, due 05/31/2006 *	291	291
Commercial Paper (0.9%)
Danske Corp.
4.75%, due 04/07/2006	347	347
4.79%, due 04/07/2006	583	583
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	291	291
Grampian Funding LLC-144A
4.60%, due 04/03/2006	231	231
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	230	230
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	291	291

Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	$291	$291
4.77%, due 04/25/2006	291	291
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	233	233
Euro Dollar Overnight (0.3%)
Royal Bank of Scotland
4.69%, due 04/04/2006	583	583
4.78%, due 04/06/2006	233	233
Svenska Handlesbanken
4.85%, due 04/03/2006	126	126
Euro Dollar Terms (2.2%)
Bank of Nova Scotia
4.79%, due 05/10/2006	583	583
Barclays
4.68%, due 04/28/2006	291	291
4.79%, due 05/10/2006	874	874
4.77%, due 05/16/2006	116	116
Calyon
4.75%, due 04/12/2006	466	466
4.74%, due 05/09/2006	291	291
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	233	233
4.70%, due 05/02/2006	349	349
4.73%, due 05/08/2006	408	408
Fortis Bank
4.75%, due 04/24/2006	583	583
Royal Bank of Canada
4.77%, due 05/01/2006	233	233
Royal Bank of Scotland
4.75%, due 04/28/2006	233	233
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	408	408
Societe Generale
4.78%, due 05/04/2006	874	874
4.79%, due 05/10/2006	583	583
Toronto Dominion Bank
4.72%, due 04/18/2006	291	291
Repurchase Agreements (1.6%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $549 on 04/03/2006	549	549
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $1,901 on 04/03/2006	1,900	1,900
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $26 on 04/03/2006	26	26
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $2,173 on 04/03/2006	2,172	2,172
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $250 on 04/03/2006	250	250
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $216 on 04/03/2006	216	216

	Shares	Value
Investment Companies (1.1%)
American Beacon Fund
1-day yield of 4.64%	115,899	$116
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	1,623,918	1,624
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	326,203	326
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	52,280	52
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	1,259,215	1,259
Total Security Lending Collateral (cost: $20,795)		20,795
Total Investment Securities (cost: $268,870) #		$322,668

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $19,938.
‡	Non-income producing.
(a)	Passive Foreign Investment Company.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $5,200, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $270,005. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $55,832 and $3,169, respectively. Net unrealized appreciation for tax purposes is $52,663.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $1,858 or 0.6% of the net assets of the Fund.

ADR	American Depositary Receipt

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.4%)
Air Transportation (1.3%)
Airtran Holdings, Inc. ‡ †	21,500	$389
Republic Airways Holdings, Inc. ‡	77,100	1,142
Skywest, Inc.	104,900	3,070
Amusement & Recreation Services (1.2%)
International Speedway Corp.-Class A	3,500	178
Station Casinos, Inc.	36,500	2,897
WMS Industries, Inc. ‡ †	35,800	1,078
Apparel & Accessory Stores (1.4%)
Charlotte Russe Holding, Inc. ‡	8,900	190
Christopher & Banks Corp.	30,800	715
Citi Trends, Inc. ‡ †	17,300	688
Pacific Sunwear of California, Inc. ‡ †	65,993	1,462
Ross Stores, Inc.	20,100	587
Urban Outfitters, Inc. ‡ †	54,600	1,340
Apparel Products (0.8%)
Gymboree Corp. ‡	43,200	1,125
Quiksilver, Inc. ‡ †	114,600	1,588
Auto Repair, Services & Parking (0.3%)
Dollar Thrifty Automotive Group ‡	20,100	913
Automotive (1.1%)
LKQ Corp. ‡	15,500	323
Oshkosh Truck Corp.	55,622	3,462
Automotive Dealers & Service Stations (1.2%)
MarineMax, Inc. ‡ †	42,100	1,411
O’Reilly Automotive, Inc. ‡	76,400	2,793
Beverages (0.1%)
Boston Beer Co., Inc.-Class A ‡	7,800	203
Business Services (3.7%)
Administaff, Inc.	3,800	207
Aptimus, Inc. ‡ †	41,100	265
ChoicePoint, Inc. ‡	41,300	1,848
Computer Programs & Systems, Inc.	84,800	4,240
Getty Images, Inc. ‡	20,100	1,505
Heartland Payment Systems, Inc. ‡ †	12,600	312
Iron Mountain, Inc. ‡	31,850	1,298
Jupitermedia Corp. ‡	64,100	1,153
MoneyGram International, Inc.	44,300	1,361
WebSideStory, Inc. ‡ †	26,800	461
Chemicals & Allied Products (0.0%)
Parlux Fragrances, Inc. ‡ †	5,400	174

Commercial Banks (2.2%)
Boston Private Financial Holdings, Inc.	30,000	$1,014
CapitalSource, Inc. †	14,361	357
East-West Bancorp, Inc.	50,500	1,947
Investors Financial Services Corp. ˜	17,000	797
Pinnacle Financial Partners, Inc. ‡	12,000	329
PrivateBancorp, Inc.	8,600	357
SVB Financial Group ‡ †	18,900	1,003
UCBH Holdings, Inc.	79,100	1,497
Virginia Commerce Bancorp ‡	5,100	183
Communication (0.7%)
Global Payments, Inc.	42,520	2,254
Syniverse Holdings, Inc. ‡	15,200	240
Communications Equipment (1.1%)
Inter-Tel, Inc.	63,700	1,366
Plantronics, Inc.	34,200	1,212
Polycom, Inc. ‡	15,312	332
Powerwave Technologies, Inc. ‡ †	57,500	776
Computer & Data Processing Services (12.8%)
Activision, Inc. ‡	96,410	1,329
Actuate Corp. ‡	175,400	745
Agile Software Corp. ‡	81,800	624
Avocent Corp. ‡	14,050	446
Blue Coat Systems, Inc. ‡ †	38,900	846
CACI International, Inc.-Class A ‡	25,600	1,683
CNET Networks, Inc. ‡	94,500	1,343
Cognex Corp.	46,000	1,363
Cognizant Technology Solutions Corp. ‡	27,500	1,636
Cybersource Corp. ‡	100,400	1,120
Digital Insight Corp. ‡	40,300	1,467
Digital River, Inc. ‡ †	12,400	541
Epicor Software Corp. ‡	36,700	493
F5 Networks, Inc. ‡	33,300	2,414
Factset Research Systems, Inc.	27,450	1,217
Fair Isaac Corp.	52,234	2,069
Filenet Corp. ‡	19,700	532
Global Cash Access, Inc. ‡	31,800	557
Hyperion Solutions Corp. ‡	65,950	2,150
Informatica Corp. ‡	101,700	1,581
Inforte Corp. ‡	256,400	1,123
Jack Henry & Associates, Inc.	37,700	862
Kenexa Corp. ‡	58,000	1,783
MatrixOne, Inc. ‡	175,100	1,254
MTC Technologies, Inc. ‡	45,800	1,282
NAVTEQ Corp. ‡	20,100	1,018
NCI, Inc.-Class A ‡	120,900	1,693
Ninetowns Digital World Trade Holdings, Ltd., ADR ‡	13,200	71
Open Solutions, Inc. ‡ †	22,300	609
Packeteer, Inc. ‡	87,300	1,013
Quest Software, Inc. ‡	36,000	601
Radiant Systems, Inc. ‡	95,750	1,295
Red Hat, Inc. ‡ †	54,000	1,511

RightNow Technologies, Inc. ‡ †	72,800	$1,155
SI International, Inc. ‡	10,300	362
SRA International, Inc.-Class A ‡	61,800	2,332
Taleo Corp.-Class A ‡	67,200	877
Websense, Inc. ‡	42,400	1,169
Computer & Office Equipment (1.2%)
Rackable Systems, Inc. ‡	8,500	449
ScanSource, Inc. ‡	23,400	1,414
Symbol Technologies, Inc.	26,000	275
Zebra Technologies Corp.-Class A ‡ †	43,525	1,946
Construction (0.6%)
Insituform Technologies, Inc.-Class A ‡ †	26,400	702
MDC Holdings, Inc. †	19,895	1,279
Drug Stores & Proprietary Stores (0.2%)
Drugstore.Com, Inc. ‡	179,400	554
Educational Services (1.6%)
Corinthian Colleges, Inc. ‡	28,200	406
Education Management Corp. ‡	65,900	2,741
ITT Educational Services, Inc. ‡	39,600	2,536
Electronic & Other Electric Equipment (0.9%)
Aeroflex, Inc. ‡	168,500	2,313
Harman International Industries, Inc.	7,000	778
Electronic Components & Accessories (7.9%)
Advanced Energy Industries, Inc. ‡	110,200	1,557
ATMI, Inc. ‡	31,200	942
Ceradyne, Inc. ‡ †	46,200	2,305
Color Kinetics, Inc. ‡ †	101,900	2,158
Cymer, Inc. ‡ †	39,600	1,799
Dolby Laboratories, Inc.-Class A ‡	29,900	625
Exar Corp. ‡	41,700	595
Integrated Device Technology, Inc. ‡	53,820	800
Integrated Silicon Solutions, Inc. ‡	68,700	456
Intersil Corp.-Class A	63,760	1,844
Mercury Computer Systems, Inc. ‡	17,700	287
Micrel, Inc. ‡	53,300	790
Microchip Technology, Inc.	6,637	241
Microsemi Corp. ‡	50,000	1,455
Omnivision Technologies, Inc. ‡ †	30,900	933
ON Semiconductor Corp. ‡ †	201,800	1,465
Pericom Semiconductor Corp. ‡	32,100	316
Semtech Corp. ‡ †	68,700	1,229
Silicon Storage Technology, Inc. ‡	80,200	351
Spansion LLC-Class A ‡	18,300	271
Tessera Technologies, Inc. ‡ †	27,300	876
Triquint Semiconductor, Inc. ‡	27,261	134
TTM Technologies, Inc. ‡	157,000	2,275
Varian Semiconductor Equipment Associates, Inc. ‡	60,450	1,697
Virage Logic Corp. ‡	62,900	679
Zoran Corp. ‡	60,382	1,321

Environmental Services (0.8%)
Stericycle, Inc. ‡	23,600	$1,596
Waste Connections, Inc. ‡ †	31,950	1,272
Fabricated Metal Products (0.3%)
Simpson Manufacturing Co., Inc.	22,600	979
Furniture & Home Furnishings Stores (0.3%)
Williams-Sonoma, Inc. ‡ †	22,000	933
Health Services (4.7%)
Amedisys, Inc. ‡ †	31,500	1,095
Amsurg Corp. ‡	13,100	297
Community Health Systems, Inc. ‡	22,000	795
Coventry Health Care, Inc. ‡	35,750	1,930
DaVita, Inc. ‡	46,400	2,794
Gentiva Health Services, Inc. ‡	34,000	619
LCA-Vision, Inc. †	7,600	381
LifePoint Hospitals, Inc. ‡	25,700	799
Manor Care, Inc.	20,100	891
Matria Healthcare, Inc. ‡	34,150	1,296
Omnicare, Inc. †	35,500	1,952
Option Care, Inc.	19,400	274
Symbion, Inc. ‡ †	47,600	1,078
Triad Hospitals, Inc. ‡	15,100	633
United Surgical Partners International, Inc. ‡	40,300	1,427
Holding & Other Investment Offices (1.0%)
Affiliated Managers Group ‡ †	29,900	3,188
Harris & Harris Group, Inc. ‡	12,200	170
Hotels & Other Lodging Places (0.2%)
Orient-Express Hotels, Ltd.	21,000	824
Industrial Machinery & Equipment (1.8%)
Actuant Corp.-Class A †	43,900	2,688
Entegris, Inc. ‡	64,700	688
FMC Technologies, Inc. ‡	19,100	978
Kaydon Corp.	8,600	347
Oil States International, Inc. ‡ †	38,500	1,419
Instruments & Related Products (2.9%)
Anaren, Inc. ‡	14,800	288
Cohu, Inc.	35,100	745
Dionex Corp. ‡	6,150	378
DRS Technologies, Inc.	7,910	434
FLIR Systems, Inc. ‡	71,100	2,020
Fossil, Inc. ‡ †	45,512	846
Herley Industries, Inc. ‡ †	10,400	217
II-VI, Inc. ‡	30,500	552
Input/Output, Inc. ‡	25,500	248
Itron, Inc. ‡ †	25,200	1,508
Mine Safety Appliances Co.	33,400	1,403
Sonic Solutions, Inc. ‡ †	10,700	194
Teledyne Technologies, Inc. ‡	11,000	392
United Industrial Corp./New York	3,000	183
Varian, Inc. ‡	14,600	601

Insurance (0.9%)
Healthspring, Inc. ‡	5,900	$110
Max Reinsurance Capital, Ltd.	27,600	657
Stancorp Financial Group, Inc.	34,800	1,883
Triad Guaranty, Inc. ‡ †	7,600	356
Insurance Agents, Brokers & Service (0.3%)
Brown & Brown, Inc.	30,000	996
Leather & Leather Products (0.2%)
Timberland Co.-Class A ‡	19,400	664
Lumber & Other Building Materials (0.1%)
Beacon Roofing Supply, Inc. ‡	5,100	207
Drew Industries, Inc. ‡	4,700	167
Management Services (2.4%)
Corporate Executive Board Co.	43,400	4,379
Digitas, Inc. ‡	39,900	575
Navigant Consulting, Inc. ‡	58,300	1,245
Resources Connection, Inc. ‡	90,300	2,249
Manufacturing Industries (0.7%)
Daktronics, Inc.	9,500	347
Shuffle Master, Inc. ‡ †	57,650	2,060
Medical Instruments & Supplies (7.1%)
American Medical Systems Holdings, Inc. ‡ †	43,900	988
Armor Holdings, Inc. ‡ †	21,500	1,253
Arthocare Corp. ‡ †	36,500	1,745
Aspect Medical Systems, Inc. ‡ †	73,000	2,003
Cyberoptics Corp. ‡	160,500	2,403
DENTSPLY International, Inc.	14,500	843
Hologic, Inc. ‡	57,400	3,177
ICU Medical, Inc. ‡ †	31,600	1,144
Integra LifeSciences Holdings Corp. ‡ †	25,600	1,049
Kyphon, Inc. ‡ †	42,600	1,585
Mentor Corp.	9,400	426
Merit Medical Systems, Inc. ‡	34,700	417
Orbotech, Ltd. ‡	33,200	818
Respironics, Inc. ‡	62,600	2,436
SonoSite, Inc. ‡	4,200	171
Steris Corp.	57,400	1,417
Techne Corp. ‡	18,300	1,101
Thoratec Corp. ‡	61,500	1,185
Wright Medical Group, Inc. ‡ †	17,000	336
Mining (0.0%)
Florida Rock Industries, Inc.	3,500	197
Motion Pictures (1.0%)
Avid Technology, Inc. ‡ †	64,479	2,802
Macrovision Corp. ‡	34,500	764
Oil & Gas Extraction (5.9%)
Atwood Oceanics, Inc. ‡	5,500	556
Bill Barrett Corp. ‡ †	58,600	1,910
Bois d’Arc Energy, Inc. ‡ †	48,400	806
Bronco Drilling Co., Inc. ‡	5,900	155

Cabot Oil & Gas Corp.	43,600	$2,090
Comstock Resources, Inc. ‡	86,100	2,556
Forest Oil Corp. ‡	25,600	952
Global Industries, Ltd. ‡	58,900	853
Grey Wolf, Inc. ‡ †	51,800	385
Helix Energy Solutions Group, Inc. ‡ †	58,200	2,206
Helmerich & Payne, Inc.	12,100	845
KCS Energy, Inc. ‡	12,200	317
Mariner Energy, Inc. ‡ †	20,718	425
Patterson-UTI Energy, Inc.	45,800	1,464
Petroleum Development Corp. ‡	8,100	367
SEACOR Holdings, Inc. ‡	5,200	412
Stolt Offshore SA, Sponsored ADR ‡	26,100	404
Stone Energy Corp. ‡	20,100	887
Tetra Technologies, Inc. ‡	17,600	828
Todco-Class A ‡	5,700	225
Unit Corp. ‡	33,000	1,840
Personal Services (0.5%)
Jackson Hewitt Tax Service, Inc.	51,000	1,611
Pharmaceuticals (6.9%)
Alkermes, Inc. ‡ †	45,400	1,001
Amylin Pharmaceuticals, Inc. ‡ †	17,000	832
BioMarin Pharmaceuticals, Inc. ‡	32,500	436
Cephalon, Inc. ‡ †	8,014	483
Charles River Laboratories International, Inc. ‡ †	10,300	505
Digene Corp. ‡ †	51,300	2,006
Henry Schein, Inc. ‡ †	10,600	507
Idexx Laboratories, Inc. ‡	9,600	829
Immucor, Inc. ‡	21,800	625
InterMune, Inc. ‡ †	20,900	387
Invitrogen Corp. ‡	22,300	1,564
Martek Biosciences Corp. ‡ †	15,000	492
Medicines Co. ‡	74,000	1,522
Medicis Pharmaceutical Corp.-Class A †	54,900	1,790
Meridian Bioscience, Inc.	13,400	362
Myogen, Inc. ‡	41,700	1,511
Neurocrine Biosciences, Inc. ‡ †	25,600	1,652
Noven Pharmaceuticals, Inc. ‡	64,000	1,153
Onyx Pharmaceuticals, Inc. ‡ †	13,700	360
Panacos Pharmaceuticals, Inc. ‡	61,100	462
PDL BioPharma, Inc. ‡	67,600	2,217
Rigel Pharmaceuticals, Inc. ‡	45,500	523
Salix Pharmaceuticals, Ltd. ‡	64,923	1,072
Taro Pharmaceuticals Industries ‡ †	18,200	254
Valeant Pharmaceuticals International	20,300	322
Vertex Pharmaceuticals, Inc. ‡ †	25,150	920
Vion Pharmaceuticals, Inc. ‡	91,100	206
Primary Metal Industries (0.4%)
Lone Star Technologies, Inc. ‡	3,300	183
NS Group, Inc. ‡	3,900	179
Steel Dynamics, Inc.	16,500	936

Radio & Television Broadcasting (0.2%)
Entercom Communications Corp.	10,900	$304
Gray Television, Inc.	38,700	325
Triple Crown Media, Inc. ‡	3,870	23
Radio, Television & Computer Stores (0.2%)
GameStop Corp.-Class A ‡ †	12,100	570
Research & Testing Services (2.7%)
Advisory Board Co. (The) ‡	66,000	3,681
Exelixis, Inc. ‡	26,400	317
Gen-Probe, Inc. ‡	29,600	1,632
Incyte Corp. ‡	98,900	595
iRobot Corp. ‡ †	19,000	528
Pharmaceutical Product Development, Inc. †	54,200	1,876
Senomyx, Inc. ‡	39,900	657
Residential Building Construction (0.2%)
Toll Brothers, Inc. ‡ †	21,000	727
Restaurants (2.3%)
BJ’s Restaurants, Inc. ‡	57,500	1,552
CEC Entertainment, Inc. ‡	13,400	450
Cheesecake Factory (The) ‡ †	26,800	1,004
PF Chang’s China Bistro, Inc. ‡ †	33,500	1,651
Rare Hospitality International, Inc. ‡	58,275	2,030
Sonic Corp. ‡	40,762	1,432
Retail Trade (3.2%)
AC Moore Arts & Crafts, Inc. ‡ †	105,100	1,934
Coldwater Creek, Inc. ‡	93,150	2,590
Hibbett Sporting Goods, Inc. ‡	70,300	2,319
Michaels Stores, Inc.	29,300	1,101
Nutri/System, Inc. ‡ †	3,900	185
Sportsman’s Guide (The), Inc. ‡	57,900	1,534
Zumiez, Inc. ‡ †	20,800	1,271
Rubber & Misc. Plastic Products (0.3%)
Applied Films Corp. ‡	17,200	334
Trex Co., Inc. ‡ †	21,500	682
Security & Commodity Brokers (1.3%)
Eaton Vance Corp.	38,100	1,043
Greenhill & Co., Inc. †	15,600	1,031
IntercontinentalExchange, Inc. ‡	12,900	891
optionsXpress Holdings, Inc.	5,900	172
Raymond James Financial, Inc. †	52,050	1,539
Social Services (0.6%)
Bright Horizons Family Solutions, Inc. ‡	49,800	1,929
Stone, Clay & Glass Products (0.4%)
Gentex Corp.	73,200	1,278
Telecommunications (1.0%)
Adtran, Inc.	52,400	1,372
NII Holdings, Inc.-Class B ‡	26,400	1,557
Wireless Facilities, Inc. ‡	173,400	697

Transportation & Public Utilities (0.9%)
UTI Worldwide, Inc.	104,100	$3,290
Transportation Equipment (0.4%)
Thor Industries, Inc.	27,100	1,446
Trucking & Warehousing (1.3%)
Forward Air Corp.	31,500	1,175
Old Dominion Freight Line, Inc. ‡	72,675	1,959
US Xpress Enterprises, Inc.-Class A ‡	31,000	604
Werner Enterprises, Inc.	40,600	746
Variety Stores (0.1%)
Fred’s, Inc. †	26,250	348
Wholesale Trade Durable Goods (1.9%)
Cytyc Corp. ‡	49,400	1,392
Insight Enterprises, Inc. ‡	29,700	654
Interline Brands, Inc. ‡	7,300	184
Patterson Cos., Inc. ‡ †	23,900	841
Reliance Steel & Aluminum Co.	3,600	338
SCP Pool Corp. †	38,687	1,815
Symyx Technologies, Inc. ‡	50,900	1,412
Wholesale Trade Nondurable Goods (1.7%)
SunOpta, Inc. ‡ †	193,500	1,666
Tractor Supply Co. ‡ †	33,300	2,209
United Natural Foods, Inc. ‡ †	54,900	1,920
Total Common Stocks (cost: $258,523)		336,706

	Principal	Value
SECURITY LENDING COLLATERAL (22.7%)
Debt (19.0%)
Bank Notes (0.6%)
Bank of America
4.77%, due 05/16/2006 *	$1,234	$1,234
4.81%, due 08/10/2006 *	1,013	1,013
Certificates Of Deposit (1.3%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	1,102	1,102
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	2,203	2,203
Rabobank Nederland
5.01%, due 05/31/2006 *	1,102	1,102
Commercial Paper (3.0%)
Danske Corp.
4.75%, due 04/07/2006	1,313	1,313
4.79%, due 04/07/2006	2,203	2,203
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	1,102	1,102
Grampian Funding LLC-144A
4.60%, due 04/03/2006	872	872
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	872	872

Paradigm Funding LLC-144A
4.72%, due 04/11/2006	$1,102	$1,102
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	1,102	1,102
4.77%, due 04/25/2006	1,102	1,102
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	881	881
Euro Dollar Overnight (1.0%)
Royal Bank of Scotland
4.69%, due 04/04/2006	2,203	2,203
4.78%, due 04/06/2006	881	881
Svenska Handlesbanken
4.85%, due 04/03/2006	478	478
Euro Dollar Terms (7.5%)
Bank of Nova Scotia
4.79%, due 05/10/2006	2,203	2,203
Barclays
4.68%, due 04/28/2006	1,102	1,102
4.79%, due 05/10/2006	3,305	3,305
4.77%, due 05/16/2006	441	441
Calyon
4.75%, due 04/12/2006	1,763	1,763
4.74%, due 05/09/2006	1,102	1,102
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	881	881
4.70%, due 05/02/2006	1,322	1,322
4.73%, due 05/08/2006	1,542	1,542
Fortis Bank
4.75%, due 04/24/2006	2,203	2,203
Royal Bank of Canada
4.77%, due 05/01/2006	881	881
Royal Bank of Scotland
4.75%, due 04/28/2006	881	881
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	1,542	1,542
Societe Generale
4.78%, due 05/04/2006	3,305	3,305
4.79%, due 05/10/2006	2,203	2,203
Toronto Dominion Bank
4.72%, due 04/18/2006	1,102	1,102
Repurchase Agreements (5.6%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $2,078 on 04/03/2006	2,077	2,077
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $7,189 on 04/03/2006	7,186	7,186
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $98 on 04/03/2006	98	98
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $8,219 on 04/03/2006	8,216	8,216

Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $945 on 04/03/2006	$944	$944
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $818 on 04/03/2006	818	818

	Shares	Value
Investment Companies (3.7%)
American Beacon Fund
1-day yield of 4.64%	438,380	$438
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	6,142,381	6,142
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	1,233,844	1,234
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	197,745	198
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	4,762,912	4,763
Total Security Lending Collateral (cost: $78,657)		78,657
Total Investment Securities (cost: $337,180) #		$415,363

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $75,670.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $19,670, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
˜	Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $339,545. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $82,990 and $7,172, respectively. Net unrealized appreciation for tax purposes is $75,818.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $7,033 or 2.0% of the net assets of the Fund.

ADR	American Depositary Receipt

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.9%)
Australia (0.9%)
Alumina, Ltd.	288,357	$1,524
National Australia Bank, Ltd.	131,727	3,541
Bermuda (0.5%)
Weatherford International, Ltd. ‡	68,000	3,111
Brazil (0.8%)
Cia Vale do Rio Doce, ADR	29,680	1,440
Empresa Brasileira de Aeronautica SA, ADR	40,580	1,495
Tele Norte Leste Participacoes SA, ADR †	121,300	2,023
Canada (0.8%)
Alcan, Inc.	47,470	2,174
BCE, Inc. †	116,990	2,815
Cayman Islands (0.9%)
ACE, Ltd.	61,040	3,175
XL Capital, Ltd.-Class A †	37,560	2,408
Denmark (0.5%)
Vestas Wind Systems A/S ‡ †	121,470	3,024
Finland (1.3%)
Stora Enso OYJ-Class R †	249,470	3,834
UPM-Kymmene OYJ †	161,840	3,819
France (3.9%)
Accor SA	47,690	2,745
AXA	116,760	4,092
France Telecom SA †	127,800	2,870
Michelin (C.G.D.E.)-Class B	38,664	2,426
Sanofi-Aventis	40,625	3,859
Suez SA, ADR	67,680	2,670
Total SA	10,637	2,802
Valeo SA	42,693	1,783
Germany (3.0%)
BASF AG, ADR	28,960	2,270
Bayerische Motoren Werke AG	56,830	3,126
Deutsche Post AG	179,890	4,504
E.ON AG, ADR	77,460	2,835
Muenchener Rueckversicherungs AG	12,400	1,756
Siemens AG	33,390	3,113
Hong Kong (0.7%)
Cheung Kong Holdings, Ltd. (a)	256,000	2,713
Hutchison Whampoa, Ltd.	186,000	1,705
Israel (0.3%)
Check Point Software Technologies, Ltd. ‡	101,635	2,035

Italy (1.2%)
ENI SpA, ADR †	65,505	$3,732
UniCredito Italiano SpA (a)	491,147	3,544
Japan (5.8%)
East Japan Railway Co.	394	2,912
Fuji Photo Film Co., Ltd.	54,300	1,809
Hitachi, Ltd.	327,000	2,309
KDDI Corp.	384	2,047
Konica Minolta Holdings, Inc. ‡	222,500	2,832
Mabuchi Motor Co., Ltd. †	37,100	1,905
Nintendo Co., Ltd.	29,500	4,400
Nippon Telegraph & Telephone Corp.	591	2,529
Nomura Holdings, Inc.	100,400	2,234
Olympus Corp.	91,300	2,677
Sompo Japan Insurance, Inc.	248,000	3,588
Sony Corp., ADR	49,120	2,263
Takeda Pharmaceutical Co., Ltd.	53,400	3,037
Mexico (0.5%)
Telefonos de Mexico SA de CV-Class L, ADR	120,290	2,704
Netherlands (2.5%)
Akzo Nobel NV, ADR	43,220	2,280
ING Groep NV	93,580	3,692
ING Groep NV, ADR	10,730	423
Koninklijke Philips Electronics NV †	106,200	3,584
Reed Elsevier NV	242,170	3,467
VNU NV †	44,540	1,446
Norway (0.8%)
Telenor ASA	418,250	4,493
Portugal (0.6%)
Portugal Telecom SGPS SA	312,630	3,787
Singapore (0.6%)
DBS Group Holdings, Ltd.	300,000	3,022
DBS Group Holdings, Ltd., ADR	5,190	209
South Korea (2.5%)
Kookmin Bank, ADR	35,850	3,066
Korea Electric Power Corp., ADR †	73,030	1,577
KT Corp., ADR †	125,545	2,674
Samsung Electronics Co., Ltd., GDR-144A	19,150	6,257
SK Telecom Co., Ltd., ADR †	55,925	1,319
Spain (1.9%)
Banco Santander Central Hispano SA	262,021	3,821
Iberdrola SA	52,135	1,681
Repsol YPF SA	113,591	3,222
Telefonica SA	158,316	2,481
Sweden (3.0%)
Atlas Copco AB-Class A †	157,660	4,430
Electrolux AB-Class B	84,540	2,424
Nordic Baltic Holding, FDR	316,590	3,923
Securitas AB-Class B †	150,610	2,899

Svenska Cellulosa AB-Class B	59,860	$2,627
Volvo AB-Class B †	30,480	1,426
Switzerland (2.8%)
Lonza Group AG †	47,580	3,253
Nestle SA, ADR †	38,840	2,876
Novartis AG, ADR	69,520	3,854
Swiss Reinsurance (a)	46,590	3,248
UBS AG	28,800	3,156
UBS AG-Registered	3,110	342
Taiwan (0.4%)
Chunghwa Telecom Co., Ltd., ADR	130,290	2,552
United Kingdom (10.4%)
Alliance Unichem PLC	165,290	2,569
BAE Systems PLC	634,180	4,628
Boots Group PLC	161,560	2,016
BP PLC, ADR	57,330	3,952
British Sky Broadcasting PLC	302,790	2,836
Cadbury Schweppes PLC	313,830	3,114
Compass Group PLC	929,970	3,682
GlaxoSmithKline PLC	147,677	3,855
Group 4 Securicor PLC	907,990	2,981
HSBC Holdings PLC	143,692	2,405
HSBC Holdings PLC, ADR †	2,410	202
National Grid PLC	223,239	2,217
Pearson PLC	194,220	2,688
Rentokil Initial PLC	856,290	2,317
Rolls-Royce Group PLC ‡	474,870	3,772
Royal Bank of Scotland Group PLC	121,080	3,934
Royal Dutch Shell PLC-Class B	112,472	3,652
Smiths Group PLC	157,630	2,688
Standard Chartered PLC	80,540	2,001
Unilever PLC	239,099	2,443
Vodafone Group PLC	1,790,060	3,741
United States (50.3%)
Adobe Systems, Inc. ‡	108,950	3,805
Akamai Technologies, Inc. ‡ †	75,000	2,467
American Tower Corp.-Class A ‡	200,000	6,064
Apple Computer, Inc. ‡	189,270	11,871
BJ Services Co.	48,250	1,669
Chesapeake Energy Corp. †	86,000	2,701
Clorox Co.	113,600	6,799
Coach, Inc. ‡	220,000	7,608
Corning, Inc. ‡	331,000	8,907
Danaher Corp. †	98,790	6,278
Disney (Walt) Co. (The)	176,000	4,909
E*TRADE Financial Corp. ‡	247,000	6,664
Emerson Electric Co.	43,760	3,660
Fortune Brands, Inc.	58,000	4,677
General Electric Co.	213,980	7,442
Genzyme Corp. ‡	86,000	5,781
Goldman Sachs Group, Inc. (The)	55,060	8,642

Harman International Industries, Inc.	29,000	$3,223
Intel Corp.	256,190	4,957
International Game Technology †	340,000	11,975
ITT Industries, Inc.	59,480	3,344
Johnson Controls, Inc.	90,590	6,878
JP Morgan Chase & Co.	268,000	11,160
Kellogg Co.	135,390	5,963
Linear Technology Corp. †	186,000	6,525
Marathon Oil Corp.	145,000	11,045
Medtronic, Inc.	112,290	5,699
Microsoft Corp.	255,410	6,950
Morgan Stanley	147,910	9,292
National Oilwell Varco, Inc. ‡	77,000	4,937
PepsiCo, Inc.	107,000	6,184
Procter & Gamble Co.	142,900	8,234
Prudential Financial, Inc.	76,900	5,830
Quest Diagnostics, Inc.	55,000	2,821
Sirf Technology Holdings, Inc. ‡	50,000	1,771
Sprint Nextel Corp.	135,000	3,488
St. Jude Medical, Inc. ‡	130,000	5,330
T. Rowe Price Group, Inc.	105,030	8,214
Telik, Inc. ‡ †	96,330	1,865
United Technologies Corp.	165,000	9,565
UnitedHealth Group, Inc.	81,000	4,525
Verizon Communications, Inc.	95,000	3,236
Vertex Pharmaceuticals, Inc. ‡ †	126,520	4,629
Viacom, Inc.-Class B ‡	161,615	6,271
Vulcan Materials Co.	47,000	4,073
W.R. Berkley Corp.	160,000	9,290
Waters Corp. ‡	160,520	6,926
WM Wrigley Jr. Co.	44,000	2,816
Wyeth	136,930	6,644
Yahoo!, Inc. ‡	186,140	6,005
Total Common Stocks (cost: $489,984)		577,022

	Principal	Value
SECURITY LENDING COLLATERAL (10.0%)
Debt (8.4%)
Bank Notes (0.3%)
Bank of America
4.77%, due 05/16/2006 *	$935	$935
4.81%, due 08/10/2006 *	768	768
Certificates of Deposit (0.6%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	835	835
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	1,669	1,669
Rabobank Nederland
5.01%, due 05/31/2006 *	835	835
Commercial Paper (1.3%)
Danske Corp.
4.75%, due 04/07/2006	995	995
4.79%, due 04/07/2006	1,669	1,669
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	835	835
Grampian Funding LLC-144A
4.60%, due 04/03/2006	661	661
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	661	661
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	835	835
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	835	835
4.77%, due 04/25/2006	835	835
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	668	668
Euro Dollar Overnight (0.4%)
Royal Bank of Scotland
4.69%, due 04/04/2006	1,669	1,669
4.78%, due 04/06/2006	668	668
Svenska Handlesbanken
4.85%, due 04/03/2006	362	362
Euro Dollar Terms (3.3%)
Bank of Nova Scotia
4.79%, due 05/10/2006	1,669	1,669
Barclays
4.68%, due 04/28/2006	835	835
4.79%, due 05/10/2006	2,504	2,504
4.77%, due 05/16/2006	334	334
Calyon
4.75%, due 04/12/2006	1,336	1,336
4.74%, due 05/09/2006	835	835
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	668	668
4.70%, due 05/02/2006	1,002	1,002
4.73%, due 05/08/2006	1,169	1,169

Fortis Bank
4.75%, due 04/24/2006	$1,669	$1,669
Royal Bank of Canada
4.77%, due 05/01/2006	668	668
Royal Bank of Scotland
4.75%, due 04/28/2006	668	668
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	1,169	1,169
Societe Generale
4.78%, due 05/04/2006	2,504	2,504
4.79%, due 05/10/2006	1,669	1,669
Toronto Dominion Bank
4.72%, due 04/18/2006	835	835
Repurchase Agreements (2.5%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $1,574 on 04/03/2006	1,574	1,574
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $5,447 on 04/03/2006	5,445	5,445
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $74 on 04/03/2006	74	74
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $6,228 on 04/03/2006	6,226	6,226
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $716 on 04/03/2006	715	715
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $620 on 04/03/2006	620	620

	Shares	Value
Investment Companies (1.6%)
American Beacon Fund
1-day yield of 4.64%	332,183	$332
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	4,654,395	4,654
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	934,946	935
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	149,842	150
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	3,609,101	3,609
Total Security Lending Collateral (cost: $59,603)		59,603
Total Investment Securities (cost: $549,587) #		$636,625

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $57,003.
(a)	Passive Foreign Investment Company.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $14,905, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $551,533. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $95,359 and $10,267, respectively. Net unrealized appreciation for tax purposes is $85,092.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated  $11,587 or 1.9% of the net assets of the Fund.

ADR	American Depositary Receipt
FDR	Finnish Depositary Receipt
GDR	Global Depositary Receipt
SGPS	Sociedade Gestora de Participações Socialis (Holding Enterprise)

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS
March 31, 2006
(all amounts except share amounts in thousands)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	7.4%	$44,325
Telecommunications	6.5%	38,975
Security & Commodity Brokers	5.9%	35,046
Pharmaceuticals	5.7%	34,228
Insurance	4.7%	27,988
Chemicals & Allied Products	3.8%	22,836
Instruments & Related Products	3.7%	22,293
Petroleum Refining	3.6%	21,451
Electronic & Other Electric Equipment	3.3%	19,773
Aerospace	3.3%	19,461
Computer & Data Processing Services	3.2%	18,794
Electronic Components & Accessories	2.8%	16,972
Business Services	2.8%	16,464
Communications Equipment	2.5%	14,957
Food & Kindred Products	2.5%	14,768
Oil & Gas Extraction	2.4%	14,436
Computer & Office Equipment	2.4%	14,180
Life Insurance	2.4%	14,036
Entertainment	2.0%	11,975
Medical Instruments & Supplies	1.9%	11,029
Radio & Television Broadcasting	1.7%	10,405
Industrial Machinery & Equipment	1.6%	9,367
Communication	1.5%	8,900
Electric Services	1.4%	8,310
Automotive	1.3%	7,895
Leather & Leather Products	1.3%	7,608
Furniture & Fixtures	1.2%	6,879
Paper & Paper Products	1.1%	6,461
Electrical Goods	1.1%	6,257
Beverages	1.0%	6,184
Amusement & Recreation Services	0.8%	4,909
Fabricated Metal Products	0.8%	4,677
Transportation & Public Utilities	0.8%	4,504
Manufacturing Industries	0.7%	4,400
Mining	0.7%	4,073
Paper & Allied Products	0.6%	3,819
Restaurants	0.6%	3,682
Printing & Publishing	0.6%	3,467
Metal Mining	0.5%	2,964
Railroads	0.5%	2,912
Health Services	0.5%	2,822
Hotels & Other Lodging Places	0.5%	2,745
Specialty- Real Estate	0.5%	2,713
Electric, Gas & Sanitary Services	0.4%	2,670
Wholesale Trade Nondurable Goods	0.4%	2,443

Rubber & Misc. Plastic Products	0.4%	$2,426
Primary Metal Industries	0.4%	2,174
Drug Stores & Proprietary Stores	0.3%	2,016
Research & Testing Services	0.3%	1,865 1
Motor Vehicles, Parts & Supplies	0.3%	1,783
Holding & Other Investment Offices	0.3%	1,705
Investment Securities, at value	96.9%	577,022
Short-Term Investments	10.0%	59,603
Total Investment Securities	106.9%	$636,625

Third Avenue Value

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (82.3%)
Automotive (4.9%)
American Axle & Manufacturing Holdings, Inc. †	530,700	$9,091
Superior Industries International, Inc. †	864,960	16,746
Toyota Industries Corp.	690,000	28,129
Business Credit Institutions (0.7%)
CIT Group, Inc.	138,100	7,391
Chemicals & Allied Products (1.4%)
Agrium, Inc.	600,000	15,156
Commercial Banks (3.0%)
Liu Chong Hing Bank, Ltd.	2,494,550	5,352
Mellon Financial Corp.	765,600	27,255
Communication (0.7%)
Liberty Media Corp.-Class A ‡	900,000	7,389
Communications Equipment (2.3%)
Comverse Technology, Inc. † ‡	463,200	10,899
Tellabs, Inc. ‡	918,300	14,601
Computer & Data Processing Services (0.8%)
Borland Software Corp. ‡	1,596,621	8,622
Computer & Office Equipment (1.1%)
Lexmark International, Inc. ‡	258,400	11,726
Electrical Goods (0.9%)
Sycamore Networks, Inc. ‡	1,996,751	9,385
Electronic & Other Electric Equipment (0.8%)
Electro Scientific Industries, Inc. ‡	379,900	8,407
Electronic Components & Accessories (3.5%)
American Power Conversion Corp.	479,300	11,077
AVX Corp. †	1,224,700	21,677
Bel Fuse, Inc.-Class A	121,800	3,434
Bel Fuse, Inc.-Class B †	69,300	2,428
Health Services (0.7%)
Cross Country Healthcare, Inc. ‡	397,900	7,703
Holding & Other Investment Offices (7.1%)
BIL International, Ltd.	1,663,000	1,531
Brookfield Asset Management, Inc.	598,050	32,929
Capital Southwest Corp.	30,941	2,955
Daiichi Sanyko Co., Ltd.	780,000	17,750
Hutchison Whampoa, Ltd.	2,495,800	22,884

Industrial Machinery & Equipment (1.5%)
Alamo Group, Inc.	386,900	$8,566
Applied Materials, Inc.	294,000	5,148
Lindsay Manufacturing Co.	113,900	3,086
Instruments & Related Products (0.4%)
Credence Systems Corp. ‡	561,703	4,123
Insurance (10.4%)
Aioi Insurance Co., Ltd.	761,400	5,614
AMBAC Financial Group, Inc.	143,350	11,411
Arch Capital Group, Ltd. ‡	285,900	16,508
Brit Insurance Holdings PLC	2,000,000	3,374
E-L Financial Corp., Ltd.	8,582	4,200
First American Corp. †	48,800	1,911
Leucadia National Corp. †	99,100	5,912
MBIA, Inc.	298,900	17,973
Millea Holdings, Inc., ADR	251,092	24,765
Mitsui Sumitomo Insurance Co., Ltd.	757,000	10,272
Montpelier Re Holdings, Ltd. †	403,200	6,572
Radian Group, Inc.	103,464	6,234
Investment Companies (0.2%)
JZ Equity Partners PLC	612,100	2,030
Life Insurance (0.5%)
Phoenix Cos. (The), Inc.	342,500	5,583
Lumber & Wood Products (0.8%)
Canfor Corp. † ‡	680,750	8,400
Manufacturing Industries (2.8%)
Jakks Pacific, Inc. † ‡	574,253	15,355
Leapfrog Enterprises, Inc. † ‡	1,092,000	11,597
Russ Berrie & Co., Inc.	256,700	3,902
Medical Instruments & Supplies (0.6%)
Coherent, Inc. ‡	189,219	6,643
Mining (0.8%)
Fording Canadian Coal Trust †	242,500	9,213
Oil & Gas Extraction (9.9%)
Canadian Natural Resources, Ltd.	544,600	30,165
EnCana Corp. †	631,000	29,487
Nabors Industries, Ltd. ‡	156,500	11,202
Pogo Producing Co. †	228,200	11,467
St. Mary Land & Exploration Co.	222,700	9,093
Whiting Petroleum Corp. ‡	248,800	10,198
Willbros Group, Inc. † ‡	385,700	7,845
Paper & Allied Products (0.7%)
Canfor Corp. ‡	5,100	62
Timberwest Forest Corp.	650,000	7,862
Pharmaceuticals (2.6%)
Parexel International Corp. ‡	368,800	9,751
Pfizer, Inc.	770,000	19,188
Primary Metal Industries (5.2%)
Maverick Tube Corp. † ‡	455,475	24,136
POSCO, ADR †	517,600	33,023

Real Estate (5.7%)
Forest City Enterprises, Inc.-Class A	478,000	$22,538
Henderson Land Development	1,545,000	8,561
St. Joe Co. (The) †	234,000	14,705
Trammell Crow Co. † ‡	465,300	16,593
Research & Testing Services (0.7%)
Pharmaceutical Product Development, Inc.	24,800	858
Tejon Ranch Co. † ‡	137,305	6,710
Residential Building Construction (1.7%)
Hang Lung Properties, Ltd.	10,083,000	19,166
Savings Institutions (2.1%)
Brookline Bancorp, Inc.	647,056	10,023
Investors Bancorp, Inc. † ‡	182,900	2,550
NewAlliance Bancshares, Inc.	757,650	10,933
Security & Commodity Brokers (3.2%)
Investor AB-Class A † (a)	640,400	11,586
Legg Mason, Inc.	152,400	19,100
Westwood Holdings Group, Inc.	232,275	4,587
Specialty- Real Estate (1.3%)
Cheung Kong Holdings, Ltd. (a)	1,402,000	14,860
Telecommunications (0.6%)
IDT Corp.-Class B ‡	602,100	6,665
Transportation Equipment (1.1%)
Trinity Industries, Inc.	221,600	12,053
Warehouse (1.1%)
Prologis	222,219	11,889
Water Transportation (0.5%)
Alexander & Baldwin, Inc. †	120,353	5,738
Total Common Stocks (cost: $580,500)		905,503

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (4.1%)
U.S. Treasury Bill
4.17%, due 06/29/2006	$45,000	$44,536
Total Short-Term U.S. Government Obligations (cost: $44,536)		44,536
SHORT-TERM OBLIGATIONS (13.7%)
Repurchase Agreements (13.7%)
Investors Bank & Trust Co. 3.25% dated 03/31/2006 to be repurchased at $150,922 on 04/03/2006 ¢ ˜	150,881	150,881
Total Short-Term Obligations (cost: $150,881)		150,881
SECURITY LENDING COLLATERAL (18.6%)
Debt (15.6%)
Bank Notes (0.5%)
Bank of America
4.77%, due 05/16/2006 *	3,207	3,207
4.81%, due 08/10/2006 *	2,635	2,635
Certificates Of Deposit (1.0%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	2,864	2,864

Halifax Bank of Scotland
4.61%, due 06/06/2006 *	$5,728	$5,728
Rabobank Nederland
5.01%, due 05/31/2006 *	2,864	2,864
Commercial Paper (2.5%)
Danske Corp.
4.75%, due 04/07/2006	3,414	3,414
4.79%, due 04/07/2006	5,728	5,728
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	2,864	2,864
Grampian Funding LLC-144A
4.60%, due 04/03/2006	2,267	2,267
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	2,266	2,266
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	2,864	2,864
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	2,864	2,864
4.77%, due 04/25/2006	2,864	2,864
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	2,291	2,291
Euro Dollar Overnight (0.9%)
Royal Bank of Scotland
4.69%, due 04/04/2006	5,728	5,728
4.78%, due 04/06/2006	2,291	2,291
Svenska Handlesbanken
4.85%, due 04/03/2006	1,242	1,242
Euro Dollar Terms (6.1%)
Bank of Nova Scotia
4.79%, due 05/10/2006	5,728	5,728
Barclays
4.68%, due 04/28/2006	2,864	2,864
4.79%, due 05/10/2006	8,592	8,592
4.77%, due 05/16/2006	1,145	1,145
Calyon
4.75%, due 04/12/2006	4,582	4,582
4.74%, due 05/09/2006	2,864	2,864
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	2,291	2,291
4.70%, due 05/02/2006	3,437	3,437
4.73%, due 05/08/2006	4,009	4,009
Fortis Bank
4.75%, due 04/24/2006	5,728	5,728
Royal Bank of Canada
4.77%, due 05/01/2006	2,291	2,291
Royal Bank of Scotland
4.75%, due 04/28/2006	2,291	2,291
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	4,009	4,009
Societe Generale
4.78%, due 05/04/2006	8,592	8,592
4.79%, due 05/10/2006	5,728	5,728

Toronto Dominion Bank
4.72%, due 04/18/2006	$2,864	$2,864
Repurchase Agreements (4.6%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $5,402 on 04/03/2006	5,399	5,399
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $18,688 on 04/03/2006	18,681	18,681
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $255 on 04/03/2006	255	255
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $21,367 on 04/03/2006	21,359	21,359
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $2,456 on 04/03/2006	2,455	2,455
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $2,128 on 04/03/2006	2,127	2,127

	Shares	Value
Investment Companies (3.0%)
American Beacon Fund
1-day yield of 4.64%	1,139,642	$1,140
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	15,968,143	15,968
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	3,207,583	3,208
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	514,072	514
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	12,381,985	12,382
Total Security Lending Collateral (cost: $204,484)		204,484
Total Investment Securities (cost: $980,401) #		$1,305,404

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $197,251.
‡	Non-income producing.
(a)	Passive Foreign Investment Company.
¢

At March 31, 2006, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.43% - 7.13% and 04/25/2027 - 07/01/2035, respectively, and with a market value plus accrued interest of $158,425.

*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $51,136, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
˜	Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.

#

Aggregate cost for Federal income tax purposes is $986,070. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $329,999 and $10,665, respectively. Net unrealized appreciation for tax purposes is $319,334.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $18,280 or 1.7% of the net assets of the Fund.

ADR	American Depositary Receipt

	Percentage of Net Assets	Value
INVESTMENTS BY COUNTRY:
Bermuda	3.3%	$35,814
Canada	11.7%	129,074
Hong Kong	6.3%	70,824
Japan	7.9%	86,529
Panama	0.7%	7,845
South Korea	3.0%	33,023
Sweden	1.1%	11,586
United Kingdom	0.5%	5,404
United States Total	47.8%	525,404
Investment securities, at value	82.3%	905,503
Short-Term investments	36.4%	399,901
Total investment securities	118.7%	$1,305,404

Transamerica Balanced

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (7.1%)
U.S. Treasury Bond
6.13%, due 11/15/2027 †	$355	$404
5.38%, due 02/15/2031 †	1,735	1,826
U.S. Treasury Note
6.50%, due 10/15/2006	525	530
4.50%, due 02/28/2011 †	885	872
4.25%, due 08/15/2015 †	444	423
4.50%, due 11/15/2015	860	835
4.50%, due 02/15/2016 †	720	700
Total U.S. Government Obligations (cost: $5,739)		5,590
ASSET-BACKED SECURITIES (0.2%)
Harley-Davidson Motorcycle Trust, Series 2005-4, Class A1
4.78%, due 11/15/2010	143	142
Total Asset-Backed Securities (cost: $143)		142
CORPORATE DEBT SECURITIES (19.3%)
Agriculture (0.6%)
Cargill, Inc.-144A
5.00%, due 11/15/2013	290	279
Dole Food Co., Inc.
8.63%, due 05/01/2009	100	100
Michael Foods, Inc.
8.00%, due 11/15/2013	100	102
Amusement & Recreation Services (0.4%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	310	307
Beverages (0.3%)
Coca-Cola Enterprises, Inc.
5.38%, due 08/15/2006	199	199
Business Credit Institutions (0.9%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	300	324
Textron Financial Corp.
2.69%, due 10/03/2006	400	395
Business Services (0.5%)
Clear Channel Communications, Inc.
6.00%, due 11/01/2006	256	257
Hertz Corp.-144A
8.88%, due 01/01/2014	100	104
Chemicals & Allied Products (1.5%)
Cytec Industries, Inc.
6.00%, due 10/01/2015	90	87

ICI Wilmington, Inc.
4.38%, due 12/01/2008	$430	$415
Lubrizol Corp.
4.63%, due 10/01/2009	360	349
Monsanto Co.
5.50%, due 07/30/2035	185	167
Potash Corp. of Saskatchewan
7.13%, due 06/15/2007	190	194
Commercial Banks (1.6%)
Barclays Bank PLC
6.28%, due 12/15/2034 (a)	172	165
HBOS PLC-144A
5.92%, due 09/01/2049 (a)	200	193
Popular North America, Inc.
5.20%, due 12/12/2007	105	104
Sumitomo Mitsui Banking-144A
5.63%, due 07/15/2049 (a)	150	145
US Bank NA
3.75%, due 02/06/2009	400	384
Wachovia Capital Trust III
5.80%, due 03/15/2049 (a)	305	300
Communication (0.1%)
Comcast Corp.
7.05%, due 03/15/2033	110	113
Computer & Office Equipment (0.2%)
Hewlett-Packard Co.
3.63%, due 03/15/2008	133	129
Department Stores (0.6%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008	290	300
Neiman-Marcus Group, Inc.-144A
9.00%, due 10/15/2015	150	159
Electric Services (0.8%)
Dominion Resources, Inc.
5.69%, due 05/15/2008	300	301
PSEG Funding Trust
5.38%, due 11/16/2007	300	299
Electric, Gas & Sanitary Services (0.3%)
NiSource Finance Corp.
7.88%, due 11/15/2010	190	206
Food & Kindred Products (0.2%)
Tyson Foods, Inc.
6.60%, due 04/01/2016	165	163
Food Stores (0.5%)
Safeway, Inc.
6.50%, due 03/01/2011	300	309
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	100	100

Gas Production & Distribution (0.9%)
Oneok, Inc.
5.51%, due 02/16/2008	$390	$389
Sempra Energy, Senior Note
4.62%, due 05/17/2007	321	318
Holding & Other Investment Offices (2.1%)
Berkshire Hathaway Finance Corp.
3.40%, due 07/02/2007	400	391
BRE Properties, Inc.
5.75%, due 09/01/2009	315	317
ERP Operating, LP
5.13%, due 03/15/2016	175	166
Hutchison Whampoa International, Ltd.-144A
7.45%, due 11/24/2033	200	218
iStar Financial, Inc.
4.88%, due 01/15/2009	300	295
Plum Creek Timberlands, LP
5.88%, due 11/15/2015	120	118
Tanger Factory Outlet Centers REIT
6.15%, due 11/15/2015	165	161
Hotels & Other Lodging Places (0.1%)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	100	97
Industrial Machinery & Equipment (0.1%)
Cummins, Inc.
7.13%, due 03/01/2028	55	56
Instruments & Related Products (0.1%)
Xerox Corp., Subordinated Note
6.40%, due 03/15/2016	100	99
Insurance (0.1%)
Reinsurance Group of America
6.75%, due 12/15/2065 (a)	90	85
Metal Mining (0.3%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	124	161
Teck Cominco, Ltd.
6.13%, due 10/01/2035	105	99
Mortgage Bankers & Brokers (0.7%)
Countrywide Home Loans, Inc., Series L
2.88%, due 02/15/2007	285	279
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 (a)	100	96
Kinder Morgan Finance Co., ULC
6.40%, due 01/05/2036	90	88
MUFG Capital Finance 1, Ltd.
6.35%, due 07/29/2049 (a)	105	103
Motion Pictures (0.5%)
Time Warner, Inc.
9.13%, due 01/15/2013	310	359

Oil & Gas Extraction (0.3%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014	$20	$20
Husky Oil, Ltd.
8.90%, due 08/15/2028 (a)	105	111
Nexen, Inc.
5.88%, due 03/10/2035	87	81
Personal Credit Institutions (0.2%)
HSBC Finance Capital Trust IX
5.91%, due 11/30/2035 (a)	200	196
Petroleum Refining (0.5%)
Enterprise Products Operating, LP, Series B
4.00%, due 10/15/2007	310	303
Valero Energy Corp.
7.50%, due 04/15/2032	100	115
Primary Metal Industries (0.6%)
Alcoa, Inc.
4.25%, due 08/15/2007	500	492
Printing & Publishing (0.4%)
Media General, Inc.
6.95%, due 09/01/2006	180	181
News America Holdings, Inc.
7.75%, due 12/01/2045	100	108
Radio & Television Broadcasting (0.6%)
Chancellor Media Corp.
8.00%, due 11/01/2008	225	236
Univision Communications, Inc.
7.85%, due 07/15/2011	260	273
Real Estate (0.4%)
Colonial Realty, LP
7.00%, due 07/14/2007	285	289
Security & Commodity Brokers (0.5%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	100	104
Goldman Sachs Group, Inc.
6.35%, due 02/15/2034	100	99
Nuveen Investments, Inc.
5.00%, due 09/15/2010	200	193
Telecommunications (1.4%)
SBC Communications, Inc.
5.75%, due 05/02/2006	400	400
Sprint Capital Corp.
4.78%, due 08/17/2006	230	230
8.75%, due 03/15/2032	70	87
Verizon Global Funding Corp.
4.00%, due 01/15/2008	265	259
7.75%, due 12/01/2030	100	110

Variety Stores (0.1%)
Target Corp.
5.50%, due 04/01/2007	$91	$91
Water Transportation (0.8%)
Carnival PLC
7.30%, due 06/01/2007	337	344
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	270	298
Wholesale Trade Nondurable Goods (0.1%)
Domino’s, Inc.
8.25%, due 07/01/2011	85	87
Total Corporate Debt Securities (cost: $15,554)		15,251

	Shares	Value
COMMON STOCKS (73.1%)
Air Transportation (1.4%)
FedEx Corp.	10,000	$1,129
Automotive (2.7%)
Harley-Davidson, Inc.	20,000	1,038
PACCAR, Inc. †	16,000	1,128
Business Services (1.0%)
eBay, Inc. ‡	20,000	781
Chemicals & Allied Products (2.5%)
Procter & Gamble Co.	34,500	1,988
Communication (0.8%)
XM Satellite Radio Holdings, Inc.-Class A † ‡	30,000	668
Communications Equipment (3.9%)
QUALCOMM, Inc.	60,000	3,037
Computer & Data Processing Services (3.8%)
Intuit, Inc. ‡	14,000	745
Microsoft Corp.	60,000	1,633
Yahoo!, Inc. ‡	20,000	645
Computer & Office Equipment (3.2%)
Apple Computer, Inc. ‡	22,000	1,380
Sandisk Corp. ‡	20,000	1,150
Drug Stores & Proprietary Stores (1.6%)
Walgreen Co.	30,000	1,294
Electronic & Other Electric Equipment (0.9%)
General Electric Co.	20,880	726
Engineering & Management Services (5.5%)
Jacobs Engineering Group, Inc. ‡	50,000	4,337
Hotels & Other Lodging Places (5.0%)
Marriott International, Inc.-Class A	41,555	2,851
MGM Mirage, Inc. † ‡	25,000	1,077

Industrial Machinery & Equipment (8.2%)
Caterpillar, Inc.	53,000	$3,806
Donaldson Co., Inc.	25,000	845
Kennametal, Inc.	30,000	1,834
Insurance (2.0%)
WellPoint, Inc. ‡	20,000	1,549
Medical Instruments & Supplies (1.3%)
Zimmer Holdings, Inc. ‡	15,000	1,014
Oil & Gas Extraction (6.2%)
Anadarko Petroleum Corp.	20,000	2,020
Apache Corp.	20,000	1,310
Schlumberger, Ltd.	12,000	1,519
Petroleum Refining (2.0%)
Suncor Energy, Inc.	20,000	1,540
Pharmaceuticals (5.3%)
Amgen, Inc. ‡	20,885	1,519
Genentech, Inc. ‡	10,000	845
Roche Holding AG-Genusschein	12,241	1,818
Primary Metal Industries (0.7%)
Hubbell, Inc.-Class B	10,000	513
Printing & Publishing (3.7%)
McGraw-Hill Cos., Inc. (The)	50,000	2,881
Security & Commodity Brokers (5.1%)
American Express Co.	30,000	1,576
Ameriprise Financial, Inc.	25,000	1,126
Chicago Mercantile Exchange	3,000	1,343
Telecommunications (2.2%)
Verizon Communications, Inc.	50,000	1,703
Transportation & Public Utilities (2.2%)
Expeditors International of Washington, Inc.	20,000	1,728
Wholesale Trade Durable Goods (1.9%)
Grainger (W.W.), Inc.	20,000	1,507
Total Common Stocks (cost: $44,211)		57,603

	Principal	Value
SECURITY LENDING COLLATERAL (8.2%)
Debt (6.9%)
Bank Notes (0.2%)
Bank of America
4.77%, due 05/16/2006 *	$102	$102
4.81%, due 08/10/2006 *	83	83
Certificates Of Deposit (0.5%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	91	91
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	181	181

Rabobank Nederland
5.01%, due 05/31/2006 *	$91	$91
Commercial Paper (1.1%)
Danske Corp.
4.75%, due 04/07/2006	108	108
4.79%, due 04/07/2006	181	181
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	91	91
Grampian Funding LLC-144A
4.60%, due 04/03/2006	72	72
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	72	72
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	91	91
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	91	91
4.77%, due 04/25/2006	91	91
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	72	72
Euro Dollar Overnight (0.4%)
Royal Bank of Scotland
4.69%, due 04/04/2006	181	181
4.78%, due 04/06/2006	73	73
Svenska Handlesbanken
4.85%, due 04/03/2006	39	39
Euro Dollar Terms (2.7%)
Bank of Nova Scotia
4.79%, due 05/10/2006	181	181
Barclays
4.68%, due 04/28/2006	91	91
4.79%, due 05/10/2006	272	272
4.77%, due 05/16/2006	36	36
Calyon
4.75%, due 04/12/2006	145	145
4.74%, due 05/09/2006	91	91
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	73	73
4.70%, due 05/02/2006	109	109
4.73%, due 05/08/2006	127	127
Fortis Bank
4.75%, due 04/24/2006	181	181
Royal Bank of Canada
4.77%, due 05/01/2006	73	73
Royal Bank of Scotland
4.75%, due 04/28/2006	73	73
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	127	127
Societe Generale
4.78%, due 05/04/2006	272	272
4.79%, due 05/10/2006	181	181

Toronto Dominion Bank
4.72%, due 04/18/2006	$91	$91
Repurchase Agreements (2.0%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $171 on 04/03/2006	171	171
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $592 on 04/03/2006	592	592
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $8 on 04/03/2006	8	8
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $677 on 04/03/2006	676	676
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $78 on 04/03/2006	78	78
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $68 on 04/03/2006	67	67

	Shares	Value
Investment Companies (1.3%)
American Beacon Fund
1-day yield of 4.64%	36,098	$36
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	505,794	506
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	101,601	102
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	16,283	16
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	392,202	392
Total Security Lending Collateral (cost: $6,477)		6,477
Total Investment Securities (cost: $72,124) #		$85,063

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $6,331.
(a)

Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of March 31, 2006. The security has a perpetual maturity. The date shown is the call date.

‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $1,620, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $72,147. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $13,876 and $960, respectively. Net unrealized appreciation for tax purposes is $12,916.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $1,774 or 2.3% of the net assets of the Fund.

CMT	Constant Maturity Treasury Index
LIBOR	London Interbank Offer Rate
REIT	Real Estate Investment Trust

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BOND (78.1%)
Amusement & Recreation Services (1.0%)
Virgin River Casino Corp./RBG LLC/B&BB, Inc.
Zero Coupon, due 01/15/2013 (a)	$6,000	$4,050
Automotive (0.2%)
ArvinMeritor, Inc., Senior Note-144A
4.63%, due 03/01/2026 (b)	1,000	1,000
Automotive Dealers & Service Stations (2.1%)
United Auto Group, Inc., Subordinated Note-144A
3.50%, due 04/01/2026	8,250	8,900
Commercial Banks (14.6%)
Euronet Worldwide, Inc., Senior Note
3.50%, due 10/15/2025	9,500	11,186
SG Structured Products, Inc.
0.25%, due 11/07/2012	12,000	10,984
Tiers Trust, United States-144A
0.25%, due 10/22/2012 §	12,400	13,346
Wachovia Corp.-144A
0.25%, due 03/01/2013	12,000	14,584
Wells Fargo & Co.
0.25%, due 04/29/2014	8,000	11,220
Communication (5.0%)
American Tower Corp.
3.00%, due 08/15/2012	3,600	5,674
XM Satellite Radio Holdings, Inc.
1.75%, due 12/01/2009	12,000	10,050
XM Satellite Radio, Inc.-144A
1.75%, due 12/01/2009 †	6,000	5,025
Computer & Data Processing Services (1.6%)
Openwave Systems, Inc.
2.75%, due 09/09/2008	5,150	6,618
Computer & Office Equipment (2.1%)
Scientific Games Corp.
0.75%, due 12/01/2024	7,000	8,942
Electronic Components & Accessories (3.3%)
Cypress Semiconductor Corp.
1.25%, due 06/15/2008	4,100	5,115
Intel Corp.-144A
2.95%, due 12/15/2035 †	10,000	8,575
Hotels & Other Lodging Places (3.8%)
Hilton Hotels Corp., Senior Note
3.38%, due 04/15/2023	6,500	7,889

Starwood Hotels & Resorts Worldwide, Inc.
3.50%, due 05/16/2023	$6,000	$8,145
Industrial Machinery & Equipment (1.9%)
Cooper Cameron Corp., Senior Note
1.50%, due 05/15/2024 †	5,800	7,968
Management Services (2.2%)
Fluor Corp.
1.50%, due 02/15/2024	6,000	9,397
Manufacturing Industries (4.4%)
Shuffle Master, Inc.
1.25%, due 04/15/2024 †	9,000	12,060
Tyco International Group SA, Series B
3.13%, due 01/15/2023	5,000	6,387
Medical Instruments & Supplies (0.7%)
St. Jude Medical, Inc., Senior Note
2.80%, due 12/15/2035	3,000	2,959
Mortgage Bankers & Brokers (3.6%)
WMT Debt Exchangeable Trust-144A
0.25%, due 05/02/2013 §	1,300	15,100
Motion Pictures (2.2%)
Lions Gate Entertainment Corp.
4.88%, due 12/15/2010	1,150	2,185
2.94%, due 10/15/2024	6,800	6,843
Oil & Gas Extraction (6.5%)
Halliburton Co.
3.13%, due 07/15/2023	4,500	8,893
Quicksilver Resources, Inc., Senior Note
1.88%, due 11/01/2024	4,000	5,810
Schlumberger, Ltd., Series B
2.13%, due 06/01/2023	7,800	12,734
Personal Credit Institutions (1.5%)
American Express Co.
1.85%, due 12/01/2033 (c)	5,900	6,114
Pharmaceuticals (1.8%)
Allergan, Inc.
Zero Coupon, due 11/06/2022	6,000	7,425
Primary Metal Industries (2.0%)
Inco, Ltd.
Zero Coupon, due 03/29/2021	6,500	8,596
Printing & Publishing (0.7%)
Barnes Group, Inc.-144A
3.75%, due 08/01/2025	2,700	2,946
Radio, Television & Computer Stores (2.2%)
Guitar Center, Inc.
4.00%, due 07/15/2013	6,500	9,076
Security & Commodity Brokers (7.8%)
BlackRock, Inc./New York
2.63%, due 02/15/2035 †	7,250	10,250

Morgan Stanley Group, Inc.-144A
0.25%, due 07/30/2014 §	$7,900	$10,186
Svensk Exportkredit AB
0.25%, due 01/31/2015 §	8,300	12,066
Telecommunications (3.6%)
NII Holdings, Inc., Senior Note
2.75%, due 08/15/2025	11,300	15,015
Water Transportation (1.2%)
Carnival Corp.
1.13%, due 04/29/2033 (d)	7,000	4,900
Wholesale Trade Durable Goods (2.1%)
WESCO International, Inc.-144A
2.63%, due 10/15/2025	5,000	8,669
Total Convertible Bond (cost: $284,172)		326,882

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (8.9%)
Chemicals & Allied Products (1.8%)
Celanese Corp.	250,000	$7,562
Insurance (1.6%)
Fortis Insurance NV-144A	5,120	6,748
Life Insurance (1.7%)
Metlife, Inc. ‡	265,000	7,122
Mining (1.6%)
Arch Coal, Inc.	36,000	6,593
Oil & Gas Extraction (2.2%)
Chesapeake Energy Corp. †	31,725	9,211
Total Convertible Preferred Stocks (cost: $29,632)		37,236

	Principal	Value
SECURITY LENDING COLLATERAL (7.1%)
Debt (5.9%)
Bank Notes (0.2%)
Bank of America
4.77%, due 05/16/2006 *	$463	$463
4.81%, due 08/10/2006 *	381	381
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	414	414
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	828	828
Rabobank Nederland
5.01%, due 05/31/2006 *	414	414
Commercial Paper (1.0%)
Danske Corp.
4.75%, due 04/07/2006	493	493
4.79%, due 04/07/2006	828	828

Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	$414	$414
Grampian Funding LLC-144A
4.60%, due 04/03/2006	328	328
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	327	327
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	414	414
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	414	414
4.77%, due 04/25/2006	414	414
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	331	331
Euro Dollar Overnight (0.3%)
Royal Bank of Scotland
4.69%, due 04/04/2006	828	828
4.78%, due 04/06/2006	331	331
Svenska Handlesbanken
4.85%, due 04/03/2006	179	179
Euro Dollar Terms (2.3%)
Bank of Nova Scotia
4.79%, due 05/10/2006	828	828
Barclays
4.68%, due 04/28/2006	414	414
4.79%, due 05/10/2006	1,241	1,241
4.77%, due 05/16/2006	166	166
Calyon
4.75%, due 04/12/2006	662	662
4.74%, due 05/09/2006	414	414
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	331	331
4.70%, due 05/02/2006	497	497
4.73%, due 05/08/2006	579	579
Fortis Bank
4.75%, due 04/24/2006	828	828
Royal Bank of Canada
4.77%, due 05/01/2006	331	331
Royal Bank of Scotland
4.75%, due 04/28/2006	331	331
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	579	579
Societe Generale
4.78%, due 05/04/2006	1,241	1,241
4.79%, due 05/10/2006	828	828
Toronto Dominion Bank
4.72%, due 04/18/2006	414	414
Repurchase Agreements (1.7%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $781 on 04/03/2006	780	780
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $2,700 on 04/03/2006	2,699	2,699
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $37 on 04/03/2006	37	37

Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $3,087 on 04/03/2006	$3,086	$3,086
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $355 on 04/03/2006	355	355
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $307 on 04/03/2006	307	307

	Shares	Value
Investment Companies (1.2%)
American Beacon Fund
1-day yield of 4.64%	164,674	$165
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	2,307,335	2,307
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	463,483	463
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	74,281	74
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	1,789,149	1,789
Total Security Lending Collateral (cost: $29,547)		29,547
Total Investment Securities (cost: $343,351) #		$393,665

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Virgin River Casino Corp./RBG LLC/B&BB, Inc. has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.
(b)	ArvinMeritor, Inc., Senior Note-144A has a coupon rate of 4.63% until 03/01/2016, thereafter the coupon rate will be 0.00%.
§	Security is deemed to be illiquid.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $28,889.
(c)	American Express Co. has a coupon rate of 1.85% until 12/01/2006, thereafter the coupon rate will be 0.00%.
(d)	Carnival Corp. has a coupon rate of 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $7,389, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $343,359. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $56,905 and $6,599, respectively. Net unrealized appreciation for tax purposes is $50,306.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $97,721 or 23.3% of the net assets of the Fund.

Transamerica Equity

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.5%)
Business Services (5.0%)
eBay, Inc. ‡	1,225,000	$47,848
Moody’s Corp.	600,000	42,876
Chemicals & Allied Products (6.1%)
Praxair, Inc.	1,050,000	57,907
Procter & Gamble Co.	900,000	51,858
Communication (1.6%)
XM Satellite Radio Holdings, Inc.-Class A ‡ †	1,300,000	28,951
Communications Equipment (5.6%)
QUALCOMM, Inc.	2,000,000	101,220
Computer & Data Processing Services (7.1%)
Intuit, Inc. ‡	1,050,000	55,850
Microsoft Corp.	2,700,000	73,467
Computer & Office Equipment (5.6%)
Apple Computer, Inc. ‡	700,000	43,904
Sandisk Corp. ‡	1,000,000	57,520
Drug Stores & Proprietary Stores (2.8%)
Walgreen Co.	1,200,000	51,756
Electronic & Other Electric Equipment (2.7%)
General Electric Co.	1,400,000	48,692
Engineering & Management Services (3.2%)
Jacobs Engineering Group, Inc. ‡	680,000	58,983
Hotels & Other Lodging Places (5.8%)
Marriott International, Inc.-Class A	775,000	53,165
MGM Mirage, Inc. ‡ †	1,200,000	51,708
Industrial Machinery & Equipment (3.6%)
Caterpillar, Inc.	900,000	64,629
Insurance (3.4%)
WellPoint, Inc. ‡	800,000	61,944
Management Services (2.8%)
Paychex, Inc.	1,200,000	49,992
Medical Instruments & Supplies (2.9%)
Zimmer Holdings, Inc. ‡	780,000	52,728
Oil & Gas Extraction (5.8%)
Anadarko Petroleum Corp. †	360,000	36,364
Schlumberger, Ltd.	550,000	69,614
Petroleum Refining (2.8%)
Suncor Energy, Inc.	660,000	50,833

Pharmaceuticals (6.2%)
Allergan, Inc.	500,000	$54,250
Genentech, Inc. ‡	680,000	57,467
Printing & Publishing (3.7%)
McGraw-Hill Cos., Inc. (The)	1,150,000	66,263
Retail Trade (3.2%)
Staples, Inc.	2,300,000	58,696
Security & Commodity Brokers (10.9%)
American Express Co.	1,200,000	63,060
Ameriprise Financial, Inc.	1,000,000	45,060
Chicago Mercantile Exchange	200,000	89,500
Telecommunications (1.7%)
Sprint Nextel Corp.	1,200,000	31,008
Transportation & Public Utilities (3.8%)
Expeditors International of Washington, Inc. †	800,000	69,112
Trucking & Warehousing (3.2%)
United Parcel Service, Inc.-Class B †	730,000	57,947
Total Common Stocks (cost: $1,319,610)		1,804,172

	Principal	Value
SECURITY LENDING COLLATERAL (2.7%)
Debt (2.3%)
Bank Notes (0.1%)
Bank of America
4.77%, due 05/16/2006 *	$766	$766
4.81%, due 08/10/2006 *	629	629
Certificates Of Deposit (0.1%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	684	684
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	1,367	1,367
Rabobank Nederland
5.01%, due 05/31/2006 *	684	684
Commercial Paper (0.4%)
Danske Corp.
4.75%, due 04/07/2006	815	815
4.79%, due 04/07/2006	1,367	1,367
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	683	683
Grampian Funding LLC-144A
4.60%, due 04/03/2006	541	541
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	541	541
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	683	683
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	683	683
4.77%, due 04/25/2006	683	683

Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	$547	$547
Euro Dollar Overnight (0.1%)
Royal Bank of Scotland
4.69%, due 04/04/2006	1,367	1,367
4.78%, due 04/06/2006	547	547
Svenska Handlesbanken
4.85%, due 04/03/2006	296	296
Euro Dollar Terms (0.9%)
Bank of Nova Scotia
4.79%, due 05/10/2006	1,367	1,367
Barclays
4.68%, due 04/28/2006	683	683
4.79%, due 05/10/2006	2,050	2,050
4.77%, due 05/16/2006	273	273
Calyon
4.75%, due 04/12/2006	1,094	1,094
4.74%, due 05/09/2006	683	683
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	547	547
4.70%, due 05/02/2006	820	820
4.73%, due 05/08/2006	957	957
Fortis Bank
4.75%, due 04/24/2006	1,367	1,367
Royal Bank of Canada
4.77%, due 05/01/2006	547	547
Royal Bank of Scotland
4.75%, due 04/28/2006	547	547
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	957	957
Societe Generale
4.78%, due 05/04/2006	2,050	2,050
4.79%, due 05/10/2006	1,367	1,367
Toronto Dominion Bank
4.72%, due 04/18/2006	683	683
Repurchase Agreements (0.7%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $1,289 on 04/03/2006	1,289	1,289
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $4,460 on 04/03/2006	4,458	4,458
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $61 on 04/03/2006	61	61
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $5,099 on 04/03/2006	5,097	5,097
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $586 on 04/03/2006	586	586
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $508 on 04/03/2006	508	508

	Shares	Value
Investment Companies (0.4%)
American Beacon Fund
1-day yield of 4.64%	271,983	$272
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	3,810,897	3,811
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	765,510	766
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	122,686	123
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	2,955,038	2,955
Total Security Lending Collateral (cost: $48,801)		48,801
Total Investment Securities (cost: $1,368,411) #		$1,852,973

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $47,577.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $12,204, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $1,368,336. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $488,010 and $3,373, respectively. Net unrealized appreciation for tax purposes is $484,637.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $4,361 or 0.2% of the net assets of the Fund.

Transamerica Equity II

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.3%)
Business Services (5.1%)
eBay, Inc. ‡	12,000	$ 469
Moody’s Corp.	8,300	593
Chemicals & Allied Products (6.7%)
Praxair, Inc.	13,000	717
Procter & Gamble Co.	11,700	674
Communication (1.9%)
XM Satellite Radio Holdings, Inc.-Class A ‡	18,000	401
Communications Equipment (6.1%)
QUALCOMM, Inc.	25,000	1,265
Computer & Data Processing Services (6.8%)
Intuit, Inc. ‡	11,300	601
Microsoft Corp.	29,500	803
Computer & Office Equipment (5.7%)
Apple Computer, Inc. ‡	8,800	552
Sandisk Corp. ‡	11,000	633
Drug Stores & Proprietary Stores (3.6%)
Walgreen Co.	17,000	733
Electronic & Other Electric Equipment (2.4%)
General Electric Co.	14,400	501
Engineering & Management Services (2.5%)
Jacobs Engineering Group, Inc. ‡	5,900	512
Hotels & Other Lodging Places (5.8%)
Marriott International, Inc.-Class A	8,500	583
MGM Mirage, Inc. ‡	14,000	603
Industrial Machinery & Equipment (3.1%)
Caterpillar, Inc.	8,930	641
Insurance (4.5%)
WellPoint, Inc. ‡	11,900	921
Management Services (2.6%)
Paychex, Inc.	13,000	542
Medical Instruments & Supplies (2.8%)
Zimmer Holdings, Inc. ‡	8,500	575
Oil & Gas Extraction (5.2%)
Anadarko Petroleum Corp.	3,800	384
Schlumberger, Ltd.	5,500	696

Petroleum Refining (2.5%)
Suncor Energy, Inc.	6,600	$ 508
Pharmaceuticals (5.9%)
Allergan, Inc.	4,300	466
Genentech, Inc. ‡	8,800	744
Printing & Publishing (3.1%)
McGraw-Hill Cos., Inc. (The)	11,000	634
Retail Trade (4.3%)
Staples, Inc.	34,500	880
Security & Commodity Brokers (9.0%)
American Express Co.	12,990	683
Ameriprise Financial, Inc.	5,000	225
Chicago Mercantile Exchange	2,100	940
Telecommunications (1.6%)
Sprint Nextel Corp.	13,000	336
Transportation & Public Utilities (4.2%)
Expeditors International of Washington, Inc.	10,000	864
Trucking & Warehousing (3.9%)
United Parcel Service, Inc.-Class B	10,000	794
Total Common Stocks (cost: $14,013)		20,473
Total Investment Securities (cost: $14,013) #		$ 20,473

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for Federal income tax purposes is $14,056. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $6,610 and $193, respectively. Net unrealized appreciation for tax purposes is $6,417.

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.5%)
Amusement & Recreation Services (3.1%)
Station Casinos, Inc.	196,850	$15,624
Automotive (1.1%)
ITT Industries, Inc.	102,800	5,779
Commercial Banks (2.9%)
Wintrust Financial Corp.	248,900	14,479
Communication (6.6%)
Global Payments, Inc.	406,550	21,551
XM Satellite Radio Holdings, Inc.-Class A ‡ †	524,950	11,691
Computer & Data Processing Services (6.9%)
Digital Insight Corp. ‡	303,189	11,036
Intuit, Inc. ‡	54,960	2,923
NAVTEQ Corp. ‡	289,510	14,664
THQ, Inc. ‡ †	227,040	5,878
Computer & Office Equipment (3.3%)
Sandisk Corp. ‡	288,730	16,608
Educational Services (1.2%)
Strayer Education, Inc. †	58,910	6,024
Electronic Components & Accessories (0.5%)
Microchip Technology, Inc.	68,400	2,483
Engineering & Management Services (5.1%)
Jacobs Engineering Group, Inc. ‡	294,832	25,574
Hardware Stores (4.6%)
Fastenal Co. †	491,980	23,290
Hotels & Other Lodging Places (2.7%)
Hilton Hotels Corp.	292,080	7,436
Las Vegas Sands Corp. ‡ †	112,200	6,357
Industrial Machinery & Equipment (15.6%)
Cooper Cameron Corp. ‡	482,300	21,260
Graco, Inc.	469,950	21,350
Grant Prideco, Inc. ‡	453,907	19,445
Kennametal, Inc.	264,030	16,143
Medical Instruments & Supplies (3.2%)
Techne Corp. ‡	253,130	15,223
Varian Medical Systems, Inc. ‡	12,100	680
Motion Pictures (1.2%)
Macrovision Corp. ‡	277,634	6,150
Oil & Gas Extraction (0.7%)
Forest Oil Corp. ‡ †	97,100	3,610

Paperboard Containers & Boxes (2.9%)
Packaging Corp. of America	643,550	$14,441
Personal Credit Institutions (1.2%)
Financial Federal Corp. †	205,904	6,033
Personal Services (2.7%)
Jackson Hewitt Tax Service, Inc.	74,910	2,366
Weight Watchers International, Inc.	222,099	11,416
Pharmaceuticals (1.0%)
Endo Pharmaceuticals Holdings, Inc. ‡	145,640	4,778
Research & Testing Services (2.7%)
Affymetrix, Inc. ‡ †	417,430	13,746
Restaurants (2.5%)
PF Chang’s China Bistro, Inc. ‡ †	256,670	12,651
Retail Trade (3.0%)
Blue Nile, Inc. ‡ †	423,840	14,915
Security & Commodity Brokers (6.3%)
BlackRock, Inc.-Class A	225,020	31,503
Telecommunications (3.4%)
NeuStar, Inc.-Class A ‡ †	546,550	16,943
Transportation & Public Utilities (12.1%)
CH Robinson Worldwide, Inc. †	643,110	31,570
Expeditors International of Washington, Inc.	334,780	28,922
Total Common Stocks (cost: $350,170)		484,542

	Principal	Value
SECURITY LENDING COLLATERAL (18.9%)
Debt (15.8%)
Bank Notes (0.5%)
Bank of America
4.77%, due 05/16/2006 *	$1,483	$1,483
4.81%, due 08/10/2006 *	1,219	1,219
Certificates Of Deposit (1.1%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	1,324	1,324
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	2,649	2,649
Rabobank Nederland
5.01%, due 05/31/2006 *	1,324	1,324
Commercial Paper (2.5%)
Danske Corp.
4.75%, due 04/07/2006	1,579	1,579
4.79%, due 04/07/2006	2,649	2,649
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	1,324	1,324
Grampian Funding LLC-144A
4.60%, due 04/03/2006	1,048	1,048
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	1,048	1,048

Paradigm Funding LLC-144A
4.72%, due 04/11/2006	$1,324	$1,324
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	1,325	1,325
4.77%, due 04/25/2006	1,325	1,325
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	1,060	1,060
Euro Dollar Overnight (0.9%)
Royal Bank of Scotland
4.69%, due 04/04/2006	2,649	2,649
4.78%, due 04/06/2006	1,060	1,060
Svenska Handlesbanken
4.85%, due 04/03/2006	574	574
Euro Dollar Terms (6.2%)
Bank of Nova Scotia
4.79%, due 05/10/2006	2,649	2,649
Barclays
4.68%, due 04/28/2006	1,324	1,324
4.79%, due 05/10/2006	3,974	3,974
4.77%, due 05/16/2006	530	530
Calyon
4.75%, due 04/12/2006	2,119	2,119
4.74%, due 05/09/2006	1,325	1,325
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	1,060	1,060
4.70%, due 05/02/2006	1,589	1,589
4.73%, due 05/08/2006	1,854	1,854
Fortis Bank
4.75%, due 04/24/2006	2,649	2,649
Royal Bank of Canada
4.77%, due 05/01/2006	1,060	1,060
Royal Bank of Scotland
4.75%, due 04/28/2006	1,060	1,060
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	1,854	1,854
Societe Generale
4.78%, due 05/04/2006	3,974	3,974
4.79%, due 05/10/2006	2,649	2,649
Toronto Dominion Bank
4.72%, due 04/18/2006	1,325	1,325
Repurchase Agreements (4.6%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $2,498 on 04/03/2006	2,497	2,497
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $8,643 on 04/03/2006	8,640	8,640
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $118 on 04/03/2006	118	118
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $9,882 on 04/03/2006	9,878	9,878
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $1,136 on 04/03/2006	1,135	1,135
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $984 on 04/03/2006	984	984

	Shares	Value
Investment Companies (3.1%)
American Beacon Fund
1-day yield of 4.64%	527,071	$527
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	7,385,073	7,385
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	1,483,468	1,483
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	237,752	238
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	5,726,518	5,727
Total Security Lending Collateral (cost: $94,571)		94,571
Total Investment Securities (cost: $444,741) #		$579,113

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $91,718.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $23,650, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $444,894. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $140,516 and $6,297, respectively. Net unrealized appreciation for tax purposes is $134,219.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $8,454 or 1.7% of the net assets of the Fund.

Transamerica Money Market

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
COMMERCIAL PAPER (83.7%)
Automotive (9.0%)
BMW US Capital LLC-144A
4.60%, due 04/10/2006	$ 8,700	$ 8,690
4.73%, due 04/12/2006	11,000	10,984
Harley-Davidson, Inc.-144A
4.54%, due 04/04/2006	11,300	11,296
4.71%, due 04/21/2006	6,025	6,009
Chemicals & Allied Products (2.6%)
Colgate-Palmolive Co.-144A
4.71%, due 04/13/2006	10,710	10,693
Commercial Banks (19.3%)
Caterpillar Financial Services Corp.
4.73%, due 04/11/2006	7,250	7,241
HBOS Treasury Services
4.81%, due 06/08/2006	7,100	7,036
4.81%, due 06/16/2006	10,000	9,898
Royal Bank of Scotland
4.75%, due 05/01/2006	10,000	9,960
4.75%, due 05/02/2006	9,100	9,063
State Street Boston Corp.
4.57%, due 04/06/2006	9,800	9,794
4.59%, due 04/11/2006	8,700	8,689
UBS Finance Delaware LLC
4.54%, due 04/24/2006	6,500	6,481
4.70%, due 05/22/2006	10,800	10,728
Insurance (4.5%)
Metlife Funding, Inc.
4.61%, due 05/18/2006	10,470	10,407
4.65%, due 05/22/2006	8,000	7,947
Metal Mining (4.9%)
BHP Billiton Finance USA, Ltd.-144A
4.65%, due 04/05/2006	10,000	9,995
4.65%, due 04/06/2006	10,150	10,143
Mortgage Bankers & Brokers (17.8%)
Barclays U.S. Funding Corp.
4.61%, due 05/09/2006	9,900	9,852
4.72%, due 05/15/2006	8,800	8,749
CAFCO LLC-144A
4.67%, due 04/17/2006	11,575	11,551
Ciesco LLC-144A
4.68%, due 04/25/2006	7,400	7,377
Old Line Funding Corp.-144A
4.53%, due 04/03/2006	11,000	10,997
4.63%, due 04/19/2006	6,600	6,585
Ranger Funding Co. LLC-144A
4.57%, due 04/07/2006	17,700	17,687

Oil & Gas Extraction (3.6%)
Total Capital SA-144A
4.54%, due 04/03/2006	$ 10,450	$ 10,447
4.82%, due 04/03/2006	4,200	4,199
Personal Credit Institutions (22.0%)
American Honda Finance Corp.
4.52%, due 04/04/2006	13,900	13,895
4.52%, due 04/10/2006	3,500	3,496
General Electric Capital Corp.
4.54%, due 04/07/2006	11,000	10,992
4.65%, due 05/22/2006	6,800	6,755
International Lease Finance Corp.
4.73%, due 05/16/2006	10,000	9,941
4.73%, due 05/17/2006	9,900	9,840
Paccar Financial Corp.
4.59%, due 05/09/2006	10,300	10,250
4.60%, due 05/11/2006	7,500	7,462
Toyota Motor Credit Corp.
4.52%, due 04/06/2006	5,500	5,497
4.52%, due 04/10/2006	6,200	6,193
4.52%, due 04/11/2006	6,000	5,992
Total Commercial Paper (cost: $342,811)		342,811
SHORT-TERM OBLIGATIONS (6.6%)
Department Stores (2.2%)
Wal-Mart Stores, Inc.
5.45%, due 08/01/2006	8,944	8,961
Security & Commodity Brokers (4.4%)
Goldman Sachs Group, Inc., Series B
4.78%, due 04/20/2006 *	18,100	18,101
Total Short-Term Obligations (cost: $27,062)		27,062
CERTIFICATES OF DEPOSIT (9.5%)
Wells Fargo Bank NA
4.61%, due 04/11/2006	9,580	9,580
4.78%, due 05/05/2006	10,000	10,000
Toronto Dominion Bank, Ltd.
4.91%, due 06/29/2006	13,000	13,000
4.91%, due 06/30/2006	6,500	6,500
Total Certificates Of Deposit (cost: $39,080)		39,080
Total Investment Securities (cost: $408,953)		$ 408,953

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of March 31, 2006.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $136,653 or 33.4% of the net assets of the Fund.

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.7%)
Apparel Products (0.6%)
True Religion Apparel, Inc. ‡ †	145,000	$2,678
Chemicals & Allied Products (5.2%)
Lubrizol Corp.	180,000	7,713
Olin Corp.	485,000	10,413
PolyOne Corp. ‡	555,560	5,178
Commercial Banks (3.7%)
Corus Bankshares, Inc. †	140,000	8,322
North Fork Bancorp, Inc.	283,878	8,184
Computer & Data Processing Services (3.0%)
ActivIdentity Corp. ‡	175,800	737
Fair Isaac Corp.	215,000	8,518
Sabre Holdings Corp. †	183,200	4,311
Computer & Office Equipment (1.5%)
Hypercom Corp. ‡	725,000	6,742
Symbol Technologies, Inc.	3,450	37
Construction (6.9%)
Chemed Corp.	266,700	15,826
McDermott International, Inc. ‡	280,000	15,246
Electric Services (1.7%)
CMS Energy Corp. ‡	580,000	7,511
Electric, Gas & Sanitary Services (0.7%)
ALLETE, Inc.	66,666	3,107
Electronic & Other Electric Equipment (6.6%)
Acuity Brands, Inc.	300,000	12,000
Genlyte Group, Inc. ‡	260,000	17,716
Electronic Components & Accessories (1.6%)
Advanced Energy Industries, Inc. ‡	165,000	2,331
OSI Systems, Inc. ‡ †	232,800	4,919
Environmental Services (2.2%)
Republic Services, Inc.	230,000	9,777
Food & Kindred Products (1.4%)
Hercules, Inc. ‡	356,600	4,921
TreeHouse Foods, Inc. ‡ †	47,000	1,248
Gas Production & Distribution (1.6%)
KeySpan Corp.	175,000	7,152
Holding & Other Investment Offices (8.8%)
Annaly Mortgage Management, Inc. REIT †	400,000	4,856
Education Realty Trust, Inc. REIT	325,000	4,972
Host Marriott Corp. REIT †	550,000	11,770

LTC Properties, Inc. REIT	450,000	$10,467
Omega Healthcare Investors, Inc. REIT	291,000	4,080
Parkway Properties, Inc. REIT †	79,000	3,451
Industrial Machinery & Equipment (2.6%)
Allis-Chalmers Corp. ‡	305,000	4,157
Terex Corp. ‡	95,700	7,583
Instruments & Related Products (2.1%)
Fisher Scientific International ‡	140,000	9,527
Insurance (6.9%)
AMBAC Financial Group, Inc.	120,000	9,552
HCC Insurance Holdings, Inc. †	367,500	12,789
PartnerRe, Ltd.	135,000	8,382
Management Services (2.6%)
FTI Consulting, Inc. ‡ †	415,000	11,840
Medical Instruments & Supplies (1.9%)
Orthofix International NV ‡	210,000	8,362
Oil & Gas Extraction (18.3%)
Bronco Drilling Co., Inc. ‡	231,625	6,092
Chesapeake Energy Corp. †	420,400	13,205
Global Industries, Ltd. ‡	478,225	6,929
GlobalSantaFe Corp.	200,000	12,150
Patterson-UTI Energy, Inc.	202,490	6,472
Pioneer Drilling Co. ‡	370,000	6,079
Superior Energy Services, Inc. ‡	805,000	21,566
Todco-Class A ‡ †	240,150	9,464
Pharmaceuticals (0.5%)
ARIAD Pharmaceuticals, Inc. ‡ †	360,000	2,369
Restaurants (1.1%)
O’Charley’s, Inc. ‡	255,000	4,707
Retail Trade (2.3%)
Sports Authority, Inc. (The) ‡	280,000	10,332
Savings Institutions (0.9%)
Partners Trust Financial Group, Inc.	350,000	4,172
Telecommunications (2.1%)
Citizens Communications Co.	700,000	9,289
Trucking & Warehousing (1.3%)
YRC Worldwide, Inc. ‡	151,100	5,751
Water Transportation (6.6%)
Aries Maritime Transport, Ltd. †	992,000	13,858
DryShips, Inc. †	270,000	2,857
Genco Shipping & Trading, Ltd. †	499,700	8,505
StealthGas, Inc.	305,600	4,248
Wholesale Trade Nondurable Goods (2.0%)
Dean Foods Co. ‡	235,000	9,125
Total Common Stocks (cost: $323,812)		433,545

	Principal	Value
SECURITY LENDING COLLATERAL (17.0%)
Debt (14.2%)
Bank Notes (0.5%)
Bank of America
4.77%, due 05/16/2006 *	$1,193	$1,193
4.81%, due 08/10/2006 *	980	980
Certificates Of Deposit (0.9%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	1,066	1,066
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	2,131	2,131
Rabobank Nederland
5.01%, due 05/31/2006 *	1,066	1,066
Commercial Paper (2.3%)
Danske Corp.
4.75%, due 04/07/2006	1,270	1,270
4.79%, due 04/07/2006	2,131	2,131
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	1,066	1,066
Grampian Funding LLC-144A
4.60%, due 04/03/2006	844	844
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	843	843
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	1,066	1,066
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	1,066	1,066
4.77%, due 04/25/2006	1,066	1,066
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	853	853
Euro Dollar Overnight (0.8%)
Royal Bank of Scotland
4.69%, due 04/04/2006	2,131	2,131
4.78%, due 04/06/2006	853	853
Svenska Handlesbanken
4.85%, due 04/03/2006	462	462
Euro Dollar Terms (5.5%)
Bank of Nova Scotia
4.79%, due 05/10/2006	2,131	2,131
Barclays
4.68%, due 04/28/2006	1,066	1,066
4.79%, due 05/10/2006	3,197	3,197
4.77%, due 05/16/2006	426	426
Calyon
4.75%, due 04/12/2006	1,705	1,705
4.74%, due 05/09/2006	1,066	1,066
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	852	852
4.70%, due 05/02/2006	1,279	1,279
4.73%, due 05/08/2006	1,492	1,492

Fortis Bank
4.75%, due 04/24/2006	$2,131	$2,131
Royal Bank of Canada
4.77%, due 05/01/2006	852	852
Royal Bank of Scotland
4.75%, due 04/28/2006	852	852
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	1,492	1,492
Societe Generale
4.78%, due 05/04/2006	3,197	3,197
4.79%, due 05/10/2006	2,131	2,131
Toronto Dominion Bank
4.72%, due 04/18/2006	1,066	1,066
Repurchase Agreements (4.2%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $2,010 on 04/03/2006	2,009	2,009
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $6,954 on 04/03/2006	6,951	6,951
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $95 on 04/03/2006	95	95
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $7,950 on 04/03/2006	7,947	7,947
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $914 on 04/03/2006	913	913
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $792 on 04/03/2006	791	791

	Shares	Value
Investment Companies (2.8%)
American Beacon Fund
1-day yield of 4.64%	424,035	$424
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	5,941,384	5,941
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	1,193,469	1,193
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	191,274	191
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	4,607,056	4,607
Total Security Lending Collateral (cost: $76,084)		76,084
Total Investment Securities (cost: $399,896) #		$509,629

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $72,977.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $19,027, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $400,043. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $120,590 and $11,004, respectively. Net unrealized appreciation for tax purposes is $109,586.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $6,804 or 1.5% of the net assets of the Fund.

REIT	Real Estate Investment Trust

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (37.8%)
U.S. Treasury Bond
7.50%, due 11/15/2016 †	$14,000	$16,917
U.S. Treasury Bond
6.13%, due 11/15/2027 †	4,250	4,838
5.38%, due 02/15/2031 †	13,683	14,404
U.S. Treasury Note
6.50%, due 10/15/2006	8,800	8,873
4.38%, due 11/15/2008	2,000	1,977
4.25%, due 01/15/2011 †	7,300	7,119
4.25%, due 08/15/2015 †	856	815
4.50%, due 11/15/2015 †	14,300	13,877
Total U.S. Government Obligations (cost: $70,938)		68,820
U.S. GOVERNMENT AGENCY OBLIGATIONS (26.1%)
Fannie Mae
4.75%, due 01/02/2007	5,000	4,983
2.38%, due 02/15/2007	5,000	4,884
5.25%, due 08/01/2012	2,000	1,980
5.00%, due 07/01/2035	2,468	2,351
Fannie Mae-Conventional Pool
6.00%, due 01/01/2034	1,522	1,523
6.00%, due 08/01/2034	887	888
6.00%, due 10/01/2034	1,593	1,593
Federal Home Loan Bank
3.00%, due 04/15/2009 †	13,000	12,230
Freddie Mac-Gold Pool
4.90%, due 11/03/2008	7,300	7,235
6.00%, due 09/01/2032	720	721
6.00%, due 11/01/2032	1,121	1,123
5.50%, due 06/01/2035	5,353	5,234
5.00%, due 07/01/2035	1,476	1,405
Ginnie Mae-FHA/VA Pool
6.00%, due 03/20/2034	1,284	1,295
Total U.S. Government Agency Obligations (cost: $48,951)		47,445
ASSET-BACKED SECURITIES (0.9%)
Harley-Davidson Motorcycle Trust, Series 2005-4, Class A1
4.78%, due 11/15/2010	1,678	1,672
Total Asset-Backed Securities (cost: $1,678)		1,672
CORPORATE DEBT SECURITIES (28.4%)
Beer, Wine & Distilled Beverages (0.5%)
Foster’s Finance Corp.-144A
5.88%, due 06/15/2035	1,100	1,001

Business Credit Institutions (0.6%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	$940	$1,016
Business Services (0.6%)
Hertz Corp.-144A
8.88%, due 01/01/2014	1,000	1,037
Commercial Banks (1.4%)
Sumitomo Mitsui Banking-144A
5.63%, due 07/15/2049 (a)	1,800	1,746
Wachovia Capital Trust III
5.80%, due 03/15/2049 (a)	772	758
Department Stores (0.6%)
Neiman-Marcus Group, Inc.-144A
9.00%, due 10/15/2015	1,000	1,057
Electric Services (1.1%)
PSEG Funding Trust
5.38%, due 11/16/2007	2,000	1,993
Electronic Components & Accessories (0.5%)
Cisco Systems, Inc.
5.50%, due 02/22/2016	1,000	985
Holding & Other Investment Offices (0.5%)
Hutchison Whampoa International, Ltd.-144A
7.45%, due 11/24/2033	780	851
Insurance (1.0%)
Reinsurance Group of America
6.75%, due 12/15/2065 (a)	2,000	1,897
Metal Mining (1.0%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	1,373	1,780
Oil & Gas Extraction (1.4%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 (a)	1,615	1,707
Nexen, Inc.
5.88%, due 03/10/2035	875	816
Personal Credit Institutions (0.3%)
HSBC Finance Capital Trust IX
5.91%, due 11/30/2035 (a)	600	589
Petroleum Refining (0.4%)
Valero Energy Corp.
7.50%, due 04/15/2032	625	719
Printing & Publishing (0.8%)
Media General, Inc.
6.95%, due 09/01/2006	1,500	1,505
Radio & Television Broadcasting (1.1%)
Univision Communications, Inc.
7.85%, due 07/15/2011	2,000	2,098

Real Estate (2.2%)
Colonial Realty, LP
7.00%, due 07/14/2007	$1,500	$1,523
Tanger Properties L.P.
9.13%, due 02/15/2008	2,284	2,409
Telecommunications (1.4%)
America Movil SA de CV
5.50%, due 03/01/2014	2,750	2,636
U.S. Government & Agency (12.1%)
Fannie Mae
5.10%, due 01/18/2011	9,000	8,894
Freddie Mac
4.48%, due 09/19/2008	7,300	7,169
5.50%, due 02/22/2013	6,000	5,951
Water Transportation (0.9%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	1,500	1,656
Total Corporate Debt Securities (cost: $52,911)		51,793
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (5.5%)
Federal Home Loan Bank
5.00%, due 09/29/2006	10,000	10,000
Total Short-Term U.S. Government Obligations (cost: $10,000)		10,000
SECURITY LENDING COLLATERAL (20.2%)
Debt (16.9%)
Bank Notes (0.6%)
Bank of America
4.77%, due 05/16/2006 *	576	576
4.81%, due 08/10/2006 *	473	473
Certificates Of Deposit (1.1%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	514	514
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	1,028	1,028
Rabobank Nederland
5.01%, due 05/31/2006 *	514	514
Commercial Paper (2.7%)
Danske Corp.
4.75%, due 04/07/2006	613	613
4.79%, due 04/07/2006	1,028	1,028
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	514	514
Grampian Funding LLC-144A
4.60%, due 04/03/2006	407	407
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	407	407
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	514	514

Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	$514	$514
4.77%, due 04/25/2006	514	514
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	411	411
Euro Dollar Overnight (0.9%)
Royal Bank of Scotland
4.69%, due 04/04/2006	1,028	1,028
4.78%, due 04/06/2006	411	411
Svenska Handlesbanken
4.85%, due 04/03/2006	223	223
Euro Dollar Terms (6.6%)
Bank of Nova Scotia
4.79%, due 05/10/2006	1,028	1,028
Barclays
4.68%, due 04/28/2006	514	514
4.79%, due 05/10/2006	1,542	1,542
4.77%, due 05/16/2006	206	206
Calyon
4.75%, due 04/12/2006	823	822
4.74%, due 05/09/2006	514	514
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	411	411
4.70%, due 05/02/2006	617	617
4.73%, due 05/08/2006	720	720
Fortis Bank
4.75%, due 04/24/2006	1,028	1,028
Royal Bank of Canada
4.77%, due 05/01/2006	411	411
Royal Bank of Scotland
4.75%, due 04/28/2006	411	411
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	720	720
Societe Generale
4.78%, due 05/04/2006	1,542	1,542
4.79%, due 05/10/2006	1,028	1,028
Toronto Dominion Bank
4.72%, due 04/18/2006	514	514
Repurchase Agreements (5.0%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $970 on 04/03/2006	969	969
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $3,355 on 04/03/2006	3,353	3,353
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $46 on 04/03/2006	46	46
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $3,835 on 04/03/2006	3,834	3,834
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $441 on 04/03/2006	441	441
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $382 on 04/03/2006	382	382

	Shares	Value
Investment Companies (3.3%)
American Beacon Fund
1-day yield of 4.64%	204,562	$205
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	2,866,232	2,866
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	575,751	576
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	92,274	92
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	2,222,528	2,223
Total Security Lending Collateral (cost: $36,704)		36,704
Total Investment Securities (cost: $221,182) #		$216,434

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $35,815.
(a)

Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of March 31, 2006. The security has a perpetual maturity. The date shown is the call date.

*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $9,179, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $221,294. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $0 and $4,860, respectively. Net unrealized depreciation for tax purposes is $4,860.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $8,973 or 4.9% of the net assets of the Fund.

FHA	Federal Housing Administration
LIBOR	London Interbank Offer Rate
VA	Veterans Affairs

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS ˜
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (4.2%)
U.S. Treasury Bond
6.13%, due 11/15/2027	$3,450	$3,927
5.38%, due 02/15/2031	4,668	4,914
U.S. Treasury Note
4.75%, due 03/31/2011	100	100
4.50%, due 11/15/2015	10,835	10,514
4.50%, due 02/15/2016	80	78
Total U.S. Government Obligations (cost: $20,184)		19,533
U.S. GOVERNMENT AGENCY OBLIGATIONS (9.8%)
Fannie Mae
5.50%, due 05/01/2035	12,581	12,284
5.00%, due 07/01/2035	4,451	4,238
Fannie Mae-Conventional Pool
5.50%, due 08/01/2017	1,750	1,742
6.00%, due 01/01/2018	2,245	2,277
5.00%, due 05/01/2018	1,214	1,186
6.00%, due 01/01/2034	1,875	1,876
6.00%, due 08/01/2034	739	740
6.00%, due 10/01/2034	1,383	1,383
Freddie Mac-Gold Pool
5.00%, due 04/01/2018	2,311	2,258
5.50%, due 09/01/2018	697	693
5.50%, due 11/01/2018	2,308	2,294
6.00%, due 11/01/2033	1,582	1,584
6.00%, due 12/01/2033	1,377	1,378
5.50%, due 06/01/2035	5,721	5,594
5.00%, due 07/01/2035	4,447	4,232
Ginnie Mae-FHA/VA Pool
6.50%, due 10/15/2027	753	780
6.00%, due 02/20/2034	1,106	1,116
6.00%, due 08/20/2034	164	165
Total U.S. Government Agency Obligations (cost: $47,330)		45,820
ASSET-BACKED SECURITIES (1.2%)
Harley-Davidson Motorcycle Trust, Series 2005-4, Class A1
4.78%, due 11/15/2010	2,936	2,926
USAA Auto Owner Trust, Series 2005-3, Class A2
4.52%, due 06/16/2008	2,879	2,866
Total Asset-Backed Securities (cost: $5,815)		5,792
CORPORATE DEBT SECURITIES (12.1%)
Agriculture (0.2%)
Dole Food Co., Inc.
8.63%, due 05/01/2009	300	301
Michael Foods, Inc.
8.00%, due 11/15/2013	700	713

Beverages (0.6%)
Bottling Group LLC
2.45%, due 10/16/2006	$2,000	$1,970
Cia Brasileira de Bebidas
8.75%, due 09/15/2013	635	730
Business Credit Institutions (0.3%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	1,300	1,405
Business Services (0.2%)
Hertz Corp.-144A
8.88%, due 01/01/2014	700	726
Chemicals & Allied Products (0.7%)
Lubrizol Corp.
4.63%, due 10/01/2009	2,200	2,131
Monsanto Co.
5.50%, due 07/30/2035	830	750
Nalco Co.
7.75%, due 11/15/2011	280	283
Commercial Banks (1.7%)
Abbey National PLC
7.35%, due 06/15/2049 (a)	2,000	2,025
Bank One Corp.
6.88%, due 08/01/2006	1,000	1,006
Barclays Bank PLC
6.28%, due 12/15/2034 (a)	475	456
Popular North America, Inc.
5.20%, due 12/12/2007	600	597
Shinsei Finance Cayman, Ltd.-144A
6.42%, due 07/20/2049 (a)	1,830	1,801
Wachovia Capital Trust III
5.80%, due 03/15/2049 (a)	560	550
Wells Fargo & Co.
6.25%, due 04/15/2008	530	540
ZFS Finance USA Trust I-144A
6.45%, due 12/15/2065 (a)	860	828
Communication (0.2%)
Comcast Corp.
7.05%, due 03/15/2033	705	726
Department Stores (0.2%)
Neiman-Marcus Group, Inc.-144A
9.00%, due 10/15/2015	1,000	1,057
Electric Services (0.4%)
PSEG Funding Trust
5.38%, due 11/16/2007	2,000	1,993
Food & Kindred Products (0.2%)
Sara Lee Corp.
6.95%, due 10/09/2006	1,000	1,005

Food Stores (0.1%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	$600	$599
Gas Production & Distribution (0.1%)
Oneok, Inc.
5.51%, due 02/16/2008	493	492
Holding & Other Investment Offices (0.9%)
Hutchison Whampoa International, Ltd.-144A
7.45%, due 11/24/2033	440	480
iStar Financial, Inc.
4.88%, due 01/15/2009	2,000	1,964
Plum Creek Timberlands, LP
5.88%, due 11/15/2015	1,030	1,010
Tanger Factory Outlet Centers REIT
6.15%, due 11/15/2015	950	928
Industrial Machinery & Equipment (0.1%)
Cummins, Inc.
7.13%, due 03/01/2028	345	352
Insurance (0.7%)
International Lease Finance Corp.
5.63%, due 06/01/2007	1,000	1,001
Wellpoint Health Networks, Inc.
6.38%, due 06/15/2006	2,400	2,406
Metal Mining (0.3%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	913	1,184
Teck Cominco, Ltd.
6.13%, due 10/01/2035	475	447
Mortgage Bankers & Brokers (0.3%)
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 (a)	765	733
Kinder Morgan Finance Co., ULC
6.40%, due 01/05/2036	720	701
Motion Pictures (0.5%)
Time Warner, Inc.
9.13%, due 01/15/2013	2,000	2,316
Oil & Gas Extraction (0.5%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014	100	102
Husky Oil, Ltd.
8.90%, due 08/15/2028 (a)	1,320	1,395
Nexen, Inc.
5.88%, due 03/10/2035	760	708
Petroleum Refining (0.1%)
Valero Energy Corp.
7.50%, due 04/15/2032	500	575
Primary Metal Industries (0.1%)
Noranda, Inc.
6.00%, due 10/15/2015	500	489
Printing & Publishing (0.5%)
Media General, Inc.
6.95%, due 09/01/2006	$1,590	$1,596
News America Holdings, Inc.
7.75%, due 12/01/2045	610	658
Radio & Television Broadcasting (0.8%)
Chancellor Media Corp.
8.00%, due 11/01/2008	2,025	2,126
Univision Communications, Inc.
7.85%, due 07/15/2011	1,400	1,468
Real Estate (0.4%)
Colonial Realty, LP
7.00%, due 07/14/2007	1,846	1,874
Restaurants (0.1%)
Landry’s Restaurants, Inc., Series B
7.50%, due 12/15/2014	500	482
Security & Commodity Brokers (0.6%)
Credit Suisse First Boston (London), Inc.-144A
7.90%, due 05/01/2049 (a)	2,000	2,048
E*Trade Financial Corp.
8.00%, due 06/15/2011	500	519
Telecommunications (0.3%)
Sprint Capital Corp.
8.75%, due 03/15/2032	540	675
Verizon Global Funding Corp.
7.75%, due 12/01/2030	650	718
Water Transportation (0.8%)
Carnival Corp.
3.75%, due 11/15/2007	2,900	2,827
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	1,000	1,104
Wholesale Trade Nondurable Goods (0.2%)
Domino’s, Inc.
8.25%, due 07/01/2011	729	747
Total Corporate Debt Securities (cost: $57,729)		56,317

	Shares	Value
COMMON STOCKS (69.4%)
Amusement & Recreation Services (1.6%)
Disney (Walt) Co. (The)	270,000	$7,530
Business Credit Institutions (0.3%)
Fannie Mae	26,000	1,336
Chemicals & Allied Products (1.6%)
Colgate-Palmolive Co.	56,000	3,198
Praxair, Inc.	77,900	4,296
Commercial Banks (6.4%)
Bank of America Corp.	211,844	9,647
Citigroup, Inc.	205,170	9,690
PNC Financial Services Group, Inc.	70,000	$4,712
Wachovia Corp.	67,640	3,791
Wells Fargo & Co.	30,000	1,916
Computer & Data Processing Services (4.8%)
Microsoft Corp.	825,000	22,448
Electric Services (1.2%)
Dominion Resources, Inc.	45,000	3,106
Duke Energy Corp.	92,000	2,682
Electronic & Other Electric Equipment (2.1%)
Cooper Industries, Ltd.-Class A	20,000	1,738
General Electric Co.	233,300	8,114
Food & Kindred Products (4.2%)
Altria Group, Inc.	160,000	11,338
HJ Heinz Co.	120,000	4,550
Sara Lee Corp.	200,000	3,576
Gas Production & Distribution (2.4%)
KeySpan Corp.	270,000	11,035
Holding & Other Investment Offices (3.8%)
Plum Creek Timber Co., Inc.	210,000	7,755
Rayonier, Inc.	216,000	9,847
Life Insurance (0.8%)
Genworth Financial, Inc.-Class A	110,000	3,677
Lumber & Wood Products (0.6%)
Louisiana-Pacific Corp.	100,000	2,720
Motion Pictures (4.2%)
Time Warner, Inc.	1,170,000	19,644
Oil & Gas Extraction (4.9%)
Anadarko Petroleum Corp.	55,000	5,556
Chesapeake Energy Corp.	49,800	1,564
EOG Resources, Inc.	100,000	7,200
Schlumberger, Ltd.	65,400	8,278
Paper & Allied Products (0.5%)
Kimberly-Clark Corp.	40,000	2,312
Petroleum Refining (5.6%)
BP PLC, ADR	175,000	12,065
Exxon Mobil Corp.	75,000	4,565
Marathon Oil Corp.	80,000	6,094
Murphy Oil Corp.	70,000	3,487
Pharmaceuticals (8.2%)
Bristol-Myers Squibb Co.	595,000	14,643
Merck & Co., Inc.	554,000	19,517
Schering-Plough Corp.	200,000	3,798
Railroads (0.8%)
Union Pacific Corp.	40,000	3,734
Savings Institutions (2.9%)
Washington Mutual, Inc.	314,540	13,406
Security & Commodity Brokers (7.3%)
AllianceBernstein Holding, LP	350,000	$23,188
Jefferies Group, Inc.	74,800	4,376
Raymond James Financial, Inc.	166,500	4,922
T. Rowe Price Group, Inc.	20,000	1,564
Telecommunications (3.6%)
Sprint Nextel Corp.	650,000	16,796
Tobacco Products (1.6%)
Loews Corp. - Carolina Group	154,000	7,280
Total Common Stocks (cost: $256,560)		322,691
Total Investment Securities (cost: $387,618)		$450,153

	Contracts ◆	Value
WRITTEN OPTIONS (-0.7%)
Covered Call Options (-0.4%)
HJ Heinz Co.	1,200	$(162)
Call Strike $40.00
Expires 01/20/2007
Loews Corp.- Carolina Group	540	(69)
Call Strike $50.00
Expires 06/17/2006
Louisiana-Pacific Corp.	500	(12)
Call Strike $30.00
Expires 05/20/2006
Lousiana-Pacific Corp.	500	(42)
Call Strike $30.00
Expires 08/19/2006
Merck & Co., Inc.	1,240	(170)
Call Strike $37.50
Expires 10/21/2006
PNC Financial Service Group	550	(36)
Call Strike $75.00
Expires 08/19/2006
PNC Financial Services Group	550	(48)
Call Strike $80.00
Expires 01/20/2007
Schering-Plough Corp.	1,000	(80)
Call Strike $20.00
Expires 08/19/2006
Schlumberger, Ltd.	654	(1,177)
Call Strike $110.00
Expires 05/20/2006
Union Pacific Corp.	100	(46)
Call Strike $95.00
Expires 08/19/2006
Put Options (-0.3%)
American International Group, Inc.	800	(148)
Put Strike $65.00
Expires 08/19/2006
American International Group, Inc.	1,600	$(320)
Put Strike $55.00
Expires 01/19/2008
Chesapeake Energy Corp.	210,000	(152)
Put Strike $27.50
Expires 07/22/2006
Cia Vale Do Rio Doce	1,700	(162)
Put Strike $35.00
Expires 01/20/2007
Colgate-Palmolive Co.	560	(50)
Put Strike $50.00
Expires 01/20/2007
Duke Energy Corp.	1,000	(50)
Put Strike $25.00
Expires 01/20/2007
Fannie Mae	1,100	(204)
Put Strike $45.00
Expires 01/20/2007
GlobalSantaFe Corp.	800	(12)
Put Strike $42.50
Expires 04/22/2006
Kimberly-Clark Corp.	600	(83)
Put Strike $55.00
Expires 10/21/2006
Morgan Stanley	1,500	(53)
Put Strike $50.00
Expires 10/21/2006
Pfizer, Inc.	2,100	(210)
Put Strike $20.00
Expires 01/19/2008
Schering-Plough Corp.	1,500	(41)
Put Strike $15.00
Expires 01/20/2007
Time Warner, Inc.	2,000	(120)
Put Strike $16.00
Expires 10/21/2006
Total Written Options (premiums: $2,937)		(3,447)

NOTES TO SCHEDULE OF INVESTMENTS:

˜	Substantially all of the Fund’s securities are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund.
(a)

Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of March 31, 2006. The security has a perpetual maturity. The date shown is the call date.

◆	Contract amounts are not in thousands.
#

Aggregate cost for Federal income tax purposes is $388,637. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $73,004 and $11,488, respectively. Net unrealized appreciation for tax purposes is $61,516.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $7,673 or 1.6% of the net assets of the Fund.

ADR	American Depositary Receipt
FHA	Federal Housing Administration
REIT	Real Estate Investment Trust
VA	Veterans Affairs

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.0%)
Ireland (0.0%)
Grafton Group PLC ‡	3,500	$46
Mexico (0.0%)
Fomento Economico Mexicano SA de CV	7,000	64
United Kingdom (0.0%)
Berkeley Group Holdings PLC ‡	1,109	23
Total Convertible Preferred Stocks (cost: $111)		133
PREFERRED STOCKS (1.1%)
Brazil (0.8%)
Aracruz Celulose SA-Class B	5,497	29
Banco Bradesco SA	5,000	180
Banco Itau Holding Financeira SA	2,920	87
Brasil Telecom Participacoes SA	3,179,514	23
Caemi Mineracao e Metalurgica SA	22,000	39
Centrais Eletricas Brasileiras SA-Class B	1,510,988	33
Cia de Bebidas das Americas	224,986	96
Cia Energetica de Minas Gerais	1,327,500	60
Cia Vale do Rio Doce-Class A	7,815	336
Contax Participacoes SA	4,715	6
Embratel Participacoes SA ‡	3,251,936	7
Empresa Brasileira de Aeronautica SA	4,979	46
Gerdau SA	3,250	73
Klabin SA	8,500	19
Petroleo Brasileiro SA	31,000	615
Sadia SA	6,000	16
Tele Norte Leste Participacoes SA	3,631	60
Telesp Celular Participacoes SA ‡	9,564	40
Usinas Siderurgicas de Minas Gerais SA-Class A	2,000	74
Votorantim Celulose e Papel SA	703	11
Germany (0.2%)
Henkel KGaA	1,037	121
Porsche AG	110	105
ProSieben SAT.1 Media AG	674	18
RWE AG	256	20
Volkswagen AG	1,209	66
Russia (0.1%)
Surgutneftegaz, ADR ‡	2,100	246
Total Preferred Stocks (cost: $1,361)		2,426
COMMON STOCKS (86.8%)
Australia (3.9%)
Alumina, Ltd.	29,755	157
Amcor, Ltd.	23,105	122

AMP, Ltd.	15,002	$93
Ansell, Ltd.	1,835	15
Australia & New Zealand Banking Group, Ltd.	16,310	308
Australian Gas Light Co., Ltd.	5,245	69
BHP Billiton, Ltd.	92,000	1,837
BlueScope Steel, Ltd.	18,798	96
Boral, Ltd.	15,307	97
Brambles Industries, Ltd.	11,167	86
Caltex Australia, Ltd.	10,136	139
Coca-Cola Amatil, Ltd.	5,888	30
Coles Myer, Ltd.	12,117	92
Commonwealth Bank of Australia	13,478	435
CSL, Ltd.	808	32
CSR, Ltd.	24,831	79
Foster’s Group, Ltd.	23,028	87
Insurance Australia Group, Ltd.	19,171	75
John Fairfax Holdings, Ltd.	11,317	32
Leighton Holdings, Ltd.	2,026	26
Lend Lease Corp, Ltd. (a)	5,605	55
Macquarie Bank, Ltd.	2,358	109
Macquarie Infrastructure Group (a)	26,280	71
Mayne Group, Ltd.	10,157	25
Mayne Pharma, Ltd. ‡	10,157	21
National Australia Bank, Ltd.	18,067	486
Newcrest Mining, Ltd.	8,522	142
OneSteel, Ltd.	14,572	43
Orica, Ltd.	7,346	121
Origin Energy, Ltd.	72,622	379
PaperlinX, Ltd.	11,828	32
Patrick Corp., Ltd.	7,068	41
QBE Insurance Group, Ltd.	7,831	122
Rinker Group, Ltd.	24,421	346
Rio Tinto, Ltd.	7,980	449
Santos, Ltd.	53,330	433
Sonic Healthcare, Ltd.	1,548	17
Stockland	401	2
Stockland ‡	12	—	☐
Suncorp-Metway, Ltd.	6,220	86
Tabcorp Holdings, Ltd.	4,577	50
Telstra Corp., Ltd.	24,350	65
Transurban Group	6,636	32
Wesfarmers, Ltd.	4,239	105
Westpac Banking Corp.	19,060	324
Woodside Petroleum, Ltd.	29,175	946
Woolworths, Ltd.	11,322	152
Austria (0.9%)
Andritz AG	257	37
Bank Austria Creditanstalt AG	848	109
Boehler-Uddeholm AG	321	66
Erste Bank der Oesterreichischen Sparkassen AG	6,783	399
Flughafen Wien AG	386	30
IMMOFINANZ Immobilien Anlagen AG ‡	12,478	129

Mayr-Melnhof Karton AG	157	$28
Meinl European Land, Ltd. ‡	4,095	77
OMV AG	5,992	400
Raiffeisen International Bank Holding AG ‡	1,000	85
Telekom Austria AG	11,766	277
Verbund-Oesterreichische Elektrizitaetswirtschafts AG-Class A	233	103
Voestalpine AG	650	91
Wiener Staedtische Allgemeine Versicherung AG	821	51
Wienerberger AG	2,178	109
Belgium (0.9%)
AGFA-Gevaert NV	971	18
Bekaert SA	84	9
Belgacom SA	1,604	51
Delhaize Group	487	35
Dexia	14,853	384
Fortis	25,323	903
InBev	239	11
KBC Groupe (a)	2,042	219
Solvay SA	992	114
UCB SA	1,721	85
Umicore	422	58
Bermuda (0.3%)
Cheung Kong Infrastructure Holdings, Ltd.	19,000	60
Esprit Holdings, Ltd.	31,500	245
Frontline, Ltd.	800	27
Kerry Properties, Ltd.	14,035	51
Li & Fung, Ltd.	56,000	126
SCMP Group, Ltd.	6,000	2
Ship Finance International, Ltd.	120	2
Ship Finance International, Ltd.	306	5
Yue Yuen Industrial Holdings	20,000	59
Brazil (0.1%)
Arcelor Brasil SA	1,964	30
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	450	19
Cia de Bebidas das Americas	46,196	17
Cia Siderurgica Nacional SA	744	23
Souza Cruz SA	2,500	39
Uniao de Bancos Brasileiros SA, GDR	1,050	78
Cayman Islands (0.1%)
Hutchison Telecommunications International, Ltd. ‡	46,000	79
Kingboard Chemicals Holdings Co., Ltd.	23,000	70
Denmark (0.4%)
Danske Bank A/S	13,439	498
DSV A/S	300	40
GN Store Nord	4,900	68
Novo Nordisk A/S-Class B	3,650	227
Novozymes A/S-Class B	786	53
Vestas Wind Systems A/S ‡ †	2,300	57

Finland (1.2%)
Cargotec Corp.	646	$26
Fortum Oyj †	4,428	112
Kesko Oyj-Class B	2,181	68
Kone Oyj	1,292	53
Metso Oyj	3,581	138
Neste Oil Oyj	1,107	38
Nokia Oyj †	76,844	1,588
Outokumpu Oyj	2,264	46
Rautaruukki Oyj	1,488	55
Sampo Oyj	5,254	110
Stora Enso Oyj-Class R †	9,824	151
Tietoenator Oyj	1,767	69
UPM-Kymmene Oyj †	8,551	202
Uponor Oyj	495	13
Wartsila Oyj-Class B	796	29
France (6.1%)
Accor SA	3,853	222
Air Liquide	1,726	359
Alcatel SA ‡	20,707	320
Alstom ‡	1,474	123
Atos Origin ‡	183	14
Autoroutes du Sud de la France	1,134	70
AXA	36,831	1,291
BNP Paribas	12,393	1,150
Bouygues †	4,023	213
Business Objects SA ‡	555	20
Cap Gemini SA ‡	1,993	108
Carrefour SA †	7,048	374
Casino Guichard Perrachon SA	764	53
Cie de Saint-Gobain	4,028	281
Cie Generale D’Optique Essilor International SA	706	63
CNP Assurances	1,406	142
Credit Agricole SA	5,140	200
Dassault Systemes SA	517	30
France Telecom SA	21,244	477
Gecina SA	715	95
Groupe Danone	2,627	321
Hermes International	99	25
Imerys SA	521	44
Klepierre	603	75
Lafarge SA	2,773	314
Lagardere S.C.A.	1,411	110
L’Oreal SA †	586	52
LVMH Moet Hennessy Louis Vuitton SA	2,442	239
Michelin (C.G.D.E.)-Class B	1,068	67
Neopost SA	581	63
Pernod-Ricard	101	19
Peugeot SA †	1,217	77
PPR SA	635	77
Publicis Groupe	938	37
Renault SA	1,252	133

Safran SA	814	$21
Sanofi-Aventis	14,416	1,369
Schneider Electric SA	2,796	301
Societe BIC SA	377	25
Societe Generale-Class A	4,864	730
Societe Television Francaise (1)	1,155	35
Sodexho Alliance SA	2,055	97
Suez SA ‡	1,004	—	☐
Suez SA	1,004	40
Suez SA †	8,183	322
Technip SA	796	54
Thales SA	1,604	71
Thomson Multimedia SA	2,434	48
Total SA	8,122	2,140
Unibail (a)	975	176
Valeo SA	886	37
Veolia Environnement	1,864	103
Vinci SA	1,842	181
Vivendi Universal SA	8,819	302
Zodiac SA	138	9
Germany (7.2%)
Adidas-Salomon AG	717	142
Allianz AG †	10,935	1,823
Altana AG	1,859	115
BASF AG	8,246	646
Bayer AG	10,030	401
Bayerische Hypo-und Vereinsbank AG ‡	20,810	686
Beiersdorf AG	1,946	280
Celesio AG	605	57
Commerzbank AG	22,744	905
Continental AG	1,422	157
DaimlerChrysler AG	9,623	552
Deutsche Bank AG	12,722	1,451
Deutsche Boerse AG	5,074	731
Deutsche Lufthansa AG	4,366	78
Deutsche Post AG	16,022	401
Deutsche Telekom AG	39,310	662
Douglas Holding AG	324	15
E.ON AG	13,106	1,440
Epcos AG ‡	918	12
Fresenius Medical Care AG	1,101	131
Hochtief AG	150	8
Hypo Real Estate Holding	4,162	285
Infineon Technologies AG ‡ †	7,022	72
KarstadtQuelle AG ‡ †	184	4
Linde AG	1,403	122
Man AG	2,227	154
Merck KGaA	698	66
Metro AG	3,353	172
Muenchener Rueckversicherungs AG	2,659	376
Puma AG Rudolf Dassler Sport	224	85
RWE AG	7,703	669

SAP AG	4,591	$995
Schering AG †	2,413	251
Siemens AG	14,198	1,324
ThyssenKrupp AG	5,610	162
TUI AG †	3,692	72
Volkswagen AG †	2,494	187
Wincor Nixdorf AG	300	38
Greece (0.3%)
Alpha Bank A.E.	4,268	157
EFG Eurobank Ergasias SA	2,499	96
National Bank of Greece SA	5,427	255
OPAP SA	2,900	111
Titan Cement Co. SA	900	43
Hong Kong (2.3%)
Bank of East Asia, Ltd.	48,801	176
BOC Hong Kong Holdings, Ltd.	121,000	243
Cathay Pacific Airways, Ltd.	34,000	60
Cheung Kong Holdings, Ltd. (a)	50,000	530
CLP Holdings, Ltd.	57,500	336
Hang Lung Properties, Ltd.	63,000	120
Hang Seng Bank, Ltd.	23,500	303
Henderson Land Development	24,000	133
Hong Kong & China Gas	125,000	302
Hong Kong Exchanges and Clearing, Ltd.	35,000	211
HongKong Electric Holdings	46,000	216
Hopewell Holdings, Ltd.	21,000	61
Hutchison Whampoa, Ltd.	68,900	632
Hysan Development Co., Ltd.	21,712	62
Johnson Electric Holdings, Ltd.	52,500	49
Link (The) REIT ‡ (a)	54,500	118
MTR Corp.	46,355	105
New World Development, Ltd.	76,700	134
PCCW, Ltd.	123,200	80
Shangri-La Asia, Ltd.	35,071	57
Sino Land Co.	39,922	57
Sun Hung Kai Properties, Ltd.	43,000	437
Swire Pacific, Ltd.-Class A	30,000	294
Techtronic Industries Co.	31,000	56
Television Broadcasts, Ltd.	10,000	57
Wharf Holdings, Ltd.	41,000	151
Ireland (0.5%)
Allied Irish Banks PLC	15,869	378
Bank of Ireland	18,498	344
CRH PLC	8,225	287
DCC PLC	450	10
Elan Corp. PLC ‡	5,550	80
Independent News & Media PLC	3,500	11
Irish Life & Permanent PLC (a)	1,049	25
Italy (1.0%)
Alleanza Assicurazioni SpA	1,196	14
Assicurazioni Generali SpA	2,717	102

Autogrill SpA	1,060	$16
Autostrade SpA	2,257	56
Banca Fideuram SpA	2,009	12
Banca Intesa SpA †	18,124	108
Banca Intesa SpA RNC	1,601	9
Banca Monte dei Paschi di Siena SpA	1,628	9
Banca Nazionale Del Lavoro SpA ‡	2,319	8
Banca Popolare di Milano SCRL	1,170	14
Banco Popolare di Verona e Novara SCRL	1,801	48
Benetton Group SpA	360	5
Enel SpA	5,618	47
ENI-Ente Nazionale Idrocarburi SpA	35,981	1,022
Fiat SpA ‡	1,835	23
Finmeccanica SpA	2,107	48
Italcementi SpA	243	6
Luxottica Group SpA	793	22
Mediaset SpA	1,980	23
Mediobanca SpA	1,091	23
Mediolanum SpA	1,510	12
Pirelli & C SpA	16,439	16
Sanpaolo IMI SpA	7,471	133
Seat Pagine Gialle SpA ‡	22,996	11
Telecom Italia SpA †	74,454	217
Telecom Italia SpA RNC †	42,646	113
Tiscali SpA ‡	1,598	5
UniCredito Italiano SpA (a)	22,665	164
Japan (26.7%)
77 Bank, Ltd. (The)	9,000	69
Acom Co., Ltd. (a) †	1,940	114
Advantest Corp.	2,200	262
Aeon Co., Ltd.	9,800	237
Aeon Credit Service Co., Ltd.	1,500	45
Aiful Corp. (a)	1,725	114
Ajinomoto Co., Inc.	14,000	149
Alps Electric Co., Ltd.	4,000	64
Amada Co., Ltd.	7,000	76
Asahi Breweries, Ltd.	7,100	101
Asahi Glass Co., Ltd. †	26,000	388
Asahi Kasei Corp.	23,000	164
Asatsu-DK, Inc.	300	10
Astellas Pharma, Inc.	13,100	496
Bank of Fukuoka, Ltd. (The)	15,000	126
Bank of Kyoto, Ltd. (The)	7,000	84
Bank of Yokohama, Ltd. (The)	29,000	237
Benesse Corp.	600	21
Bridgestone Corp.	20,000	416
Canon, Inc.	17,700	1,169
Casio Computer Co., Ltd.	8,300	147
Central Japan Railway Co.	30	295
Chiba Bank, Ltd. (The)	18,000	160
Chiyoda Corp.	5,000	116
Chubu Electric Power Co., Inc.	9,400	235

Chugai Pharmaceutical Co., Ltd.	6,702	$121
Citizen Watch Co., Ltd.	8,400	79
COMSYS Holdings Corp.	4,000	57
Credit Saison Co., Ltd. (a)	3,700	204
CSK Corp.	1,700	84
Dai Nippon Printing Co., Ltd. †	9,000	162
Daicel Chemical Industries, Ltd.	3,000	25
Daiichi Sanyko Co., Ltd.	17,456	397
Daikin Industries, Ltd.	3,800	133
Daimaru, Inc.	5,000	73
Dainippon Ink & Chemical, Inc.	12,000	45
Daito Trust Construction Co., Ltd.	3,100	161
Daiwa House Industry Co., Ltd.	19,000	329
Daiwa Securities Group, Inc.	72,000	964
Denki Kagaku Kogyo KK	7,000	31
Denso Corp.	14,500	571
Dowa Mining Co., Ltd.	10,000	119
East Japan Railway Co.	71	525
Ebara Corp.	7,000	44
Eisai Co., Ltd.	7,100	309
Familymart Co., Ltd.	1,200	38
Fanuc, Ltd.	4,000	384
Fast Retailing Co., Ltd.	2,000	195
Fuji Electric Holdings Co., Ltd.	4,000	22
Fuji Photo Film Co., Ltd.	9,800	326
Fuji Soft ABC, Inc.	900	27
Fujikura, Ltd.	5,000	56
Fujitsu, Ltd.	38,000	320
Furukawa Electric Co., Ltd. (The) (a)	13,000	108
Hirose Electric Co., Ltd.	1,200	168
Hitachi Construction Machinery Co., Ltd.	700	18
Hitachi, Ltd.	72,000	508
Hokuhoku Financial Group, Inc.	29,000	127
Honda Motor Co., Ltd.	20,300	1,254
Hoya Corp.	9,400	378
Ibiden Co., Ltd.	2,400	121
Index Corp.	26	55
INPEX Corp. m	8	68
Isetan Co., Ltd.	3,800	83
Ishikawajima-Harima Heavy Industries Co., Ltd.	22,000	70
Itochu Corp.	30,000	257
Itochu Techno-Science Corp.	700	28
Japan Airlines System Corp. ‡ †	16,000	42
Japan Real Estate Investment Corp. REIT (a)	17	147
Japan Retail Fund Investment REIT (a)	11	86
Japan Tobacco, Inc.	95	333
JFE Holdings, Inc.	7,400	298
JGC Corp.	6,000	118
Joyo Bank, Ltd. (The)	19,000	134
JS Group Corp.	4,700	101
JSR Corp.	2,800	83
Kajima Corp.	27,000	168
Kaneka Corp.	5,000	60

Kansai Electric Power Co. (The), Inc.	18,200	$403
Kao Corp.	13,000	342
Kawasaki Heavy Industries, Ltd.	22,000	77
Keihin Electric Express Railway Co., Ltd.	5,000	41
Keio Corp.	2,000	13
Keyence Corp.	1,320	342
Kikkoman Corp.	3,000	34
Kintetsu Corp.	31,000	121
Kirin Brewery Co., Ltd.	20,000	272
Kobe Steel, Ltd.	39,000	148
Komatsu, Ltd.	23,000	438
Konami Corp.	2,700	68
Konica Minolta Holdings, Inc. ‡	12,000	153
Kubota Corp.	32,000	344
Kuraray Co., Ltd.	6,500	76
Kurita Water Industries, Ltd.	1,300	28
Kyocera Corp.	3,500	309
Kyowa Hakko Kogyo Co., Ltd.	6,011	44
Kyushu Electric Power Co., Inc.	5,200	117
Lawson, Inc.	800	30
Leopalace21 Corp.	4,100	154
Mabuchi Motor Co., Ltd.	500	26
Marubeni Corp.	29,000	151
Marui Co., Ltd.	8,800	173
Matsushita Electric Industrial Co., Ltd. †	45,000	997
Matsushita Electric Works, Ltd.	7,000	84
Meiji Seika Kaisha, Ltd.	3,000	15
Meitec Corp.	300	10
Millea Holdings, Inc.	35	691
Minebea Co., Ltd.	8,000	55
Mitsubishi Chemical Holdings Corp.	15,500	95
Mitsubishi Corp.	26,500	602
Mitsubishi Electric Corp.	45,000	381
Mitsubishi Estate Co., Ltd.	41,000	969
Mitsubishi Heavy Industries, Ltd.	76,000	361
Mitsubishi Materials Corp. †	35,000	187
Mitsubishi Rayon Co., Ltd.	10,000	82
Mitsubishi Tokyo Financial Group, Inc.	159	2,426
Mitsui & Co., Ltd. †	32,000	462
Mitsui Chemicals, Inc.	9,000	66
Mitsui Fudosan Co., Ltd.	29,000	665
Mitsui Mining & Smelting Co., Ltd.	21,000	147
Mitsui O.S.K. Lines, Ltd.	2,000	14
Mitsui Sumitomo Insurance Co., Ltd.	29,000	394
Mitsui Trust Holdings, Inc.	14,000	204
Mitsukoshi, Ltd.	4,000	26
Mizuho Financial Group, Inc.	194	1,583
Murata Manufacturing Co., Ltd.	4,900	331
NEC Corp.	48,000	336
NEC Electronics Corp. ‡	1,100	45
NET One Systems Co., Ltd.	16	33
NGK Insulators, Ltd.	8,000	117
NGK Spark Plug Co., Ltd.	5,000	116

Nidec Corp.	2,400	$197
Nikko Cordial Corp.	12,000	198
Nikon Corp.	6,000	107
Nintendo Co., Ltd.	2,600	388
Nippon Building Fund, Inc. REIT (a)	17	157
Nippon Electric Glass Co., Ltd.	4,000	99
Nippon Express Co., Ltd.	16,000	91
Nippon Meat Packers, Inc.	3,000	31
Nippon Mining Holdings, Inc.	12,500	105
Nippon Oil Corp.	32,000	250
Nippon Paper Group, Inc.	53	229
Nippon Sheet Glass Co., Ltd.	9,000	50
Nippon Steel Corp. ‡	100,000	386
Nippon Telegraph & Telephone Corp.	61	261
Nippon Yusen Kabushiki Kaisha	23,000	140
Nishi-Nippon City Bank, Ltd.	10,000	54
Nissan Chemical Industries, Ltd.	3,000	51
Nissan Motor Co., Ltd. †	59,300	703
Nisshin Seifun Group, Inc.	5,500	56
Nissin Food Products Co., Ltd.	1,600	49
Nitto Denko Corp.	4,600	389
Nomura Holdings, Inc.	43,500	968
Nomura Research Institute, Ltd.	600	73
NSK, Ltd.	14,000	121
NTN Corp.	11,000	87
NTT Data Corp.	33	158
NTT DoCoMo, Inc.	80	118
Obayashi Corp.	19,000	154
Obic Co., Ltd.	200	42
Oji Paper Co., Ltd.	22,000	135
Oki Electric Industry Co., Ltd.	12,000	38
Okumura Corp.	5,000	27
Olympus Corp.	3,000	88
Omron Corp.	4,800	138
Onward Kashiyama Co., Ltd.	3,000	53
Oracle Corp.	1,000	50
Oriental Land Co., Ltd.	1,400	81
ORIX Corp. (a)	2,900	901
Osaka Gas Co., Ltd.	42,000	152
Pioneer Corp.	3,100	50
Promise Co., Ltd. (a)	2,400	145
Resona Holdings, Inc. ‡	95	326
Ricoh Co., Ltd. †	14,000	273
Rohm Co., Ltd.	3,200	338
Sanken Electric Co., Ltd.	3,000	51
Sanyo Electric Co., Ltd. †	36,000	99
Secom Co., Ltd.	3,000	153
Seiko Epson Corp.	2,400	66
Sekisui Chemical Co., Ltd.	7,000	59
Sekisui House, Ltd.	21,000	313
Seven & I Holdings Co., Ltd.	14,960	591
Sharp Corp. †	19,000	336
Shimachu Co., Ltd.	1,200	38

Shimamura Co., Ltd.	500	$58
Shimano, Inc.	1,700	51
Shimizu Corp.	20,000	145
Shin-Etsu Chemical Co., Ltd.	8,100	439
Shinsei Bank, Ltd.	25,000	175
Shionogi & Co., Ltd.	8,000	131
Shiseido Co., Ltd.	6,000	111
Shizuoka Bank, Ltd. (The)	15,000	151
Showa Denko KK	12,000	53
Showa Shell Sekiyu KK	1,700	19
Skylark Co., Ltd.	2,000	36
SMC Corp.	1,400	218
Softbank Corp. ‡ †	19,200	561
Sompo Japan Insurance, Inc.	19,000	275
Sony Corp.	15,500	716
Stanley Electric Co., Ltd.	1,000	21
Sumitomo Bakelite Co., Ltd.	3,000	27
Sumitomo Chemical Co., Ltd.	27,000	219
Sumitomo Corp. †	20,000	284
Sumitomo Electric Industries, Ltd.	14,000	221
Sumitomo Heavy Industries, Ltd.	9,000	86
Sumitomo Metal Industries, Ltd.	57,000	244
Sumitomo Metal Mining Co., Ltd.	21,000	292
Sumitomo Mitsui Financial Group, Inc.	121	1,333
Sumitomo Realty & Development Co., Ltd.	18,000	497
Sumitomo Trust & Banking Co., Ltd. (The)	30,000	346
T&D Holdings, Inc.	5,500	429
Taiheiyo Cement Corp.	12,000	58
Taisei Corp.	27,000	129
Taisho Pharmaceutical Co., Ltd.	4,911	99
Taiyo Yuden Co., Ltd.	1,000	16
Takashimaya Co., Ltd. †	8,000	122
Takeda Pharmaceutical Co., Ltd. †	22,600	1,285
Takefuji Corp. (a)	1,690	106
TDK Corp.	2,500	188
Teijin, Ltd.	16,000	106
Terumo Corp.	4,200	138
THK Co., Ltd.	800	26
TIS, Inc.	800	22
Tobu Railway Co., Ltd.	17,000	89
Toho Co., Ltd.	800	15
Tohoku Electric Power Co., Inc.	8,300	179
Tokyo Broadcasting System, Inc.	2,100	56
Tokyo Electric Power Co. (The), Inc.	28,900	719
Tokyo Electron, Ltd.	4,800	330
Tokyo Gas Co., Ltd.	46,000	201
Tokyo Tatemono Co., Ltd.	6,000	65
Tokyu Corp. †	20,000	134
TonenGeneral Sekiyu KK	8,000	81
Toppan Printing Co., Ltd.	8,000	111
Toray Industries, Inc.	23,000	188
Toshiba Corp. †	72,000	417
Tosoh Corp.	8,000	40

Toto, Ltd.	11,000	$102
Toyo Seikan Kaisha, Ltd.	3,100	56
Toyota Industries Corp.	2,100	86
Toyota Motor Corp.	65,600	3,575
Trend Micro, Inc.	2,500	88
Uni-Charm Corp.	400	20
Uniden Corp.	1,000	16
UNY Co., Ltd.	1,000	16
Ushio Inc.	1,000	24
West Japan Railway Co.	4	17
Yahoo! Japan Corp.	392	239
Yamada Denki Co., Ltd.	2,200	253
Yamaha Corp.	1,900	34
Yamaha Motor Co., Ltd.	700	17
Yamato Transport Co., Ltd. †	5,000	102
Yamazaki Baking Co., Ltd.	1,000	8
Yokogawa Electric Corp.	4,600	82
Luxembourg (0.1%)
Arcelor	7,793	307
Mexico (0.5%)
Alfa SA de CV-Class A	3,000	17
America Movil SA de CV-Class L	187,000	320
Cemex SA de CV	30,000	196
Coca-Cola Femsa SA de CV-Class L	2,000	7
Corporacion Geo SA de CV-Class B ‡	4,000	15
Grupo Carso SA de CV-Class A1	8,000	18
Grupo Financiero Banorte SA de CV-Class O	12,000	29
Grupo Mexico SA de CV-Class B	11,000	31
Grupo Modelo SA-Class C	6,000	22
Grupo Televisa SA-Class CPO	22,000	87
Kimberly-Clark de Mexico de CV-Class A	5,000	17
Telefonos de Mexico SA de CV-Class L	126,000	142
Urbi Desarrollos Urbanos SA de CV ‡	1,000	8
Wal-Mart de Mexico SA de CV-Class V ‡	38,000	100
Netherlands (2.9%)
ABN AMRO Holding NV	35,274	1,056
Akzo Nobel NV †	4,316	229
ASML Holding NV ‡	9,386	191
Corio NV	1,397	90
Euronext NV	2,611	215
European Aeronautic Defense and Space Co. †	3,760	158
Heineken NV †	10,704	406
ING Groep NV †	36,499	1,440
James Hardie Industries NV	12,239	83
Koninklijke DSM NV	2,365	108
Koninklijke Philips Electronics NV †	14,448	488
Oce NV	1,677	30
Reed Elsevier NV †	6,710	96
Rodamco Europe NV	1,147	115
Royal KPN NV †	25,208	284
STMicroelectronics NV	4,009	74
TNT NV	11,732	406

Unilever NV	9,291	$644
VNU NV †	2,526	82
Wereldhave NV	569	64
Wolters Kluwer NV	3,538	88
New Zealand (0.0%)
Telecom Corp. of New Zealand, Ltd. †	4,880	17
Norway (0.5%)
DnB Nor ASA	6,204	83
Norsk Hydro ASA	2,138	296
Norske Skogindustrier ASA	2,900	49
Orkla ASA	2,230	110
Statoil ASA	8,600	248
Tandberg ASA	2,500	23
Tandberg Television ASA ‡	1,300	27
Telenor ASA	10,500	113
Yara International ASA	3,538	56
Poland (0.4%)
Agora SA	1,257	19
Bank Pekao SA	2,677	157
Bank Przemyslowo-Handlowy BPH	319	76
Bank Zachodni WBK SA ‡	877	40
Grupa Kety SA	43	2
KGHM Polska Miedz SA	4,349	111
Pko Bank Polski SA	12,748	136
Polski Koncern Naftowy Orlen SA	10,198	185
Prokom Software SA	380	17
Telekomunikacja Polska SA	23,583	160
Portugal (0.1%)
Banco Comercial Portugues SA-Class R	37,292	119
Brisa-Auto Estradas de Portugal SA	5,252	52
Energias de Portugal SA	548	2
Portugal Telecom SGPS SA	9,627	117
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	476	6
Russia (1.3%)
LUKOIL, ADR	15,500	1,290
MMC Norilsk Nickel, ADR † m	2,300	235
Mobile Telesystems, ADR	4,000	132
OAO Gazprom, ADR †	1,895	173
Surgutneftegaz, ADR ‡ †	4,300	324
Tatneft, ADR	2,000	206
Unified Energy System, GDR	2,548	174
Vimpel-Communications, Sponsored ADR ‡	4,700	202
Singapore (1.4%)
Ascendas Real Estate Investment Trust REIT (a)	27,000	36
Capitaland, Ltd.	36,000	108
CapitaMall Trust REIT (a)	22,800	33
Chartered Semiconductor Manufacturing, Ltd. ‡	36,000	35
City Developments, Ltd.	20,484	137
ComfortDelgro Corp., Ltd.	60,598	63
Creative Technology, Ltd	1,951	14

DBS Group Holdings, Ltd.	37,788	$381
Fraser & Neave, Ltd.	6,000	73
Jardine Cycle & Carriage, Ltd.	4,013	28
Keppel Corp., Ltd.	19,000	162
Keppel Land, Ltd.	13,000	40
Neptune Orient Lines, Ltd.	17,000	23
Oversea-Chinese Banking Corp.	71,568	296
Overseas Union Enterprise, Ltd.	1,494	11
Parkway Holdings, Ltd.	22,000	33
SembCorp Industries, Ltd.	29,617	64
SembCorp Marine, Ltd.	20,000	35
Singapore Airlines, Ltd.	18,000	156
Singapore Exchange, Ltd.	27,713	69
Singapore Land, Ltd.	6,000	26
Singapore Post, Ltd.	47,000	35
Singapore Press Holdings, Ltd.	53,622	149
Singapore Technologies Engineering, Ltd.	45,184	87
Singapore Telecommunications, Ltd.	228,560	371
STATS ChipPAC, Ltd. ‡	35,000	28
United Overseas Bank, Ltd.	40,219	388
United Overseas Land, Ltd. (Foreign Registered)	18,651	33
Venture Corp., Ltd.	7,879	62
Spain (2.3%)
Abertis Infraestructuras SA	7,768	201
Acciona SA	405	63
Acerinox SA	3,178	52
ACS Actividades de Construccion y Servicios SA	3,548	138
Altadis SA	7,584	340
Antena 3 de Television SA	716	18
Banco Bilbao Vizcaya Argentaria SA	34,831	726
Banco Popular Espanol SA	9,635	142
Banco Santander Central Hispano SA	48,784	711
Cintra Concesiones de Infraestructuras de Transporte SA ‡	2,511	33
Endesa SA	9,209	297
Fomento de Construcciones y Contratas SA	443	33
Gas Natural SDG SA	12,393	358
Grupo Ferrovial SA	905	73
Iberdrola SA	7,860	253
Inditex SA	2,758	106
Indra Sistemas SA	1,279	26
Repsol YPF SA	10,850	308
Sacyr Vallehermoso SA	993	34
Sociedad General de Aguas de Barcelona SA-Class B	2,411	63
Telefonica SA	60,447	947
Union Fenosa SA	1,877	71
Sweden (1.7%)
Alfa Laval AB	300	8
Assa Abloy AB-Class B	4,627	86
Atlas Copco AB-Class A †	5,019	141
Atlas Copco AB-Class B	3,300	86
Electrolux AB-Class B	2,840	81
Eniro AB	1,500	17

Getinge AB	2,400	$39
Hennes & Mauritz AB-Class B	4,530	165
Holmen AB-Class B	850	36
Modern Times Group AB-Class B ‡	450	21
Nordea Bank AB	43,737	540
Sandvik AB	2,891	171
Scania AB-Class B	1,400	61
Skandia Forsakrings AB	8,822	54
Skandinaviska Enskilda Banken AB-Class A †	7,371	183
Skanska AB-Class B †	5,344	87
SKF AB	3,632	59
Ssab Svenskt Stal AB-Class A	1,000	48
Svenska Cellulosa AB-Class B	3,100	136
Svenska Handelsbanken AB-Class A	12,360	343
Swedish Match AB	4,600	63
Tele2 AB-Class B	1,950	23
Telefonaktiebolaget LM Ericsson-Class B †	244,873	930
TeliaSonera AB	21,635	130
Volvo AB-Class A	1,409	64
Volvo AB-Class B †	3,042	142
WM-data AB-Class B	6,925	23
Switzerland (5.2%)
ABB, Ltd. ‡ †	28,850	363
Ciba Specialty Chemicals AG	1,038	62
Clariant AG ‡	3,520	54
Compagnie Financiere Richemont AG-Class A	7,359	352
Credit Suisse Group †	11,282	632
Geberit AG	56	53
Givaudan	109	84
Holcim, Ltd.	3,092	246
Kudelski SA	690	20
Logitech International SA ‡	1,482	59
Lonza Group AG	597	41
Nestle SA	8,848	2,620
Nobel Biocare Holding AG	540	120
Novartis AG	32,274	1,790
Roche Holding AG-Genusschein	9,706	1,442
Schindler Holding AG	1,340	71
Serono SA-Class B	77	54
Straumann Holding AG	231	53
Swatch Group AG	888	31
Swatch Group AG-Class B	438	73
Swiss Reinsurance (a)	1,521	106
Swisscom AG †	272	88
Syngenta AG ‡	1,664	233
UBS AG	22,261	2,439
Valora Holding AG ‡	28	6
Zurich Financial Services AG ‡	1,097	257
Thailand (0.5%)
Advanced Info Service PCL	27,000	64
Airports of Thailand PCL	15,500	19
Bangkok Bank PCL	10,800	30

Bangkok Bank PCL-(Foreign Registered)	30,000	$89
Banpu PCL	4,700	18
Hana Microelectronics PCL	20,200	16
Italian-Thai Development PCL	36,000	6
Kasikornbank PCL	16,300	28
Kasikornbank PCL	42,100	74
Krung Thai Bank PCL	101,200	28
Land and Houses PCL	53,700	11
Land and Houses PCL	74,600	16
National Finance PCL	24,000	10
PTT Chemical PCL	9,800	22
PTT Exploration & Production PCL	9,000	128
PTT PCL	27,600	166
Ratchaburi Electricity Generating Holding PCL	12,000	12
Shin Corp. PCL	51,000	50
Siam Cement PCL	10,900	72
Siam Cement PCL	4,800	29
Siam City Cement PCL	1,200	9
Siam Commercial Bank PCL	28,800	48
Thai Airways International PCL	18,400	22
Tisco Bank PCL	12,000	9
True Corp. PCL ‡	60,200	16
Turkey (1.0%)
Akbank TAS	38,486	323
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,085	35
Arcelik AS	9,226	76
Dogan Sirketler Grubu Holdings ‡	19,964	91
Dogan Yayin Holding ‡	12,350	57
Eregli Demir ve Celik Fabrikalari TAS	21,602	132
Ford Otomotiv Sanayi AS	5,614	50
Haci Omer Sabanci Holding	22,496	159
Hurriyet Gazetecilik AS	7,017	27
KOC Holding AS	16,093	86
Migros Turk TAS	6,476	80
Trakya Cam Sanayii AS	2,330	10
Tupras-Turkiye Petrol Rafine	6,643	117
Turk Hava Yollari ‡	2,437	13
Turk Sise ve Cam Fabrikalari AS	6,949	30
Turkcell Iletisim Hizmet AS	22,454	144
Turkiye Garanti Bankasi	58,498	217
Turkiye Is Bankasi	40,969	341
Yapi ve Kredi Bankasi ‡	19,616	104
United Kingdom (16.9%)
3i Group PLC	1,752	29
Aegis Group PLC	10,618	25
Alliance Unichem PLC	790	12
Amec PLC	4,244	30
Amvescap PLC	2,284	21
Anglo American PLC	22,326	859
ARM Holdings PLC	15,347	35
Arriva PLC	1,921	21
Associated British Ports Holdings PLC	4,947	62

AstraZeneca PLC	29,137	$1,466
Aviva PLC	46,868	650
BAA PLC	19,380	279
BAE Systems PLC	53,211	388
Balfour Beatty PLC	8,297	54
Barclays PLC	86,605	1,012
Barratt Developments PLC	2,360	43
BBA Group PLC	8,343	41
Bellway PLC	1,058	23
BG Group PLC	57,151	713
BHP Billiton PLC	39,109	713
BOC Group PLC	8,013	215
Boots Group PLC	5,521	69
BP PLC	367,640	4,215
Brambles Industries PLC	2,264	17
British Airways PLC ‡	8,712	53
British American Tobacco PLC	19,604	474
British Land Co. PLC	6,181	133
British Sky Broadcasting PLC	10,736	101
BT Group PLC	127,565	491
Bunzl PLC	6,075	72
Burberry Group PLC	2,768	22
Cadbury Schweppes PLC	27,124	269
Capita Group PLC	2,067	16
Carnival PLC	3,536	174
Centrica PLC	38,482	188
Close Brothers Group PLC	407	8
Cobham PLC	17,722	58
Compass Group PLC	42,645	169
Corus Group PLC	70,957	108
Daily Mail and General Trust NV-Class A	3,023	36
Diageo PLC	44,378	698
DSG International	18,341	59
Electrocomponents PLC	7,435	36
Emap PLC	2,527	39
EMI Group PLC	7,963	35
Enterprise Inns PLC	7,260	120
FirstGroup PLC	6,306	46
Friends Provident PLC	35,176	127
GKN PLC	6,509	38
GlaxoSmithKline PLC	99,812	2,606
Group 4 Securicor PLC	3,563	12
GUS PLC	7,805	143
Hammerson PLC	3,397	73
Hanson PLC	11,548	151
Hays PLC	4,978	14
HBOS PLC	49,904	832
Hilton Group PLC †	32,905	222
HSBC Holdings PLC	143,201	2,397
ICAP PLC	1,517	12
Imi PLC	6,643	65
Imperial Chemical Industries PLC	19,018	114
Imperial Tobacco Group PLC	8,322	246

Intercontinental Hotels Group PLC	9,619	$157
International Power PLC ‡	4,604	23
Invensys PLC ‡	17,774	7
J Sainsbury PLC	14,582	84
Johnson Matthey PLC	3,515	85
Kelda Group PLC	8,655	118
Kesa Electricals PLC	2,470	13
Kingfisher PLC	11,088	46
Land Securities Group PLC	5,527	185
Legal & General Group PLC	118,604	292
Liberty International PLC	2,962	60
Lloyds TSB Group PLC	69,802	667
LogicaCMG PLC	12,932	44
London Stock Exchange PLC	796	15
Man Group PLC	921	39
Marks & Spencer Group PLC	15,883	153
Meggitt PLC	7,991	48
Misys PLC	6,140	24
Mitchells & Butlers PLC	10,845	90
National Express Group PLC	1,908	31
National Grid PLC	48,807	485
Next PLC	2,496	71
Pearson PLC	7,726	107
Persimmon PLC	2,657	61
Pilkington PLC	26,735	75
Provident Financial PLC	798	10
Prudential PLC	34,167	396
Punch Taverns PLC	5,190	76
Reckitt Benckiser PLC	13,644	479
Reed Elsevier PLC	12,193	117
Rentokil Initial PLC	5,658	15
Resolution PLC	621	7
Reuters Group PLC	14,320	98
Rexam PLC	8,914	86
Rio Tinto PLC	16,944	859
Rolls-Royce Group PLC ‡	29,814	237
Royal & Sun Alliance Insurance Group PLC	48,576	116
Royal Bank of Scotland Group PLC	38,037	1,236
Royal Dutch Shell PLC-Class A	69,830	2,178
Royal Dutch Shell PLC-Class B	49,392	1,604
Sage Group PLC	19,432	93
Schroders PLC	388	8
Scottish & Southern Energy PLC	15,340	301
Scottish Power PLC	33,344	337
Serco Group PLC	1,448	8
Severn Trent PLC	7,594	147
Signet Group PLC	14,749	28
Slough Estates PLC	4,870	56
Smith & Nephew PLC	10,077	89
Smiths Group PLC	9,072	155
Stagecoach Group PLC	7,219	14
Tate & Lyle PLC	9,452	94
Taylor Woodrow PLC	5,774	40

Tesco PLC	82,776	$474
Tomkins PLC	14,810	86
Unilever PLC	39,639	405
United Business Media PLC	2,739	34
United Utilities PLC	2,726	33
Vodafone Group PLC	935,773	1,956
Whitbread PLC	5,298	109
William Hill PLC	8,423	88
Wimpey (George) PLC	3,860	37
Wolseley PLC	9,609	236
WPP Group PLC	9,458	113
Yell Group PLC	6,135	58
United States (0.1%)
Synthes, Inc.	1,141	125
Total Common Stocks (cost: $142,979)		189,260

	Principal	Value
SECURITY LENDING COLLATERAL (8.6%)
Debt (7.2%)
Bank Notes (0.2%)
Bank of America
4.77%, due 05/16/2006 *	$293	$293
4.81%, due 08/10/2006 *	241	241
Certificates of Deposit (0.5%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	262	262
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	523	523
Rabobank Nederland
5.01%, due 05/31/2006 *	262	262
Commercial Paper (1.2%)
Danske Corp.
4.75%, due 04/07/2006	312	312
4.79%, due 04/07/2006	523	523
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	262	262
Grampian Funding LLC-144A
4.60%, due 04/03/2006	207	207
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	207	207
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	262	262
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	262	262
4.77%, due 04/25/2006	262	262
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	209	209
Euro Dollar Overnight (0.4%)
Royal Bank of Scotland
4.69%, due 04/04/2006	523	523
4.78%, due 04/06/2006	209	209
Svenska Handlesbanken
4.85%, due 04/03/2006	113	113
Euro Dollar Terms (2.8%)
Bank of Nova Scotia
4.79%, due 05/10/2006	523	523
Barclays
4.68%, due 04/28/2006	262	262
4.79%, due 05/10/2006	785	785
4.77%, due 05/16/2006	105	105
Calyon
4.75%, due 04/12/2006	418	418
4.74%, due 05/09/2006	262	262
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	209	209
4.70%, due 05/02/2006	314	314
4.73%, due 05/08/2006	366	366

Fortis Bank
4.75%, due 04/24/2006	$523	$523
Royal Bank of Canada
4.77%, due 05/01/2006	209	209
Royal Bank of Scotland
4.75%, due 04/28/2006	209	209
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	366	366
Societe Generale
4.78%, due 05/04/2006	785	785
4.79%, due 05/10/2006	523	523
Toronto Dominion Bank
4.72%, due 04/18/2006	262	262
Repurchase Agreements (2.1%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $493 on 04/03/2006	493	493
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $1,707 on 04/03/2006	1,706	1,706
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $23 on 04/03/2006	23	23
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $1,952 on 04/03/2006	1,951	1,951
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $224 on 04/03/2006	224	224
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $194 on 04/03/2006	194	194

	Shares	Value
Investment Companies (1.4%)
American Beacon Fund
1-day yield of 4.64%	104,093	$104
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	1,458,499	1,458
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	292,974	293
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	46,954	47
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	1,130,946	1,131
Total Security Lending Collateral (cost: $18,677)		18,677
Total Investment Securities (cost: $163,128) #		$210,496

FUTURES CONTRACTS: d

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)
CAC40 10 Euro	53	06/16/2006	$3,282	$63
Dax Index	13	06/16/2006	2,360	47
FTSE 100 Index	62	06/17/2006	6,421	8
FTSE/ JSE Top 40 Index	38	06/15/2006	1,140	86
Hang Seng Index	5	04/28/2006	509	(6)
IBEX 35 Index	2	04/15/2006	287	0
MSCI Singapore	35	04/28/2006	1,295	7
MSCI Taiwan	34	04/28/2006	950	31
OMXS 30 Index	30	04/28/2006	401	8
Topix Index	50	06/09/2006	7,321	476
			$23,966	$720

d	At March 31, 2006, cash in the amount of $1,287 is segregated with the custodian to cover margin requirements for open future contracts.

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Australian Dollar	2,224	05/19/2006	$1,646	$(61)
British Pound Sterling	4,271	06/15/2006	7,396	18
Euro Dollar	9,144	05/19/2006	10,931	164
Euro Dollar	4,226	06/15/2006	5,070	66
Hong Kong Dollar	(42,878)	05/19/2006	(5,534)	4
Japanese Yen	1,150,999	05/19/2006	9,992	(178)
Japanese Yen	(1,989,367)	05/19/2006	(16,968)	6
Japanese Yen	401,639	06/15/2006	3,417	20
Singapore Dollar	2,762	05/19/2006	1,700	10
Singapore Dollar	(2,808)	05/19/2006	(1,730)	(8)
Singapore Dollar	1,089	06/15/2006	672	3
South African Rand	6,400	06/15/2006	1,017	17
Swedish Krona	2,681	06/15/2006	343	3
			$17,952	$64

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
(a)	Passive Foreign Investment Company.
☐	Value is less than $1.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $17,645.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $4,671, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

m	Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.
#

Aggregate cost for Federal income tax purposes is $165,211. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $46,939 and $1,654, respectively. Net unrealized appreciation for tax purposes is $45,285.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $1,671 or 0.8% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RNC	Risparmio Non Convertibili (Non Convertible Savings Shares)
SCRL	Società Cooperativa a Responsabilità Limitata (Limited Liability Co-operative)
SGPS	Sociedade Gestora de Participações Socialis (Holding Enterprise)

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS
March 31, 2006
(all amounts except share amounts in thousands)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	16.6%	$36,154
Pharmaceuticals	5.6%	12,228
Petroleum Refining	5.2%	11,392
Oil & Gas Extraction	3.8%	8,183
Telecommunications	3.7%	8,042
Electric Services	3.0%	6,574
Automotive	2.9%	6,426
Chemicals & Allied Products	2.7%	5,910
Insurance	2.7%	5,839
Metal Mining	2.7%	5,810
Electronic Components & Accessories	2.5%	5,501
Communications Equipment	2.0%	4,308
Food & Kindred Products	1.8%	3,879
Life Insurance	1.6%	3,496
Holding & Other Investment Offices	1.6%	3,408
Real Estate	1.5%	3,366
Business Services	1.5%	3,306
Industrial Machinery & Equipment	1.5%	3,164
Computer & Data Processing Services	1.2%	2,704
Security & Commodity Brokers	1.2%	2,687
Computer & Office Equipment	1.2%	2,519
Residential Building Construction	1.1%	2,441
Primary Metal Industries	1.1%	2,414
Engineering & Management Services	1.1%	2,408
Wholesale Trade Durable Goods	1.1%	2,348
Lumber & Other Building Materials	1.0%	2,109
Beer, Wine & Distilled Beverages	0.9%	2,019
Instruments & Related Products	0.9%	2,015
Business Credit Institutions	0.8%	1,733
Tobacco Products	0.7%	1,495
Motor Vehicles, Parts & Supplies	0.7%	1,465
Gas Production & Distribution	0.7%	1,444
Railroads	0.6%	1,339
Food Stores	0.6%	1,205
Wholesale Trade Nondurable Goods	0.6%	1,198
Department Stores	0.5%	1,151
Stone, Clay & Glass Products	0.5%	1,108
Electronic & Other Electric Equipment	0.5%	1,094
Transportation & Public Utilities	0.5%	1,044
Radio & Television Broadcasting	0.5%	1,031
Rubber & Misc. Plastic Products	0.5%	1,025
Printing & Publishing	0.5%	1,000
Aerospace	0.4%	948
Paper & Paper Products	0.4%	880
Misc. General Merchandise Stores	0.4%	828

Personal Credit Institutions	0.3%	$728
Construction	0.3%	719
Restaurants	0.3%	712
Electric, Gas & Sanitary Services	0.3%	711
Retail Trade	0.3%	706
Medical Instruments & Supplies	0.3%	695
Specialty- Real Estate	0.3%	618
Shoe Stores	0.3%	596
Hotels & Other Lodging Places	0.2%	528
Amusement & Recreation Services	0.2%	506
Textile Mill Products	0.2%	452
Water Transportation	0.2%	446
Air Transportation	0.2%	424
Manufacturing Industries	0.2%	414
Radio, Television & Computer Stores	0.2%	325
Electrical Goods	0.1%	309
Metal Cans & Shipping Containers	0.1%	264
Trucking & Warehousing	0.1%	257
Communication	0.1%	244
Paper & Allied Products	0.1%	219
Public Administration	0.1%	210
Auto Repair, Services & Parking	0.1%	201
Transportation Equipment	0.1%	179
Beverages	0.1%	158
Mining	0.1%	151
Apparel Products	0.0%	105
Furniture & Fixtures	0.0%	102
Drug Stores & Proprietary Stores	0.0%	69
Health Services	0.0%	33
Automotive Dealers & Service Stations	0.0%	28
Fabricated Metal Products	0.0%	28
Educational Services	0.0%	21
Motion Pictures	0.0%	15
Management Industries	0.0%	8
Investment Securities, at value	87.9%	191,819
Short-Term Investments	8.6%	18,677
Total Investment Securities	96.5%	210,496

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS
At March 31, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.6%)
Air Transportation (0.2%)
Southwest Airlines Co.	24,300	$437
Amusement & Recreation Services (1.0%)
Disney (Walt) Co. (The)	69,400	1,936
Beverages (1.0%)
Anheuser-Busch Cos., Inc.	10,310	441
Coca-Cola Co. (The)	38,600	1,616
Business Credit Institutions (2.3%)
Fannie Mae	8,280	426
Freddie Mac	69,000	4,209
Business Services (7.1%)
Clear Channel Communications, Inc.	77,300	2,242
eBay, Inc. ‡	122,610	4,789
First Data Corp.	55,800	2,613
Getty Images, Inc. ‡	24,503	1,835
Monster Worldwide, Inc. ‡	27,900	1,391
Moody’s Corp.	22,013	1,573
Chemicals & Allied Products (3.9%)
Dow Chemical Co. (The)	7,300	296
du Pont (E.I.) de Nemours & Co.	48,600	2,051
Monsanto Co.	58,560	4,963
Rohm & Haas Co.	13,400	655
Commercial Banks (7.8%)
Bank of America Corp.	74,900	3,411
Bank of New York Co., Inc. (The)	32,300	1,164
Citigroup, Inc.	71,400	3,372
JP Morgan Chase & Co.	25,300	1,053
PNC Financial Services Group, Inc.	23,540	1,584
SunTrust Banks, Inc.	5,600	407
US Bancorp	12,400	378
Wachovia Corp.	33,600	1,883
Wells Fargo & Co.	39,300	2,510
Communication (1.3%)
Comcast Corp.-Class A ‡ †	51,600	1,350
Liberty Media Corp.-Class A ‡	166,800	1,369
Communications Equipment (0.3%)
Nokia Corp., ADR †	18,200	377
Telefonaktiebolaget LM Ericsson, ADR ‡ †	7,500	283
Computer & Data Processing Services (6.2%)
Affiliated Computer Services, Inc.-Class A ‡	5,480	327
Electronic Arts, Inc. ‡	55,600	3,042

Google, Inc.-Class A ‡	12,825	$5,002
Microsoft Corp.	14,800	403
Yahoo!, Inc. ‡	114,696	3,700
Computer & Office Equipment (3.4%)
Apple Computer, Inc. ‡	21,900	1,374
Cisco Systems, Inc. ‡	32,500	704
Dell, Inc. ‡	127,091	3,782
Hewlett-Packard Co.	11,500	378
International Business Machines Corp.	5,460	450
Lexmark International, Inc. ‡	3,863	175
Seagate Technology, Inc.-Escrow Shares ‡ m	36,900	—	☐
Construction (0.5%)
Pulte Homes, Inc.	27,500	1,057
Department Stores (0.5%)
Federated Department Stores, Inc.	13,879	1,013
Educational Services (0.9%)
Apollo Group, Inc.-Class A ‡	36,264	1,904
Electric Services (0.6%)
American Electric Power Co., Inc.	19,200	653
Dominion Resources, Inc.	2,100	145
FirstEnergy Corp.	8,110	397
Electronic & Other Electric Equipment (0.3%)
General Electric Co.	15,200	529
Electronic Components & Accessories (1.3%)
Flextronics International, Ltd. ‡	31,800	329
Intel Corp.	41,600	805
Marvell Technology Group, Ltd. ‡	26,800	1,450
Novellus Systems, Inc. ‡	909	22
Entertainment (0.8%)
International Game Technology	43,900	1,546
Food & Kindred Products (3.7%)
Altria Group, Inc.	52,603	3,727
Kraft Foods, Inc.-Class A †	45,800	1,388
Unilever NV-NY Shares	34,600	2,395
Gas Production & Distribution (0.7%)
Questar Corp.	19,300	1,352
Holding & Other Investment Offices (2.2%)
Brookfield Asset Management, Inc. †	82,300	4,531
Instruments & Related Products (0.6%)
Alcon, Inc.	11,300	1,178
Insurance (4.7%)
AFLAC, Inc.	6,500	293
American International Group, Inc.	12,900	853
Berkshire Hathaway, Inc.-Class B ‡ †	1,097	3,304
Chubb Corp. †	18,940	1,808
St. Paul Travelers Cos., Inc. (The)	18,200	761
UnitedHealth Group, Inc.	44,700	2,497

Insurance Agents, Brokers & Service (0.1%)
Hartford Financial Services Group, Inc. (The)	2,100	$169
Life Insurance (0.6%)
Genworth Financial, Inc.-Class A	10,000	334
Metlife, Inc.	18,700	905
Management Services (2.1%)
Corporate Executive Board Co.	23,500	2,371
Paychex, Inc.	44,000	1,833
Medical Instruments & Supplies (1.0%)
Boston Scientific Corp. ‡ †	32,800	756
St. Jude Medical, Inc. ‡	33,600	1,378
Motion Pictures (1.1%)
News Corp., Inc.-Class B †	39,000	685
Time Warner, Inc.	98,500	1,654
Oil & Gas Extraction (2.9%)
Total SA, ADR	7,400	975
Ultra Petroleum Corp. ‡	79,360	4,945
Paper & Allied Products (3.0%)
International Paper Co.	120,850	4,178
Kimberly-Clark Corp.	32,600	1,884
Pharmaceuticals (9.8%)
Abbott Laboratories	15,300	650
Bristol-Myers Squibb Co.	153,500	3,778
Cardinal Health, Inc. †	9,300	693
Genentech, Inc. ‡	18,100	1,530
Gilead Sciences, Inc. ‡	24,100	1,500
GlaxoSmithKline PLC, ADR †	89,200	4,666
Pfizer, Inc.	62,700	1,562
Roche Holding AG, ADR	18,820	1,398
Sanofi-Aventis, ADR	23,600	1,120
Schering-Plough Corp.	80,900	1,536
Wyeth	30,500	1,480
Primary Metal Industries (1.3%)
Alcoa, Inc.	85,300	2,607
Printing & Publishing (1.8%)
CBS Corp.-Class B	22,650	543
Gannett Co., Inc.	5,900	354
McGraw-Hill Cos., Inc. (The)	45,200	2,604
Tribune Co.	5,500	151
Radio & Television Broadcasting (1.6%)
Grupo Televisa SA, Sponsored ADR	104,000	2,070
Viacom, Inc.-Class B ‡	28,050	1,088
Retail Trade (1.0%)
Amazon.com, Inc. ‡ †	56,200	2,052
Security & Commodity Brokers (4.5%)
American Express Co.	47,400	2,491
Ameriprise Financial, Inc.	36,600	1,649
Chicago Mercantile Exchange	5,235	2,343

Legg Mason, Inc.	12,200	$1,529
Merrill Lynch & Co., Inc.	13,300	1,048
Stone, Clay & Glass Products (0.8%)
Cemex SA de CV, Sponsored ADR	24,100	1,573
Telecommunications (7.1%)
America Movil SA de CV-Class L, ADR	97,200	3,330
AT&T, Inc.	156,000	4,218
Sprint Nextel Corp.	108,900	2,814
Verizon Communications, Inc.	115,500	3,934
Transportation & Public Utilities (1.8%)
CH Robinson Worldwide, Inc.	37,970	1,864
Expeditors International of Washington, Inc.	21,500	1,857
Variety Stores (5.2%)
Costco Wholesale Corp. †	81,900	4,436
Sears Holdings Corp. ‡	29,800	3,941
Wal-Mart Stores, Inc.	43,900	2,074
Water Transportation (1.6%)
Carnival Corp.	66,500	3,150
Total Common Stocks (cost: $178,983)		199,588

	Principal	Value
SECURITY LENDING COLLATERAL (8.9%)
Debt (7.4%)
Bank Notes (0.2%)
Bank of America
4.77%, due 05/16/2006 *	$281	$281
4.81%, due 08/10/2006 *	231	231
Certificates Of Deposit (0.5%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	251	251
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	503	503
Rabobank Nederland
5.01%, due 05/31/2006 *	251	251
Commercial Paper (1.2%)
Danske Corp.
4.75%, due 04/07/2006	300	300
4.79%, due 04/07/2006	503	503
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	251	251
Grampian Funding LLC-144A
4.60%, due 04/03/2006	199	199
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	199	199
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	251	251
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	251	251
4.77%, due 04/25/2006	251	251
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	201	201

Euro Dollar Overnight (0.4%)
Royal Bank of Scotland
4.69%, due 04/04/2006	$503	$503
4.78%, due 04/06/2006	201	201
Svenska Handlesbanken
4.85%, due 04/03/2006	109	109
Euro Dollar Terms (2.9%)
Bank of Nova Scotia
4.79%, due 05/10/2006	503	503
Barclays
4.68%, due 04/28/2006	251	251
4.79%, due 05/10/2006	754	754
4.77%, due 05/16/2006	101	101
Calyon
4.75%, due 04/12/2006	402	402
4.74%, due 05/09/2006	251	251
Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	201	201
4.70%, due 05/02/2006	302	302
4.73%, due 05/08/2006	352	352
Fortis Bank
4.75%, due 04/24/2006	503	503
Royal Bank of Canada
4.77%, due 05/01/2006	201	201
Royal Bank of Scotland
4.75%, due 04/28/2006	201	201
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	352	352
Societe Generale
4.78%, due 05/04/2006	754	754
4.79%, due 05/10/2006	503	503
Toronto Dominion Bank
4.72%, due 04/18/2006	251	251
Repurchase Agreements (2.2%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $474 on 04/03/2006	474	474
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $1,640 on 04/03/2006	1,639	1,639
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $22 on 04/03/2006	22	22
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $1,875 on 04/03/2006	1,874	1,874
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $215 on 04/03/2006	215	215
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $187 on 04/03/2006	187	187

	Shares	Value
Investment Companies (1.5%)
American Beacon Fund
1-day yield of 4.64%	99,998	$100
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	1,401,123	1,401
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	281,449	281
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	45,107	45
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	1,086,456	1,087
Total Security Lending Collateral (cost: $17,943)		17,943
Total Investment Securities (cost: $196,926) #		$217,531

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $17,411.
☐	Value is less than $1.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $4,487, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
m	Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.
#

Aggregate cost for Federal income tax purposes is $198,072. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $26,052 and $6,593, respectively. Net unrealized appreciation for tax purposes is $19,459.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $1,603 or 0.8% of the net assets of the Fund.

ADR	American Depositary Receipt

Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS

At March 31, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.8%)
Amusement & Recreation Services (2.9%)
Station Casinos, Inc.	250,300	$19,866
Apparel & Accessory Stores (2.9%)
Abercrombie & Fitch Co.-Class A	148,100	8,634
American Eagle Outfitters	385,200	11,502
Automotive Dealers & Service Stations (3.0%)
AutoZone, Inc. ‡	204,400	20,377
Business Services (12.7%)
Akamai Technologies, Inc. ‡ †	242,900	7,989
ChoicePoint, Inc. ‡	142,200	6,363
Getty Images, Inc. ‡ †	237,500	17,784
Iron Mountain, Inc. ‡	369,100	15,037
Lamar Advertising Co. ‡ †	192,100	10,108
Monster Worldwide, Inc. ‡	418,550	20,869
NetEase.com, ADR ‡ †	355,404	8,722
Communication (3.2%)
Crown Castle International Corp. ‡	537,280	15,232
Global Payments, Inc.	124,400	6,594
Computer & Data Processing Services (6.3%)
Activision, Inc. ‡	1,071,099	14,770
Checkfree Corp. ‡ †	130,400	6,585
Red Hat, Inc. ‡ †	397,000	11,108
salesforce.com, Inc. ‡ †	293,300	10,656
Educational Services (3.4%)
Apollo Group, Inc.-Class A ‡ †	248,900	13,070
ITT Educational Services, Inc. ‡	155,500	9,960
Electronic Components & Accessories (2.0%)
Marvell Technology Group, Ltd. ‡	111,100	6,011
Tessera Technologies, Inc. ‡ †	237,000	7,603
Entertainment (1.4%)
International Game Technology †	272,600	9,601
Environmental Services (2.3%)
Stericycle, Inc. ‡	237,728	16,075
Gas Production & Distribution (2.6%)
Questar Corp.	85,900	6,017
Southwestern Energy Co. ‡	368,300	11,856
Health Services (1.0%)
DaVita, Inc. ‡ †	112,600	6,780
Holding & Other Investment Offices (2.1%)
Brookfield Asset Management, Inc. †	257,800	14,194

Hotels & Other Lodging Places (1.3%)
Choice Hotels International, Inc. †	193,740	$8,869
Industrial Machinery & Equipment (2.1%)
Pentair, Inc.	346,600	14,124
Insurance (1.0%)
White Mountains Insurance Group, Ltd.	11,600	6,896
Insurance Agents, Brokers & Service (1.0%)
Brown & Brown, Inc.	208,900	6,935
Management Services (4.0%)
Corporate Executive Board Co.	271,700	27,415
Medical Instruments & Supplies (1.0%)
Techne Corp. ‡	117,000	7,036
Mining (1.4%)
Florida Rock Industries, Inc.	173,300	9,743
Oil & Gas Extraction (5.8%)
Ultra Petroleum Corp. ‡	637,000	39,691
Personal Services (1.0%)
Weight Watchers International, Inc.	133,300	6,852
Pharmaceuticals (1.9%)
Dade Behring Holdings, Inc.	366,200	13,077
Real Estate (3.8%)
CB Richard Ellis Group, Inc.-Class A ‡	125,900	10,160
Desarrolladora Homex SA de CV, ADR ‡ †	264,000	9,327
St. Joe Co. (The) †	104,500	6,567
Research & Testing Services (2.0%)
Gen-Probe, Inc. ‡	243,624	13,429
Residential Building Construction (1.4%)
NVR, Inc. ‡ †	12,800	9,459
Restaurants (4.9%)
Cheesecake Factory (The) ‡	174,800	6,546
Outback Steakhouse, Inc.	142,200	6,257
PF Chang’s China Bistro, Inc. ‡ †	173,600	8,557
Wendy’s International, Inc.	201,500	12,505
Retail Trade (1.4%)
Amazon.com, Inc. ‡ †	254,800	9,303
Security & Commodity Brokers (6.1%)
Calamos Asset Management, Inc.-Class A	383,650	14,349
Chicago Mercantile Exchange	30,200	13,515
Janus Capital Group, Inc.	296,300	6,865
TD Ameritrade Holding Corp. ‡ †	330,300	6,893
Telecommunications (3.8%)
NII Holdings, Inc.-Class B ‡ †	439,400	25,911
Tobacco Products (1.5%)
Loews Corp.-Carolina Group	220,700	10,432
Transportation & Public Utilities (6.6%)
CH Robinson Worldwide, Inc. †	379,276	18,619
Expedia, Inc. ‡ †	391,100	7,928

Expeditors International of Washington, Inc. †	218,337	$18,862
Total Common Stocks (cost: $594,452)		669,485

	Principal	Value
SECURITY LENDING COLLATERAL (21.5%)
Debt (18.0%)
Bank Notes (0.6%)
Bank of America
4.77%, due 05/16/2006 *	$2,307	$2,307
4.81%, due 08/10/2006 *	1,895	1,895
Certificates Of Deposit (1.2%)
Canadian Imperial Bank of Commerce
5.06%, due 05/18/2006 *	2,060	2,060
Halifax Bank of Scotland
4.61%, due 06/06/2006 *	4,120	4,120
Rabobank Nederland
5.01%, due 05/31/2006 *	2,060	2,060
Commercial Paper (2.9%)
Danske Corp.
4.75%, due 04/07/2006	2,456	2,456
4.79%, due 04/07/2006	4,120	4,120
Falcon Asset Securitization Corp.-144A
4.77%, due 04/25/2006	2,060	2,060
Grampian Funding LLC-144A
4.60%, due 04/03/2006	1,631	1,631
Jupiter Securitization Corp.-144A
4.73%, due 04/18/2006	1,630	1,630
Paradigm Funding LLC-144A
4.72%, due 04/11/2006	2,060	2,060
Preferred Receivables Funding Corp.-144A
4.73%, due 04/20/2006	2,060	2,060
4.77%, due 04/25/2006	2,060	2,060
Ranger Funding Co. LLC-144A
4.62%, due 04/03/2006	1,648	1,648
Euro Dollar Overnight (1.0%)
Royal Bank of Scotland
4.69%, due 04/04/2006	4,120	4,120
4.78%, due 04/06/2006	1,648	1,648
Svenska Handlesbanken
4.85%, due 04/03/2006	893	893
Euro Dollar Terms (7.0%)
Bank of Nova Scotia
4.79%, due 05/10/2006	4,120	4,120
Barclays
4.68%, due 04/28/2006	2,060	2,060
4.79%, due 05/10/2006	6,180	6,180
4.77%, due 05/16/2006	824	824
Calyon
4.75%, due 04/12/2006	3,296	3,296
4.74%, due 05/09/2006	2,060	2,060

Credit Suisse First Boston Corp.
4.61%, due 04/10/2006	$1,648	$1,648
4.70%, due 05/02/2006	2,472	2,472
4.73%, due 05/08/2006	2,884	2,884
Fortis Bank
4.75%, due 04/24/2006	4,120	4,120
Royal Bank of Canada
4.77%, due 05/01/2006	1,648	1,648
Royal Bank of Scotland
4.75%, due 04/28/2006	1,648	1,648
Skandinaviska Enskilda Banken AB
4.77%, due 04/27/2006	2,884	2,884
Societe Generale
4.78%, due 05/04/2006	6,180	6,180
4.79%, due 05/10/2006	4,120	4,120
Toronto Dominion Bank
4.72%, due 04/18/2006	2,060	2,060
Repurchase Agreements (5.3%) ††
Credit Suisse First Boston Corp. 4.92%, dated 03/31/2006 to be repurchased at $3,885 on 04/03/2006	3,884	3,884
Goldman Sachs Group, Inc. (The) 4.92%, dated 03/31/2006 to be repurchased at $13,442 on 04/03/2006	13,437	13,437
Lehman Brothers, Inc. 4.92%, dated 03/31/2006 to be repurchased at $183 on 04/03/2006	183	183
Merrill Lynch & Co. 4.87%, dated 03/31/2006 to be repurchased at $15,369 on 04/03/2006	15,363	15,363
Morgan Stanley Dean Witter & Co. 4.87%, dated 03/31/2006 to be repurchased at $1,766 on 04/03/2006	1,765	1,765
Morgan Stanley Dean Witter & Co. 4.93%, dated 03/31/2006 to be repurchased at $1,530 on 04/03/2006	1,530	1,530

	Shares	Value
Investment Companies (3.5%)
American Beacon Fund
1-day yield of 4.64%	819,736	$820
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.73%	11,485,759	11,486
Dreyfus Cash Management Plus Fund
1-day yield of 4.54%	2,307,189	2,307
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 4.60%	369,768	370
Merrimac Cash Fund, Premium Class
1-day yield of 4.49% @	8,906,264	8,906
Total Security Lending Collateral (cost: $147,083)		147,083
Total Investment Securities (cost: $741,535) #		$816,568

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2006, all or a portion of this security is on loan. The value at March 31, 2006, of all securities on loan is $143,395.
*	Floating or variable rate note. Rate is listed as of March 31, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $36,782, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.875% and 04/01/2006 - 12/31/2049, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $741,619. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $85,780 and $10,831, respectively. Net unrealized appreciation for tax purposes is $74,949.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities aggregated $13,149 or 1.9% of the net assets of the Fund.

ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)           Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as of March 31, 2006, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)          There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AEGON/Transamerica Series Trust
(Registrant)
By:	/s/ Brian C. Scott
Brian C. Scott
Chief Executive Officer
Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Brian C. Scott
Chief Executive Officer
Date:	May 19, 2006
By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer
Date:	May 19, 2006